Unique ID Seller /  GS     Borrower  Overall  Final   Credit Exception(s)                                                                       Credit Comment(s)                                                                                            Final       Compliance Exception(s)                                                                                                                                               Compliance Comment(s)                                                                                                                                             DBRS Final  Fitch Final Subject  Fees      Document   State Origination  Purpose at    Occupancy   Originator Original   Unpaid     Originator   Due
          Servicer  Loan   Last Name Event    Credit                                                                                                                                                                                                         Compliance                                                                                                                                                                                                                                                                                                                                          Compliance  Compliance  to High  Captured  Used for         Date         Origination   at                     Principal  Principal  Loan         Diligence
          Loan      Number           Level    Event                                                                                                                                                                                                          Event                                                                                                                                                                                                                                                                                                                                               Grade       Grade       Cost     for       Testing                                     Origination            Balance    Balance    Designation  Loan
          Number                     Grade                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending  Testing                                                                                                         Designation

736244814 XXX       XXX    XXX       3        2       *** (OPEN) Credit report shows credit payments as currently delinquent. - EV2             *** (OPEN) Credit report shows credit payments as currently delinquent.                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement B           B           Yes      No                   AR    10/XX/2017   Purchase      Primary     XXX        $XXX                  UTD          Temporary
                                                                                                                                                COMMENT: 2019/XX/19: Per AUS # 12; past due amount of $XXX must be satisfied prior to closing; evidence not              Disclosure to borrower. - EV2                                                                                                                                         Disclosure to borrower.                                                                                                                                                                                                                                                                                            SHQM
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per provided in file.                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/17: Disclosure provided in file from Community Insurance stating owned subsidiaries of Lender; copy of disclosure from Lender not provided.                                                                                                                                                       (GSE/Agency
                                                      guideline requirements. - EV2                                                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final                                                                                                                                                                                                                                                                                                                           Eligible)
                                                                                                                                                *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                      Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                requirements.                                                                                                            (Final/10/XX/2017) - EV2                                                                                                                                              Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                COMMENT: 2019/XX/17: The hazard policy did not list Lender its successor and assigns, it list the lender                                                                                                                                                                                       (Final/10/XX/2017)
                                                                                                                                                only.                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2019/XX/17: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review
                                                                                                                                                                                                                                                                         Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77166) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77166)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/17: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review
736244830 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MN    9/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          Temporary
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2015) - EV2                                                                                                                                                                                                                                                                                                                                                   SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                                      Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736244804 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure With Seller -  Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure         *** (OPEN) TRID Final Closing Disclosure With Seller -  Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure     B           B           No       No                   TN    8/XX/2016    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                                                                                                                                         provided on 08/XX/2016 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/08/XX/2016) - EV2                     provided on 08/XX/2016 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/08/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: Final CD disclosed cash to close of $XXX; calculated cash to close is $XXX.
736244806 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   CO    3/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                      Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)                                                                                                                                                            QM           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/20: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
736244807 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   IL    7/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)                                                                                                                                                                                QM           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/23: Appraisal sent to the borrower on 7/XX/17; calculated received date is 7/XX/17.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017) - EV2                                                    *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Costs over Year 1 of XXX on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2020/XX/20: Lender used $XXX/month for the HOA fee; actual amount is $XXX/month for $XXX/year.
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/07/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.      (3) business days prior to closing. (Initial/07/XX/2017)
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                        COMMENT: 2020/XX/20: Evidence of earlier borrower receipt was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/23: The final CD confirms the cure was provided at Closing.
736244820 XXX       XXX    XXX       1        1       *** (CLEARED) AUS Findings: Property type discrepancy. - EV1                              *** (CLEARED) AUS Findings: Property type discrepancy.                                                       1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does   A           A           Yes      No                   MD    1/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2020/XX/29: DU reflects PUD vs. Attached PUD.                                                                   match Due Diligence Loan Designation of Non QM. - EV1                                                                                                                 not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                   SHQM
                                                      *** (CLEARED) Guideline Issue: Insufficient asset documentation.: Financial Institution:                                                                                                                                                                                                                                                                                                 COMMENT: 2020/XX/29: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan                                                                                                                                      (GSE/Agency
                                                      XXX // Account Type: Savings / Account Number: XXXs, Financial Institution: XXX //        *** (CLEARED) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account                  *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5808133) - EV1                                Designation of Non QM.                                                                                                                                                                                                                                                                                Eligible)
                                                      Account Type: Checking / Account Number: XXX - EV1                                        Type: Savings / Account Number: XXXs, Financial Institution: XXX // Account Type: Checking / Account Number:
                                                                                                                                                XXX                                                                                                                      *** (CLEARED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5808133)
                                                                                                                                                COMMENT: 2020/XX/29: Per DU, 2 consecutive months of bank statements required. Statement provided for                    CD contained fees not reflected on the consumer's CD. (Final/01/XX/2017) - EV1                                                                                        COMMENT: 2020/XX/29: Complete 2 year employment history was not documented as required per Appendix Q. Any job gap > 30 days requires an LOE. Any job gaps > 6
                                                                                                                                                October only and then a printout for 12/XX/2016.                                                                                                                                                                                                                                               months have additional requirements.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home
                                                                                                                                                                                                                                                                         Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7535) - EV1                                    *** (CLEARED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's
                                                                                                                                                                                                                                                                                                                                                                                                                                               final CD contained fees not reflected on the consumer's CD. (Final/01/XX/2017)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan  COMMENT: 2020/XX/29: Borrower CD does not list Seller Paid Fees.
                                                                                                                                                                                                                                                                         Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7535)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/29: Cure nor valid COC provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/29: Cure nor valid COC provided.
736244836 XXX       XXX    XXX       2        1       *** (CLEARED) Assets Error: Accounts are missing - EV1                                    *** (CLEARED) Assets Error: Accounts are missing                                                             2           *** (WAIVED) California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable     *** (CURED) TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2016 B           B           Yes      No                   CA    12/XX/2016   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2017/XX/17: As per 1003, XXX XXX with a $XXX balance, XXX Bank Account XXX with a balance of $XXX               threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Loan. - EV2                                                                                          disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/12/XX/2016)
                                                      *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower:   and the Borrower's 457 account with a balance of $XXX were used as escrows. These accounts and balances were                                                                                                                                                                                   COMMENT: 2017/XX/19: Closing Disclosure Property Value of $XXX <> Appraisal Primary Appraised Value/CDA Value of $XXX.
                                                      XXX - EV1                                                                                 not provided in the loan documents.                                                                                      *** (CURED) TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         12/XX/2016 did not disclose number of months for Property Tax under Prepaids. (Final/12/XX/2016) - EV2                                                                *** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2016
                                                      *** (CLEARED) Valuation Error: Appraiser's name not provided. - EV1                       *** (CLEARED) Valuation Error: Appraiser's name not provided.                                                                                                                                                                                                                                  disclosed a Closing Date that did not match the actual date of consummation. (Final/12/XX/2016)
                                                                                                                                                COMMENT: 2017/XX/17: Need verification of one and the same:                                                              *** (CURED) TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2016     COMMENT: 2017/XX/17: Closing Disclosure Closing Date of 12.XX.16 <> Closing Date/Notary Date of 12.XX.16
                                                                                                                                                                                                                                                                         disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/12/XX/2016) - EV2
                                                                                                                                                Appraisal is Signed XXX and Appraisal license is under XXX as is the same on the Appraisal Lookup under CA
                                                                                                                                                Cert #XXX (XXX), XXX DBA is XXX.                                                                                         *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/XX/2016) - EV1
736244843 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    8/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736244833 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Appraisal not provided - EV3                                 *** (OPEN) Missing Document: Appraisal not provided                                                          2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 OH    3/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2019/XX/20: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are                 in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              required for securitization.                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/20: An Itemization of prepaid finance charges was not provided, however, it appears that the Tax Service fee of $XXX was excluded from the                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with       calculation.                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                *** (OPEN) Missing Document: Fraud Report not provided                                                                   reliable documentation. - EV2
                                                                                                                                                COMMENT: 2019/XX/20: No fraud report provided                                                                                                                                                                                                                                                  *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with
                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales      reliable documentation.
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                    COMMENT: 2019/XX/20: Loan is a Refi Plus Harp loan, no income, appraisal or assets are required.

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing     *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Disclosure. - EV2                                                                                                                                                     Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/20: The requested Ohio document was not in loan package
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing        COMMENT: 2019/XX/20: The required Ohio document was not in the file information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/21: List of Homeownership in file.  However, list of agencies was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/21: Multi disclosure in file disclosing Servicing disclosure but, was not dated.
736244869 XXX       XXX    XXX       1        1       *** (CLEARED) Hazard Insurance policy does not list "Lender its successors and assigns",  *** (CLEARED) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline       1           *** (CLEARED) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV1                   *** (CLEARED) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.                     A           A           Yes      Yes       Final HUD1 GA    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      per guideline requirements. - EV1                                                         requirements.                                                                                                                                                                                                                                                                                  COMMENT: 2020/XX/29: No cure provided                                                                                                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                COMMENT: 2020/XX/29: The Hazard Policy in the file does not state " its successors and assigns". Only Lender             *** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                listed on declaration page.                                                                                              not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV1                                                                                                                                                                                                                                                                                                                                                    Eligible)    Eligible)
736244862 XXX       XXX    XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) Credit Exception:                                                                                 2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.  B           B           Yes      Yes       Final HUD1 NY    9/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2019/XX/19: Transaction originated using FNMA HomePath program, which does not require an                       "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2     COMMENT: 2019/XX/19: Lender portion of transfer tax (POC) of $XXX not accounted for on GFE.                                                                                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   appraisal, or MI.  However, this code was not entered into final AUS findings in file and therefore                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                      been inspected. - EV3                                                                     indicates full 1004 and MI coverage are required.                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -    *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                                                                                                                                                                                        COMMENT: 2019/XX/19: Evidence of earlier receipt missing from file.
                                                                                                                                                COMMENT: 2019/XX/19: The subject is located in a FEMA Disaster Area. A post-disaster inspection is required              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2 verifying there was no damage to the subject.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                *** (OPEN) Missing Document: Appraisal not provided                                                                      did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                COMMENT: 2019/XX/19: Subject HomePath purchase loan was approved without an appraisal, however, two valuations will be required for securitization.
736244870 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   OR    3/XX/2018    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                                                                                         Designation of Non QM. - EV3                                                                                                                                          Loan Designation of Non QM.                                                                                                                                                                                                                                                                           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/16: Missing VOE from borrowers previous employer with XXX to verify a 2 year work history.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5635700) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5635700)
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          COMMENT: 2020/XX/16: Missing VOE from borrowers previous employer with XXX to verify a 2 year work history.
                                                                                                                                                                                                                                                                         borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  borrower.
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  COMMENT: 2020/XX/16: No evidence of CHARM Booklet provided to borrower found in current file documents.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/20: Cure for $XXX Ten Percent tolerance was not provided
736244880 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    4/XX/2014    Refinance     Primary     XXX        $XXX                  UTD          Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Eligible)
736244907 XXX       XXX    XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) Credit Exception:                                                                                 2           *** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV2     *** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.       B           B           Yes      No                   FL    12/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2019/XX/25: Scratch and Dent Reason: CREDIT: The Borrower has not established an acceptable credit                                                                                                                                                                                    COMMENT: 2019/XX/17: Please provide                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                reputation. The lender's credit report indicates the Borrower's Chapter 7 bankruptcy was discharged on May               *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan                                                                                                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                XX, 2010, which is sixty-seven months prior to the subject transaction's Note Date,                                      Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200) - EV2                                 *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                however, the Bankruptcy papers reflect a pending foreclosure for a property located at XXX, and a mortgage                                                                                                                                                                                     Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200)
                                                                                                                                                foreclosure on XXX that already occurred. The property located at XXX was not included in the bankruptcy as              *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final      COMMENT: 2019/XX/17: Loan Estimate disclosed a $XXX discount point fee.  The Initial Closing Disclosure charged a $XXX discount point fee to the seller. The
                                                                                                                                                a surrendered property in the Chapter 7 filing.  Public records for the XXX property reflect a Foreclosure               Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Final Closing Disclosure charged a $XXX discount point fee to the buyer.
                                                                                                                                                occurred January XX, 2013, and the date for the mortgage foreclosure on the XXX was not validated in the                 (Final/12/XX/2015) - EV1
                                                                                                                                                subject loan file, Freddie Mac is unable to determine date for the Timeshare property, resulting in a                                                                                                                                                                                          *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                foreclosure occurring in the last seven years. An acceptable credit reputation was not re-established for                *** (WAIVED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/12/XX/2015) - EV1           Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                the 84- month recovery period required for financial mismanagement. As a result, the DU Approval is                                                                                                                                                                                            (Final/12/XX/2015)
                                                                                                                                                invalidated, and the representations and warranties for credit and capacity must be met. The subject loan is                                                                                                                                                                                   COMMENT: 2019/XX/12: Final Closing Disclosure did not provide a value for any amount which exceeded the legal limit.
                                                                                                                                                not acceptable as a manually underwritten mortgage due to lack of established, acceptable credit reputation;
                                                                                                                                                7 or more years required for foreclosure recovery period, additional derogatory credit after the bankruptcy                                                                                                                                                                                    *** (WAIVED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/12/XX/2015)
                                                                                                                                                and foreclosure, 22 x 30 days lates, 2 x 90 day lates, and the LTV exceeds maximum allowed for a manually                                                                                                                                                                                      COMMENT: 2019/XX/12: Seller Closing Disclosure not provided.
                                                                                                                                                underwritten loan
736244881 XXX       XXX    XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) Credit Exception:                                                                                 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day            B           B           Yes      Yes       Final HUD1 NJ    11/XX/2014   Refinance     Primary     XXX        $XXX                  UTD          Temporary
                                                                                                                                                COMMENT: 2019/XX/30: Refinance primary.  HUD in file states loan amount of $XXX  paying off first mortgage               for estimate of charges and terms for all other settlement charges. - EV2                                                                                             availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                   SHQM
                                                      *** (OPEN) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX of $XXX, lender credit of $XXX, $XXX to/from borrower                                                                                                                                                                                                                                          COMMENT: 2019/XX/25: The initial GFE provided on 10/XX/14 has interest rate available through date of 10/XX/20 (probably a typo meant to be 2014 instead of 2020)                                                                                                                                                  (GSE/Agency
                                                      // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account                                                                                                                             *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  and estimate available through date 11/XX/14 which is 8 business days.                                                                                                                                                                                                                                             Eligible)
                                                      Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type:          Borrower is self employed, the XXXowner of a XXX, XXX for 13 yrs making $XXX and $XXX in other income.  Co-              EV2
                                                      Individual XXX Account (IRA) / Account Number: XXX - EV3                                  borrower is a XXX for XXX for 11 yrs making $XXX per application. DTI 45.39% at origination                                                                                                                                                                                                    *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type:                                                                                                                                                                                     COMMENT: 2019/XX/20: Calculated initial escrow deposit collected on the HUD I is $XXX The Initial Escrow Disclosure reflects an initial deposit of $XXX
                                                                                                                                                Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX,
                                                                                                                                                Financial Institution: XXX // Account Type: Individual XXX Account (IRA) / Account Number: XXX
                                                                                                                                                COMMENT: 2019/XX/20: There was not 2 months bank statements in the file as required by the DU findings.

                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX
                                                                                                                                                COMMENT: 2019/XX/20: The 2013 K-1 and the 2013 1065 were missing for XXX to support the income used to qualify.
736244883 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (CLEARED) Credit Exception:                                                                              3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   FL    11/XX/2015   Purchase      Primary     XXX        $XXX                  VA Safe      Non QM
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2020/XX/14: Primary residence loan. $XXX sales price. $XXX cash to close from borrower (borrower                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.                                                                                                                                                                                                                                                                          Harbor QM
                                                                                                                                                cashed in securities and had $XXX cash in the bank). Borrower is a retired vet receiving fixed income of                                                                                                                                                                                       COMMENT: 2020/XX/04: QM/ATR testing due to loan not being agency Saleable.
                                                      *** (CLEARED) Credit Exception: - EV1                                                     $XXX. Borrower retained previous primary as a rental piti of $XXX a month with application indicating $XXX a             *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.
                                                                                                                                                month of rental income.                                                                                                  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not
                                                      *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty                                                                                                                                                                                                                                                                                                      match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
                                                      Certificate (Government Documents) - EV1                                                  *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      COMMENT: 2020/XX/04: Client confirmed this was an unsecured VA loan and should be tested as Non-QM.
                                                                                                                                                Documents)                                                                                                               receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2015) -
                                                      *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1    COMMENT: 2020/XX/14: Loan Guaranty Certificate was not provided.                                                         EV2                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2015 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/11/XX/2015)
                                                      *** (CLEARED) The Veteran's ETS (Estimated Term of Service) or Statement of Service is    *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                         COMMENT: 2019/XX/21: Final closing disclosure $XXX calculated total of payments $XXX
                                                      within 12 months of the date that the loan closed and no documentation of re-enlistment   COMMENT: 2020/XX/14: The fully executed purchase contract was not provided.
                                                      or other income source was provided. - EV1                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2015     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                *** (CLEARED) VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause (Government Documents)                disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/11/XX/2015) - EV2                                                 (3) business days prior to closing. (Initial/11/XX/2015)
                                                      *** (CLEARED) VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause        COMMENT: 2020/XX/14: VA - Escape Clause not signed by all parties.                                                                                                                                                                                                                             COMMENT: 2019/XX/21: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
                                                      (Government Documents) - EV1                                                                                                                                                                                       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/11/XX/2015) - EV2                                                                                                            *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  COMMENT: 2019/XX/21: The total of the Title - Endorsement Fee, Title - Lender's Title Insurance, and Recording Fee total is $XXX.5, the Loan Estimate initially
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  disclosed $XXX.5 for a $XXX variance.  Initial LE sent electronically and e-sign consent was not provided resulting in a fee tolerance violation

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA
                                                                                                                                                                                                                                                                         Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7593) - EV2                                       Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7593)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/21: VA Funding Fee not reflected on the LE no change of circumstance provided.Initial LE sent electronically and e-sign consent was not provided
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence  resulting in a fee tolerance violation
                                                                                                                                                                                                                                                                         Loan Designation of Non QM. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due
                                                                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for        Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                         purchase, guarantee or insurance by the appropriate agency. - EV1                                                                                                     COMMENT: 2020/XX/04: Loan was originated as Temp Safe Harbor.  Diligence Designation of Non-QM

                                                                                                                                                                                                                                                                         *** (CLEARED) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/Pension) - EV1                                 *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline COMMENT: 2020/XX/04: Total DTI exceeds 43%.
                                                                                                                                                                                                                                                                         fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $XXX and disclosure timing violations. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/Pension)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing    COMMENT: 2020/XX/04: QM/ATR testing due to loan not being agency Saleable.
                                                                                                                                                                                                                                                                         Disclosure provided on 11/XX/2015 disclosed a Seller Credit that does not match the Seller Credit from the Calculating Cash to Close table. (Final/11/XX/2015) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Missing esign consent.  TRID disclosures provided electronically will not be used to set or
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on     rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $XXX and disclosure timing violations.
                                                                                                                                                                                                                                                                         11/XX/2015 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/11/XX/2015) - EV1                      COMMENT: 2020/XX/04: E-sign consent agreement was not provided

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final     *** (CLEARED) TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 11/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 11/XX/2015 disclosed a Seller Credit that does not match the Seller Credit from the Calculating Cash to Close table.
                                                                                                                                                                                                                                                                         (Final/11/XX/2015) - EV1                                                                                                                                              (Final/11/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/04: The final closing disclosure reflects seller credit of $XXX under summaries of transaction and no seller credits are reflected under
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three    calculating cash to close. Initial LE sent electronically and e-sign consent was not provided resulting in a fee tolerance violation
                                                                                                                                                                                                                                                                         (3) business days of application. Initial Loan Estimate dated 10/XX/2015 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         violations. (Initial/10/XX/2015) - EV1                                                                                                                                11/XX/2015 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/11/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/04: Final closing disclosure reflects 59.26% calculated TIP is 59.265%
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/11/XX/2015) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                                                                                                                                         *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1                      Closing Disclosure provided on 11/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/11/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/04: The Final Closing Disclosure does not indicate the amount of the Total Closing Costs exceeding the legal limit.  Initial LE sent electronically and e-sign consent was not provided resulting in a fee tolerance violation

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 10/XX/2015 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/04: The Application Date of the loan is 10/XX/2015, the Loan Estimate reflects a Date Issued of 10/XX/2015, however was signed electronically on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2015.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/11/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/04: Seller's closing disclosure not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/04: Loan is not Agency Saleable and therefore is not eligible to be insured by VA.
736244884 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, valuations, income and asset docs, insurance along with other critical docs for review
736244885 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244890 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244891 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NJ    10/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736244893 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    3/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736244892 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244888 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244894 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244896 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244895 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244897 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
736244684 XXX       XXX    XXX       2        1       *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                                                   2           *** (WAIVED) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or  *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-  B           B           Yes      No                   IL    8/XX/2016    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Loan. - EV2                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/05: No evidence in file of initial application date.
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Right to Receive Copy of Appraisal): TILA HPML Appraisal Rule (Dodd-Frank 2014):  Creditor
                                                                                                                                                                                                                                                                         did not provide "Right to Receive Copy" appraisal disclosure to consumer within three (3) business days of application. - EV1                                         *** (CLEARED) TRID Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days prior to closing. (Final/08/XX/2016)
                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -   COMMENT: 2016/XX/06: Date issued and Closing date are shown to be August XX, 2016.
                                                                                                                                                                                                                                                                         EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of
                                                                                                                                                                                                                                                                         *** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the       application.
                                                                                                                                                                                                                                                                         borrower within three (3) days of application. - EV1                                                                                                                  COMMENT: 2016/XX/05: No evidence in file of initial application date.

                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                         Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/08/XX/2016) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2016) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application. - EV1
736244683 XXX       XXX    XXX       2        1       *** (CLEARED) Missing Document: Other not provided - EV1                                  *** (CLEARED) Missing Document: Other not provided                                                           2           *** (WAIVED) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or  *** (CURED) TRID Final Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure    B           B           Yes      No                   IL    9/XX/2016    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2016/XX/26: - Missing Credit Report Comparison gap credit or credit refresh report within 10 days               Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Loan. - EV2                                   provided on 9/XX/2016 incorrectly disclosed whether there was a change in the Deposit. (Final/09/XX/2016)
                                                                                                                                                of 9/XX/2016 closing                                                                                                                                                                                                                                                                           COMMENT: 2016/XX/27: CD reflects change from -$XXX to -$XXX however Did this Change is answered Yes. *****10/XX/16 - Rec'd corrected CD, missing LOE.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure
                                                                                                                                                - Missing Compliance Report                                                                                              provided on 9/XX/2016 incorrectly disclosed whether there was a change in the Deposit. (Final/09/XX/2016) - EV2                                                       *** (CLEARED) Other Compliance Exception (Manual Add)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/26: - Missing complete full copy of Note.  Partial copy in file.
                                                                                                                                                - Missing complete copy of signed final 1003. Partial copy in file.                                                      *** (CLEARED) Other Compliance Exception (Manual Add) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing complete copy of Mortgage. Partial copy in file.
                                                                                                                                                - Missing complete copy of Appraisal report.  Partial copy in file.                                                      *** (CLEARED) TRID - the file contains an illegible TRID disclosure. Testing is incomplete - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID - the file contains an illegible TRID disclosure. Testing is incomplete
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Borrower Loan Costs Total Section A: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on  COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.
                                                                                                                                                                                                                                                                         9/XX/2016 disclosed Total Origination Charges (Section A) that does not match sum of fees. (Final/09/XX/2016) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure Borrower Loan Costs Total Section A: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Borrower Paid Loan Costs: TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on       on 9/XX/2016 disclosed Total Origination Charges (Section A) that does not match sum of fees. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                         9/XX/2016 disclosed Loan Costs that does not match Total Loan Costs (Borrower-Paid) on page 2. (Final/09/XX/2016) - EV1                                               COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section D: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure         *** (CLEARED) TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section D: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 9/XX/2016 disclosed Total Loan Costs (Borrower-Paid) (Section D) that does not match sum of fees. (Final/09/XX/2016) - EV1                                provided on 9/XX/2016 disclosed Total Loan Costs (Borrower-Paid) (Section D) that does not match sum of fees. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 9/XX/2016 disclosed Total Closing Costs (Borrower-Paid) (Section J) that does not match sum of fees. (Final/09/XX/2016) - EV1                             *** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               9/XX/2016 did not disclose the Total of Payments. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing         COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.
                                                                                                                                                                                                                                                                         Disclosure provided on 9/XX/2016 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Final/09/XX/2016) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure With Seller -  Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 9/XX/2016   provided on 9/XX/2016 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                         did not disclose the Total of Payments. (Final/09/XX/2016) - EV1                                                                                                      COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller -  Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure      *** (CLEARED) TRID Final Closing Disclosure With Seller Loan Estimate Value - Closing Costs Paid Before Closing: TILA-RESPA Integrated Disclosure - Calculating
                                                                                                                                                                                                                                                                         provided on 9/XX/2016 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/09/XX/2016) - EV1                      Cash to Close: Final Closing Disclosure provided on 9/XX/2016 incorrectly disclosed Closing Costs Paid Before Closing in the Loan Estimate column.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/09/XX/2016)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller Loan Estimate Value - Closing Costs Paid Before Closing: TILA-RESPA Integrated Disclosure - Calculating Cash  COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.
                                                                                                                                                                                                                                                                         to Close: Final Closing Disclosure provided on 9/XX/2016 incorrectly disclosed Closing Costs Paid Before Closing in the Loan Estimate column. (Final/09/XX/2016) -
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   *** (CLEARED) TRID Final Closing Disclosure With Seller Loan Estimate Value - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 9/XX/2016 did not disclose the Loan Estimate value of Total Closing Costs. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller Loan Estimate Value - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close:      COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 9/XX/2016 did not disclose the Loan Estimate value of Total Closing Costs. (Final/09/XX/2016) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure With Seller Value - Closing Costs Paid Before Closing: TILA-RESPA Integrated Disclosure - Calculating Cash to Close:
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller Value - Closing Costs Paid Before Closing: TILA-RESPA Integrated Disclosure - Calculating Cash to Close:      Final Closing Disclosure provided on 9/XX/2016 did not disclose the Final value of Closing Costs Paid Before Closing. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 9/XX/2016 did not disclose the Final value of Closing Costs Paid Before Closing. (Final/09/XX/2016) - EV1                        COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller Value - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing      *** (CLEARED) TRID Final Closing Disclosure With Seller Value - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing
                                                                                                                                                                                                                                                                         Disclosure provided on 9/XX/2016 did not disclose the Final value of Total Closing Costs. (Final/09/XX/2016) - EV1                                                    Disclosure provided on 9/XX/2016 did not disclose the Final value of Total Closing Costs. (Final/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/26: - Missing complete copy of Closing Disclosure issued 9/XX/2016. Partial copy in file.
736244681 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (CURED) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing           *** (CURED) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing       B           B           Yes      No                   FL    1/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         Disclosure provided on 1/XX/2017 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/XX/20/2017) - EV2        Disclosure provided on 1/XX/2017 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/XX/20/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/15: Closing Disclosure AIR Minimum Interest Rate 4.000 <> Math Closing Disclosure AIR Minimum Interest Rate 5.000.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 1/XX/2017 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the      *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         loan. (ProjSeq:4/130439) - EV2                                                                                                                                        Final Closing Disclosure provided on 1/XX/2017 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/130439)
                                                                                                                                                                                                                                                                         *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable  COMMENT: 2017/XX/15: Note did not list a minimum interest rate, Margin was used for qualification.
                                                                                                                                                                                                                                                                         threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the
                                                                                                                                                                                                                                                                         *** (CURED) TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the      Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/XX/20/2017)
                                                                                                                                                                                                                                                                         Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/XX/20/2017) - EV1                      COMMENT: 2017/XX/15: XXX vs XXX
736244682 XXX       XXX    XXX       2        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                            2           *** (CURED) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing           *** (CURED) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing       B           B           Yes      No                   SC    2/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2017/XX/29: Missing VVOE within 10 days of closing                                                              Disclosure provided on  2/XX/2017 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/02/XX/2017) - EV2       Disclosure provided on  2/XX/2017 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/02/XX/2017)
                                                      *** (CLEARED) Missing Document: Other not provided - EV1                                                                                                                                                                                                                                                                                                                                 COMMENT: 2017/XX/28: Minimum Interest Rate not disclosed on Note. Margin of 5.000% used for audit purposes
                                                                                                                                                *** (CLEARED) Missing Document: Other not provided                                                                       *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                COMMENT: 2017/XX/29: Credit Report Comparison gap credit or credit refresh report within 10 days of                      Closing Disclosure provided on  2/XX/2017 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the     *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                2/XX/2017 closing                                                                                                        loan. (ProjSeq:4/140829) - EV2                                                                                                                                        Final Closing Disclosure provided on  2/XX/2017 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/140829)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final COMMENT: 2017/XX/28: Minimum Interest Rate not disclosed on Note. Margin of 5.000% used for audit purposes
                                                                                                                                                                                                                                                                         Closing Disclosure provided on  2/XX/2017 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:3/140828) - EV2                                                                                                                                        *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on  2/XX/2017 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment
                                                                                                                                                                                                                                                                         *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable  for the loan. (ProjSeq:3/140828)
                                                                                                                                                                                                                                                                         threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV1                                                                                 COMMENT: 2017/XX/28: Minimum Interest Rate not disclosed on Note. Margin of 5.000% used for audit purposes

                                                                                                                                                                                                                                                                         *** (CURED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the       *** (CURED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the
                                                                                                                                                                                                                                                                         Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/02/XX/2017) - EV1                         Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/02/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/28: $XXX < $XXX
736244680 XXX       XXX    XXX       2        2       *** (WAIVED) Guideline Requirement: Investor qualifying housing ratio discrepancy. - EV2  *** (WAIVED) Guideline Requirement: Investor qualifying housing ratio discrepancy.                           2           *** (WAIVED) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX%   *** (WAIVED) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of    B           B           Yes      No                   MN    3/XX/2017    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2017/XX/20: Lender exception approved at origination.                                                           is in excess of allowable threshold of USTreasury XXX% + XXX%, or XXX%.  Compliant Subprime Loan. - EV2                                                               XXX% is in excess of allowable threshold of USTreasury XXX% + XXX%, or XXX%.  Compliant Subprime Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/22: Compliant Subprime Loan.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on  3/XX/2017
                                                                                                                                                                                                                                                                         incorrectly disclosed whether the loan allows for Assumption. (Final/03/XX/2017) - EV2                                                                                *** (CURED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on  3/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/03/XX/2017)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final    COMMENT: 2017/XX/21: Note and ARM rider identify the loan can be assumed; final CD states the loan cannot be assumed.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on  3/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         (Final/03/XX/2017) - EV2                                                                                                                                              *** (CURED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on  3/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX (Final/03/XX/2017)
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                COMMENT: 2017/XX/21: Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         *** (CURED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficent or no cure was provided to the borrower. (8304) - EV2                                       $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/21: Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficent or no cure was provided to the borrower. (7506) - EV2                                      *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficent or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV1                                    COMMENT: 2017/XX/20: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX cure was provided to the borrower.

                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -   *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficent or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/20: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX cure was provided to the borrower.
                                                                                                                                                                                                                                                                         *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable
                                                                                                                                                                                                                                                                         threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV1                                                                                 *** (CLEARED) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/20: ARM loan program disclosure was not found in the loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/22: Rec'd ARM disclosure dated 3/XX/17, the loan was originated as an ARM with an application date of 1/XX/17.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/20: Compliant Higher Priced Mortgage Loan.
736245239 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final        *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final    B           B           Yes      No                   CA    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.                                                                                                                                               SHQM         SHQM
                                                                                                                                                                                                                                                                         (Final/09/XX/2016) - EV2                                                                                                                                              (Final/09/XX/2016)                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review                                                                                                                                                                  Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: The Transfer Tax fee paid by the Seller.
736245252 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    8/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2019/XX/31: Missing 12 mos housing history as required per guidelines, when only two open active                in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           QM           QM
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM)  tradelines exist.                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/30: Unable to determine cause.
                                                      not provided - EV3                                                                                                                                                                                                 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of  COMMENT: 2019/XX/30: NY state late charge 2% versus note of 5%
                                                                                                                                                                                                                                                                         Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                COMMENT: 2019/XX/30: No evidence provided.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank    *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/31: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                      *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within    COMMENT: 2019/XX/31: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         three (3) business days of the creditor application date. - EV2
736245236 XXX       XXX    XXX       3        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final        *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final    B           B           Yes      No                   NJ    12/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.                                                                                                                                               SHQM         SHQM
                                                                                                                                                                                                                                                                         (Final/12/XX/2016) - EV2                                                                                                                                              (Final/12/XX/2016)                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: No amount was disclosed for the Total Closing Costs which exceeded the legal limit.                                                                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure With Seller Change - Funds For Borrower: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing
                                                                                                                                                                                                                                                                         Disclosure provided on 12/XX/2016 incorrectly disclosed whether there was a change in the Funds for Borrower. (Final/12/XX/2016) - EV2                                *** (OPEN) TRID Final Closing Disclosure With Seller Change - Funds For Borrower: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 12/XX/2016 incorrectly disclosed whether there was a change in the Funds for Borrower. (Final/12/XX/2016)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2019/XX/27: CD in file reflects a variance of $.23 from Estimate to Final amount of Funds for Borrower, which lender indicated Yes to the "Did This
                                                                                                                                                                                                                                                                         Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552) - EV2                                  Change" column.  However, this change was due to rounding and was within the allowable tolerance so the answer should have been No.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75195) - EV2                                   Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: A Re-inspection Fee of $XXX was added to the LE dated 11/XX/2016 which was not previously disclosed.  No valid change of circumstance or
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  evidence of cure was provided.
                                                                                                                                                                                                                                                                         Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75188) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75195)
                                                                                                                                                                                                                                                                         Copy Or Fax Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75186) - EV2                                  COMMENT: 2019/XX/27: A Title - Electronic Filing Date Fee of $XXX was added to the LE dated 9/XX/2016 which was not previously disclosed.  No valid change of circumstance or evidence of cure was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75188)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: A Title - Email Fee of $XXX was added to the LE dated 9/XX/2016 which was not previously disclosed.  No valid change of circumstance or evidence of cure was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Copy Or Fax Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75186)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: A Title - Photocopying Fee of $XXX was added to the LE dated 9/XX/2016 which was not previously disclosed.  No valid change of circumstance or evidence of cure was provided.
736245233 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2015 - EV2                                                      *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2015                                                        B           B           Yes      Yes       Final HUD1 FL    4/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                     COMMENT: 2019/XX/19: The subject property is located in a FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                          COMMENT: 2019/XX/19: The Lender did not enter a date that the interest rate was available through. For cure, provide updated GFE with the information provided.                                                                                                                                       SHQM         SHQM
                                                                                                                                                inspection verifying there was no damage to the subject. The inspection must include exterior photos of the              *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                 subject.                                                                                                                 for estimate of charges and terms for all other settlement charges. - EV2                                                                                             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                *** (OPEN) Missing Document: Appraisal not provided                                                                      *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       COMMENT: 2019/XX/19: There is no verification in the loan file that the borrower was notified prior to closing of the changes in the loan amount and fees.
                                                                                                                                                COMMENT: 2019/XX/19: Refinance using stated valuation. Two appraisals will be needed for Securitization and
                                                                                                                                                were not provided                                                                                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                             *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: There is no verification in the loan file that the borrower was notified prior to closing of the changes in the payment, rate, loan amount,
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                     and fees.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2  *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: There is no verification in the loan file that the borrower was notified prior to closing of the changes in the rate, loan amount, and fees.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: There is no verification in the loan file that the borrower was notified prior to closing of the changes in the rate, loan amount, and fees.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: There is no verification in the loan file that the borrower was notified prior to closing of the changes in the loan amount and fees.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: There is no verification in the loan file that the borrower was notified prior to closing of the changes in the loan amount and fees.
736245224 XXX       XXX    XXX       3        1                                                                                                                                                                                                              2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in       B           B           Yes      Yes       Final HUD1 PA    12/XX/2014   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             approved license status to conduct loan origination activities.                                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/23: NLMS system is not showing Loan originator active to conduct business from 7/XX/2014 1/XX/2015                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
736245229 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/06: Review Calculated Finance Charge of $XXX The Final Til disclosed a Finance Charge of $XXX with a variance of -$XXX                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2                                                                                                                                  *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       COMMENT: 2019/XX/06: GFE Initial Estimate Available Through Date disclosed as 07/XX/2014 is less than Initial GFE Date 6/XX/2014 Plus 10 equals 6/XX/2014
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         *** (CANCELLED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to    Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         Receive a Copy" appraisal disclosure to consumer. - EV1                                                                                                               COMMENT: 2019/XX/06: List of Homeownership Counseling Organizations was not located in the file

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Not found in file.
736245231 XXX       XXX    XXX       1        1       *** (CLEARED) Credit Exception: - EV1                                                     *** (CLEARED) Credit Exception:                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   FL    12/XX/2019   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2020/XX/09: Missing validation of the existence of XXX business through (i) Internet Web page address, or (ii) business and/or operator license from a governmental office

                                                                                                                                                *** (CLEARED) Credit Exception:
                                                                                                                                                COMMENT: 2020/XX/10: Missing a valid pay stub/ pay ledger or financial institution deposit/ transaction record that supports the employment for Renata with XXX
736244694 XXX       XXX    XXX       2        2       *** (WAIVED) Credit Exception: - EV2                                                      *** (WAIVED) Credit Exception:                                                                               2           *** (WAIVED) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario *** (WAIVED) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case      B           B           Yes      No                   CA    5/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2018/XX/07: File is missing the borrower's ATR certification however, file does contain the signed              was used between Application Date and Transaction Date. - EV2                                                                                                         scenario was used between Application Date and Transaction Date.
                                                      *** (CLEARED) Missing Document: Other not provided - EV1                                  Final 1003 and Home Loan Toolkit. Exception waived per XXX.                                                                                                                                                                                                                                    COMMENT: 2018/XX/15: Evidence of the Rate Lock was not provided in imaged file.
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Final Closing Disclosure Fee Acronyms or Abbreviations: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 05/XX/2018 used
                                                      *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage     *** (CLEARED) Missing Document: Other not provided                                                                       abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/05/XX/2018) - EV2                                            *** (WAIVED) TRID Final Closing Disclosure Fee Acronyms or Abbreviations: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 05/XX/2018 used
                                                      (VOM) not provided - EV1                                                                  COMMENT: 2018/XX/14: File is missing the XXX Loan Submission Form as required by XXX Expanded Access                                                                                                                                                                                           abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/05/XX/2018)
                                                                                                                                                Guidelines for all loans.                                                                                                *** (WAIVED) TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final     COMMENT: 2018/XX/15: All LE's and the final and post-closing CD's reflect an abbreviated fee description.  A fee description that uses abbreviations or acronyms
                                                      *** (CLEARED) The file is missing evidence of the Total Monthly Income taxes used by                                                                                                                               Closing Disclosure provided on 05/XX/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close  that are not reasonably understood by the borrower are considered not in compliance with TRID.  The LE's and CD's reflect an abbreviated fee for 442. The full
                                                      lender to calculate the VA Residual Income. - EV1                                         *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided                 table. (Final/05/XX/2018) - EV2                                                                                                                                       fee description should be Appraisal Re-Inspection Fee.
                                                                                                                                                COMMENT: 2018/XX/14: File contains 2017 cancelled checks for the borrower's rent payments of $XXX along with
                                                      *** (CLEARED) The Hazard Insurance Policy effective date is after the Transaction Date. - a cancelled rent check dated 04/XX/2018 and a bank statement that reflects check #XXX for $XXX cleared the               *** (CLEARED) (Missing Data) QM Test Data Missing - Last Rate Set Date: Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided.  Testing will use      *** (WAIVED) TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final
                                                      EV1                                                                                       account on 03/XX/2018. However, file is missing  the April 2017, February 2018 and January 2018 cancelled                worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date. - EV1                                                                  Closing Disclosure provided on 05/XX/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to
                                                                                                                                                checks to verify a continuous 12 month housing history as required by XXX Expanded Access Guidelines.                                                                                                                                                                                          Close table. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for        COMMENT: 2018/XX/15: Final Closing Disclosure, Summaries of Transactions disclosed Cash to Close of $XXX; the final value of cash to close was disclosed as $XXX
                                                                                                                                                *** (CLEARED) The file is missing evidence of the Total Monthly Income taxes used by lender to calculate the             purchase, guarantee or insurance by the appropriate agency. - EV1                                                                                                     in the Calculating Cash to Close Table. CD provided post-closing on 06/XX/2018 disclosed the correct cash to close in both tables of $XXX however, the violation
                                                                                                                                                VA Residual Income.                                                                                                                                                                                                                                                                            cannot be cured as the file is missing the required Letter of Explanation.
                                                                                                                                                COMMENT: 2018/XX/15: Borrower was qualified with a DTI of 49.93% however, the residual income worksheet is               *** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.18487% is in excess of the allowable maximum of
                                                                                                                                                missing from the file as required by XXX Expanded Access guidelines.                                                     3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (CLEARED) (Missing Data) QM Test Data Missing - Last Rate Set Date: Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided.  Testing will use
                                                                                                                                                                                                                                                                         .18487%). - EV1                                                                                                                                                       worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.
                                                                                                                                                *** (CLEARED) The Hazard Insurance Policy effective date is after the Transaction Date.                                                                                                                                                                                                        COMMENT: 2018/XX/14: Evidence of the Rate Lock was not provided in imaged file.
                                                                                                                                                COMMENT: 2018/XX/14: Hazard Insurance Policy effective date is 05/XX/2018 which is after the closing and                 *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1
                                                                                                                                                disbursement dates of 05/XX/2018.                                                                                                                                                                                                                                                              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final  purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         CD contained fees not reflected on the consumer's CD. (Final/05/XX/2018) - EV1                                                                                        COMMENT: 2018/XX/14: File is missing the XXX Loan Submission Form as required by XXX Expanded Access Guidelines for all loans. Designation is Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Determine. Borrower was qualified with a DTI of 49.93%, which is not allowed under Appendix Q.
                                                                                                                                                                                                                                                                         *** (CLEARED) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.18487% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                               3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .18487%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/14: Qualified Mortgage (Dodd Frank 2014): Points and Fees for subject loan of 3.18487% exceed the 3.00% allowable maximum of the Federal total loan amount of $XXX, and points and fees totaling $XXX exceed the allowable maximum of $XXX, which is an overage of $XXX or .18487%.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/14: Borrower signed documents electronically however, file is missing the TRID E-Sign Consent Agreement.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's
                                                                                                                                                                                                                                                                                                                                                                                                                                               final CD contained fees not reflected on the consumer's CD. (Final/05/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/15: TRID non-compliant. Seller's Final Closing Disclosure disclosed total seller paid fees of $XXX. Buyer's Final Closing Disclosure disclosed seller paid fees of $XXX. CD provided post closing on 06/XX/2018 did not disclose the additional seller paid fees and file is missing the required Letter of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Explanation; violation cannot be cured.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/14: File is missing the XXX Loan Submission Form as required by XXX Expanded Access Guidelines for all loans. Designation is Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Determine.
736245204 XXX       XXX    XXX       3        3       *** (OPEN) Incomplete Document: 1003 Final is incomplete - EV3                            *** (OPEN) Incomplete Document: 1003 Final is incomplete                                                     2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   MO    4/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2020/XX/24: Final 1003 was not signed.                                                                          business days prior to closing. (Initial/03/XX/2016) - EV2                                                                                                            (3) business days prior to closing. (Initial/03/XX/2016)                                                                                                                                                                                                                                              QM           QM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                             COMMENT: 2020/XX/20: Evidence of earlier borrower receipt was not provided.

                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
736245218 XXX       XXX    XXX       3        3       *** (OPEN) Incomplete Document: Closing Disclosure is incomplete - EV3                    *** (OPEN) Incomplete Document: Closing Disclosure is incomplete                                             3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   GA    6/XX/2018    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                COMMENT: 2020/XX/17: Page 5 of the initial CD was not completed.                                                         Designation of Non QM. - EV3                                                                                                                                          Loan Designation of Non QM.                                                                                                                                                                                                                                                                           QM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                             COMMENT: 2020/XX/20: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                *** (OPEN) Missing Document: Fraud Report not provided                                                                   *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3
                                                                                                                                                COMMENT: 2020/XX/17: The fraud report was not provided.                                                                                                                                                                                                                                        *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2020/XX/20: Missing 2017 tax returns and balance sheet.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not  provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018)
                                                                                                                                                                                                                                                                         the most recent. Application Date 04/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp) - EV2                     COMMENT: 2020/XX/20: No evidence in the loan file the borrower was provided a copy of the appraisal at least 3 days prior to closing.

                                                                                                                                                                                                                                                                         *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are  *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp) - EV2                 not the most recent. Application Date 04/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/22: Missing 2017 tax returns.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         06/XX/2018 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1286244) - EV2                 *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final       COMMENT: 2020/XX/22: The loan file is missing the 2017 returns for both personal and business. The file does contain an extension for both
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 06/XX/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/1286245) - EV2                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2018 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1286244)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2020/XX/20: The final CD shows PMI on the loan for years 1-8.
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/06/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 06/XX/2018 contains a change in APR,   Closing Disclosure provided on 06/XX/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation - EV2                          loan. (ProjSeq:2/1286245)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/20: The final CD shows - PMI on the loan years 9-30.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/06/XX/2018)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2020/XX/20: Evidence of earlier borrower receipt was not provided.
                                                                                                                                                                                                                                                                         Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 06/XX/2018 contains a change in
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2020/XX/20: The initial CD was incomplete and did not show the Loan Calculations on page 5.  It has an issue date and is not marked as a draft so the assumption is it went to the borrower.  The 6/XX/18 CD had the APR completed and the document is not signed so the "mailbox" rule is applied and the presumed
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using           receipt date would not have been at least 3 days prior to closing.
                                                                                                                                                                                                                                                                         reasonably reliable third-party records. (XXX XXX/S-Corp) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/20: There is no valid COC for the increase and no cure in the loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/20: A lock extension fee was added and a change in circumstance was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/20: The loan discount fee increased and change in circumstance was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/10: A third party verification was not provided for the S-corp.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/10: Due to the missing income/employment documentation, the loan does not meet ATR requirements.
736245230 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    8/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245225 XXX       XXX    XXX       1        1       *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to *** (CLEARED) The transaction closed as a refinance of a primary residence, and the valuation reflects that  1           *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least    A           A           Yes      No                   NC    6/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV1                                                      the subject property is vacant.  Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report               (3) business days prior to closing. (Initial/06/XX/2018) - EV1                                                                                                        three (3) business days prior to closing. (Initial/06/XX/2018)                                                                                                                                                                                                                                        SHQM         SHQM
                                                                                                                                                Date: 05/XX/2018                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/29: No evidence of earlier delivery.                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                      *** (CLEARED) Hazard Insurance Policy expires within 90 days of the Note Date. - EV1      COMMENT: 2020/XX/29: There is a letter indicating it appears vacant because the x-wife moved out and took                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                all of the furniture. Please review the appraisal pictures for best judgement.
                                                      *** (CLEARED) The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant.  Unable to verify occupancy.:
                                                      Valuation Type: Appraisal / Valuation Report Date: 05/XX/2018 - EV1
736245213 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    2/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736244771 XXX       XXX    XXX       3        3       *** (OPEN) Appraiser did not analyze the purchase contract: Valuation Type: Appraisal /   *** (OPEN) Appraiser did not analyze the purchase contract: Valuation Type: Appraisal / Valuation Report     2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Valuation Report Date: 03/XX/2015 - EV3                                                   Date: 03/XX/2015                                                                                                         a Copy" appraisal disclosure to consumer. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                COMMENT: 2019/XX/19: The appraiser indicated that the Purchase Contract was not available for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                   *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2
736244732 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of       *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   B           B           Yes      No                   IN    3/XX/2016    Purchase      Primary     XXX        $XXX                  UTD          Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016) - EV2                                  Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016)                                                                                                                                                                                     SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: The final closing disclosure reflects a monthly escrowed tax payment of $XXX, however the Closing Disclosure also reflects prepaid property                                                                                                                                                   (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on   taxes for 6 months as $XXX.                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         03/XX/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/937483) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on   on 03/XX/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/937483)
                                                                                                                                                                                                                                                                         03/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/937482) - EV2                             COMMENT: 2019/XX/22: The final closing disclosure reflects a monthly escrowed tax payment of $XXX, however the Closing Disclosure also reflects prepaid property taxes for 6 months as $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 03/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                         the loan. (ProjSeq:1/937482) - EV2                                                                                                                                    on 03/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/937482)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: The final closing disclosure reflects a monthly escrowed tax payment of $XXX, however the Closing Disclosure also reflects prepaid property
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016        taxes for 6 months as $XXX.
                                                                                                                                                                                                                                                                         disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV2     Final Closing Disclosure provided on 03/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/937482)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: The final closing disclosure reflects a monthly escrowed tax payment of $XXX, however the Closing Disclosure also reflects prepaid property taxes for 6 months as $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: Finance charge under-disclosed by -$XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: The Home Loan Toolkit was not located.
736244714 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide   B           B           No       Yes       Final HUD1 FL    2/XX/2015    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      been inspected. - EV3                                                                     COMMENT: 2019/XX/20: Loan is in a FEMA hazard area, inspection report will be needed.                                    "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2     "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/20: Application date 1/XX document signed 2/XX
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                 *** (OPEN) Missing Document: Appraisal not provided
                                                                                                                                                COMMENT: 2019/XX/24: 2 appraisals are required for Securitization.
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per
                                                      guideline requirements. - EV2                                                             *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
                                                                                                                                                COMMENT: 2019/XX/20: No hazard Dec page or policy found in file.  Figure was obtained from lender workup sheet.
736244725 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day            B           B           Yes      Yes       Final HUD1 OH    9/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                     COMMENT: 2019/XX/19: The subject is located in a FEMA Disaster Area. A post-disaster inspection is required              Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2     availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                verifying there was no damage to the subject                                                                                                                                                                                                                                                   COMMENT: 2019/XX/19: Disclosure reflects 8/XX/14; calculated is 8/XX/14.                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                          *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2                                                                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       COMMENT: 2019/XX/23: Full AUS dated 9/XX/14 is not provided; 1008 reflects file approved as DU Refi.                                                                                                                                                                                           COMMENT: 2019/XX/19: Disclosure reflects $XXX; actual is $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                            for estimate of charges and terms for all other settlement charges. - EV2                                                                                             *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: Disclosure reflects $XXX; actual is $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                     Good Faith Estimate was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/23: Disclosure is dated 8/XX/14; initial GFE is dated 8/XX/14.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2                                                                                                                                    *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       COMMENT: 2019/XX/23: Disclosure only reflects 5 agencies; 10 is required.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736245202 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to   C           C           Yes      No                   CA    7/XX/2020    Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                                                                                                                COMMENT: 2021/XX/25: Missing guidelines, unable to verify asset documentation requirements were met.                     qualifying total debt ratio. - EV3                                                                                                                                    missing guidelines. Loan characteristics are DTI: 44.98965%, LTV/CLTV: XXX%/XXX%, Credit Score: 794, Occupancy: Primary, Purpose: Purchase,
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/25: Missing lender guidelines.  Loan is over 43% DTI.  Loan is approved on VOE only missing proof of EMD wire receipt per approval.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       COMMENT: 2021/XX/25: Missing lender guidelines.                                                                          missing guidelines. Loan characteristics are DTI: 44.98965%, LTV/CLTV: XXX%/XXX%, Credit Score: 794, Occupancy: Primary, Purpose: Purchase, - EV3                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, COMMENT: 2021/XX/25: Missing lender guidelines.  Loan is over 43% DTI.  Loan is approved on VOE only missing proof of EMD wire receipt per approval.
                                                                                                                                                COMMENT: 2021/XX/25: Lender guidelines not provided at time of origination to check against the approval in              guarantee or insurance by the appropriate agency. - EV3
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required    file.  Unable to determine if income guidelines were met.
                                                      and was not found in file. - EV3                                                                                                                                                                                   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                         Designation is ATR Risk. - EV3
                                                      *** (OPEN) There is no dollar amount noted on the title policy. - EV2
736245153 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                         *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   TX    2/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2021/XX/13: Missing Net proceeds for sale of existing home                                                      match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                                                                                                                                                                                                                                                                                                                       COMMENT: 2021/XX/13: Missing a valid VVOE for the borrower previous PAS Global                                                                                                                                                                                                                        (GSE/Agency
                                                                                                                                                *** (OPEN) AUS Findings: Available for Reserves discrepancy.                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/7678054) - EV3                                                                                                                                                                                                                                                                                                                                         Eligible)
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      COMMENT: 2021/XX/11: Please provide evidence of Net proceeds from sale of existing home used for                                                                                                                                                                                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/7678054)
                                                                                                                                                transaction.                                                                                                             *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property     COMMENT: 2021/XX/13: Missing a valid VVOE for the borrower previous PAS Global
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020) - EV2
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    COMMENT: 2021/XX/13: Missing Net proceeds for sale of existing home                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                   COMMENT: 2021/XX/13: Lender did not provide a cure credit to the borrower
                                                                                                                                                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      COMMENT: 2021/XX/13: Missing valid bank statements                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174) - EV2                                              Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)
                                                      *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/13: Lender provided a cure credit to the borrower

                                                      *** (OPEN) The verification of employment is not within 10 calendar days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      05/XX/2017 - EV3
736245151 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    7/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/23: The property is in XXX, CA.  Provide a post-disaster inspection verifying there was no                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                after XX/XX/XXXX.
736245152 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   VT    7/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/07/XX/2018) - EV2                                                                                                            (3) business days prior to closing. (Initial/07/XX/2018)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Evidence of earlier borrower receipt was not found in file.                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245150 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to                                                                                                                                                                        B           B           Yes      No                   TX    5/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2018) -                                                                                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736245149 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX,, VA, Address:XXX, VA, Address: XXX,                                                                                                               2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the                                                                                                                                                                    B           B           Yes      No                   VA    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      VA, Address: XXX, VA - EV3                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2018) - EV2                                                                                                                                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245148 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline          2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                                                                                                                                                        B           B           Yes      No                   AZ    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        SHQM         SHQM
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                   COMMENT: 2021/XX/20: Hazard Insurance is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                      *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

                                                      *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3

                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2
736245147 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to                                                                                                                                                                         B           B           Yes      No                   TX    12/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               determine if loan was closed at an authorized location due to missing documentation. - EV2                                                                                                                                                                                                                                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245146 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   FL    8/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               business days prior to closing. (Initial/07/XX/2017) - EV2                                                                                                            (3) business days prior to closing. (Initial/07/XX/2017)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: The initial CD was dated 07/XX/17 and the closing date was 08/XX/17.                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Cure for 10% tolerance violations in the amount of $XXX was not provided.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245144 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //      2           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel     *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017    B           B           Yes      No                   FL    5/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2014                                                occurs prior to expected date(s). - EV2                                                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                      *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // COMMENT: 2021/XX/04: The VOE was not received within 10 days of note.                                                                                                                                                                                                                          are based on Closing Disclosure dated 05/XX/2017). (Final/05/XX/2017)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2014 - EV3                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017        COMMENT: 2021/XX/04: Closing disclosure provided on 5/XX/2017 reflected an inaccurate finance charge.                                                                                                                                                                                                 Eligible)    Eligible)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                            based on Closing Disclosure dated 05/XX/2017). (Final/05/XX/2017) - EV2                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                    Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7559)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2021/XX/04: Subordination Fee was not previously disclosed to buyer prior to closing.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                          Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7559) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2021/XX/04: Loan discount points charged were not previously disclosed to borrower.
                                                      08/XX/2014 - EV3
736245143 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   IN    5/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: Reviewed file and did not locate a document signed by borrower showing appraisal was provided to applicant three (3) business days prior to                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017        consummation. Did not located an appraisal waiver in the file.                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 05/XX/2017). (Final/05/XX/2017) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          are based on Closing Disclosure dated 05/XX/2017). (Final/05/XX/2017)
                                                                                                                                                                                                                                                                         Compliance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77122) - EV2                                   COMMENT: 2021/XX/11: The Final CD reflect Finance Charge of $XXX, calculated Finance Charge is $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77122)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided = Compliance Fee increased from $XXX to $XXX without a valid change of circumstance of proof of cure. Fee was not shown on the LE. Please provide a Change of Circumstance showing why the fee was added to the CD when was not provided on the LE.
736245145 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    4/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)

                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX,
                                                      Credit Report: Original // Borrower: XXX - EV3
736245135 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   CA    3/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                        Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/11: The property is located in XXX. Provide a post-disaster inspection verifying there was                                                                                                                                                                                    COMMENT: 2021/XX/11: Credit Report fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     this fee. Cure in file is not sufficient to cover the full difference of the disclosed amounts.  Provide a post-close CD disclosing the tolerance cure, a copy of                                                                                                                                     Eligible)    Eligible)
                                                      guideline requirements. - EV2                                                             after Disaster end date.                                                                                                 Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335) - EV2                                          refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                                                *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                requirements.                                                                                                                                                                                                                                                                                  Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                COMMENT: 2021/XX/11: Copy of Hazard Insurance policy is missing.                                                                                                                                                                                                                               COMMENT: 2021/XX/11: Extension Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this
                                                                                                                                                                                                                                                                                                                                                                                                                                               fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245134 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CT    3/XX/2017    Refinance     Second Home XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245133 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2016 *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance   B           B           Yes      No                   AZ    12/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                           with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Evidence of Initial Loan Application missing.                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736245132 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016    B           B           Yes      No                   FL    11/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 11/XX/2016). (Final/11/XX/2016) - EV2                                                                                               are based on Closing Disclosure dated 11/XX/2016). (Final/11/XX/2016)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Finance Charge on page 5 of $XXX does not match the actual Finance                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Charge for the loan of $XXX.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Transfer Tax Fee disclosed as $XXX on LE dated 09/XX/2016, but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
736245142 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by borrower  *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by       B           B           Yes      No                   KS    8/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/08/XX/2016) - EV2                                                                                          borrower at least four (4) business days prior to closing. (Interim/08/XX/2016)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Provide documentation supporting the receipt of the Loan Estimate sent 8/XX/2016 at least 4 business days prior to closing.                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Appraisal Fee disclosed as $XXX on LE dated 06/XX/2016, but disclosed as $XXX on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.
736245129 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of      B           B           Yes      No                   CT    8/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2             Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Same lender refinance should be on H-9 form                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               occurs prior to expected date(s).
                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on          COMMENT: 2021/XX/20: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                         08/XX/2016, prior to three (3) business days from transaction date of 08/XX/2016. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2016        08/XX/2016, prior to three (3) business days from transaction date of 08/XX/2016.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   COMMENT: 2021/XX/20: Subject loan transaction disbursed on 08/XX/2016, prior to three (3) business days from transaction date of 08/XX/2016 based on Closing Disclosure dated 08/XX/2016). (Final/08/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2016
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property     disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2016 not accurate. (Final/08/XX/2016) - EV2                                                    are based on Closing Disclosure dated 08/XX/2016). (Final/08/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2016 not accurate. (Final/08/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2016 not accurate

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Fee disclosed as -$XXX on LE dated 04/XX/2016, but disclosed as -$XXX on Final Closing Disclosure.
736245127 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016    B           B           Yes      No                   CO    7/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 07/XX/2016). (Final/06/XX/2016) - EV2                                                                                               are based on Closing Disclosure dated 07/XX/2016). (Final/06/XX/2016)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/18: Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/06/XX/2016) - EV2                                                                                                              Finance Charge by more than $XXX.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                (3) business days prior to closing. (Final/06/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: Closing Disclosure issued 06/XX/2016, loan Closing date 07/XX/2016
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax      COMMENT: 2021/XX/18: Lender credit amount reduced from amount originally disclosed on Loan estimate. No cure  provided.
                                                                                                                                                                                                                                                                         Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: No cure provided and no valid COC.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                               Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/18: Tax service fee not originally disclosed on loan estimate provided. No cure or change of circumstance.
736245128 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                                                                                                                                2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016    B           B           Yes      No                   NC    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016) - EV2                                                                                               are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: The disclosed Finance Charge differs from the calculated Finance Charge in the amount of $XXX.  The Lender APR Fact Sheet and the High Cost                                                                                                                                      Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.      Analysis reflect that the only cost included in the Prepaid Finance Charge is the Prepaid Interest in the amount of $XXX, but an additional $XXX was included.
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
736245126 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016    B           B           Yes      No                   VA    6/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower COMMENT: 2021/XX/17: Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2                                                                                                                           exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge by more than $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016) - EV2                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/17: Appraisal fee increased form amount previously disclosed on loan estimate. No cure provided.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey   COMMENT: 2021/XX/17: Survey fee not disclosed on loan estimate. No cure provided.
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174) - EV2
736245125 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MS    12/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245124 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   WI    1/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline                                                                                                                                                                                                                                                                                                              Eligible)
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, COMMENT: 2021/XX/12: DTI exceeds maximum permitted for DU Approve/Eligible loans.  AUS approval is null pending receipt of conditions missing from file.  If
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               conditions are provided AUS approval will be valid and this exception will be resolved.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/7697262) - EV3                                   *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/7697262)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: Gap in employment without Letter of Explanation.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7549) - EV1                     *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7549)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: No valid COC, cure provided at closing
736245130 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   PA    12/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245123 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NE    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245122 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    9/XX/2015    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3

                                                      *** (OPEN) HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio. - EV3

                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245141 XXX       XXX    XXX       3        3       *** (OPEN) Borrower has been on current job less than 2 years, and prior employment                                                                                                                    2           *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2                                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 OK    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      history was not documented as required.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        SHQM         SHQM
                                                      Income Type: Wages / Start Date: 04/XX/2015 - EV3                                                                                                                                                                  *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3

                                                      *** (OPEN) REO Documents are missing.: Address: XXX, OK - EV3

                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      10/XX/2007 - EV3

                                                      *** (OPEN) The verification of employment is required and was not found in file.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      10/XX/2007 - EV3
736245120 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    3/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245119 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 NC    3/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/25: Final TIL reflects est. taxes and insurance in the amount of $XXX                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3                                                                                                                                                                                                              *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245121 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                                                        B           B           Yes      Yes       Final HUD1 TX    2/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/26: Initial 1003 is not signed by the Lender or Borrower                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/25: The property is located in XXX, TX.  Provide a post-disaster inspection verifying there             *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                on or after XX/XX/XXXX.                                                                                                  *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3                                                                                                                                                                                                              *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
736245117 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TN    1/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245118 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in  2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/06: Evidence of remaining Borrower making mortgage payments for the last 12 months is                   *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required    missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                      and was not found in file. - EV3
736245116 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 AR    10/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2021/XX/27: HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum                    for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                coverage of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                          *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245115 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IA    10/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)
736245114 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3                                                                                                                                     2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      Yes       Final HUD1 OH    9/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                                                                                                                                         match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2                                    not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                      HPQM         QM
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) - EV2                                                    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2023/XX/16: Loan is Temporary HPQM.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual
                                                                                                                                                                                                                                                                         Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1
736245113 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    9/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                               a Copy" appraisal disclosure to consumer. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)

                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                            *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2
736245109 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Combined High loan to value discrepancy. - EV3                   *** (OPEN) AUS Findings: Combined loan to value discrepancy.                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      Yes       Final HUD1 LA    7/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2021/XX/29: Invalid exception as it is also counting a Down payment assistance loan which is a                  match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3                        grant.                                                                                                                                                                                                                                                                                         COMMENT: 2021/XX/29: Temporary SHQM is the correct designation.                                                                                                                                                                                                                                       (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                                                                                                                                                                                       Eligible)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                             guarantee or insurance by the appropriate agency. - EV3                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                     purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2021/XX/29: Missing W-2s other than 2014 which is subsequent to Origination.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       in the amount of $XXX. - EV2

                                                      *** (OPEN) The Flood Insurance Policy effective date is after the Note Date. - EV3                                                                                                                                 *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245110 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    7/XX/2014    Refinance     Investment  XXX        $XXX                  N/A          N/A

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX,
                                                      Credit Report: Original // Borrower: XXX - EV3
736245112 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                                                                                                                                2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    7/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014) - EV2                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245111 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245108 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 GA    6/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245106 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    4/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2
736245107 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                   *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                            2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    4/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/01: Missing Master Condo Policy                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, IL - EV3                                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/01: Unable to determine underdisclosure due to missing the Itemization of Amount Financed                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, IL                                                                  *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                COMMENT: 2021/XX/01: Missing Mortgage Statement to determine monthly PITI expenses
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245105 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WA    3/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         a Copy" appraisal disclosure to consumer. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
736245131 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing            B           B           Yes      No                   TX    11/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016) -   Disclosure.                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2020/XX/20: Fees do match                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2
736244678 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3            *** (OPEN) Missing Document: Divorce Decree / Child Support not provided                                     2           *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final        *** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final    B           B           Yes      No                   IL    1/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2019/XX/21: Child Support is not court ordered, however no evidence of $XXX payment agreement with              Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.                                                                                                                                               SHQM         SHQM
                                                                                                                                                ex-spouse.                                                                                                               (Final/01/XX/2016) - EV2                                                                                                                                              (Final/01/XX/2016)                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/21: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document
                                                                                                                                                                                                                                                                         Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7735) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7735)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/21: A post closing CD along with a check should of been issued to the borrower for the Deed prep fee of $XXX
736245104 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                       *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                         B           B           Yes      Yes       Final HUD1 TX    2/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/07: Rate was locked after GFE's were printed                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/05: The property is located in XXX, TX.  Provide a post-disaster inspection verifying there             *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected               findings. - EV2                                                                                                                                                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                on or after XX/XX/XXXX.                                                                                                                                                                                                                                                                        availability for estimate of charges and terms for all other settlement charges.
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per                                                                                                                          *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   COMMENT: 2021/XX/05: Final GFE was not provided at least ten days prior to closing.
                                                      guideline requirements. - EV2                                                             *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                      for estimate of charges and terms for all other settlement charges. - EV2 requirements.
                                                                                                                                                COMMENT: 2021/XX/07: Dec page reflects XXX
736245281 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      Yes       Final HUD1 NE    5/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                                                                                                                COMMENT: 2021/XX/18: Missing guidelines, unable to determine if all asset requirements met.                              Designation of ATR Risk. - EV3                                                                                                                                        Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                         QM
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/09: Loan failing Safe Harbor QM due to lack of employment history and income documentation for royalty income.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2021/XX/18: Guidelines not provided, unable to determine if all conditions were met.                            qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                      *** (OPEN) The number of continuance years supported is unknown.: Borrower: XXX //        *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2021/XX/09: No guidelines provided
                                                      Employment Type: Non-Employment Income / Income Type: Royalty / Start Date: 01/XX/2012 -  COMMENT: 2021/XX/18: Missing guidelines, unable to determine if all income requirements met.                             missing guidelines. Loan characteristics are DTI: 39.51271%, LTV/CLTV: XXX%/XXX%, Credit Score: 808, Occupancy: Primary, Purpose: Purchase, - EV3
                                                      EV3                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                *** (OPEN) The number of continuance years supported is unknown.: Borrower: XXX // Employment Type: Non-                 *** (OPEN) Royalty Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Royalty income documentation not sufficient. (XXX Seeco Inc/Royalty Income) - EV3      missing guidelines. Loan characteristics are DTI: 39.51271%, LTV/CLTV: XXX%/XXX%, Credit Score: 808, Occupancy: Primary, Purpose: Purchase,
                                                      *** (OPEN) The verification of employment is required and was not found in file.:         Employment Income / Income Type: Royalty / Start Date: 01/XX/2012                                                                                                                                                                                                                              COMMENT: 2021/XX/09: Approval indicates loan underwritten using DU however, appears incorrect DU in file.  DU indicates subject loan is FHA.  Per file
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           COMMENT: 2021/XX/09: No documentation found in file indicating number of years of continuance for royalty                *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   documentation loan is Conventional therefore, unable to use DU provided.
                                                      05/XX/2010 - EV3                                                                          income.                                                                                                                  to verify two years employment history for current and/or prior employment. (XXX/8647308) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Royalty Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Royalty income documentation not sufficient. (XXX Seeco Inc/Royalty Income)
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required    *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX //                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   COMMENT: 2021/XX/09: Missing 2 years signed tax returns for royalty income.
                                                      and was not found in file. - EV3                                                          Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2010                                                for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                COMMENT: 2021/XX/18: VOE from borrowers previous job was not found in file                                                                                                                                                                                                                     *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment. (XXX/8647308)
                                                      the most recent FEMA disaster. - EV1                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in                                                                                                                                                                                    COMMENT: 2021/XX/09: Missing verification of employment for borrower's previous employment.
                                                                                                                                                file.
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                           COMMENT: 2021/XX/18: Guidelines were not provided, unable to determine if VOM/VOR required.
736245287 XXX       XXX    XXX       2        2       *** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.:      *** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution:  2           *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 - EV2                                                                      *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      Yes       Final HUD1 CA    7/XX/2015    Purchase      Primary     XXX        $XXX                  UTD          Safe Harbor
                                                      Financial Institution: XXX // Account Type: Individual XXX Account (IRA) / Account        XXX // Account Type: Individual XXX Account (IRA) / Account Number: XXX                                                                                                                                                                                                                        not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                   QM
                                                      Number: XXX - EV2                                                                         COMMENT: 2023/XX/26: Missing Approval guidelines.                                                                        *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   COMMENT: 2023/XX/16: Loan designation was restated by client to Safe Harbor QM.
                                                                                                                                                                                                                                                                         match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2
                                                      *** (OPEN) Asset documentation requirements not met. - EV2                                *** (OPEN) Asset documentation requirements not met.                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                COMMENT: 2023/XX/26: Unable to determine due to missing guidelines.                                                      *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       COMMENT: 2021/XX/08: GFE dated 7/XX/2015.
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                      *** (OPEN) Income documentation requirements not met. - EV2                               COMMENT: 2023/XX/26: Unable to determine due to missing guidelines.
                                                                                                                                                                                                                                                                         *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                      *** (OPEN) Payment Shock exceeds credit guidelines. - EV2                                 *** (OPEN) Income documentation requirements not met.                                                                    Designation is Safe Harbor QM. - EV1
                                                                                                                                                COMMENT: 2023/XX/26: Unable to determine due to missing guidelines.
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required
                                                      and was not found in file. - EV2                                                          *** (OPEN) Payment Shock exceeds credit guidelines.
                                                                                                                                                COMMENT: 2023/XX/26: Missing Approval guidelines.
                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to
                                                      the most recent FEMA disaster. - EV1                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
                                                                                                                                                COMMENT: 2023/XX/26: Unable to determine to missing guidelines.

                                                                                                                                                *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent
                                                                                                                                                FEMA disaster.
                                                                                                                                                COMMENT: 2021/XX/23: The property is located in XXX, CA.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.
736245276 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Approval not provided - EV3                                  *** (OPEN) Missing Document: Approval not provided                                                           3           *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole           C           C           Yes      Yes       Final HUD1 CA    6/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                COMMENT: 2021/XX/12: Missing approval guidelines.                                                                        Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           Proprietorship). (XXX XXX/Schedule C)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                             COMMENT: 2021/XX/12: Income documentation was not obtained to determine compliance with QM Guidelines.  2015 YTD P&L and Balance Sheet were not provided.
                                                                                                                                                *** (OPEN) Missing Document: Fraud Report not provided                                                                   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                COMMENT: 2021/XX/12: Missing Borrower and CoBorrower reports.                                                            Designation is Non QM. - EV3                                                                                                                                          *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Designation is Non QM.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 03/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015 - EV2                          COMMENT: 2021/XX/18: Loan is failing Appendix Q and ATR due to lack of employment and income documentation.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank    *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: Disclosure does not include date provided.  Signature date utilized.
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship
                                                                                                                                                                                                                                                                         status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1                                                                                      *** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                               COMMENT: 2021/XX/27: Income documentation was not obtained to determine compliance with QM Guidelines.  2015 YTD P&L and Balance Sheet were not provided.

                                                                                                                                                                                                                                                                         *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two  *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                         years current employment. (XXX/8647304) - EV1                                                                                                                         COMMENT: 2021/XX/27: Income documentation was not obtained to determine compliance with QM Guidelines.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8647304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Third Party VOE in file reflects borrower has been in business since 06/XX/1996.
736245284 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                    B           B           Yes      No                   OR    1/XX/2018    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2021/XX/18: Missing guidelines, unable to determine if all asset requirements met.                              copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                          QM           QM
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2021/XX/18: Missing guidelines, unable to determine if all conditions were met

                                                                                                                                                *** (OPEN) Income documentation requirements not met.
                                                                                                                                                COMMENT: 2021/XX/18: Missing guidelines, unable to determine if all income requirements met.
736245277 XXX       XXX    XXX       3        1       *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent    3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   CA    5/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      the most recent FEMA disaster. - EV1                                                      FEMA disaster.                                                                                                           Designation of Non QM. - EV3                                                                                                                                          Loan Designation of Non QM.                                                                                                                                                                                                                                                                           QM
                                                                                                                                                COMMENT: 2021/XX/23: The property is located in XXX, CA.  Provide a post-disaster inspection verifying there                                                                                                                                                                                   COMMENT: 2021/XX/16: Documentation not provided to support QM Appendix Q.
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                           was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected               *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in
                                                                                                                                                on or after XX/XX/XXXX.                                                                                                  writing. (XXX XXX/Bonus) - EV3                                                                                                                                        *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2021/XX/16: Per guidelines the borrower must have a two-year consecutive history of receiving bonus income.  Bonus history past year and year to date.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2017 with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                           COMMENT: 2021/XX/16: Missing Initial application.

                                                                                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing  *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017
                                                                                                                                                                                                                                                                         requirements due to missing evidence of initial loan application date. - EV2                                                                                          disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2017). (Final/05/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with  COMMENT: 2021/XX/16: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2017). (Final/05/XX/2017) - EV2
736245286 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      Yes       Final HUD1 FL    11/XX/2014   Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                                                                                                                COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      Designation of ATR Risk. - EV3                                                                                                                                        Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                         QM
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/09: Loan is failing Safe Harbor due to the lack of employment documentation.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      // Account Type: Checking / Account Number: XXX - EV3                                                                                                                                                                                                                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:                *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2021/XX/09: Missing approval guidelines.
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               Checking / Account Number: XXX                                                                                           missing guidelines. Loan characteristics are DTI: 41.81459%, LTV/CLTV: XXX%/XXX%, Credit Score: 721, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                COMMENT: 2021/XX/09: Account Months Verified is less than 2 months. Missing approval guidelines.                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3                                                                                                                                      *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8647313) - EV3                                   missing guidelines. Loan characteristics are DTI: 41.81459%, LTV/CLTV: XXX%/XXX%, Credit Score: 721, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                          COMMENT: 2021/XX/09: Missing approval guidelines.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                  COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8647313)
                                                      *** (OPEN) Public Records/Collections/Charge Off does not meet guidelines.: Credit        *** (OPEN) Missing Document: Account Statements - Personal not provided                                                                                                                                                                                                                        COMMENT: 2021/XX/09: Missing Gap LOE for employment between 6/XX/2013 and 10/XX/2013.
                                                      Report: Original // Public Record Type: Collections / Balance: XXX - EV3                  COMMENT: 2021/XX/09: Additional Bank statements provided not dated and account number redacted.                          *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required    *** (OPEN) Missing Document: Approval not provided                                                                       *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved  approved license status to conduct loan origination activities.
                                                      and was not found in file. - EV3                                                          COMMENT: 2021/XX/09: Missing approval guidelines.                                                                        license status to conduct loan origination activities. - EV2                                                                                                          COMMENT: 2021/XX/09: Originator license status at time of application but not through closing.

                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to *** (OPEN) Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original //
                                                      the most recent FEMA disaster. - EV1                                                      Public Record Type: Collections / Balance: XXX
                                                                                                                                                COMMENT: 2021/XX/09: Missing approval guidelines
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1
                                                                                                                                                *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
                                                                                                                                                COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.
736245282 XXX       XXX    XXX       3        3       *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.:    *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report:        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      Yes       Final HUD1 NE    7/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                      Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3  Original // Borrower: XXX, Credit Report: Original // Borrower: XXX                                                      Designation of ATR Fail. - EV3                                                                                                                                        Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                         QM
                                                                                                                                                COMMENT: 2021/XX/10: Missing approval guidelines.                                                                                                                                                                                                                                              COMMENT: 2021/XX/10: Lona is failing Safe Harbor QM and ATR due to the lack of employment and income documentation.
                                                      *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                                                                                                                *** (OPEN) Asset documentation requirements not met.                                                                     qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                                                                                                                                                                                            dated more than 90 days prior to closing. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Tip Income: Ability to Repay (Dodd-Frank 2014): Unable to verify Tip income due to, WVOE provided   COMMENT: 2021/XX/10: WVOE dated 4/XX/2014
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                       *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           was dated more than 90 days prior to closing. (XXX XXX/Tip) - EV3
                                                                                                                                                COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                                                                                                                                                                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated missing guidelines. Loan characteristics are DTI: 37.15324%, LTV/CLTV: XXX%/XXX%, Credit Score: 647, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                            more than 90 days prior to closing. (XXX XXX/Wages) - EV3                                                                                                             COMMENT: 2021/XX/10: Missing approval guidelines
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                  COMMENT: 2021/XX/10: Missing Approval Guidelines to determine supporting document requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       *** (OPEN) Part-Time Two Year History: Qualified Mortgage (Dodd-Frank 2014): Use of Part-Time income for less than two (2) years not justified or documented.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Income documentation requirements not met.                                                                    missing guidelines. Loan characteristics are DTI: 37.15324%, LTV/CLTV: XXX%/XXX%, Credit Score: 647, Occupancy: Primary, Purpose: Purchase, - EV3                     (XXX XXX/Wages)
                                                                                                                                                COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                                                                                                                                                                                            COMMENT: 2021/XX/10: CoBorrower source of income per the application is two part time jobs.  The  WVOEs start dates do not support 2 years.
                                                      *** (OPEN) Public Records/Collections/Charge Off does not meet guidelines.: Credit                                                                                                                                 *** (OPEN) Part-Time Two Year History: Qualified Mortgage (Dodd-Frank 2014): Use of Part-Time income for less than two (2) years not justified or documented. (XXX
                                                      Report: Original // Public Record Type: Judgments / Balance: XXX, Credit Report: Original *** (OPEN) Missing Document: Approval not provided                                                                       XXX/Wages) - EV3                                                                                                                                                      *** (OPEN) Part-Time Two Year History: Qualified Mortgage (Dodd-Frank 2014): Use of Part-Time income for less than two (2) years not justified or documented.
                                                      // Public Record Type: Judgments / Balance: XXX, Credit Report: Original // Public Record COMMENT: 2021/XX/10: Missing approval guidelines.                                                                                                                                                                                                                                              (XXX XXX/Wages)
                                                      Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type:                                                                                                                                   *** (OPEN) Part-Time Two Year History: Qualified Mortgage (Dodd-Frank 2014): Use of Part-Time income for less than two (2) years not justified or documented. (XXX    COMMENT: 2021/XX/10: CoBorrower source of income per the application is two part time jobs.  The  WVOEs start dates do not support 2 years.
                                                      Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections /  *** (OPEN) Missing Document: Fraud Report not provided                                                                   XXX/Wages) - EV3
                                                      Balance: XXX - EV3                                                                        COMMENT: 2021/XX/10: Missing for Borrower and CoBorrower.                                                                                                                                                                                                                                      *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               Proprietorship). (XXX XXX/Schedule C)
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required    *** (OPEN) Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original //                   Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           COMMENT: 2021/XX/10: Missing Year to Date P&L, Balance Sheet and Business License or other third-party verification confirming dates and duration of self-
                                                      and was not found in file. - EV3                                                          Public Record Type: Judgments / Balance: XXX, Credit Report: Original // Public Record Type: Judgments /                                                                                                                                                                                       employed status.
                                                                                                                                                Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report:                  *** (OPEN) Tip Income Documentation: Ability to Repay (Dodd-Frank 2014): Unable to verify Tip income due to, WVOE provided was dated more than 90 days prior to
                                                                                                                                                Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type:               closing. (XXX XXX/Tip) - EV3
                                                                                                                                                Collections / Balance: XXX
                                                                                                                                                COMMENT: 2021/XX/10: Judgements and Collections per Credit Report. Missing approval guidelines.                          *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing.
                                                                                                                                                                                                                                                                         (XXX XXX/Wages) - EV3
                                                                                                                                                *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
                                                                                                                                                COMMENT: 2021/XX/20: Unable to determine due to missing guidelines.
736245288 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   OH    3/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                                                                                                                COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      Designation of ATR Risk. - EV3                                                                                                                                        Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                         QM
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/13: Lona is failing Safe Harbor QM due to the lack of employment documentation.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.92252%, LTV/CLTV: XXX%/XXX%, Credit Score: 775, Occupancy: Primary, Purpose: Purchase,
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2021/XX/13: Missing approval guidelines.
                                                                                                                                                COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      missing guidelines. Loan characteristics are DTI: 30.92252%, LTV/CLTV: XXX%/XXX%, Credit Score: 775, Occupancy: Primary, Purpose: Purchase, - EV3
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8647314)
                                                                                                                                                *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in              *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8647314) - EV3                                   COMMENT: 2021/XX/13: Employment history requirement not met due to missing third party verification from previous employment.
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required    file.
                                                      and was not found in file. - EV3                                                          COMMENT: 2021/XX/18: Unable to determine due to missing guidelines.                                                      *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                      *** (OPEN) Credit Report Error: Months Reported  was not provided: Credit Report:         *** (OPEN) Credit Report Error: Months Reported  was not provided: Credit Report: Original // Liability                                                                                                                                                                                        COMMENT: 2021/XX/13: $XXX violation due to increase in Recording Fees.  No evidence of cure.
                                                      Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit  Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit Report: Original // Liability Type:                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Payoff
                                                      Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX  Revolving / Current Balance: $XXX / Line Limit: $XXX                                                                     Statement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77132) - EV2                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      - EV2                                                                                     COMMENT: 2021/XX/13: Taxes owed per Signed 1003 for Tax year 2014.  Missing payment amount, history and                                                                                                                                                                                        Payoff Statement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77132)
                                                                                                                                                term.                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/13: Process and handling of payoff fee of $XXX (reflected on the Seller CD paid by the Seller) was not disclosed on Loan Estimate.
736244922 XXX       XXX    XXX       3                *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Appendix Q Liabilities - Alimony and Child Support: Qualified Mortgage (Dodd-Frank 2014): Creditor did not include alimony and/or child support in debt    *** (OPEN) Appendix Q Liabilities - Alimony and Child Support: Qualified Mortgage (Dodd-Frank 2014): Creditor did not include alimony and/or child support in     C           C           Yes      No                   NJ    1/XX/2017    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                                                                                                                COMMENT: 2021/XX/26: No asset docs in file.                                                                              obligations. - EV3                                                                                                                                                    debt obligations.
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/14: Missing credit report, application and income documentation to determine
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       COMMENT: 2021/XX/26: No income or assets in file.                                                                        party records. - EV3                                                                                                                                                  *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                            *** (OPEN) General Ability To Repay Provision Debt: Ability-to-Repay (Dodd-Frank 2014): Creditor did not include alimony and/or child support in debt obligations. -  COMMENT: 2021/XX/26: Credit report not in file.
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2021/XX/14: Missing all asset documentation                                                                     EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Debt: Ability-to-Repay (Dodd-Frank 2014): Creditor did not include alimony and/or child support in debt
                                                      *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                      *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly  obligations.
                                                                                                                                                COMMENT: 2021/XX/26: No income docs in file.                                                                             amount was provided to demonstrate ability to repay. - EV3                                                                                                            COMMENT: 2021/XX/14: Missing credit report, application and income documentation to determine
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3            COMMENT: 2021/XX/26: No income docs in file.                                                                             the loan is at ATR risk. - EV3                                                                                                                                        monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: No income in file.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                               *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                        *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                         components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Income and asset docs missing from file.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence
                                                                                                                                                                                                                                                                         the consumers outstanding liabilities. (XXX/8516324) - EV3                                                                                                            *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                        COMMENT: 2021/XX/26: No income to calculate DTI.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                            Designation is ATR Fail. - EV3                                                                                                                                        *** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         COMMENT: 2021/XX/26: Missing income documents and final 1008 tp verify ability to repay.
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                          *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  Disclosure.
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per                                                                                                                          Transaction Date used to determine rate used for testing. - EV2                                                                                                       COMMENT: 2021/XX/26: Disclosure not located in file.
                                                      guideline requirements. - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to     *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                         missing  information. - EV2                                                                                                                                           Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2021/XX/26: Loan Estimate not in file.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         (3) business days prior to closing. (Final/01/XX/2017)
                                                                                                                                                                                                                                                                         Disclosure. - EV2                                                                                                                                                     COMMENT: 2021/XX/14: Missing initial CD and any redisclosed CD's

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/01/XX/2017) - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2017 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         12/XX/2016 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV1
736244917 XXX       XXX    XXX       3                *** (OPEN) Guideline Requirement: Maximum Loan Amount discrepancy. - EV3                  *** (OPEN) Guideline Requirement: Maximum Loan Amount discrepancy.                                           3           *** (OPEN) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation    *** (OPEN) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI            C           C           Yes      No                   NJ    7/XX/2017    Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                COMMENT: 2021/XX/19: Maximum conforming limit in 2017 was $XXX. Unable to determine eligibility at a loan                for a prohibited reason. - EV3                                                                                                                                        calculation for a prohibited reason.
                                                                                                                                                amount of $XXX.                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/19: XXX was reduced from the reserves rather than using a qualifying payment. This does not meet Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                         Designation is Non QM. - EV3
736244916 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NJ    10/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                     SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: This exception will be cleared once all ATR/QM specific exceptions have been cured/cleared.                                                                                                                                                                                      (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or   *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX
                                                                                                                                                                                                                                                                         other Third Party Verification. (XXX XXX/Partnership) - EV3                                                                                                           XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: Missing ytd P&L and the personal and business returns are not signed and dated.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent
                                                                                                                                                                                                                                                                         Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third   *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         Party Verification. (XXX XXX/S-Corp) - EV3                                                                                                                            COMMENT: 2021/XX/16: Missing ytd P&L and the personal and business returns are not signed and dated.

                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third   COMMENT: 2021/XX/16: Missing ytd P&L and the personal and business returns are not signed and dated.
                                                                                                                                                                                                                                                                         Party Verification. (XXX XXX/S-Corp) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX         Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                         XXX/Partnership) - EV3                                                                                                                                                COMMENT: 2021/XX/16: Missing ytd P&L and the personal returns are not signed and dated.

                                                                                                                                                                                                                                                                         *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3 *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3 COMMENT: 2021/XX/16: Evidence of earlier receipt was not found in file.

                                                                                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7599)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: Administration Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure was provided.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          (7562)
                                                                                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                       COMMENT: 2021/XX/16: Title - Closing Protection Letter Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure was provided.
                                                                                                                                                                                                                                                                         *** (OPEN) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS. - EV2                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75219)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/16: Title - Notice of Settlement Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure was provided.
                                                                                                                                                                                                                                                                         Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7599) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7562) -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Title - Notice of Settlement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75219) - EV1
736244918 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole           C           C           Yes      No                   NJ    10/XX/2019   Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: Loan is missing most recent tax returns and P&L.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                         Designation is Non QM. - EV3                                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (OPEN) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not            COMMENT: 2021/XX/19: Lender Credit was last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid COC for signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS. - EV2                    this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2
736244919 XXX       XXX    XXX       2                *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type:   2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016    B           B           Yes      No                   NJ    2/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012 - EV3           Employment / Income Type: Wages / Start Date: 01/XX/2012                                                                 provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/20: Employment dates for the co-borrower's second income was not provided in the loan file.                                                                                                                                                                                   are based on Closing Disclosure dated 02/XX/2016). (Final/02/XX/2016)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NJ - EV3                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016        COMMENT: 2021/XX/21: The disclosed charge of $XXX does not match the calculated charge of $XXX.                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, NJ                                                                  disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are
                                                      *** (OPEN) The verification of employment is required and was not found in file.:         COMMENT: 2021/XX/20: Missing verification of PITI for this property.                                                     based on Closing Disclosure dated 02/XX/2016). (Final/02/XX/2016) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2016 on a first lien purchase
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                          transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2016)
                                                      01/XX/2012 - EV3                                                                          *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX //                       *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2016 on a first lien purchase          COMMENT: 2021/XX/21: CD did not list any seller paid fees.
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012                                                transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2016) - EV2
                                                                                                                                                COMMENT: 2021/XX/20: Employment dates for the co-borrower's other income not provided in loan file.                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Notary   Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7711)
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7711) - EV2                                               COMMENT: 2021/XX/21: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
736244914 XXX       XXX    XXX       3                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                3           *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-  *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable     C           C           Yes      Yes       Final HUD1 NY    4/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                                                                                                                COMMENT: 2021/XX/26: 1003 reports a CD in the amount of $XXX- no documentation could be found to verify this             party records. - EV3                                                                                                                                                  third-party records.
                                                      *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3                                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/26: Documentation could not be located in the file
                                                                                                                                                *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                      *** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to missing Tax
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                       COMMENT: 2021/XX/26: Documentation is missing from the file to verify DTI                                                Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification.   *** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to missing
                                                                                                                                                                                                                                                                         (XXX XXX/S-Corp) - EV3                                                                                                                                                Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                  *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                                                                                                                                                                                                  Verification. (XXX XXX/S-Corp)
                                                                                                                                                COMMENT: 2021/XX/26: 4506-T is missing for both borrowers for 2 years                                                    *** (OPEN) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to missing Tax COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification.   Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                *** (OPEN) Missing Document: Approval not provided                                                                       (XXX XXX/S-Corp) - EV3                                                                                                                                                For complete verification these items would need to be verified
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             COMMENT: 2021/XX/23: Approval/1008 is missing from the file
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably         *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably
                                                      *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not  *** (OPEN) Missing Document: AUS not provided                                                                            reliable third-party records. (XXX XXX/S-Corp) - EV3                                                                                                                  reliable third-party records. (XXX XXX/S-Corp)
                                                      provided - EV3                                                                            COMMENT: 2021/XX/23: AUS/Approval/1008 is missing from the file                                                                                                                                                                                                                                COMMENT: 2021/XX/26: Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably         For complete verification these items would need to be verified
                                                      *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                   *** (OPEN) Missing Document: Credit Report not provided                                                                  reliable third-party records. (XXX XXX/S-Corp) - EV3
                                                                                                                                                COMMENT: 2021/XX/23: Credit Report is missing from the file                                                                                                                                                                                                                                    *** (OPEN) General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably
                                                      *** (OPEN) Missing Document: Subordination Agreement not provided - EV3                                                                                                                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    reliable third-party records. (XXX XXX/S-Corp)
                                                                                                                                                *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided                        the loan is at ATR risk. - EV3                                                                                                                                        COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                COMMENT: 2021/XX/23: Approval/1008 is missing from the file                                                                                                                                                                                                                                    Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not        For complete verification these items would need to be verified
                                                                                                                                                *** (OPEN) Missing Document: Note - Subordinate Lien not provided                                                        address all 8 factors of ATR. - EV3
                                                                                                                                                COMMENT: 2021/XX/26: Documentation is missing from the file                                                                                                                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qual Method differs from ATR result = Understated DTI: Ability to Repay (Dodd-Frank 2014): The Qualification   components, the loan is at ATR risk.
                                                                                                                                                *** (OPEN) Missing Document: Subordination Agreement not provided                                                        Method used by the lender does not adhere with ATR payment calculation methods under 1026.43(c)(5), the method rendered a DTI less than that prescribed under ATR. -  COMMENT: 2021/XX/26: Documentation is missing from the file and could not be verified
                                                                                                                                                COMMENT: 2021/XX/26: Documentation is missing from the file                                                              EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not
                                                                                                                                                                                                                                                                         *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated  address all 8 factors of ATR.
                                                                                                                                                                                                                                                                         in accordance with the Lenders Guidelines of 43.11645% and based on 1026.43(c)(5) of 46.91% moderately exceed the guideline maximum of 43.00%. (DTI Exception is      COMMENT: 2021/XX/26: Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         eligible to be regraded with compensating factors.) - EV3                                                                                                             For complete verification these items would need to be verified

                                                                                                                                                                                                                                                                         *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the     *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                                                                                                                                                                                                                                         earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                                                        earnings history/trend. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                                                                                                                                         *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the     Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                                                        For complete verification these items would need to be verified

                                                                                                                                                                                                                                                                         *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. -  *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   earnings history/trend. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         the consumers outstanding liabilities. (XXX/8516675) - EV3                                                                                                            For complete verification these items would need to be verified

                                                                                                                                                                                                                                                                         *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only
                                                                                                                                                                                                                                                                         the consumers outstanding liabilities. (XXX/8516379) - EV3                                                                                                            loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Per Note - loan is an Adjustable rate with Interest only for 10 years
                                                                                                                                                                                                                                                                         *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3 COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan       For complete verification these items would need to be verified
                                                                                                                                                                                                                                                                         Designation is ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  For complete verification these items would need to be verified
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Documentation is missing from the file and could not be verified
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: No GFE's could be located in the file
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive
                                                                                                                                                                                                                                                                         a Copy" appraisal disclosure to consumer. - EV2                                                                                                                       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2021/XX/26: Documentation could not be located in the file

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing  COMMENT: 2021/XX/26: Documentation could not be located in the file requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                 COMMENT: 2021/XX/26: Documentation could not be located in the file

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost     *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                         findings. - EV2                                                                                                                                                       COMMENT: 2021/XX/23: Missing Initial 1003

                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two     *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR
                                                                                                                                                                                                                                                                         years current employment. (XXX/8516675) - EV2                                                                                                                         timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Could not verify initial Application date due to missing documentation
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two
                                                                                                                                                                                                                                                                         years current employment. (XXX/8516379) - EV2                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                        COMMENT: 2021/XX/26: Documentation could not be located in the file

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             years current employment. (XXX/8516675)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure        Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                         Statement. - EV2                                                                                                                                                      For complete verification these items would need to be verified

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                           *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8516379)
                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                         COMMENT: 2021/XX/26: Income documentation is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing P&L, K-1's, Tax forms and verifications for Both Borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                               For complete verification these items would need to be verified
736244925 XXX       XXX    XXX       2                *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3           *** (OPEN) Flood Certificate Subject Address does not match Note address.                                    2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of            B           B           Yes      No                   NJ    10/XX/2018   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/21: The Note indicated the city to be XXX and the Flood Cert noted it as XXX.  Both cities              EV2                                                                                                                                                                   application.                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                correspond with the subject address per XXX search.                                                                                                                                                                                                                                            COMMENT: 2021/XX/21: The Arm Disclosure was not provided within 3 days of the application.                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 08/XX/2018 did not disclose the total  COMMENT: 2021/XX/21: The Charm Disclosure was not provided within 3 days of the applications.
                                                                                                                                                                                                                                                                         principal paid off in 5 years. (Initial/XX/20/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Loan Estimate 5 Year Paid Off: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 08/XX/2018 did not disclose the
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Loan Estimate 5 Year Payments: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 08/XX/2018 did not disclose the total  total principal paid off in 5 years. (Initial/XX/20/2018)
                                                                                                                                                                                                                                                                         principal paid off in 5 years. (Initial/XX/20/2018) - EV2                                                                                                             COMMENT: 2021/XX/21: Missing page 3 of the LE.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (OPEN) TRID Final Loan Estimate 5 Year Payments: TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 08/XX/2018 did not disclose the
                                                                                                                                                                                                                                                                         Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580) - EV1       total principal paid off in 5 years. (Initial/XX/20/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Missing page 3 of the LE.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: The Tax Service fee was disclosed on the initial LE as $XXX but was disclosed as $XXX on the final CD.   File does not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                               for this fee, cure of $XXX provided on final CD. close CD
736244926 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   NJ    3/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Proof of delivery to borrower was not provided.                                                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020) - EV2                                                    *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX COMMENT: 2021/XX/20: Final CD reflects Non Escrowed costs of $XXX. HOI policy in file reflects annual premium of $XXX.
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Lender credit decreased from $XXX on LE to $XXX on the CD. Valid COC or cure was not provided.
736245321 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been                                                                                                               2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2015        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2015    B           B           Yes      No                   FL    12/XX/2015   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      affected by the disaster. - EV3                                                                                                                                                                                    disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       QM           QM
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 12/XX/2015). (Final/12/XX/2015) - EV2                                                                                               are based on Closing Disclosure dated 12/XX/2015). (Final/12/XX/2015)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: The Finance Charge is under disclosed in the amount of $XXX which is the amount of the Origination Fee.
                                                      the most recent FEMA disaster. - EV3
736245322 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   MD    5/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                COMMENT: 2021/XX/05: HOI coverage is insufficient by $XXX.   Provide verification of policy with sufficient              Designation of Non QM. - EV3                                                                                                                                          Loan Designation of Non QM.                                                                                                                                                                                                                                                                           QM
                                                                                                                                                coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.                                                                                                                                                                                            COMMENT: 2021/XX/19: The loan failed ATR due to insufficient income documentation and loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                                                                                                                                                                                               Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016        COMMENT: 2021/XX/03: A Balance Sheet was not provided,
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/05/XX/2016) - EV2                                                                                                            COMMENT: 2021/XX/05: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 of $XXX that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge for the loan of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate
                                                                                                                                                                                                                                                                         provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2016)  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         - EV2                                                                                                                                                                 (3) business days prior to closing. (Initial/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Closing Disclosure dated 05/XX/2016 not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2016 not received by borrower
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/05/XX/2016) - EV2                                                                                          *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest   (Interim/05/XX/2016)
                                                                                                                                                                                                                                                                         Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to COMMENT: 2021/XX/03: Revised Loan Estimate dated 05/XX/2016 provided on the date the Closing Disclosure was provided.
                                                                                                                                                                                                                                                                         complete cure. (7713) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2016 not received by
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        borrower at least four (4) business days prior to closing. (Interim/05/XX/2016)
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to  COMMENT: 2021/XX/03: Revised Loan Estimate provided on 05/XX/2016 not received by borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                         complete cure. (7506) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (7713)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: Pest Inspection Fee $XXX was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
736245323 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   GA    5/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                                                                                                                                                                                                                                         Designation of ATR Fail. - EV3                                                                                                                                        Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                         QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: Borrower did not start current job until July XX, 2016, after loan closed.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub,
                                                                                                                                                                                                                                                                         LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9407766) - EV3                                   COMMENT: 2021/XX/03: Income verification documentation is missing and the loan is water falling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3 *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9407766)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Income verification documentation is missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by
                                                                                                                                                                                                                                                                         the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Income verification documentation is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016) - EV2                                                                                               by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Income verification documentation is missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)
                                                                                                                                                                                                                                                                         Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7200) - EV1                 COMMENT: 2021/XX/03: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 of $XXX that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge for the loan of $XXX.
736245324 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017    B           B           Yes      No                   FL    1/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       QM           QM
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 03/XX/2017). (Final/01/XX/2017) - EV2                                                                                               are based on Closing Disclosure dated 03/XX/2017). (Final/01/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects $XXX.  An itemization of amount financed is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 01/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/01/XX/2017) - EV2                      *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 01/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/01/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  COMMENT: 2021/XX/05: Page 1 of CD reflects monthly escrows of $XXX and Page 2 and Page 4 reflect $XXX/month is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  COMMENT: 2021/XX/03: Missing Valid COC and no evidence of cure provided.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/17: The amount of $XXX exceeds the Ten Percent Tolerance by $XXX with no cure provided to the borrower at the time of closing

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Missing Valid COC and no evidence of cure provided.
736245325 XXX       XXX    XXX       3        3       *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:    2           *** (OPEN) TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019    B           B           Yes      No                   GA    6/XX/2019    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account     Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX                licensed or registered at time of application. - EV2                                                                                                                  disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       QM           QM
                                                      Type: Checking / Account Number: XXX - EV3                                                COMMENT: 2021/XX/03: One most recent statement is required. Note date is 6/XX/19 and the statement was                                                                                                                                                                                         are based on Closing Disclosure dated 06/XX/2019). (Final/06/XX/2019)
                                                                                                                                                provided through 4/XX/19.                                                                                                *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019        COMMENT: 2021/XX/03: Due diligence finance charge is $XXX XXX, while finance charge disclosed on final closing disclosure is $XXX.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2019). (Final/06/XX/2019) - EV2
736245330 XXX       XXX    XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   MD    6/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1992 - EV3           COMMENT: 2020/XX/30: Missing Verbal Verification of employment dated within 10 days of note date.                        Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73131) - EV2                                 Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73131)                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/30: Appraisal Waiver Fee was not disclosed on the initial Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/30: Loan Discount Fee was not disclosed on Loan Estimate dated 02/XX/2016.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245326 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final                                                                                                                                                                          B           B           Yes      No                   IN    6/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Closing Disclosure provided on 06/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/06/XX/2017) - EV2                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245327 XXX       XXX    XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) Credit Exception:                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   IL    1/XX/2017    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2021/XX/02: The subject property address is incomplete throughout the file. Subject is a condo and
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              all references to the subject unit number have been omitted. There is a copy of the Note that has been altered correcting this but it is not initialed by the borrower. Provide evidence that; 1. The corrected
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX  Note was sent to the borrower. 2. Evidence the security instrument and all riders were corrected and re-
                                                      - EV3                                                                                     recorded meeting jurisdictional requirements for doing so. 3. Provide a post-close CD to the borrower with corrections made, a letter of explanation to the borrower for the corrections made and evidence of delivery to the borrower.
736245329 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 MA    7/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                         SHQM         SHQM
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM)                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/13: Final TIL reflects the amount of taxes $XXX, insurance $XXX and mortgage insurance of $XXX totals $XXX/month.  Calculated amount of taxes                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      not provided - EV3                                                                                                                                                                                                 *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on $XXX, insurance $XXX and mortgage insurance $XXX totals $XXX.                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Final TIL reflects the amount of taxes $XXX, insurance $XXX and mortgage insurance of $XXX totals $XXX/month.  Calculated amount of taxes
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX, insurance $XXX and mortgage insurance $XXX totals $XXX.
736245335 XXX       XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales      *** (OPEN) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2016        B           B           Yes      No                   OH    10/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2019/XX/23: The VVOEs from the Borrower's previous employment is missing from the loan file.                    Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                    disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/10/XX/2016)                                                                                                                                                                                                  SHQM         SHQM
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                                                                                                                                                                                                  COMMENT: 2019/XX/23: The prepaid interest calculations of $XXX for 8 days is a total of $XXX which is reflected on the Closing Disclosure.                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                      *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per requirements.                                                                                                            contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2                                                                        *** (OPEN) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing
                                                      guideline requirements. - EV2                                                             COMMENT: 2019/XX/23: The Loan file does not contain evidence of the Hazard Insurance Policy.                                                                                                                                                                                                   Disclosure provided on 10/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2016)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2016 disclosed  COMMENT: 2019/XX/23: The Calculated Cash to close listed on page 3 of the final signed Closing Disclosure in the amount of $XXX include the Appraisal and Credit
                                                                                                                                                                                                                                                                         prepaid interest under Prepaids that does not match calculated figures. (Final/10/XX/2016) - EV2                                                                      report fees paid prior to closing.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing
                                                                                                                                                                                                                                                                         Disclosure provided on 10/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/XX/2016) - EV2
736245331 XXX       XXX    XXX       2        2       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV2                                      *** (OPEN) Income documentation requirements not met according to the AUS in file.                           2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      No                   MN    2/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/26: Per AUS requirement - Prior year's W2, not provided                                                 match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2                                    not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                      SHQM         QM
                                                      *** (OPEN) Income documentation requirements not met according to the AUS in file. - EV2                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/16: Loan designation was restated by client.                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2021/XX/06: Fee increase without valid COC provided. No cure provided to the borrower.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                                                         COMMENT: 2021/XX/14: Zero Percent Fee Tolerance exceeded for Transfer Tax. Transfer Tax was paid by the the Seller at Closing

                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2016) -   not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   COMMENT: 2023/XX/16: File is missing w-2 from previous year required per AUS

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Type:Primary/01/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/16: Appraisal was provided to borrower on 1/XX/16.
736245340 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) REO Documents are missing.: Address: XXX, FL, Address: XXX, MA, Address: XXX, MA                  1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MA    8/XX/2015    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2021/XX/11: Missing Mortgage Statement to verify monthly PITI
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3

                                                      *** (OPEN) REO Documents are missing.: Address: XXX, FL, Address: XXX, MA, Address: XXX,
                                                      MA - EV3
736245339 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                         B           B           Yes      Yes       Final HUD1 LA    5/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Final GFE not provided in file.                                                                                                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Final GFE not provided in file.
736245332 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2
736245344 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MI    4/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245309 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan B           B           Yes      No                   PA    9/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: There is no change of circumstance for this tolerance fee                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245302 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   CA    8/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: Due to failing Points and Fees.                                                                                                                                                                                                                                                  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.46048% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .46048%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.46048% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .46048%).
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2021/XX/11: Loan exceeds maximum allowable for Points and Fees.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2018)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  COMMENT: 2021/XX/11: No proof provided of appraisal receipt

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: No Cure or valid COC provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: No Cure or valid COC provided.
736245308 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance         A           A           Yes      No                   MI    5/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                for Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7549) - EV1                            exceeded for Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7549)                                                                                                                                                         SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/03: The property is located in XXX, MI.  Provide a post-disaster inspection verifying there                                                                                                                                                                                   COMMENT: 2021/XX/10: Cure of $XXX was provided and is sufficient to cure fee tolerance.                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3           was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                on or after XX/XX/XXXX.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                                                                                                                *** (OPEN) Flood Certificate Subject Address does not match Note address.
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX  COMMENT: 2021/XX/10: Note reflects XXX and the Flood Cert reflects XXX
                                                      - EV3
736245307 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   DE    4/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245306 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   LA    4/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245313 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the  B           B           Yes      Yes       Final HUD1 MA    1/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2                                                                                                                                    Good Faith Estimate was provided.                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Service Providers list provided on 12/XX/14 (doc 0613)                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: NO evidence of HUD settlement booklet noted in file
736245305 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 FL    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                              insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/25: Hazard Insurance Policy annual premium discrepancy. Audited annual premium of $XXX vs Lender's of XXX                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2                                                                                             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                 (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                      - EV3                                                                                                                                                                                                              *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2       COMMENT: 2021/XX/25: Hazard Insurance Policy annual premium discrepancy. Audited annual premium of $XXX vs Lender's of XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/25: Hazard Insurance Policy annual premium discrepancy. Audited annual premium of $XXX vs Lender's of XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/25: Hazard Insurance Policy annual premium discrepancy. Audited annual premium of $XXX vs Lender's of XXX
736245312 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           3           *** (OPEN) Rhode Island High Cost Analysis Timing: Rhode Island Home Loan:  High-cost Analysis not documented and substantiated prior to closing of the loan. - EV3   *** (OPEN) Rhode Island High Cost Analysis Timing: Rhode Island Home Loan:  High-cost Analysis not documented and substantiated prior to closing of the loan.     B           B           Yes      Yes       Final HUD1 RI    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Compliance report is post close                                                                                                                                                                                                                                                  SHQM         SHQM
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX,                                                                                                                          *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing                                                                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                     information. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Originator Company Not Licensed at time of Application: Unable to test LO company NMLS license due to missing information. - EV2
736245403 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    4/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014) - EV2                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2
736245423 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Security Instrument Error: MERS Min Number  was not provided                                      2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 LA    7/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2021/XX/27: The MERS Min number is redacted on the Security instrument.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Security Instrument Error: MERS Min Number  was not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Eligible)    Eligible)
736245411 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    11/XX/2015   Refinance     Investment  XXX        $XXX                  N/A          N/A
736245422 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NC    7/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736245407 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245426 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   VA    2/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245406 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost        B           B           Yes      Yes       Final HUD1 PA    7/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014) - EV2                                Booklet not provided to applicant within three (3) business days of application.                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: No evidence of receipt was located in the file                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet
                                                                                                                                                                                                                                                                         not provided to applicant within three (3) business days of application. - EV2
736245415 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the                                                                                                                                                                    B           B           Yes      No                   OH    3/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                      SHQM         SHQM
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      - EV3                                                                                                                                                                                                              *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                         reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2
736245409 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 AL    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
736245412 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of       *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded B           B           Yes      No                   GA    4/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2016 not accurate. (Final/04/XX/2016) - EV2                                  for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)                                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, GA - EV3                                                                                                                                                                                                                                                                                                                            COMMENT: 2021/XX/19: Sufficient or excess cure was provided to the borrower at Closing.                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1
736245427 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NH    6/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245421 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/24: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736245405 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NH    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
736245413 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   TX    8/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2021/XX/27: AUS in file is Approve / ineligible due to DTI of 46%.  1008 reflects approve eligible              match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    with DTI of 47%.  Please provide corresponding AUS all pages.                                                                                                                                                                                                                                  COMMENT: 2021/XX/27: AUS in file is Approve / ineligible due to DTI of 46%.  1008 reflects approve eligible with DTI of 47%.  Please provide corresponding AUS                                                                                                                                        (GSE/Agency
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, all pages.                                                                                                                                                                                                                                                                                            Eligible)
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            guarantee or insurance by the appropriate agency. - EV3
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       COMMENT: 2021/XX/27: AUS in file is Approve / ineligible due to DTI of 46%.  1008 reflects approve eligible                                                                                                                                                                                    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                with DTI of 47%.  Please provide corresponding AUS all pages.                                                            *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8503156) - EV3                                   purchase, guarantee or insurance by the appropriate agency.
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: AUS in file is Approve / ineligible due to DTI of 46%.  1008 reflects approve eligible with DTI of 47%.  Please provide corresponding AUS
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  all pages.
                                                      08/XX/2014 - EV3                                                                                                                                                                                                   provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8503156)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of       COMMENT: 2021/XX/27: AUS in file is Approve / ineligible due to DTI of 46%.  1008 reflects approve eligible with DTI of 47%.  Please provide corresponding AUS
                                                                                                                                                                                                                                                                         Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2016 not accurate. (Final/08/XX/2016) - EV2                                  all pages.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure    *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three provided on 08/XX/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1589313) - EV2                (3) business days prior to closing. (Initial/08/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 08/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1589312) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2016 not accurate. (Final/08/XX/2016) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2016 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/08/XX/2016) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/08/XX/2016) - EV2
736245404 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:       B           B           Yes      Yes       Final HUD1 NY    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       COMMENT: 2021/XX/13: The disclosure was provided at closing.                                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245424 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.                                                                                                                                                                        A           A           Yes      No                   NY    12/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1
736245420 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OK    7/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245410 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 TX    10/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/18: Total escrow payment of $XXX is less than the disclosed escrow payment of $XXX                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2                                                                                             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                      *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3                                                                                                                                                                                                                                                                                                                  (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/18: Total payment amount of $XXX is less than the disclosed payment of $XXX.
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245408 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 VA    9/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736244693 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: MI Reserves not included in finance charges per Itemization in file resulting in finance charge variance of -$XXX.                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245414 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to  B           B           Yes      No                   IL    2/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2017) - EV2                                the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2017)                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Property was inspected 12/XX/2016, report was signed 01/XX/2017 and the appraisal was provided to the borrower on 01/XX/2017.                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017) - EV2                                  *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on COMMENT: 2021/XX/23: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the taxes and insurance are $XXX per
                                                                                                                                                                                                                                                                         02/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/1591171) - EV2     year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate
                                                                                                                                                                                                                                                                         provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/01/XX/2017)  *** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                         - EV2                                                                                                                                                                 provided on 02/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (ProjSeq:1/1591171)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/23: Final Closing Disclosure provided on 02/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 of $XXX that does not
                                                                                                                                                                                                                                                                         Verification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75208) - EV1                    match the actual total payment for the loan.  The actual Estimated Total Monthly Payment is $XXX.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan
                                                                                                                                                                                                                                                                         Title - Tax Pick Up Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75205) - EV1             Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Interim/01/XX/2017)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/23: Final Loan Estimate is dated 01/XX/2017 and the Initial CD is dated 01/XX/2017.
                                                                                                                                                                                                                                                                         Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75204) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75197) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                         (75187) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
736245425 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   PA    1/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)
736245457 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    7/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245461 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded A           A           Yes      No                   AL    12/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                         for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: The $XXX credit, reported on the final CD, satisfied the overage.                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245458 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MD    4/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
736245443 XXX       XXX    XXX       2                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of   B           B           Yes      No                   MI    6/XX/2018    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                                                                                                                COMMENT: 2021/XX/19: Unable to verify $XXX EMD listed on CD                                                              receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2018) -   $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)                                                                                                                                                                                                Harbor QM    Harbor QM
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2021/XX/19: Lender Credit disclosed as $XXX on CD dated 05/XX/2018, but disclosed as $XXX on Final Closing Disclosure.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: $XXX violation due to increase in Seller paid Recording Fees reflected on the Seller CD.  No evidence of cure.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 06/XX/2018 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/06/XX/2018) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
736245447 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   MA    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    HUD Safe
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/10/XX/2016) - EV2                                                                                                              (3) business days prior to closing. (Final/10/XX/2016)                                                                                                                                                                                                                                                SHQM         Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Evidence of earlier borrower receipt was not found in file.                                                                                                                                                                                                                      (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)
736245450 XXX       XXX    XXX       3                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NJ    3/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2021/XX/25: Borrower paid $XXX in total POC fees. These funds were not documented in the loan file.             match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Max LTV exceeded for FICO score less than 580, per FHA guideline requirement.                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/25: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.                                                                                                                                              (GSE/Agency
                                                      - EV3                                                                                     *** (OPEN) Max LTV exceeded for FICO score less than 580, per FHA guideline requirement.                                 *** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.75463% is in excess of the allowable maximum of                                                                                                                                                                                                                                                                                                           Eligible)
                                                                                                                                                COMMENT: 2021/XX/25: Loan was approved at XXX% LTV with total Scorecard, however, it is ineligible to be                 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.75463% is in excess of the allowable maximum of
                                                      *** (OPEN) The verification of employment is not within 10 calendar days of the Note.:    insured by FHA.                                                                                                          .75463%). - EV3                                                                                                                                                       3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                          or .75463%).
                                                      07/XX/2015 - EV3                                                                          *** (OPEN) The verification of employment is not within 10 calendar days of the Note.: Borrower: XXX //                  *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost     COMMENT: 2021/XX/25: Points and fees exceed 3% by $XXX or .75670%
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2015                                                findings. - EV2
                                                                                                                                                COMMENT: 2021/XX/25: The file was missing the VVOE obtained within 10 days prior to closing.                                                                                                                                                                                                   *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing          findings.
                                                                                                                                                                                                                                                                         Disclosure provided on 03/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/03/XX/2019) - EV2     COMMENT: 2021/XX/25: The file was missing a copy of the payoff statement.

                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) *** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 11/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic         Disclosure provided on 03/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/03/XX/2019)
                                                                                                                                                                                                                                                                         disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance COMMENT: 2021/XX/25: Lender contact was missing from the CD.
                                                                                                                                                                                                                                                                         violations. (Initial/11/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        (3) business days of application. Initial Loan Estimate dated 11/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic
                                                                                                                                                                                                                                                                         Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) - EV2                        disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2018)
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan   COMMENT: 2021/XX/28: E-consent was dated 11/XX/2018, but the e-sign date on the LE was 11/XX/2018. Earlier e-consent was missing from the file.
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019   Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   COMMENT: 2021/XX/28: Fee was last disclosed as $XXX on the LE, but disclosed as $XXX on the final CD. File does not contain a valid COC for this change, nor
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019) - EV1                                                                                               evidence of cure at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Loan discount points were last disclosed as 0.00 on the LE, but disclosed as $XXX on the final CD. File does not contain a valid COC for this change, nor evidence of cure at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Calculated finance charge of $XXX is > the finance charge disclosed on the final CD of $XXX. Variance of $XXX.
736245451 XXX       XXX    XXX       2        2       *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. -   *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                        1           *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan         *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan     A           A           Yes      No                   IL    3/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV2                                                                                       COMMENT: 2018/XX/25: DTI > 45% guideline max; Lender incorrectly calculated expense ratio and qualifying                 Designation of ATR Risk. - EV1                                                                                                                                        Designation of ATR Risk.
                                                                                                                                                income using only the total business expenses and not the total expenses including COGS from the P&L.                                                                                                                                                                                          COMMENT: 2018/XX/27: DTI > Guideline Max
                                                      *** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2                                                                                                                                                             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,
                                                                                                                                                *** (WAIVED) Income Docs Missing:: Borrower: XXX                                                                         the loan is at ATR risk. - EV1                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                COMMENT: 2018/XX/25: Third party verification of business existence within 10 calendar days of closing was                                                                                                                                                                                     components, the loan is at ATR risk.
                                                                                                                                                not provided.                                                                                                                                                                                                                                                                                  COMMENT: 2018/XX/27: DTI > Guideline Max
736245452 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   NY    6/XX/2018    Refinance     Investment  XXX        $XXX                  Exempt from  Exempt from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ATR          ATR
736245453 XXX       XXX    XXX       1                *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   NJ    9/XX/2018    Refinance     Investment  XXX        $XXX                  Exempt from  Exempt from
                                                                                                           COMMENT: 2021/XX/11: Evidence of the IRA distribution income was missing from the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              ATR          ATR
                                                      *** (OPEN) Questionable Occupancy: Valuation occupancy differs from occupancy on loan
                                                      approval.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2018 - EV3            *** (OPEN) Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.: Valuation
                                                                                                                                                Type: Appraisal / Valuation Report Date: 08/XX/2018
                                                                                                                                                COMMENT: 2021/XX/11: The 1004 reflects the subject property is owner occupied, but this loan was underwritten and approved as an investment property. Based on all the file documentation, this property is owner occupied. (Bank statements, income documents, etc)
736245471 XXX       XXX    XXX       2                *** (CANCELLED) Available for Closing is insufficient to cover Cash From Borrower. - EV1  *** (CANCELLED) Available for Closing is insufficient to cover Cash From Borrower.                           2           *** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan with unverified income contains cash out at      *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a B           B           Yes      No                   KY    10/XX/2020   Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                                                                                                                COMMENT: 2021/XX/27: VA-IRRRL, no income, no assets verification required, no ratios.                                    closing less than $XXX. - EV2                                                                                                                                         monthly amount was provided to demonstrate ability to repay.                                                                                                                                                                                                                                          Harbor QM    Harbor QM
                                                      *** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/27: VA-IRRRL, no income, no assets verification required, no ratios.
                                                      - EV1                                                                                     *** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                 *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                                                                                                                COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL                                                                     monthly amount was provided to demonstrate ability to repay. - EV1                                                                                                    *** (CANCELLED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                      *** (CLEARED) Missing Document: Limited Denials of Participation (LDP) not provided - EV1                                                                                                                                                                                                                                                                                                Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                *** (CLEARED) Missing Document: Limited Denials of Participation (LDP) not provided                                      *** (CANCELLED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,      COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                      *** (CANCELLED) VA IRRRL Loan - Total Borrower Paid Fees Exceeds 1% or $XXX: Origination  COMMENT: 2021/XX/27: The LDP was not found in the file.                                                                  Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1
                                                      Fee and/or Itemized Fees and Charges paid by the borrower, $XXX  exceeds  1% of the loan                                                                                                                                                                                                                                                                                                 *** (CANCELLED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      amount plus the cost of energy efficient improvements up to $XXX less cash payment from                                                                                                                            *** (CANCELLED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline           components, the loan is at ATR risk.
                                                      the borrower for IRRRL loans $XXX. - EV1                                                                                                                                                                           components, the loan is at ATR risk. - EV1                                                                                                                            COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL

                                                                                                                                                                                                                                                                         *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1       *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: VA-IRRRL, no income, no assets verification required, no ratios.
                                                                                                                                                                                                                                                                         *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                         *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1                    COMMENT: 2021/XX/27: VA-IRRRL, no income, no assets verification required, no ratios.

                                                                                                                                                                                                                                                                         *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan  *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         Designation is ATR Fail. - EV1                                                                                                                                        COMMENT: 2021/XX/27: The subject loan is a VA IRRRL, DTI is not applicable.

                                                                                                                                                                                                                                                                         *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1                    *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                         *** (CANCELLED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)  COMMENT: 2021/XX/27: The subject loan is a VA IRRRL.
                                                                                                                                                                                                                                                                         - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: VA-IRRRL, no income, no assets verification required, no ratios.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
736245472 XXX       XXX    XXX       1                *** (CANCELLED) Available for Closing is insufficient to cover Cash From Borrower. - EV1  *** (CANCELLED) Available for Closing is insufficient to cover Cash From Borrower.                           1           *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a     *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a A           A           Yes      No                   WA    12/XX/2020   Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                                                                                                                COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL                                                                     monthly amount was provided to demonstrate ability to repay. - EV1                                                                                                    monthly amount was provided to demonstrate ability to repay.                                                                                                                                                                                                                                          Harbor QM    Harbor QM
                                                      *** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                      - EV1                                                                                     *** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                 *** (CANCELLED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL                                                                     components, the loan is at ATR risk. - EV1                                                                                                                            *** (CANCELLED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (CLEARED) HOA Dues amount was not evidenced in the file, and has not been included in                                                                                                                                                                                                                                                                                                components, the loan is at ATR risk.
                                                      the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: <empty> - EV1 *** (CLEARED) VA Lender's Certification is not compliant.  Lender did not certify that the prior loan was                *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1       COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                                                                                                                current (not 30 days or more past due) at the time of loan closing.: Disclosure: VA - Lender Certification
                                                      *** (CLEARED) Missing Document: Limited Denials of Participation (LDP) not provided - EV1 (Government Documents)                                                                                                   *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                             *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                COMMENT: 2021/XX/03: The final lender certification which states the loan was not 30 days or more past due                                                                                                                                                                                     COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                      *** (CLEARED) VA Lender's Certification is not compliant.  Lender did not certify that    was missing from the file.                                                                                               *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1
                                                      the prior loan was current (not 30 days or more past due) at the time of loan closing.:                                                                                                                                                                                                                                                                                                  *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                      Disclosure: VA - Lender Certification (Government Documents) - EV1                                                                                                                                                 *** (CLEARED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property  COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2020 not accurate. (Final/12/XX/2020) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan  COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                                                                                                                                                                                                                                         Designation is ATR Fail. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence
                                                                                                                                                                                                                                                                         *** (CANCELLED) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 2018 VA refinance / prior loan seasoning not met. - EV1                 Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
                                                                                                                                                                                                                                                                         *** (CANCELLED) VA IRRRL Recoupment: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan does not meet VA Qualified Mortgage recoupment requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 2018 VA refinance / prior loan seasoning not met.
                                                                                                                                                                                                                                                                         *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1                    COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Loan was approved as a VA IRRRL
736245473 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to        *** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to    B           B           No       No                   CO    12/XX/2019   Purchase      Investment  XXX        $XXX                  Temporary    N/A
                                                                                                                                                                                                                                                                         Qualified Mortgage requirements. - EV2                                                                                                                                Qualified Mortgage requirements.                                                                                                                                                                                                                                                                      SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Temp SHQM loan designation provided                                                                                                                                                                                                                                              (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)
736245474 XXX       XXX    XXX       2                *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   MO    2/XX/2019    Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      been inspected. - EV3                                                                     COMMENT: 2021/XX/25: The property is located in XXX. Provide a post-disaster inspection verifying there was              Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         Harbor QM    Harbor QM
                                                                                                                                                no damage from XXX, Tornados, and Flooding. The inspection must include exterior photos and the property                                                                                                                                                                                       COMMENT: 2021/XX/25: Evidence of rate lock was missing from the file.
                                                      *** (OPEN) The borrower has Open Public Records/Collections/Charge Off accounts.: Credit  must be re-inspected on or after XX/XX/XXXX.                                                                             *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report:                                                                                                                                 monthly amount was provided to demonstrate ability to repay. - EV1                                                                                                    *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original //    *** (OPEN) The borrower has Open Public Records/Collections/Charge Off accounts.: Credit Report: Original //                                                                                                                                                                                   monthly amount was provided to demonstrate ability to repay.
                                                      Public Record Type: Collections / Balance: XXX - EV3                                      Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections /             *** (CANCELLED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline           COMMENT: 2021/XX/29: Loan was originally underwritten as a VA IRRRL. Documentation required at origination does not meet ATR standards.
                                                                                                                                                Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX                                  components, the loan is at ATR risk. - EV1
                                                      *** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.  COMMENT: 2021/XX/25: Guidelines are missing at the time of review. Unable to determine if the collections                                                                                                                                                                                      *** (CANCELLED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      - EV1                                                                                     are required to be paid off or not.                                                                                      *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1       components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Loan was originally underwritten as a VA IRRRL. Documentation required at origination does not meet ATR standards.
                                                      *** (CANCELLED) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA  *** (CANCELLED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                 *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1
                                                      - Lender Loan Quality Certification (Government Documents) - EV1                          COMMENT: 2021/XX/29: Loan was originally underwritten as a VA IRRRL. Loan ratios were not considered.                                                                                                                                                                                          *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1                    COMMENT: 2021/XX/29: Loan was originally underwritten as a VA IRRRL. Documentation required at origination does not meet Appendix Q.
                                                      *** (CANCELLED) VA IRRRL Comparison is missing.: Disclosure: VA - IRRRL Comparison        *** (CANCELLED) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan
                                                      (Government Documents) - EV1                                                              Quality Certification (Government Documents)                                                                             *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan  *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                COMMENT: 2021/XX/29: The file was missing the VA - Lender Loan Quality Certification.                                    Designation is ATR Fail. - EV1                                                                                                                                        COMMENT: 2021/XX/29: Loan was originally underwritten as a VA IRRRL. Documentation required at origination does not meet ATR standards.
                                                      *** (CANCELLED) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA -
                                                      Loan Disbursement Form 26- 1820 (Government Documents) - EV1                              *** (CANCELLED) VA IRRRL Comparison is missing.: Disclosure: VA - IRRRL Comparison (Government Documents)                *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1                    *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                COMMENT: 2021/XX/29: The file was missing the VA - IRRRL Comparison.                                                                                                                                                                                                                           COMMENT: 2021/XX/29: VA IRRL Loan - no assets no income verified

                                                                                                                                                *** (CANCELLED) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement                                                                                                                                                                                       *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence
                                                                                                                                                Form 26- 1820 (Government Documents)                                                                                                                                                                                                                                                           Loan Designation is ATR Fail.
                                                                                                                                                COMMENT: 2021/XX/29: The VA - Loan Disbursement Form 26- 1820 was missing from the file.                                                                                                                                                                                                       COMMENT: 2021/XX/29: Loan was originally underwritten as a VA IRRRL. Documentation required at origination does not meet ATR requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: The loan was missing evidence of VA guarantee.
736245475 XXX       XXX    XXX       1                *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty          *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months.       1           *** (CANCELLED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline   *** (CANCELLED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor         A           A           Yes      No                   GA    7/XX/2019    Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      Certificate (Government Documents) - EV3                                                  Documentation of the re-disclosure to the borrower of the correct calculated fees are required.                          qualifying total debt ratio. - EV1                                                                                                                                    guideline qualifying total debt ratio.                                                                                                                                                                                                                                                                Harbor QM    Harbor QM
                                                                                                                                                COMMENT: 2021/XX/24: Lender recoupment costs was not provided.                                                                                                                                                                                                                                 COMMENT: 2021/XX/29: The file was originated as a VA IRRRL. Documentation level at origination does not meet Appendix Q/ ATR standards.
                                                      *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees                                                                                                                              *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      Recouped Months. Documentation of the re-disclosure to the borrower of the correct        *** (CLEARED) LDP results indicate a party to the transaction is excluded from eligibility.                              monthly amount was provided to demonstrate ability to repay. - EV1                                                                                                    *** (CANCELLED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      calculated fees are required. - EV2                                                       COMMENT: 2021/XX/30: A LDP search for parties to the transaction were not provided in the fraud report.                                                                                                                                                                                        monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1       COMMENT: 2021/XX/29: The file was originated as a VA IRRRL. Documentation level at origination does not meet Appendix Q/ ATR standards.
                                                      *** (CLEARED) LDP results indicate a party to the transaction is excluded from            *** (CANCELLED) VA IRRRL Comparison is missing.: Disclosure: VA - IRRRL Comparison (Government Documents)
                                                      eligibility. - EV1                                                                        COMMENT: 2021/XX/29: The file was missing the VA IRRRL Comparison.                                                       *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                             *** (CANCELLED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: The file was originated as a VA IRRRL. Documentation level at origination does not meet Appendix Q/ ATR standards.
                                                      *** (CANCELLED) VA - Veteran's Statement - Initial is missing.: Disclosure: VA -                                                                                                                                   *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1
                                                      Veteran's Statement - Initial (Government Documents) - EV1                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                         *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan  COMMENT: 2021/XX/29: The file was originated as a VA IRRRL. Documentation level at origination does not meet Appendix Q/ ATR standards.
                                                      *** (CANCELLED) VA IRRRL Comparison is missing.: Disclosure: VA - IRRRL Comparison                                                                                                                                 Designation is ATR Fail. - EV1
                                                      (Government Documents) - EV1                                                                                                                                                                                                                                                                                                                                                             *** (CANCELLED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         *** (CANCELLED) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 2018 VA refinance / prior loan seasoning not met. - EV1                 COMMENT: 2021/XX/29: The file was originated as a VA IRRRL. Documentation level at origination does not meet Appendix Q/ ATR standards.

                                                                                                                                                                                                                                                                         *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV1                    *** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: The file was originated as a VA IRRRL. Documentation level at origination does not meet Appendix Q/ ATR standards.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 2018 VA refinance / prior loan seasoning not met.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Prior seasoning information not provided

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Evidence of VA guarantee was missing from the file.
736245476 XXX       XXX    XXX       3                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                    3           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for       C           C           Yes      No                   GA    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Missing AUS final,income per the final 1003.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                         Designation is Non QM. - EV3                                                                                                                                          *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  COMMENT: 2021/XX/20: Only final CD provided.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Title Examination Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.  Provide a
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Final/04/XX/2021) - EV1                                                                                                          borrower disclosing the changes made.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727) - EV1                                 Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan  this fee, nor evidence of cure in file.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1                                   copy of the letter of explanation sent to the borrower disclosing the changes made.
736245477 XXX       XXX    XXX       1                *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:    1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CO    11/XX/2018   Refinance     Investment  XXX        $XXX                  Exempt from  Exempt from
                                                      // Account Type: 401(k)/403(b) Account / Account Number: <empty> - EV3                    401(k)/403(b) Account / Account Number: <empty>                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ATR          ATR
                                                                                                                                                COMMENT: 2021/XX/08: Missing two-months of bank statements per AUS requirements.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3
                                                                                                                                                *** (CANCELLED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                      *** (CANCELLED) Verification(s) of employment is not within 10 business days of the       Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2015
                                                      Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:    COMMENT: 2021/XX/20: NA for previous employment
                                                      04/XX/2015 - EV1
                                                                                                                                                *** (CANCELLED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                      *** (CANCELLED) Verification(s) of employment is not within 10 business days of the       Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015
                                                      Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:    COMMENT: 2021/XX/20: NA for previous employment
                                                      03/XX/2015 - EV1
736245478 XXX       XXX    XXX       2                *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:    2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   TX    11/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      // Account Type: Checking / Account Number: XXX - EV3                                     Checking / Account Number: XXX                                                                                           business days prior to closing. (Final/11/XX/2019) - EV2                                                                                                              (3) business days prior to closing. (Final/11/XX/2019)                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/12: Lender to provide an additional recent asset statement for Account XXX Statement in                                                                                                                                                                                       COMMENT: 2021/XX/12: Lender to provide fully executed initial CD                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                file runs from 8/XX to 9/XX                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: A post closing CD along with a check will need to be issued to the borrowers for the r Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Cure is $ 202.15
736245465 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   NV    10/XX/2016   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2022/XX/14: Loan over LTV guidelines.  Lender to address decline in YTD income base on P&L by
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                        borrower.

                                                      *** (OPEN) Guideline Requirement: Refinance purpose discrepancy. - EV3                    *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                                                COMMENT: 2022/XX/14: Guidelines Max LTV for investment property 60% LTV
                                                      *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3
                                                                                                                                                *** (OPEN) Guideline Requirement: Refinance purpose discrepancy.
                                                      *** (OPEN) Guideline Requirement: Total cash-out discrepancy. - EV3                       COMMENT: 2022/XX/14: Cash out refinances not allowed on investment property loans

                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
                                                                                                                                                COMMENT: 2022/XX/14: Credit report in file pulled on 7/XX/2016 reflects qualifying min score of 680.  On
                                                      *** (OPEN) REO Documents are missing. - EV3                                               8/XX/2016 a new credit report was pulled and qualifying credit score 680 not met per guidelines.  Lender exception in file for credit score exception on loan approval.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3
                                                                                                                                                *** (OPEN) Guideline Requirement: Total cash-out discrepancy.
                                                                                                                                                COMMENT: 2022/XX/14: Per guidelines Cashout not permitted for Investment properties

                                                                                                                                                *** (OPEN) REO Documents are missing.
                                                                                                                                                COMMENT: 2022/XX/14: File missing proof of P& I for XXX.  1040 schedule E shows property has a mortgage interest.

                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, CA
                                                                                                                                                COMMENT: 2022/XX/14: Missing mortgage statement to confirm PITIA.  Missing verification of HOA dues.
736245488 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MD    7/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245442 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using        *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using    C           C           Yes      No                   NY    9/XX/2019    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                                                                                                                COMMENT: 2022/XX/25: File is missing the 1008 or guidelines, only Approval was in the file.                              reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                                                        reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/25: The file did contain a CPA letter or any third party or business
                                                      the most recent FEMA disaster. - EV3                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA              *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using         Entity Listings verifying the employment for business start dates and the company's name.
                                                                                                                                                disaster.                                                                                                                reasonably reliable third-party records. (XXX XXX/Wages) - EV3
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3             COMMENT: 2022/XX/25: Appraisal Inspection was completed on 08/XX/2019 before Declaration Date of XX/XX/XXXX.                                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule B: Ability to Repay (Dodd-Frank 2014): Unable to verify Interest / Dividend income using   reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                                  reasonably reliable third-party records. (XXX Interest / Dividends/Schedule B) - EV3                                                                                  COMMENT: 2022/XX/25: The file did contain a CPA letter or any third party or business
                                                      // Account Type: Savings / Account Number: XXX - EV3                                      COMMENT: 2022/XX/25: Title policy missing from the file.                                                                                                                                                                                                                                        Entity Listings verifying the employment for business start dates and the company's name.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:                dated more than 90 days prior to closing. (XXX XXX/Wages) - EV3                                                                                                       *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule B: Ability to Repay (Dodd-Frank 2014): Unable to verify Interest / Dividend income
                                                                                                                                                Savings / Account Number: XXX                                                                                                                                                                                                                                                                  using reasonably reliable third-party records. (XXX Interest / Dividends/Schedule B)
                                                      *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not  COMMENT: 2022/XX/25: The XXX statement is not the most recent statement prior to closing date.                           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub,  COMMENT: 2022/XX/25: The file did contain any documentation of the Interest/ Dividend income
                                                      provided - EV3                                                                                                                                                                                                     LES, ETS or WVOE. (XXX XXX/Wages) - EV3
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                                 *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, paystub provided
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, Germany, - EV3                       COMMENT: 2022/XX/25: The file missing the Business Entity Listings and CPA letter to confirm income                      *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       was dated more than 90 days prior to closing. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: 44.13010%, LTV/CLTV: XXX%/XXX%, Credit Score: 694, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3   COMMENT: 2022/XX/25: The file did contain a CPA letter or any third party or business
                                                      *** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.:     *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided                                                                                                                                                                                               Entity Listings verifying the employment for business start dates and the company's name.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           COMMENT: 2022/XX/25: The file did not contain the Loan Underwriting and Transmittal Summary or lender                    *** (OPEN) Interest Dividend Income Tax Returns: Qualified Mortgage (Dodd-Frank 2014): Two (2) years tax returns or Bank Statements to evaluate Interest / Dividend
                                                      09/XX/2004 - EV3                                                                          guidelines.  File contains portions of several e-mail chains regarding lender approval.                                  income or losses requirement not met. (XXX Interest / Dividends/Schedule B) - EV3                                                                                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, Germany,                                                            *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when COMMENT: 2022/XX/25: The file did contain a CPA letter or any third party or business
                                                                                                                                                COMMENT: 2022/XX/25: The REO proof of insurance and mortgage statement not provided.                                     calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3                                                                                                   Entity Listings verifying the employment for business start dates and the company's name.

                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     missing guidelines. Loan characteristics are DTI: 44.13010%, LTV/CLTV: XXX%/XXX%, Credit Score: 694, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Lender guidelines and/or full approval were not provided
                                                                                                                                                                                                                                                                         *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing.
                                                                                                                                                                                                                                                                         (XXX XXX/Wages) - EV3                                                                                                                                                 *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3 COMMENT: 2022/XX/25: Missing CPA letter or WVOE

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Missing CPA letter or WVOE
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                       *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         COMMENT: 2022/XX/25: The file was missing the LE.
                                                                                                                                                                                                                                                                         Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      COMMENT: 2022/XX/25: The file did not contain the inital 1003.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two     *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two
                                                                                                                                                                                                                                                                         years current employment. (XXX/10404181) - EV2                                                                                                                        years current employment. (XXX/10404181)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: The file did contain any third party verifying the employment for business start dates and the company's name.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             COMMENT: 2022/XX/25: The file does not contain the Loan Estimate.

                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/09/XX/2019)
                                                                                                                                                                                                                                                                         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2     COMMENT: 2022/XX/25: Lender calculation of annual taxes was not provided.  Missing Title Commitment.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated    *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/09/XX/2019) - EV2                                           (3) business days prior to closing. (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: The Closing Disclosure was provided to Borrower on same date as the closing date of 09/XX/2019.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/09/XX/2019) - EV2
736245438 XXX       XXX    XXX       3        3       *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.:    *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           No       Yes       Final HUD1 FL    6/XX/2014    Refinance     Second Home XXX        $XXX                  UTD          ATR Fail
                                                      Credit Report: Original // Borrower: XXX - EV3                                            $XXX.                                                                                                                    qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                COMMENT: 2022/XX/19: Per the final HUD 1 borrower is receiving cash in excess of 2% o the loan amount of                                                                                                                                                                                       COMMENT: 2022/XX/19: Since the loan does not have any guidelines in the file the  Ability To Repay is not able to be tested.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    $XXX we have no guidelines on this manual underwritten file to confirm is this is allowed.                               *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                                                        *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                                                                                                                *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //                                                                                                                                                                                         reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2005                                                *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated COMMENT: 2022/XX/19: The Ability to Repay is failing becasue there are no pay stubs or W2 in the loan file.
                                                                                                                                                COMMENT: 2022/XX/19: A verification of employment was not completed 10 days prior to the note date.                      more than 90 days prior to closing. (XXX XXX/Wages) - EV3
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                             *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       dated more than 90 days prior to closing. (XXX XXX/Wages)
                                                      *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of                                                                                                                           missing guidelines. Loan characteristics are DTI: 29.78814%, LTV/CLTV: XXX%/XXX%, Credit Score: 0, Occupancy: Second Home, Purpose: Refinance, Rate/Term - EV3        COMMENT: 2022/XX/19: The file is missing W2, and paystubs which is why the Ability tio Repay is failing.
                                                      the loan amount or $XXX. - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     missing guidelines. Loan characteristics are DTI: 29.78814%, LTV/CLTV: XXX%/XXX%, Credit Score: 0, Occupancy: Second Home, Purpose: Refinance, Rate/Term
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/19: The LTV/CLTV and DTI was not tested due to there being no guidelines forthis loan.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:                                                                                                                              *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    (XXX XXX/Wages) - EV3                                                                                                                                                 *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                      06/XX/2005 - EV3                                                                                                                                                                                                                                                                                                                                                                         QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014 - EV2                                                                      COMMENT: 2022/XX/19: The loan was manually underwritten, guidelines were not provided.

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, WVOE provided was dated more than 90 days prior to insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   closing. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/19: The loan does not have guidelines for this manuel underwrite and there are no paystub ow W2.
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2                                                                                             *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                   COMMENT: 2022/XX/19: The Escrowed Taxes + insurance $XXX does not match the actual amount $XXX on the loan.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing   *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                                                                                                                                                                                                                                         information. - EV2                                                                                                                                                    (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/19: The total Payment amount on the Final TIL  of $XXX does not match the actual payment 1,977.01 for the loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/19: The Final TIL includes Estimated monthly payment.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/19: The Home Owner Counseling list did not inlcude the list date.
736245439 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   CT    9/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                                                                                                                COMMENT: 2022/XX/24: EMD not sourced.                                                                                    Designation of ATR Fail. - EV3                                                                                                                                        Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                         QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Missing Guidelines.
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, paystub provided
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX                                                                                                                                                                                                                                                                                                 was dated more than 90 days prior to closing. (XXX XXX/Wages)
                                                      // Account Type: Checking / Account Number: XXX - EV3                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was    COMMENT: 2022/XX/18: Provide updated paystub with date closer to closing date.
                                                                                                                                                                                                                                                                         dated more than 90 days prior to closing. (XXX XXX/Wages) - EV3
                                                      *** (OPEN) The verification of employment is required and was not found in file.:                                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       missing guidelines. Loan characteristics are DTI: 43.96168%, LTV/CLTV: XXX%/XXX%, Credit Score: 718, Occupancy: Primary, Purpose: Purchase,
                                                      04/XX/2016 - EV3                                                                                                                                                                                                   missing guidelines. Loan characteristics are DTI: 43.96168%, LTV/CLTV: XXX%/XXX%, Credit Score: 718, Occupancy: Primary, Purpose: Purchase, - EV3                     COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404212) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404212)
                                                                                                                                                                                                                                                                         *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing. COMMENT: 2022/XX/18: Letter of explanation required for gap in employment and less than 2 years employment history provided.
                                                                                                                                                                                                                                                                         (XXX XXX/Wages) - EV3
736245440 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   NY    5/XX/2019    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                                                                                                                COMMENT: 2022/XX/25: Guidelines not provided.                                                                            qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                      *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                      and assigns, per guideline requirements. - EV3                                            *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per                  *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                guideline requirements.                                                                                                  missing guidelines. Loan characteristics are DTI: 33.00169%, LTV/CLTV: XXX%/XXX%, Credit Score: 763, Occupancy: Primary, Purpose: Purchase, - EV3                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       COMMENT: 2022/XX/25: Blanket policy does not include walls in coverage and HO6 policy is not in file                                                                                                                                                                                           missing guidelines. Loan characteristics are DTI: 33.00169%, LTV/CLTV: XXX%/XXX%, Credit Score: 763, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan   COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:     *** (OPEN) Missing Document: AUS not provided                                                                            qualification. - EV3
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           COMMENT: 2022/XX/25: Loan Summary provided in loan file does not specify if AUS findings utilized or manual                                                                                                                                                                                    *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in
                                                      10/XX/2010 - EV3                                                                          underwriter.                                                                                                             *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   loan qualification.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2010                                                *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                COMMENT: 2022/XX/25: CoreLogic Credco verification of employment dated 02/XX/2019.                                       copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019) - EV2                                                    QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Disclosure. - EV2                                                                                                                                                     *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      COMMENT: 2022/XX/25: Provide supporting documentation evidencing applicant provided with copy of appraisal three (s) business days prior to consummation.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Evidence applicant provided with the Right to Receive a Copy of the Appraisal Disclosure not provided in loan file.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      COMMENT: 2022/XX/25: Affiliated Business Arrangement Disclosure provided 05/XX/2019 and signed/ dated by applicant 05/XX/2019.
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2022/XX/25: Disclosure Summary tracking report not provided in loan file.
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/04/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Loan Estimate not provided within loan images to evidence delivery to the applicant.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Document not provided.
736245441 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NY    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Due to points and fees failure.                                                                                                                                                                                                                                                  (GSE/Agency
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                 *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.94289% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .94289%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.94289% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .94289%).
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         COMMENT: 2022/XX/25: .
                                                                                                                                                                                                                                                                         Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Disclosure was not provided
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       COMMENT: 2022/XX/25: Due to missing the Initial signed and dated 1003 loan application.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          COMMENT: 2022/XX/25: Due to missing the Initial signed and dated 1003 loan application.
                                                                                                                                                                                                                                                                         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019     Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                         on Closing Disclosure dated 08/XX/2019). (Final/06/XX/2019) - EV2                                                                                                     COMMENT: 2022/XX/25: LE not in file

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/06/XX/2019) - EV2                                                                                                              disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2019). (Final/06/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2022/XX/25: The CD was sent three days prior to closing
                                                                                                                                                                                                                                                                         Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75195) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: The CD was sent three days prior to closing

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75195)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Missing loan estimate
736245529 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.            B           B           Yes      Yes       Final HUD1 CA    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2021/XX/24: Final TIL disclosed the escrow payment as N/A instead of $XXX.                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information. - EV1          *** (CANCELLED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                         *** (CANCELLED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of     COMMENT: 2021/XX/24: Right to Cancel is on Form H-8 however, the Title Commitment verifies the subject loan is paying off an existing loan by the same lender.
                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV1    Right to Cancel should be on Form H-9.
736245539 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                    B           B           Yes      No                   PA    9/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (CANCELLED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2016) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75204) - EV1
736245531 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    9/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                                                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                                                                                                                                                                                                                                         (PITI) on the Final TIL does not match the total payment amount for the loan. - EV1
736245554 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for B           B           Yes      No                   IN    9/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2                                                    Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7346)                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Wire Transfer Fee was  not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for     fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7346) - EV1                 of the letter of explanation sent to the borrower disclosing the changes made.
736245534 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 LA    7/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/03: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:     verifying there was no damage.  The inspection must include exterior photos and the property must be re-                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           inspected on or after XX/XX/XXXX declared end date.
                                                      11/XX/2008 - EV3
                                                                                                                                                *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2008
                                                                                                                                                COMMENT: 2021/XX/03: Missing VVOE within 10 business days for XXX
736245542 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   MI    3/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2021/XX/21: Insurance short fall of $XXX.                                                                       business days prior to closing. (Final/XX/20/2017) - EV2                                                                                                              (3) business days prior to closing. (Final/XX/20/2017)                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: CD was provided at closing.  Missing evidence of earlier receipt.                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                          *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 03/XX/2017). (Final/XX/20/2017) - EV1                                                                                               03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/XX/20/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects 177,158.78.
736245536 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on       B           B           Yes      No                   TX    6/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Evidence was not provided borrower singed the Affiliated Business Disclosure                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Rider - Other not provided - EV3                                                                                                                                                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2021/XX/21: Disclosure is dated 06/XX/2016 business days prior to closing. (Initial/06/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  (3) business days prior to closing. (Initial/06/XX/2016)
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                COMMENT: 2021/XX/21: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Missing valid COC and cure of $XXX is not sufficient to cure fee tolerance.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Missing valid COC and cure of $XXX is not sufficient to cure fee tolerance.
736245561 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing            B           B           Yes      No                   NJ    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   Disclosure.                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: Initial Escrow Payment at Closing listed on the final Closing Disclosure is $XXX; however the Initial Escrow Account Disclosure Statement                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2018 not received by borrower  shows the initial balance at $XXX.                                                                                                                                                                                                                                                                    Eligible)    Eligible)
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/03/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: Revised Loan Estimate dates 3/XX/2018 was not signed by the Borrower and no evidence in file to determine its delivery date.  Therefore default date for delivery is 3/XX/2018; less than 4 business days prior to closing date.
736245562 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   OR    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564) - EV2                                   Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/22: The FEMA disaster happened post closing and there is no post disaster inspection in                                                                                                                                                                                       COMMENT: 2021/XX/25: No change of circumstance was found in file for the zero percentage tolerance violation                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                file                                                                                                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197) - EV2                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/25: No change of circumstance was found in file for the zero percentage tolerance violation
736245546 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    10/XX/2015   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                      disaster.
                                                                                                                                                COMMENT: 2021/XX/21: The property is located in XXX. Provide a post-disaster inspection verifying there was
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3       no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.

                                                                                                                                                *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided
                                                                                                                                                COMMENT: 2021/XX/21: The file was missing a copy of the purchase contract.
736245556 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total     B           B           Yes      No                   TX    10/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/15: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                      COMMENT: 2021/XX/15: 10% tolerance was exceeded by $XXX due to increase of Title - Settlement/Closing fee.  No valid COC provided, nor evidence of cure in file.                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                   verifying there was no damage.  The inspection must include exterior photos and the property must be re-                                                                                                                                                                                       Provide a post-close CD disclosing the tolerance cure to include $XXX , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                            to the borrower disclosing the changes made.
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                      02/XX/2013 - EV3                                                                          Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2013
                                                                                                                                                COMMENT: 2021/XX/15: VVOE dated 9/XX/2017 which greater than 10 business days prior to note 10/XX/2017
736245547 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MI    5/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245552 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final    B           B           Yes      No                   AZ    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/08/XX/2017) - EV2     Closing Disclosure provided on 08/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/08/XX/2017)                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Variance exists between page 4 regarding the Escrow account section as Section G of page 2 on the Final CD reflects $XXX paid by Seller at                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing.                                                                                                                                                                                                                                                                                              Eligible)    Eligible)
736245558 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   NY    10/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/21: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                      COMMENT: 2021/XX/21: Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                verifying there was no damage.  The inspection must include exterior photos and the property must be re-                 *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                inspected on or after XX/XX/XXXX declared end date.                                                                      business days prior to closing. (Initial/10/XX/2017) - EV2                                                                                                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/10/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business    COMMENT: 2021/XX/21: Initial CD not provided to borrower 3 business prior to closing days of application. (Initial/08/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.      business days of application. (Initial/08/XX/2017)
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                        COMMENT: 2021/XX/21: Application date 3/XX/201.  Initial LE in file was issued 8/XX/2017.
736245535 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   MD    6/XX/2016    Refinance     Investment  XXX        $XXX                  N/A          N/A
736245541 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property     *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property B           B           Yes      No                   AZ    2/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017) - EV2                                                    Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017)                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however HOA Dues are  $XXX.00 per year as                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               reflected on Appraisal. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               copy of the letter of explanation letter sent to the borrower disclosing the changes made.
736245545 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide   B           B           Yes      Yes       Final HUD1 NY    7/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Document missing however the appraisal was provided to the client prior to close.                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2       COMMENT: 2021/XX/21: All dates entered as disclosed to the client (and provided).

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                      *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Payment on final HUD-1 was rounded up.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: No cure provided/disclosed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                      *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Provided at closing, not prior.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Servicing disclosed provided, but outside of the 3 business days.  It is within 3 days of the client signing the 1003, but not of the date the Loan Officer dated the 1003.
736245540 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   VA    12/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.                                                                                                                                             (GSE/Agency
                                                                                                                                                         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.08861% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .08861%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.08861% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .08861%).
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2021/XX/04: Points and fees exceed maximum threshold of 3% by .08861%.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on   on 12/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/12/XX/2016)
                                                                                                                                                                                                                                                                         12/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/12/XX/2016) - EV2           COMMENT: 2021/XX/04: The lender contact name and nmls ID were not provided.
736245537 XXX       XXX    XXX       3        3       *** (OPEN) The verification of employment is not within 10 business days of the Note.:    *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //      1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    8/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2004                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                      10/XX/2004 - EV3                                                                          COMMENT: 2021/XX/01: VVOE is dated Post close on 8/XX/2016 however loan closed 8/XX/2016 and disbursed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                8/XX/2016.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
736245565 XXX       XXX    XXX       3        3       *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required                                                                                                                 2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   MA    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      and was not found in file. - EV3                                                                                                                                                                                   business days prior to closing. (Initial/06/XX/2018) - EV2                                                                                                            (3) business days prior to closing. (Initial/06/XX/2018)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Evidence of earlier borrower receipt was not provided.                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7565) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7565)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2021/XX/09: Title- Examination Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee.
                                                                                                                                                                                                                                                                         Bringdown/Rundown Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75221) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Bringdown/Rundown Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75221)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Title- Bringdown Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee.
736245551 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1           *** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for     *** (CANCELLED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for A           A           Yes      No                   TX    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1                              Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245553 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   WI    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/08: Due to points and fees failure.                                                                                                                                                                                                                                                  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.37933% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .37933%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.37933% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .37933%).
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2017 on a first lien purchase          COMMENT: 2021/XX/08: Points and Fees on subject loan of 3.37933% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/XX/2017) - EV2                Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/08: Seller paid fees were not listed on the Final CD. Seller's CD is missing from file.
736245557 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CO    11/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/09: Hazard insurance amount of $XXX is not enough to cover the loan amount of $XXX and the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                estimated cost new was not provided on the appraisal. Hazard Policy reflects extended replacement coverage                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                however, does not verify the percentage or dollar amount of extended coverage. File is missing documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                from the property insurer to establish their opinion of the property's true replacement cost in order to determine if the amount of coverage is sufficient.
736245555 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   TX    11/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Amendment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7757) - EV2                                     Amendment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7757)                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Missing valid COC and no evidence of cure provided.                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/02: Valid COC in file.  No evidence of cure provided.
736245549 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MO    3/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245538 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   IL    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/02: Informational EV 2 - Appraisal valuation not provided within three business days prior to consummation                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document COMMENT: 2021/XX/10: Informational EV 2 - Credit of $XXX was provided at closing which is insufficient to cure the 10% and 0% tolerance violations.
                                                                                                                                                                                                                                                                         Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/02: Informational EV 2 - Credit of $XXX was provided at closing which is insufficient to cure the 10% and 0% tolerance violations.
736245550 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded A           A           Yes      No                   OR    5/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)                                                                                                                                                          SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/27: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                      COMMENT: 2021/XX/28: Appraisal Fee  was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                verifying there was no damage.  Note: the disaster end date has been identified as XX/XX/XXXX. The                                                                                                                                                                                             this fee, cure provided at closing.                                                                                                                                                                                                                                                                   Eligible)    Eligible)
                                                                                                                                                inspection must include exterior photos and the property must be re-inspected on or after the declared end date.
736245530 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014):          B           B           Yes      Yes       Final HUD1 OH    7/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014) - EV2                                                    Individual Loan Originator not NMLS licensed or registered at time of application.                                                                                                                                                                                                                    QM           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/30: NMLS website verifies the subject Loan Originator was not licensed to represent the subject lender in the State of Ohio at the time of the
                                                                                                                                                                                                                                                                         *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   subject loan origination through closing.
                                                                                                                                                                                                                                                                         Loan Originator not NMLS licensed or registered at time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   COMMENT: 2021/XX/30: NMLS website verifies the subject Loan Originator was not licensed to represent the subject lender in the State of Ohio at the time of the
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             subject loan origination through closing.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of  *** (CANCELLED) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due
                                                                                                                                                                                                                                                                         Application Date. - EV2                                                                                                                                               to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/14: NMLS website verifies the subject Loan Origination Company was not licensed in the State of Ohio at the time of the subject loan origination
                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information. - EV2 through closing.

                                                                                                                                                                                                                                                                         *** (CANCELLED) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV1
736245564 XXX       XXX    XXX       3        3       *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   NY    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         SHQM         SHQM
                                                      09/XX/2011 - EV3                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2021/XX/02: Missing evidence of rate lock date.                                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/16: Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                         Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7200)
                                                                                                                                                                                                                                                                         Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7200) - EV1                 COMMENT: 2021/XX/16: Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure was provided to the borrower at Closing.
736245563 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    5/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/05: The property is located in XXX. Provide a post-disaster inspection verifying there was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3           no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                after XX/XX/XXXX.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3
                                                                                                                                                *** (OPEN) Flood Certificate Subject Address does not match Note address.
                                                                                                                                                COMMENT: 2021/XX/05: The city on the flood cert reflects XXX, while the city on the Note reflects XXX.

                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX
                                                                                                                                                COMMENT: 2021/XX/05: The file was missing either the prior years' W2, or a fully executed WVOE, per AUS requirements.
736245548 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                   A           A           Yes      No                   TX    8/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/29: The property is located in XXX. Provide a post-disaster inspection verifying there was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                after XX/XX/XXXX.                                                                                                        Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
736245566 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   CA    7/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                     COMMENT: 2021/XX/09: The property is located in a disaster area post close. Provide a post-disaster                      business days prior to closing. (Initial/07/XX/2018) - EV2                                                                                                            (3) business days prior to closing. (Initial/07/XX/2018)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                inspection verifying there was no damage from XXX. The inspection must include exterior photos and the                                                                                                                                                                                         COMMENT: 2021/XX/09: Evidence of earlier borrower receipt for the initial CD was missing from the file. Note - the e-delivery docs in the file dated 7/XX/2018 do                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX  property must be re-inspected on or after XX/XX/XXXX.                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     not match the document names for a CD delivery. If evidence could be provided that one of the 7/XX/2018 e-packages contained the CD, this exception could be                                                                                                                                          Eligible)    Eligible)
                                                      - EV3                                                                                                                                                                                                              Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   reviewed further, but at the present time, there is not enough support to consider the CD delivered 7/XX/2018.
                                                                                                                                                *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                                                                                                                COMMENT: 2021/XX/09: The file was missing a copy of the required fraud report.                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Discount points were last disclosed as $XXX on the LE, but disclosed as $XXX on the final CD. No valid COC was in the file for this change, nor evidence of cure at closing.
736245532 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    8/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/28: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, RI - EV3                             verifying there was no damage.  The inspection must include exterior photos and the property must be re-                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                inspected on or after XX/XX/XXXX declared end date.

                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, RI
                                                                                                                                                COMMENT: 2021/XX/29: Missing mortgage statement to verify if taxes and insurance are escrowed in monthly payment of $XXX.
736245567 XXX       XXX    XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type:   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   CA    10/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2011 - EV3           Employment / Income Type: Wages / Start Date: 07/XX/2011                                                                 Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/09: Verification of Employment was provided on 9/XX/18, Note date is 10/XX/18. There is no                                                                                                                                                                                    COMMENT: 2021/XX/09: Missing evidence of rate lock date in file.                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    evidence of updated Verification of Employment completed within 10 business days of Note date.                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA                                                                                                                                                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              disaster.                                                                                                                *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         COMMENT: 2021/XX/09: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                COMMENT: 2021/XX/09: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                Disclosure. - EV2
                                                                                                                                                verifying there was no damage.  The inspection must include exterior photos and the property must be re-                                                                                                                                                                                       *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                inspected on or after  XX/XX/XXXX declared end date.                                                                     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       Disclosure.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             COMMENT: 2021/XX/09: Missing Right to Receive a Copy of Appraisal Disclosure.

                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2     COMMENT: 2021/XX/09: Missing RESPA Homeownership Counseling List.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/10/XX/2018) - EV2                                                                                                              Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Missing Loan Estimate.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Evidence of earlier borrower receipt was not found in file.
736245533 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to *** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does B           B           Yes      Yes       Final HUD1 IL    11/XX/2014   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2             not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                           QM           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/14: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM due to
                                                                                                                                                                                                                                                                         *** (CANCELLED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date the Right to Cancel being completed on the incorrect form and Transaction Date used to determine rate used for testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                         *** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                                                         COMMENT: 2021/XX/07: Evidence not provided SSPL was provided to borrower within 3 busienss days of application.

                                                                                                                                                                                                                                                                         *** (CANCELLED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                         Receive a Copy" appraisal disclosure to consumer. - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the
                                                                                                                                                                                                                                                                         Good Faith Estimate was provided. - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                         Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV1
736245568 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   FL    11/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/11/XX/2018) - EV2                                                                                                              (3) business days prior to closing. (Final/11/XX/2018)                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/02: Closing disclosure of 11/XX/2018 was not provided to the borrower at least 3 business days to closing.                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 10/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2018) - EV2
736245560 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //      2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   CA    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/1991                                                receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2018) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2018)                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:    COMMENT: 2021/XX/02: The VVOE was dated 2/XX/2018, consummation date was 3/XX/2018. VVOE was not within 10               EV2                                                                                                                                                                   COMMENT: 2021/XX/02: Verification that the appraisal was delivered to the borrower was missing from the file.                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           days of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                      08/XX/1991 - EV3                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2018        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 03/XX/2018). (Final/02/XX/2018) - EV2                                                                                               are based on Closing Disclosure dated 03/XX/2018). (Final/02/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/02: Finance charge of $XXX on the final CD does not match the calculated finance charge of $XXX. Variance of $XXX is due to the addition of an
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2018     affiliate fee post closing for $XXX. Lender cure documentation for the finance charge violation was missing from the file other than the PCCD dated 3/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  correcting this. This violation would have required a refund to the borrower, rescission re-opened, evidence of delivery of the funds, and the LOE to the
                                                                                                                                                                                                                                                                         on Closing Disclosure dated 03/XX/2018). (Final/02/XX/2018) - EV2                                                                                                     borrower.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.     *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2018
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV1                                   disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2018). (Final/02/XX/2018)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded    COMMENT: 2021/XX/02: Total of Payments on the final CD reflects $XXX, however, the calculated total of payments is $XXX. Lender cure documentation for the TOP for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75201) - EV1                      violation was missing from the file other than the PCCD dated 3/XX/2018 correcting this. This violation would have required a refund to the borrower, rescission re-opened, evidence of delivery of the funds, and the LOE to the borrower.
736245527 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    3/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245715 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   FL    11/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                     SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/10: No AUS or guidelines were provided with the manual approval. Unable to determine if the borrower's ability to repay has been fully affirmed.                                                                                                                                     (GSE/Agency
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                          *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline                                                                                                                                                                                                                                                                                                              Eligible)
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.60797%, LTV/CLTV: XXX%/XXX%, Credit Score: 688, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2022/XX/10: No AUS or guidelines were provided with the manual approval. Unable to determine if the loan is saleable.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: 38.60797%, LTV/CLTV: XXX%/XXX%, Credit Score: 688, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX
                                                                                                                                                                                                                                                                         *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX         XXX/Partnership)
                                                                                                                                                                                                                                                                         XXX/Partnership) - EV3                                                                                                                                                COMMENT: 2022/XX/10: The borrower converted there existing business from a sole proprietorship to a partnership. Typically a full two years of 1065 forms are required. However, this requirement cannot be met. As a compensating factor, the borrower has provided the personal tax returns showing the schedule C income to
                                                                                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               complete a two year history.
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                         receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2019) -   COMMENT: 2022/XX/10: The borrower converted there existing business from a sole proprietorship to a partnership. Typically a full two years of 1065 forms are
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   required. However, this requirement cannot be met. As a compensating factor, the borrower has provided the personal tax returns showing the schedule C income to complete a two year history.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   COMMENT: 2022/XX/09: No initial 1003s on file have been signed by any participating party.
                                                                                                                                                                                                                                                                         to verify two years employment history for current and/or prior employment. (XXX/10585770) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) Dates to verify two years employment history for current and/or prior employment. (XXX/10585770)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/11/XX/2019) - EV2                                                                                                            COMMENT: 2022/XX/10: The borrower converted their income from sole proprietorship to partnership, using the same LLC. Unable to fully verify each income type independently. However, when observed together, the full two-year requirements will be met.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174) - EV2                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/10: The preliminary closing disclosures were issued without signature lines, and there are no acknowledgements of receipt on file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/10: No cure was provided and there are no change of circumstances issued.
736245710 XXX       XXX    XXX       2        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                            2           *** (OPEN_UNABLE_TO_CLEAR) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.48600% is in excess   *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal  B           B           Yes      No                   FL    4/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2021/XX/12: Self-employed borrower.  Missing evidence the business has been verified as operational             of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor    Disclosure within 3 days of the loan application date.
                                                                                                                                                within 48 hours of closing via website review of the business, telephone inquiries, etc. as required by                  allowable total of $XXX (an overage of $XXX or .48600%). - EV2                                                                                                        COMMENT: 2021/XX/23: Initial application date is 12/XX/20.  Earliest disclosure dated 1/XX/21.
                                                                                                                                                guidelines.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property    *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021) - EV2                                                    Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/09: Initial application date is 12/XX/20.  Earliest disclosure dated 1/XX/21.
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV1                                                                                                          *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of       COMMENT: 2021/XX/23: Initial application date is 12/XX/20.  Earliest disclosure dated 1/XX/21.
                                                                                                                                                                                                                                                                         allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank provided on 04/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2021)
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV1                                  COMMENT: 2021/XX/13: Missing Contact NMLS ID on final CD.

                                                                                                                                                                                                                                                                         *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal  *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV1                                                                                                          Borrower(s) within three (3) business days of application. (Initial/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Initial application date is 12/XX/20.  Earliest disclosure dated 1/XX/21.
                                                                                                                                                                                                                                                                         *** (CANCELLED) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2021) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                         Borrower(s) within three (3) business days of application. (Initial/01/XX/2021) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1
736245712 XXX       XXX    XXX       2        2       *** (WAIVED) Credit Exception: - EV2                                                      *** (WAIVED) Credit Exception:                                                                               1           *** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any      *** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any  A           A           No       Yes       Final HUD1 NY    1/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2022/XX/01: Per guidelines:  Applicants with > 15 financed properties are not eligible for any 2nd              applicable Federal, State or Local compliance testing. - EV1                                                                                                          applicable Federal, State or Local compliance testing.
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, NY - EV1                          home or investment property transaction (purchase, rate/term, or cash-out). This is aggregate based on all                                                                                                                                                                                     COMMENT: 2022/XX/25: Used Closing statement signed at closing applicants. Subject borrower exceeds maximum number of financed properties per guidelines.

                                                                                                                                                *** (WAIVED) Credit Exception:
                                                                                                                                                COMMENT: 2022/XX/01: Per guidelines: Applicants are collectively limited to Ten (10) loans either issued or purchased by XXX Non- Agency Lending not to exceed $XXX. Loans in current review for the subject borrower is greater than 10 with an approximate funding of 10MM.

                                                                                                                                                *** (CLEARED) REO Documents are missing.: Address: XXX, NY
                                                                                                                                                COMMENT: 2022/XX/25: File is mossing copy of mortgage statement, tax verification and hazard insurance verification
736245711 XXX       XXX    XXX       2        2       *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2          *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy.                                   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                    B           B           Yes      No                   NY    12/XX/2021   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2022/XX/19: Approved lender exception for XXX% LTV with 704 fico. Compensating factors of lowering              copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021) - EV2 monthly payment and 24 month of good mortgage payment history with same lender.
736245576 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date    *** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application     B           B           Yes      No                   GA    11/XX/2021   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         and Transaction Date used to determine rate used for testing. - EV2                                                                                                   Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/17: The file was missing a copy of the initial rate lock documentation
736245575 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   GA    12/XX/2021   Purchase      Second Home XXX        $XXX                  Non QM       Non QM
736245577 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CANCELLED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed         *** (CANCELLED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed     A           A           Yes      No                   NJ    12/XX/2021   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 not accurate. (Final/12/XX/2021) - EV1                                           Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 not accurate. (Final/12/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/16: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three    Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section
                                                                                                                                                                                                                                                                         (3) business days of application. Initial Loan Estimate dated 09/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic     on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance made.
                                                                                                                                                                                                                                                                         violations. (Initial/09/XX/2021) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for three (3) business days of application. Initial Loan Estimate dated 09/XX/2021 was electronically provided without or prior to borrower's consent to receive
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/23: The LE was issued 9/XX/21 but the eConsent was not obtained until 10/XX/21.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/04: 0% tolerance was exceeded by $XXX due to increase of appraisal fee.  No valid COC provided, cure provided at closing.
736245579 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.      *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.  A           A           Yes      No                   GA    1/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                        Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/10: Lender provided a cure credit on the final CD in the amount of 47.00
736245707 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business    *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)         B           B           Yes      No                   NY    12/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               days of application. (Initial/11/XX/2019) - EV2                                                                                                                       business days of application. (Initial/11/XX/2019)                                                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/24: Evidence of earlier borrower receipt was not found in file.                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2022/XX/24: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/24: Zero Percent Fee Tolerance exceeded for Transfer Tax.
736245706 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final    B           B           Yes      No                   IA    7/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/07: Provide replacement cost estimator. Dwelling coverage + additional 20% coverage is                  Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/07/XX/2019) - EV2                                           Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019)                                                                                                                                         SHQM         SHQM
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             still insufficient                                                                                                                                                                                                                                                                             COMMENT: 2022/XX/07: Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property     payment for the loan. (Final/07/XX/2019)                                                                                                                                                                                                                                                              Eligible)    Eligible)
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3      *** (OPEN) REO Documents are missing.: Address: XXX, IA                                                                  Costs over Year 1 of XXX on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/07/XX/2019) - EV2
                                                                                                                                                COMMENT: 2022/XX/07: Provide document verification for Taxes and Insurance on Timeshare property.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, IA - EV3                                                                                                                                                      *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1
736245705 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //      2           *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45         *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45     B           B           Yes      No                   TX    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2016                                                calendar days of closing. - EV2                                                                                                                                       calendar days of closing.                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/30: Verification was not provided within the 10 business days of the note.  Previous                                                                                                                                                                                          COMMENT: 2021/XX/30: The initial escrow account disclosure was not provided within the required calendar days of closing.                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Proof of Child Age not provided.: Borrower: XXX // Employment Type: Non-       employment                                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
                                                      Employment Income / Income Type: Child Support / Start Date: 01/XX/2019 - EV3                                                                                                                                      Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                             *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  COMMENT: 2021/XX/30: Missing the signature on the affiliated business arrangement disclosure compliant.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                      11/XX/2016 - EV3                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         Copy Or Fax Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77172) - EV2                                  COMMENT: 2021/XX/30: The 10% tolerance is over the normal tolerance causing insufficient cure provided to the borrower.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                   Title - Copy Or Fax Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77172)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/30: The zero tolerance is over the normal title fax fee causing insufficient cure provided to the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/30: The zero tolerance is over the normal document preparation fee causing insufficient cure provided to the borrower.
736245704 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    12/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245703 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   NJ    11/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/11/XX/2018) - EV2                                                                                                            (3) business days prior to closing. (Initial/11/XX/2018)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Unable to locate verification of the date received.                                                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245701 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NJ    11/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245696 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property     *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property B           B           Yes      No                   MD    10/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2                                                    Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/06: Non escrowed property costs would be the HOA dues which over year 1 should be $XXX                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2022/XX/02: An additional amount of $XXX in Transfer Taxes was paid by Seller as reflected on the Seller's CD. A cure was not disclosed and evidence
                                                                                                                                                                                                                                                                         Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104) - EV2                             that a valid COC was provided to the Borrower is missing.

                                                                                                                                                                                                                                                                         *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104)
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 10/XX/2018). (Final/10/XX/2018) - EV1                                                                                               COMMENT: 2022/XX/06: Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
                                                                                                                                                                                                                                                                         *** (CANCELLED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                           *** (CANCELLED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2018). (Final/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/18: The calculated finance charge comes to $XXX. The final closing disclosure has $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CANCELLED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/02: Total amount of $XXX in seller-paid fees exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
736245698 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   KY    10/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Appraisal disclosure is missing                                                                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2021/XX/28: No evidence of early receipt was located in the file business days prior to closing. (Initial/10/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  (3) business days prior to closing. (Initial/10/XX/2018)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  COMMENT: 2021/XX/28: No evidence of early receipt was located in the file

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Cure for 10% tolerance violations in the amount of $XXX was not provided.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Cure for 0% tolerance violations in the amount of $XXX was not provided.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245699 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   PA    10/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Missing valid COC and there is no evidence of a cure provided.                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2021/XX/28: Missing valid COC and there is no evidence of a cure provided.
                                                                                                                                                                                                                                                                         Municipal Lien Certificate Fee (MLC).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77208) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77208)
                                                                                                                                                                                                                                                                         Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190) - EV2                  COMMENT: 2021/XX/28: Missing valid COC and there is no evidence of a cure provided.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for FNMA     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Homebuyer Education Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543) - EV2                           Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Missing valid COC and there is no evidence of a cure provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for FNMA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homebuyer Education Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Missing valid COC and there is no evidence of a cure provided.
736245700 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                   A           A           Yes      No                   CA    9/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                                                                                                                                                                                                                                                               HPQM         HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245697 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   TX    9/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/18: Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245694 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved   *** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in        B           B           Yes      No                   MN    8/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         license status to conduct loan origination activities. - EV2                                                                                                          approved license status to conduct loan origination activities.                                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/04: NMLS website indicates the company is inactive and does not provide it's approved dates                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018) - EV2                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2021/XX/28: Total transfer tax increased without a valid CIC or sufficient cure listed at closing
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
736245695 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      No                   AL    7/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Higher
                                                                                                                                                                                                                                                                         match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM. - EV2                                not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.                                                                                                                                                                  SHQM         Priced QM
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV2                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure                                                                                                                                                                                                                                                                                                          Eligible)
                                                                                                                                                                                                                                                                         provided on 07/XX/2018 is under-disclosed from the calculated APR of XXX% outside of 0.250% tolerance. (Final/07/XX/2018) - EV2                                       *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 07/XX/2018 is under-disclosed from the calculated APR of XXX% outside of 0.250% tolerance. (Final/07/XX/2018)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018        COMMENT: 2022/XX/07: APR on final signed CD is XXX% compared to PCCD APR of XXX%
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 08/XX/2018). (Final/07/XX/2018) - EV2                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018     are based on Closing Disclosure dated 08/XX/2018). (Final/07/XX/2018)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  COMMENT: 2022/XX/04: Finance Charge disclosed is $XXX  Calculated finance is 107,341.23, a variance of $XXX on Closing Disclosure dated 08/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2018) - EV2                                                                                           *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) based on Closing Disclosure dated 08/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/07/XX/2018) - EV2                                                                                                            of payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/04: Disclosure reflects TOP of $XXX but calculated TOP is XXX, a variance of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/07/XX/2018)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2022/XX/04: Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Higher Priced QM. - EV1                                                                                                       COMMENT: 2021/XX/28: Missing cure and valid CIC

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: Missing cure and valid CIC

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan ran through standard QM/ATR waterfall due to refer with caution AUS rating
736245693 XXX       XXX    XXX       2        2       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      No                   MD    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/27: subject property project review is missing.                                                         match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2                                    not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                      SHQM         QM
                                                      *** (OPEN) Missing Document: Rider - Other not provided - EV2                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                         (GSE/Agency
                                                                                                                                                *** (OPEN) Missing Document: Rider - Other not provided                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)
                                                      *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV2                   COMMENT: 2023/XX/30: Rider in file is not signed.                                                                        Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                *** (OPEN) Missing Document: Source of Funds/Deposit not provided                                                        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   COMMENT: 2021/XX/28: Due to Seller paid fees.  Missing valid COC and no evidence of cure provided.
                                                                                                                                                COMMENT: 2023/XX/27: File is missing the source of funds for the EMD. Please provide a complete bank                     match Due Diligence Loan Designation of Safe Harbor QM. - EV1
                                                                                                                                                statement showing the funds cleared.                                                                                                                                                                                                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Per DU, the file is missing the full review verifying the subject meets the underwriting requirements.
736245692 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   TX    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2018) - EV2                                Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: No change of circumstance on file                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2021/XX/20: No change of circumstance on file
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2
736245690 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018    B           B           Yes      No                   MN    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/20: HOI coverage is insufficient by $XXX.   Provide verification of policy with sufficient              disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3      coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.                      based on Closing Disclosure dated 06/XX/2018). (Final/06/XX/2018) - EV2                                                                                               are based on Closing Disclosure dated 06/XX/2018). (Final/06/XX/2018)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. Missing Final Itemization to determine cause of                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) underdisclosure.  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount,
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/06/XX/2018) - EV2                                                                                                            Corrected CD, and Re-open Rescission if Applicable.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/06/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: No evidence of early receipt was located in the file
736245689 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018    B           B           Yes      No                   OH    5/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018) - EV2                                                                                               are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018)                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. Per Compliance Report, Counseling Fee of $XXX was                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               not included in finance charges.  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable.
736245691 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel     *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel B           B           Yes      No                   CA    5/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               occurs prior to expected date(s). - EV2                                                                                                                               occurs prior to expected date(s).                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Right to cancel has an expiration date of 05/XX/2018 which is 3 business days from transaction date.                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                         05/XX/2018, prior to three (3) business days from transaction date of 05/XX/2018. - EV2                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     COMMENT: 2021/XX/20: No COC or cure was provided to the borrower for tolerance overages
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2
736245688 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      No                   IL    4/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency         not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency                                                                                                                                     SHQM         HPQM
                                                                                                                                                                                                                                                                         Eligible). - EV2                                                                                                                                                      Eligible).                                                                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2018 not received by borrower  COMMENT: 2021/XX/20: A lender credit of -$XXX was disclosed on3/XX/2018 LE but was removed on Final Closing Disclosure.  No cure provided at closing.
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/04/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2018 not received by
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer borrower at least four (4) business days prior to closing. (Interim/04/XX/2018)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               COMMENT: 2021/XX/20: Loan estimate redisclosed 4/XX/2018.  Closing date 4/XX/2018.  The consumer must receive the corrected Loan Estimate no later than 4 (four)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days before consummation. No evidence in loan file as to when borrower received LE.
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Transfer Tax was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, no cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: APR on final CD exceeded 5.97% threshold
736245687 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) Missing Document: Appraisal not provided                                                          2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total     B           B           Yes      No                   NJ    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                     COMMENT: 2021/XX/30: The AUS required an Appraisal based on an interior and exterior property inspection                 of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                reported on Form 1004 which is missing.                                                                                                                                                                                                                                                        COMMENT: 2021/XX/13: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                *** (OPEN) Missing Document: Credit Report not provided                                                                  Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             COMMENT: 2021/XX/13: Credit report Missing. Only page 1 provided.                                                                                                                                                                                                                              Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: No COC or cure was provided to the borrower for tolerance overages
736245685 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.      *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.  A           A           Yes      No                   CA    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                        Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient cure was provided to the borrower at Closing.                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Eligible)    Eligible)
736245686 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   VA    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Zero percent exceeded the amount of $XXX with no sufficient cure.                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245683 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   TX    2/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77166) - EV2                              Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77166)                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
736245684 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                             *** (OPEN) Missing Document: Credit Report not provided                                                      2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   CA    1/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/20: Report from origination is only one page.                                                           Disclosure provided on 01/XX/2018 disclosed N/A as Escrowed Property Costs over Year 1. (Final/01/XX/2018) - EV2                                                      Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/20: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Disclosure provided on 01/XX/2018 disclosed N/A as Non-Escrowed Property Costs over Year 1. (Final/01/XX/2018) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
736245681 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                    B           B           Yes      No                   FL    1/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736245680 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Power of Attorney (POA) not provided - EV3                                                                                                                                2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total     B           B           No       No                   FL    12/XX/2017   Purchase      Second Home XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Verified the Loan Estimate dated 12/XX/2017 for the Recording Fee and the Title Settlement fee with a balance of XXX on the loan Estimate                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer and on the Final Closing Disclosure the price increased to 1193.50 with no cure or valid change of circumstance on file                                                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Verified the transfer tax fee on the loan estimate was 846.00 and increased to 2031.50 on final Closing disclosure with no cure or valid change of circumstance
736245682 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of       *** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing       B           B           Yes      No                   NJ    12/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2017 not accurate. (Final/12/XX/2017) - EV2                                  Disclosure provided on 12/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/12/XX/2017)                                                                                                                                                                        SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Page 1 of the CD shows some homeowner's insurance is escrowed but the lender only escrowed the taxes.                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Disclosure provided on 12/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/12/XX/2017) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                         Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2017 not accurate. (Final/12/XX/2017) - EV2

                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
736245679 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                    2           *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2017 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2017 on a first lien purchase      B           B           Yes      No                   VA    11/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2017) - EV2                transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2017)                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: The final consumer's cd nor the seller's cd discloses any seller paid fees. Please provide updated cd.                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                         days of application. (Initial/10/XX/2017) - EV2                                                                                                                       *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application. (Initial/10/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Initial LE in file dated 10/XX/17 was not provided within 3 business days of application date 9/XX/17.
736245677 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, IL - EV3                             *** (OPEN) REO Documents are missing.: Address: XXX, IL                                                      1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   IL    10/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/08: Missing statement confirming escrowed T&I and mortgage insurance verification matching                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                                                                                                                premium shown on 1003.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245676 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   PA    10/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/10/XX/2017) - EV2                                                                                                            (3) business days prior to closing. (Initial/10/XX/2017)                                                                                                                                                                                                                                              HPQM         HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Unable to locate verification of the date received in the loan file.                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                         change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                                                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2021/XX/21: Transfer Tax Fee was  last disclosed as $XXX.00 on LE but disclosed as $XXX.00 on Final Closing Disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245678 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.                                                                                                                                                                        A           A           Yes      No                   IN    10/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245675 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)                                                                                                                                                                     B           B           Yes      No                   OH    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 08/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic                                                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                                                                                                                                                                                                                                         disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         violations. (Initial/08/XX/2017) - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
736245671 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   NJ    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               business days prior to closing. (Initial/08/XX/2017) - EV2                                                                                                            (3) business days prior to closing. (Initial/08/XX/2017)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: The closing disclosure provided was issued 8/XX/17, the same date as the note date.                                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   COMMENT: 2021/XX/21: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
736245674 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   NJ    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Homeownership Counseling Organizations to borrower. - EV2                                                                                                             Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
736245673 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   ND    8/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245672 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   OR    7/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                business days prior to closing. (Initial/07/XX/2017) - EV2                                                                                                            (3) business days prior to closing. (Initial/07/XX/2017)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/17: The most recent valuation is dated prior to the recent FEMA disaster.                                                                                                                                                                                                     COMMENT: 2021/XX/17: Unable to locate verification of the date received in the loan file.                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded
                                                                                                                                                COMMENT: 2021/XX/17: Mortgage Insurance is not provided.                                                                                                                                                                                                                                       for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/29: Tolerance cure provided
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Tolerance cure provided
736245670 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NC    7/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2022/XX/14: Verification of sufficient assets as required by the AUS is missing.                                match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/14: Verification of sufficient assets as required by the AUS is missing and the loan is water falling to ATR/QM standard documentation                                                                                                                                               (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, requirements.                                                                                                                                                                                                                                                                                         Eligible)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                             guarantee or insurance by the appropriate agency. - EV3
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               COMMENT: 2022/XX/14: Verification of sufficient assets as required by the AUS is missing and the loan is water falling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/06: Cure for 0% tolerance violations was not provided.  Provide a post-close CD disclosing the tolerance cure, copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245669 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                               2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   IA    6/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/21: Mortgage insurance certificate not provided                                                         business days prior to closing. (Initial/06/XX/2017) - EV2                                                                                                            (3) business days prior to closing. (Initial/06/XX/2017)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Closing Disclosure not provided to Borrower at least three business days prior to closing.                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245667 XXX       XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               2           *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment     B           B           Yes      No                   IL    4/XX/2017    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2022/XX/13: Provide current paystub                                                                             to verify two years employment history for current and/or prior employment. (XXX/9719570) - EV2                                                                       Dates to verify two years employment history for current and/or prior employment. (XXX/9719570)                                                                                                                                                                                                       QM           QM
                                                      *** (OPEN) The verification of employment is required and was not found in file.:                                                                                                                                                                                                                                                                                                        COMMENT: 2022/XX/05: Missing Employment Dates to verify two years employment history for current and/or prior employment.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      03/XX/2015 - EV3                                                                                                                                                                                                   Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590) - EV2               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/13: Attorney's fee was not on LE.  No cure provided.
736245668 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan B           B           Yes      No                   NH    4/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower                                                                                                                                                                                                                                                                                              Eligible)    Eligible)
736245660 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   WI    3/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2  Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183)                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/21: Fees tolerance overage violation without valid COC or cure.                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016) - EV2                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                         *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   COMMENT: 2022/XX/21: Fees tolerance overage violation without valid COC or cure.
                                                                                                                                                                                                                                                                         Loan Originator not NMLS licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                         Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
736245659 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               1           *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final        *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final    A           A           Yes      No                   IN    3/XX/2017    Purchase      Primary     XXX        $XXX                  Higher       Higher
                                                                                                                                                COMMENT: 2022/XX/23: Missing evidence tax lien has been satisfied                                                        Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2017) - EV1   Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2017)                                                                                                                                         Priced QM    Priced QM
                                                      *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/05: Loan Disclosures: Final Closing Disclosure provided on 03/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow
                                                      / Balance: XXX - EV2                                                                      *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX                                                                                                                                                                                       payment for the loan.
                                                                                                                                                COMMENT: 2022/XX/05: Provide evidence tax lien has been satisfied per AUS requirement
736245658 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded A           A           Yes      No                   PA    3/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                    for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/15: Cure was provided to the borrower.                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245666 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2017 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2017 on a first lien purchase      B           B           Yes      No                   GA    3/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2017) - EV2                transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/XX/2017)                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: Neither the borrower's final CD nor the seller CD contained any seller paid fees. Lender to confirm that diligence has the seller's final                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) ALTA settlement statement.                                                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/03/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: The only CD in the file was the final CD issued 3/XX/2017. Please provide all CD's issued to the borrower for further testing.
736245657 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that                                                                                                                2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      No                   CA    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      does not have a declared end date. - EV3                                                                                                                                                                           match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency         not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency                                                                                                                                     SHQM         HPQM
                                                                                                                                                                                                                                                                         Eligible). - EV2                                                                                                                                                      Eligible).                                                                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   COMMENT: 2021/XX/20: Appraisal fee was last disclosed as $XXX on the LE, but was increased to $XXX on LE dated 12/XX/2016. No valid COC was provided for this
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1                                                                                   change, nor evidence of cure at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Evidence that the lender originated this loan as a Temp HPQM loan was missing from the file.
736245655 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   CO    12/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Loan designation failure due to QM failure. This exception will be cleared when all other QM related exceptions are cleared.                                                                                                                                                     (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09418% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09418%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09418% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09418%).
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/22: Diligence is unable to determine at initial review what the eligible exclusion is, if any, of bona fide points. There are varying amounts
                                                                                                                                                                                                                                                                         Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                    between the compliance report and Discount Point Fee Disclosure for the undiscounted interest rate price. Neither document would arrive at the industry standard of .25% reduction for each discount point paid. Please provide the breakdown of the starting adjusted rate and the starting adjusted rate price for further review.
736245665 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                   *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                            2           *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2016 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2016 on a first lien purchase      B           B           Yes      No                   UT    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/23: Missing Hazard policy.                                                                              transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2016) - EV2                transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2016)                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Final CD did not contain any seller paid fees.                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/12/XX/2016) - EV2                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/12/XX/2016)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   COMMENT: 2021/XX/22: Final CD dated 12/XX/2019 was closing dated 12/XX/2016.
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     COMMENT: 2021/XX/22: Credit Report Fee was last disclosed as $XXXon LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing lender credit 2.25..

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Appraisal Fee Fee was  last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for
                                                                                                                                                                                                                                                                                                                                                                                                                                               this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245656 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2016 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2016 on a first lien purchase      B           B           Yes      No                   IN    11/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/05: HOI coverage is insufficient by $XXX.   Provide verification of policy with sufficient              transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2016) - EV2                transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2016)                                                                                                                                                      SHQM         SHQM
                                                                                                                                                coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.                                                                                                                                                                                            COMMENT: 2022/XX/05: Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245652 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   MI    10/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/22: HOI coverage is insufficient by $XXX   Provide verification of policy with sufficient               business days prior to closing. (Final/10/XX/2016) - EV2                                                                                                              (3) business days prior to closing. (Final/10/XX/2016)                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.                                                                                                                                                                                            COMMENT: 2021/XX/23: Closing Disclosure not provided to Borrowers at least three (3) business days prior to closing.                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245654 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   OK    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               business days prior to closing. (Initial/10/XX/2016) - EV2                                                                                                            (3) business days prior to closing. (Initial/10/XX/2016)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: Verification of earlier borrower receipt of the initial CD was missing from the file.                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
736245664 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   PA    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               business days prior to closing. (Final/10/XX/2016) - EV2                                                                                                              (3) business days prior to closing. (Final/10/XX/2016)                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2021/XX/23: Missing a valid Change of Circumstance.  No evidence of cure provided.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM. - EV1                                                                                                         COMMENT: 2021/XX/23: Missing a valid Change of Circumstance.  No evidence of cure provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/02: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
736245653 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   TX    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2016) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2016)                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2022/XX/21: The borrower did not sign acknowledgement at closing stating they received a copy of the appraisal.                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application. (Initial/09/XX/2016)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business    COMMENT: 2022/XX/21: No evidence of early receipt was located in the file days of application. (Initial/09/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
                                                                                                                                                                                                                                                                         provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)  (Interim/10/XX/2016)
                                                                                                                                                                                                                                                                         - EV2                                                                                                                                                                 COMMENT: 2022/XX/21: No evidence of early receipt was located in the file

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower  *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/10/XX/2016) - EV2                                                                                          borrower at least four (4) business days prior to closing. (Interim/10/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/21: No evidence of early receipt was located in the file
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                         Title Update.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77225) - EV2                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Title Update.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77225)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2022/XX/21: No COC or cure was provided to the borrower for tolerance overages
                                                                                                                                                                                                                                                                         Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183)
                                                                                                                                                                                                                                                                         Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77188) - EV2                              COMMENT: 2022/XX/21: No COC or cure was provided to the borrower for tolerance overages

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77188)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/21: Tax Certificate fee was added to closing disclosure without being disclosed on final LE. Missing COC or sufficient cure.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/21: Appraisal fee increased without a valid COC or sufficient cure. Please provide post closing cd with cure and/or letter of explanation.
736245650 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                   A           A           Yes      No                   IN    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245648 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CO    9/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245651 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of   B           B           Yes      No                   TX    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Homeownership Counseling Organizations to borrower. - EV2                                                                                                             Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: The file was missing a copy of the List of Homeownership Counseling Organizations.                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
736245649 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   B           B           Yes      No                   MI    9/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency         not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency                                                                                                                                     SHQM         HPQM
                                                                                                                                                                                                                                                                         Eligible). - EV2                                                                                                                                                      Eligible).                                                                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2016) -   *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: File is missing evidence the borrower was provided and received a copy of the appraisal at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan is failing QM points and fees testing.  Please provided the undiscounted rate and undiscounted price to determine if any discount points paid by the borrower may be excluded from testing
736245647 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to                                                                                                                                                                        B           B           Yes      No                   UT    7/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2016) -                                                                                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245646 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   NC    6/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/04: Fee increased without a valid change of circumstance or cure.                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                         HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215) - EV2                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/04: Fee increased without a valid change of circumstance or cure.
736245645 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   MD    6/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/14: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245644 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2021 not received by       B           B           Yes      No                   CT    3/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2021)  borrower at least four (4) business days prior to closing. (Interim/03/XX/2021)                                                                                                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                                                                                         - EV2                                                                                                                                                                 COMMENT: 2021/XX/22: .                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2021) - EV2
736245643 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   MI    2/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: No COC or cure was provided to the borrower for tolerance overages                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245639 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 07/XX/2014 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 MD    12/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
736245642 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   GA    11/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245641 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3      *** (OPEN) Credit Report Error: Months Reported  was not provided: Credit Report: Original // Liability      2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal     B           B           Yes      No                   NC    12/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                Type: Installment / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:              Disclosure within 3 days of the loan application date. - EV2                                                                                                          Disclosure within 3 days of the loan application date.                                                                                                                                                                                                                                                SHQM         SHQM
                                                      *** (OPEN) Credit Report Error: Months Reported  was not provided: Credit Report:         Student Loans / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:                                                                                                                                                                                        COMMENT: 2021/XX/14: The consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      Original // Liability Type: Installment / Current Balance: $XXX / Line Limit: <empty>,    Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                      Credit Report: Original // Liability Type: Student Loans / Current Balance: $XXX / Line   Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:                      provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                      Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance:   Installment / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:                                                                                                                                                                                          Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                      $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving /        Revolving / Current Balance: $XXX / Line Limit: <empty>                                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank    COMMENT: 2021/XX/14: Homeownership Counseling List Timing
                                                      Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type:   COMMENT: 2021/XX/14: File doesn't contain full credit report.                                                            2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2
                                                      Installment / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original //                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                      Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty> - EV2                                                                                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) (3) business days prior to closing. (Initial/11/XX/2015)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/11/XX/2015) - EV2                                                                                                            COMMENT: 2021/XX/14: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business    *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                         days of application. (Initial/10/XX/2015) - EV2                                                                                                                       business days of application. (Initial/10/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/14: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580) - EV1
736245640 XXX       XXX    XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //      2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide   B           B           Yes      Yes       Final HUD1 CA    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015 - EV3           Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015                                                "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.                                                                                                                                                      SHQM         SHQM
                                                                                                                                                COMMENT: 2022/XX/04: Self employed third party verification not provided.                                                                                                                                                                                                                      COMMENT: 2022/XX/04: Right to Receive a copy of Appraisal was signed by borrowers on 08/XX/2015, then valuation supplied to borrowers at closing on 11/XX/2015                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                             *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      01/XX/2015 - EV3
736245638 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                             *** (OPEN) Missing Document: Credit Report not provided                                                      2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day            B           B           Yes      Yes       Final HUD1 PA    10/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2021/XX/10: File only contains 1 page for the credit report dated 09/XX/2015. Upon receipt of the               for estimate of charges and terms for all other settlement charges. - EV2                                                                                             availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                complete credit report with all pages, additional conditions may apply.                                                                                                                                                                                                                        COMMENT: 2021/XX/13: Initial GFE dated 09/XX/2015 Important Dates Section, Other Settlement Charges Good Through Date is 09/XX/2015, which is less than the 10                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       business days required.                                                                                                                                                                                                                                                                               Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                     *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Final GFE disclosed a payment of $XXX. Note verifies the payment is $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Final GFE disclosed a loan amount of $XXX. Note verifies the loan amount is $XXX.
736245637 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide   B           B           Yes      Yes       Final HUD1 AZ    10/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Right to receive copy of appraisal is in file.                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         $XXX in the amount of $XXX. - EV1
736245634 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:       B           B           Yes      Yes       Final HUD1 WA    10/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                   HPQM         HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Disclosure provided was dated 10/XX/15, the same date as the note date.                                                                                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245636 XXX       XXX    XXX       3        3       *** (OPEN) Valuation Error: Comparable(s) photos are missing or not legible.: Valuation   *** (OPEN) Valuation Error: Comparable(s) photos are missing or not legible.: Valuation Type: Appraisal /    2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      Yes       Final HUD1 AK    9/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Type: Appraisal / Valuation Report Date: 09/XX/2015 - EV3                                 Valuation Report Date: 09/XX/2015                                                                                        Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/23: Comparable photos are not legible due to blurriness of the photos.                                                                                                                                                                                                        COMMENT: 2021/XX/23: Unable to determine Initial Rate Lock Date due to missing Rate Lock Documentation.                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Valuation Error: Subject photos are missing or not legible.: Valuation Type:                                                                                                                            *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                      Appraisal / Valuation Report Date: 09/XX/2015 - EV3                                       *** (OPEN) Valuation Error: Subject photos are missing or not legible.: Valuation Type: Appraisal /                                                                                                                                                                                            *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                Valuation Report Date: 09/XX/2015                                                                                        *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                COMMENT: 2021/XX/23: Evidence of receipt by borrower was not provided.
                                                                                                                                                COMMENT: 2021/XX/23: Subject Photos are not legible due to the blurriness of the photos.
                                                                                                                                                                                                                                                                         *** (CANCELLED) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% *** (CANCELLED) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                         outside of 0.125% tolerance. - EV1                                                                                                                                    XXX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/02: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                         *** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         $XXX in the amount of $XXX. - EV1
736245632 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 TX    6/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                                                                                                                                              Transaction Date used to determine rate used for testing. - EV2                                                                                                       insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Page 2 of the final Hud reflects only taxes being collected for escrows, the final Til reflects taxes and insurance in escrow payment.                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                            *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                         insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on COMMENT: 2021/XX/27: Page 2 of the final Hud reflects only taxes being collected for escrows, the final Til reflects taxes and insurance in escrow payment.
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                COMMENT: 2021/XX/27: The finance charges include daily interest amount of $XXX which was not disclosed on the HUD1.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245633 XXX       XXX    XXX       2        2       *** (OPEN) Reported liability reflects the borrower as an Authorized User.  This debt has                                                                                                              2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 VA    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      been excluded from QM qualification.: Credit Report: Original // Liability Type: 30 day                                                                                                                            for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                      (E.g. AmEx) / Current Balance: $XXX / Line Limit: $XXX - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245663 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MA    5/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                                                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736245631 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      Yes       Final HUD1 WI    4/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2022/XX/28: File only contains the first page of the credit report dated 03/XX/2015. Upon receipt               match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      of the complete credit report with all pages as required by DU Condition #23, additional conditions may                                                                                                                                                                                        COMMENT: 2022/XX/28: Subject loan does not meet the requirements of Temporary SHQM (GSE/Agency Eligible) due missing the complete credit report with all pages.                                                                                                                                       (GSE/Agency
                                                                                                                                                apply.                                                                                                                   *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9723219) - EV3                                                                                                                                                                                                                                                                                                                                         Eligible)
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                            *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9723219)
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2022/XX/28: Due to missing the full credit report as required by DU, the subject loan is being tested under Safe Harbor QM. File is missing Verbal VOE's
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3      COMMENT: 2021/XX/27: File is missing the borrower's 2014 prior year W-2, as required by DU Condition #12.                Transaction Date used to determine rate used for testing. - EV2                                                                                                       for the borrower's prior employment to verify a 2-year work history as required by Appendix Q.

                                                                                                                                                *** (OPEN) Missing Document: Credit Report not provided                                                                  *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                                                                                                                COMMENT: 2021/XX/27: File only contains the first page of the credit report dated 03/XX/2015. Upon receipt               for estimate of charges and terms for all other settlement charges. - EV2                                                                                             and Transaction Date used to determine rate used for testing.
                                                                                                                                                of the complete credit report with all pages, additional conditions may apply.                                                                                                                                                                                                                 COMMENT: 2022/XX/28: File is missing proof of the Rate Lock date. Worst case scenario between the creditor application date and the transaction date has been
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed    used to determine the rate used for testing.
                                                                                                                                                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           GFE. - EV2
                                                                                                                                                COMMENT: 2021/XX/27: Missing evidence that Mortgage insurance coverage of at least 16% with an MI loan-level                                                                                                                                                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day
                                                                                                                                                price adjustment or obtain mortgage insurance coverage of 30% was obtained as required by DU Condition #12.              *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of  availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                Upon receipt of the missing Mortgage Insurance Certificate, additional conditions may apply.                             Application Date. - EV2                                                                                                                                               COMMENT: 2021/XX/27: Initial GFE dated 04/XX/2015 Important Dates Section, Other Settlement Charges Good Through Date is 04/XX/2015, which is less than the 10 business days required.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  disclosed GFE.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  COMMENT: 2022/XX/28: Final GFE disclosed $XXX in Transfer Taxes in Box 8 however, the Transfer Taxes were not disclosed in the GFE Comparison Column on page 3 of the Final HUD-1.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor  COMMENT: 2021/XX/27: Earliest Initial GFE in the file is dated 04/XX/2015, which is not within 3 business days of the application date of 03/XX/2015.
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within    COMMENT: 2021/XX/27: File is missing proof the borrower received the HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                         three (3) business days of the creditor application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Earliest Affiliated Business Arrangement Disclosure in the file is dated 04/XX/2015, which is not within 3 business days of the application date of 03/XX/2015.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Earliest List of Homeownership Counseling Organizations in the file is dated 04/XX/2015, which is not within 3 business days of the application date of 03/XX/2015.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Earliest Servicing Disclosure Statement in the file is dated 04/XX/2015, which is not within 3 business days of the application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2015.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Earliest Initial TIL in the file is dated 04/XX/2015, which is not within 3 business days of the application date of 03/XX/2015.
736245630 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, NM - EV3                                                                                                                                          2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day            B           B           Yes      Yes       Final HUD1 NM    1/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: Estimate available through date is 12/XX/2014.                                                                                                                                                                                                                                   (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor  COMMENT: 2022/XX/03: The Affiliated Business Disclosure provided at application was not signed by the borrower.
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: The Servicing Disclosure was provided to the borrower at the time of application.
736245629 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to  B           B           Yes      Yes       Final HUD1 AL    11/XX/2014   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2014) - EV2                                the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2014)                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/10: No evidence of early receipt was located in the file                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   COMMENT: 2021/XX/16: Initial GFE dated 10/XX/2014 Important Dates Section, Other Settlement Charges Good Through Date is 10/XX/2014, which is less than the 10
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             business days required.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: File is missing proof the borrowers received the HUD Settlement Cost Booklet.
736245662 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide   B           B           Yes      Yes       Final HUD1 IL    7/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       COMMENT: 2022/XX/05: The right to receive an appraisal disclosure was only provided to the borrowers at closing on 07/XX/2014.                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                        of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: The TIL itemization did not disclose a prep fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         $XXX in the amount of $XXX. - EV1
736245628 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014):          B           B           Yes      Yes       Final HUD1 NC    6/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Loan Originator not NMLS licensed or registered at time of application. - EV2                                                                                         Individual Loan Originator not NMLS licensed or registered at time of application.                                                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: NMLS website verifies the subject Loan Originator was not licensed to represent the subject lender in the State of NC. In addition, the Loan                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   Originator was licensed in NC from 02/XX/2017 to 03/XX/2019 which is after the application date of 05/XX/2014 through closing on 06/XX/2014.                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: Initial GFE dated 05/XX/2014 Important Dates Section, Other Settlement Charges Good Through Date is 06/XX/2014, which is less than the 10
                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved  business days required.
                                                                                                                                                                                                                                                                         license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved   COMMENT: 2021/XX/27: Final GFE disclosed a payment of $XXX (including mortgage insurance). Note and mortgage insurance certificate verify the total payment is
                                                                                                                                                                                                                                                                         license status to conduct loan origination activities. - EV2                                                                                                          $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: NMLS website verifies the subject Loan Originator was not licensed to represent the subject lender in the State of NC. In addition, the Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Originator was licensed in NC from 02/XX/2017 to 03/XX/2019 which is after the application date of 05/XX/2014 through closing on 06/XX/2014.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: NMLS website verifies the subject Loan Origination Company's Federal NMLS ID is Inactive. File is missing documentation to verify the Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Origination Company was federally licensed in the subject State of NC at the time of application through closing.
736245627 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                         B           B           Yes      Yes       Final HUD1 MI    5/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2021/XX/16: The GFE used for testing does not appear to be the final GFE.  GFE used for testing noted the payment of P&I with any mortgage insurance to                                                                                                                                      SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/16: The subject property is located in a FEMA Disaster area post-close.  A post-disaster                                                                                                                                                                                      be $XXX and the HUD noted the payment as $XXX.                                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      inspection verifying there was no damage to the subject property is required.                                            *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor  Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                COMMENT: 2021/XX/17: A 4506 for the most current year not provided.                                                      did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2                                                      COMMENT: 2021/XX/16: Creditor provide Servicing Disclosure Statement to applicant within three (3) business days of application.
736245626 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Missing Document: AUS not provided                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day            B           B           Yes      Yes       Final HUD1 TX    5/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2022/XX/08: File is missing the DU Findings with Casefile ID #XXX as reflected on the Loan                      for estimate of charges and terms for all other settlement charges. - EV2                                                                                             availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                Evaluation Results approval. Upon receipt of the missing DU Findings, additional conditions may apply.                                                                                                                                                                                         COMMENT: 2021/XX/16: Initial GFE dated 01/XX/2014 Important Dates Section, Other Settlement Charges Good Through Date is 02/XX/2014, which is less than the 10                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      business days required.                                                                                                                                                                                                                                                                               Eligible)    Eligible)
736245702 XXX       XXX    XXX       2        2       *** (OPEN) The verification of employment is not within 10 business days of the Note.:    *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //      2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   A           B           Yes      No                   KS    11/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2012                                                match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency         not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency                                                                                                                                     SHQM         HPQM
                                                      11/XX/2012 - EV2                                                                          COMMENT: 2023/XX/27: VVOE dated 10 days prior to Note date 11/XX/2018 not provided.                                      Eligible). - EV2                                                                                                                                                      Eligible).                                                                                                                                                                                                                                                                                            (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan designation was restated by client.                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Loan Designation:  Temporary SHQM
736245635 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    9/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -                                                                                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
736245625 XXX       XXX    XXX       3        3       *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX                                                                                                               2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 NY    3/XX/2014    Purchase      Second Home XXX        $XXX                  Temporary    Temporary
                                                      // Account Type: Savings / Account Number: XXX - EV3                                                                                                                                                               in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/18: Verified the HUD-1 and the Finance charge of XXX is under disclosed from the calculated Finance charge of XXX due to a sewer fee that was                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  not included  in the amount of XXX paid by a third party .                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                         EV2
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      *** (OPEN) Taxes: Subject property taxes not documented - EV3

                                                      *** (OPEN) Valuation Error: Comparable(s) photos are missing or not legible.: Valuation
                                                      Type: Appraisal / Valuation Report Date: 01/XX/2014 - EV3

                                                      *** (OPEN) Valuation Error: Subject photos are missing or not legible.: Valuation Type:
                                                      Appraisal / Valuation Report Date: 01/XX/2014 - EV3

                                                      *** (OPEN) Flood Certificate Error: Certificate Number was not provided. - EV2
736245624 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Combined High loan to value discrepancy. - EV3                   *** (OPEN) AUS Findings: Combined High loan to value discrepancy.                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      Yes       Final HUD1 CA    2/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2022/XX/18: The appraised value provided does not support the Value used by Lender on AUS.                      match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3                                                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/18: QM designation fail as missing year to date P&L and balance sheet.                                                                                                                                                                                                               (GSE/Agency
                                                                                                                                                *** (OPEN) AUS Findings: Combined loan to value discrepancy.                                                             *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole                                                                                                                                                                                                                                                                                                                     Eligible)
                                                      *** (OPEN) AUS Findings: Loan to value discrepancy. - EV3                                 COMMENT: 2022/XX/18: The appraised value provided does not support the Value used by Lender on AUS.                      Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                                                                                                                                                                                               Proprietorship). (XXX XXX/Schedule C)
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) AUS Findings: Loan to value discrepancy.                                                                      *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive COMMENT: 2022/XX/18: QM designation fail as missing year to date P&L and balance sheet.
                                                                                                                                                COMMENT: 2022/XX/18: The appraised value provided does not support the Value used by Lender on AUS.                      a Copy" appraisal disclosure to consumer. - EV2
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge
                                                      the most recent FEMA disaster. - EV3                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   of $XXX in the amount of $XXX.
                                                                                                                                                COMMENT: 2022/XX/18: Per XXX AUS, assets were required but not provided in loan file.                                    for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2022/XX/03: Based on the itemization of amount financed, the lender did not include the tax service fee in the prepaid finance charges.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3
                                                                                                                                                *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             COMMENT: 2022/XX/18: Insurance coverage insufficient by $XXX and no replacement cost estimator was provided.             Affiliated Business Arrangement Disclosure. - EV2

                                                      *** (OPEN) Missing Document: Tax Certificate not provided - EV3                           *** (OPEN) Missing Document: Credit Report not provided                                                                  *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                COMMENT: 2022/XX/18: Credit report is missing from file.                                                                 $XXX in the amount of $XXX. - EV1

                                                                                                                                                *** (OPEN) Missing Document: Tax Certificate not provided
                                                                                                                                                COMMENT: 2022/XX/18: Prelim used for title amount, missing origination tax cert.
736245732 XXX       XXX    XXX       3        3       *** (OPEN) The file contains inconsistent or conflicting information. The documentation   *** (OPEN) The file contains inconsistent or conflicting information. The documentation and issue in         3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                                                                                                                                              D           D                    No                   NJ    7/XX/2021    Refinance     Investment  XXX        $XXX                  N/A
                                                      and issue in question is/are as follows: - EV3                                            question is/are as follows:
                                                                                                                                                COMMENT: 2022/XX/02: The loan is a business purpose loan which is out of scope.
736245157 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence     *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence C           C           Yes      No                   FL    2/XX/2021    Refinance     Primary     XXX        $XXX                  VA Safe      ATR Fail
                                                                                                                                                                                                                                                                         Loan Designation of ATR Fail. - EV3                                                                                                                                   Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                         Harbor QM
                                                      *** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA -                                                                                                                                                                                                                                                                                                    COMMENT: 2022/XX/05: There are no guidelines for this deal file and the loan was not approved using any type of underwriting system.
                                                      Lender Loan Quality Certification (Government Documents) - EV3                                                                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      *** (OPEN) VA - Veteran's Statement - Final is missing.: Disclosure: VA - Veteran's                                                                                                                                                                                                                                                                                                      qualifying total debt ratio.
                                                      Statement - Final (Government Documents) - EV3                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using        COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                                                        requirements.
                                                      *** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's
                                                      Statement - Initial (Government Documents) - EV3                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly  *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                                                                                                                                                                                                                                         amount was provided to demonstrate ability to repay. - EV3                                                                                                            reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub,  requirements.
                                                                                                                                                                                                                                                                         LES, ETS or WVOE. (XXX XXX/Wages) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 666, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3                  COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                         Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         *** (OPEN) VA Unverified Income IRRRL Fail Test: Unable to determine compliance with VA QM unverified income IRRRL requirements due to missing information. - EV3     requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3 *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 666, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                       requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 01/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         violations. (Initial/01/XX/2021) - EV2                                                                                                                                requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan with unverified income contains cash out at
                                                                                                                                                                                                                                                                         closing less than $XXX. - EV2                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application. Initial Loan Estimate dated 01/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Loan is a no income VA IRRRL.  Required VA disclosures are missing and the loan is water falling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Fee was disclosed on LE as $XXX      and on Closing Disclosure as $XXX.     File does not contain a valid Change of Circumstance for the fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include  $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent it the Borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) - This IRRRL loan with unverified income contains cash out at closing less than $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: The Borrower received $XXX cash at closing.
736245727 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) REO Documents are missing.: Address: XXX, MT                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 CA    9/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/23: Provide statement to verify PITI. If tax and insurance are not escrowed, provide                    Transaction Date used to determine rate used for testing. - EV2                                                                                                       insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                         SHQM         SHQM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, MT - EV3                             evidence of tax and insurance premium.                                                                                                                                                                                                                                                         COMMENT: 2022/XX/23: The Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan due to calculation of 1.25%                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       (CA prop) used in review versus $XXX per year used by lender.                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                         insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2                                                                                             COMMENT: 2022/XX/23: The Final TIL does not match the total payment amount due to calculation of 1.25% (CA prop) used in review for annual taxes versus $XXX per year used by lender.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2015) -   *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/23: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer within 3 days of initial application date.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245468 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   GA    2/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    HUD Safe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)
736245559 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   MI    2/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                COMMENT: 2021/XX/09: The subject property is located in a FEMA Disaster area post-close.  The declared end                                                                                                                                                                                     COMMENT: 2021/XX/16: Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                date for the disaster is XX/XX/XXXX  A post-disaster inspection verifying there was no damage to the subject             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                property is required                                                                                                     Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Loan Discount Points were last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245714 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to  B           B           Yes      No                   DC    6/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2017) - EV2                                the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2017)                                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/09: Borrower received the appraisal via e-mail for review after the effective date but before the signature date.                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017        COMMENT: 2022/XX/09: NMLS was provided.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 07/XX/2017). (Final/06/XX/2017) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2017). (Final/06/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/09: Finance charge is $XXX variance of -$XXX.
736245713 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:    3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   FL    4/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                      the most recent FEMA disaster. - EV3                                                      Checking / Account Number: XXX                                                                                           match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                COMMENT: 2022/XX/09: Additional bank statement needed to verify asset account.                                                                                                                                                                                                                 COMMENT: 2022/XX/09: Loan is designated a Safe Harbor QM loan.                                                                                                                                                                                                                                        (GSE/Agency
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX                                                                                                                           *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.75717% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                      // Account Type: Checking / Account Number: XXX - EV3                                                                                                                                                              of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .75717%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.75717% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                             or .75717%).
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2022/XX/09: QM Points and Fees threshold exceeded by .75717%.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         - EV2                                                                                                                                                                 COMMENT: 2022/XX/09: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX without sufficient cure provided to the borrower.

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
736245726 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of   B           B           Yes      Yes       Final HUD1 IN    3/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/24: HOI Policy coverage amount is insufficient. Replacement cost estimator was not located                                                                                                                                                                                    Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                in the file and the replacement cost on the valuation is $XXX.                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   COMMENT: 2022/XX/24: List of Homeownership Counseling Organizations is not located in the file.                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
736245728 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NH    5/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                     SHQM
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX,                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/23: Due to Points and Fees failure.                                                                                                                                                                                                                                                  (GSE/Agency
                                                      Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                     *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline                                                                                                                                                                                                                                                                                                              Eligible)
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub,  COMMENT: 2022/XX/23: Due to Points and Fees failure.
                                                                                                                                                                                                                                                                         LES, ETS or WVOE. (XXX XXX/Wages) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.75507% is in excess of the allowable maximum of  3.00000%   Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .75507%). - COMMENT: 2022/XX/23: Due to Points and Fees failure.
                                                                                                                                                                                                                                                                         EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.75507% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                               3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .75507%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/23: Points and Fees exceed maximum allowable.
736245729 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   CA    2/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                                                                                                                COMMENT: 2021/XX/15: Bank statements not  provided.                                                                      match Due Diligence Loan Designation of ATR Fail. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                                                     SHQM
                                                      *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                                                                                                                                                                                                                                                                                                                        COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation                                                                                                                                                                           (GSE/Agency
                                                                                                                                                *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                              *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using                                                                                                                                                                                                                                                                                                              Eligible)
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      COMMENT: 2021/XX/15: Bank Statements not provided.                                                                       reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                                                        *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub,  COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation
                                                                                                                                                COMMENT: 2021/XX/15: Bank statements not  provided.                                                                      LES, ETS or WVOE. (XXX XXX/Wages) - EV3
                                                      *** (OPEN) Borrower has been on current job less than 2 years, and prior employment                                                                                                                                                                                                                                                                                                      *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                      history was not documented as required.: Borrower: XXX // Employment Type: Employment /   *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not                      *** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in     Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      Income Type: Wages / Start Date: 04/XX/2017 - EV3                                         documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                 writing. (XXX XXX/Bonus) - EV3                                                                                                                                        COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation
                                                                                                                                                04/XX/2017
                                                      *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // COMMENT: 2021/XX/09: Prior employment history was not documented as required.                                            *** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3                                                                                                                                    XXX/Bonus) - EV3                                                                                                                                                      purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                *** (OPEN) Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type:                                                                                                                                                                                      COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation
                                                      *** (OPEN) Excessive site value noted on appraisal without appraiser comments to justify: Appraisal / Valuation Report Date: 01/XX/2019                                                                            *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when
                                                      Valuation Type: Appraisal / Valuation Report Date: 01/XX/2019 - EV3                       COMMENT: 2021/XX/09: Appraiser did comment on site value.                                                                calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3                                                                                                  *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9101025)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,
                                                                                                                                                COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing                   guarantee or insurance by the appropriate agency. - EV3                                                                                                               *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               income documentation                                                                                                                                                                                                                                                                           COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9101025) - EV3
                                                      *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3             *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                                                                                                                COMMENT: 2021/XX/18: The VOE, paystubs, and W2s are missing.                                                             *** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to         and Transaction Date used to determine rate used for testing.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3                        COMMENT: 2021/XX/09: Rate lock document is missing.
                                                                                                                                                *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX //
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3       Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015                                                *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3 *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                COMMENT: 2021/XX/15: Income documents not provided.                                                                                                                                                                                                                                            Disclosure.
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                             *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2021/XX/09: The Right to Receive a copy of the appraisal was not provided in the file.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    Transaction Date used to determine rate used for testing. - EV2
                                                      04/XX/2017 - EV3                                                                                                                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2021/XX/09: Initial 1003 is actually on file but it wasn't signed by Loan Originator/Borrower.
                                                      *** (OPEN) The verification of employment is required and was not found in file.:                                                                                                                                  copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45
                                                      06/XX/2015 - EV3                                                                                                                                                                                                   *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         calendar days of closing.
                                                                                                                                                                                                                                                                         Disclosure. - EV2                                                                                                                                                     COMMENT: 2021/XX/18: The initial escrow account statement was provided on 5/XX/2019.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                      04/XX/2017 - EV3                                                                                                                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                         calendar days of closing. - EV2                                                                                                                                       COMMENT: 2021/XX/09: The loan estimate was not provided in the file.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2
736245733 XXX       XXX    XXX       3                *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) (Missing Data) Missing Contract Price Data: Contract Sales Price not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D           Yes      No        Missing    TN    8/XX/2014    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      Documents) - EV3                                                                          COMMENT: 2023/XX/15: An Approval reflecting asset requirements is missing.  Asset verification documents are             EV3                                                                                                                                                                   COMMENT: 2023/XX/15: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial
                                                                                                                                                also missing.                                                                                                                                                                                                                                                                                  1003 or final 1003, an Approval, AUS or 1008, HUD or Closing Disclosure(s) and Loan Estimate(s), income and asset documentation, Note, Security Instrument, and
                                                      *** (OPEN) Asset documentation requirements not met. - EV3                                                                                                                                                         *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            Title Insurance.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      COMMENT: 2023/XX/15: Unable to determine all conditions due to missing Approval and Guidelines.                          *** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information. - EV3              *** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/15: Unable to determine adherence to Appendix Q due to missing credit report.
                                                      *** (OPEN) Builder's Certification is missing.: Disclosure: FHA - Builder's Certification *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      of Plans, Specifications & Site (92541) (Government Documents) - EV3                      COMMENT: 2023/XX/15: An Approval was not provided reflecting income requirements.                                        qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
                                                      *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government *** (OPEN) Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty>                                   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-  COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.
                                                      Documents) - EV3                                                                          COMMENT: 2023/XX/15: Unable to determine value.  Missing approval and guidelines to determine if Appraisal               party records. - EV3
                                                                                                                                                is required or PIW approved.                                                                                                                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      *** (OPEN) Case # Assignment does not indicate "All borrowers passed SSN validation". -                                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly  monthly amount was provided to demonstrate ability to repay.
                                                      EV3                                                                                                                                                                                                                amount was provided to demonstrate ability to repay. - EV3                                                                                                            COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.

                                                      *** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is                                                                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value                                                                                                                                 the loan is at ATR risk. - EV3                                                                                                                                        components, the loan is at ATR risk.
                                                      (92800.5B) (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                 missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV3                                *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan   COMMENT: 2023/XX/15: Unable to calculate DTI due to missing Approval, income, asset and credit verification documents.
                                                      *** (OPEN) FHA requires executed 4506 form, and was not found in file.: Borrower: XXX -                                                                                                                            qualification. - EV3
                                                      EV3                                                                                                                                                                                                                                                                                                                                                                                      *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in
                                                                                                                                                                                                                                                                         *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   loan qualification.
                                                      *** (OPEN) FHA requires executed 4506 form, and was not found in file.: Borrower: XXX -                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.
                                                      EV3                                                                                                                                                                                                                *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                      *** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/15: An originator loan designation was not provided.
                                                      to the Loan Application 92900-A (Government Documents) - EV3                                                                                                                                                       *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3                                                                                                                *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                      *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.
                                                      evidence of insurance. - EV3                                                                                                                                                                                       *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

                                                      *** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA -                                                                                                                                  *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                      Important Notice to Homebuyer (92900-B) (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                        the consumers outstanding liabilities. (XXX/12210262) - EV3

                                                      *** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD                                                                                                                                 *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence
                                                      Addendum to the Loan Application 92900-A (Government Documents) - EV3                                                                                                                                              the consumers outstanding liabilities. (XXX/12208616) - EV3

                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3                                                                                                                              Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              a Copy" appraisal disclosure to consumer. - EV2

                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                      *** (OPEN) Missing Document: Stated not provided - EV3                                                                                                                                                             *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2014 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees
                                                      *** (OPEN) Missing Document: Verification of Identification not provided - EV3                                                                                                                                     were used in testing. - EV2

                                                      *** (OPEN) Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> -                                                                                                                           *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing
                                                      EV3                                                                                                                                                                                                                requirements due to missing evidence of initial loan application date. - EV2

                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. -                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be
                                                      EV3                                                                                                                                                                                                                impacted. - EV2

                                                      *** (OPEN) Purchase contract date not provided. - EV3                                                                                                                                                              *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2
                                                      *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate
                                                      Certification (Government Documents) - EV3                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                      *** (OPEN) Unable to test for FHA Minimum Required Investment due to missing the final                                                                                                                             *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      HUD-1. However, it is noted the current documented assets in file are not sufficient to
                                                      meet the FHA Minimum Required Investment. - EV3                                                                                                                                                                    *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245852 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   MN    12/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2023/XX/07: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.             match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                   match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                         SHQM         HPQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              There are no POC fees reflected on the Final Closing Disclosure.                                                                                                                                                                                                                               COMMENT: 2023/XX/07: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum,                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2015 on a first lien purchase          causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                    Eligible)    Eligible)
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2015) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2015 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/07: Seller paid fees disclosed on the Borrower's CD are $XXX.  The Seller paid fees on the Seller's CD are $XXX.
736245853 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    12/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245854 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   TX    8/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                   match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                         SHQM         HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/15: The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible).  However, the Due Diligence Loan Designation is Temporary HPQM                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  (GSE/Agency Eligible)due to the following issue(s): APR of 5.809% exceeds HPML threshold of 5.2900%.                                                                                                                                                                                                  Eligible)    Eligible)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/15: Appraisal sent on 08/XX/2019.  Default receipt date is 08/XX/2019, which is less than 3 business days prior to Note date (08/XX/2019).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's acknowledgment of receipt not provided.
736245739 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Interest rate discrepancy. - EV3                                                                                                                                              2           *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a    *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains  B           B           Yes      No                   KY    9/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         change in loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2                                                 a change in loan product and was not received by borrower at least three (3) business days prior to consummation.                                                                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: Evidence that a corrected CD was provided to the Borrower within three days prior to closing is missing.                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
736245872 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of       *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   B           B           Yes      No                   CT    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2018 not accurate. (Final/02/XX/2018) - EV2                                  Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2018 not accurate. (Final/02/XX/2018)                                                                                                                                                                        SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/27: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners                                                                                                                                          (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               insurance ($XXX) total are $XXX per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
736245875 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   LA    9/XX/2018    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2024/XX/12: Appraisal document is missing.                                                                      Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         QM           QM
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/12: Initial Rate Lock is missing.
                                                      been inspected. - EV3                                                                     *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                COMMENT: 2024/XX/12: The subject property is located in a FEMA disaster area. A post disaster inspection                 Homeownership Counseling Organizations to borrower. - EV2                                                                                                             *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                 verifying there was no damage to the subject property is required.                                                                                                                                                                                                                             Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018        COMMENT: 2024/XX/12: List of Homeownership Counseling is missing.
                                                                                                                                                *** (OPEN) Missing Document: Appraisal not provided                                                                      disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is
                                                                                                                                                COMMENT: 2024/XX/12: Appraisal is missing.                                                                               under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018) - EV2                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  are based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018)
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (9300) - EV2                                                                 COMMENT: 2024/XX/12: Finance Charge disclosed is $XXX Calculated finance charge is $XXX.  Variance of -$XXX.  Missing a breakdown of the Lender Credit.

                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/16: A Lender Credit was not disclosed on the initial Loan Estimate.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/11: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
736245871 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      Yes       Final HUD1 NY    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/31: The loan is missing the final AUS approval associated with the DU Early Check Results               match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                 and the appraisal.                                                                                                                                                                                                                                                                             COMMENT: 2023/XX/31: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the loan is missing the final AUS approval associated                                                                                                                                         (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  with the DU Early Check Results and missing the appraisal, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                         Eligible)
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245880 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   NY    3/XX/2022    Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                                                                                                                COMMENT: 2024/XX/03: Guidelines Not Provided                                                                             qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/03: Unable to determine all conditions due to missing guidelines.
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) Incomplete Document: Closing Disclosure is incomplete - EV3                    COMMENT: 2024/XX/03: 12 month bank statements in file.                                                                   missing guidelines. Loan characteristics are DTI: 47.17003%, LTV/CLTV: XXX%/XXX%, Credit Score: 711, Occupancy: Primary, Purpose: Purchase, - EV3                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 47.17003%, LTV/CLTV: XXX%/XXX%, Credit Score: 711, Occupancy: Primary, Purpose: Purchase,
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     *** (OPEN) Incomplete Document: Closing Disclosure is incomplete                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         COMMENT: 2024/XX/03: Unable to determine all conditions due to missing guidelines.
                                                      seller). - EV2                                                                            COMMENT: 2024/XX/03: Closing Disclosure with no issue date.                                                              Appendix Q. (XXX XXX/Bank Statements) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under
                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         Appendix Q. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/Bank Statements) - EV3                                                                                                                           COMMENT: 2024/XX/03: 12 months bank statements provided.

                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               Appendix Q. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: 12 months bank statements provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34102% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         .34102%). - EV3                                                                                                                                                       purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: No guidelines in file.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2022 did not       COMMENT: 2024/XX/03: Originator Loan Designation not provided disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/01/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2022 did not
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/01/XX/2022)
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                        COMMENT: 2024/XX/03: Closing Disclosure estimated to be provided on 01/XX/2022 did not disclose the actual Date Issued.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: No valid change of circumstance or sufficient cure provided.
736245881 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   GA    5/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2024/XX/02: Unable to determine conditions due to missing AUS dated within one month of closing.                Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Transfer Tax Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   this fee, no evidence of cure in file.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     COMMENT: 2024/XX/02: Loan underwriting summary reflects AUS approved but AUS provided in file is dated more              Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                      seller). - EV2                                                                            than one month after closing.                                                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                 COMMENT: 2024/XX/02: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for
                                                                                                                                                COMMENT: 2024/XX/02: This is a Conventional loan. However Non QM designation/guidelines are used to qualify.                                                                                                                                                                                   this fee, no evidence of cure in file.
736245882 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NY    1/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                COMMENT: 2024/XX/03: The subject property is located is located in a FEMA Disaster area A post-disaster                                                                                                                                                                                        COMMENT: 2024/XX/03: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                     (GSE/Agency
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     inspection verifying there was no damage to the subject property is required.                                            *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                                                                                                                                                                                       Eligible)
                                                      seller). - EV2                                                                                                                                                                                                     guarantee or insurance by the appropriate agency. - EV3                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2024/XX/03: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020) - EV2                                                    appropriate agency.

                                                                                                                                                                                                                                                                         *** (OPEN) Loan Estimate: Dates are not in chronological order.: Date Issued: 10/XX/2020, Date Issued: 10/XX/2020 - EV2                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard           COMMENT: 2024/XX/03: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
                                                                                                                                                                                                                                                                         Disclosure within a reasonable time prior to closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Loan Estimate: Dates are not in chronological order.: Date Issued: 10/XX/2020, Date Issued: 10/XX/2020
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021       COMMENT: 2024/XX/03: Issue Date: 10/XX/2020; Received Date: 10/XX/2020; Signed Date:
                                                                                                                                                                                                                                                                         disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee   *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021). (Final/01/XX/2021) - EV2                       Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 01/XX/2021). (Final/01/XX/2021) - EV2                                                                                               the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021). (Final/01/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021     COMMENT: 2024/XX/03: "Loan Calculations (pg 5) - one of these occurred: 1) Amount Financed is blank; or 2) Calculated Amount Financed is greater than the disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  disclosed Amount Financed, and: a) Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX; b) Primary on Closing Disclosure dated 01/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX."
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/01/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/01/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2024/XX/03: "Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge
                                                                                                                                                                                                                                                                         Services Sales Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77239) - EV2                               exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge by more than $XXX."
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Construction Loan Inspection.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75109) - EV2                     *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2021). The disclosed Total of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient, So please provide
                                                                                                                                                                                                                                                                                                                                                                                                                                               COC/Final CD for changed fee amount.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Services Sales Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77239)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient, So please provide COC/Final CD for changed fee amount.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Construction Loan Inspection.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75109)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/03: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient, So please provide COC/Final CD for changed fee amount.
736245878 XXX       XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) Credit Exception: - EV3                                        *** (OPEN_UNABLE_TO_CLEAR) Credit Exception:                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    9/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2021/XX/13: S&D reason - Delinquent
                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to
                                                      the most recent FEMA disaster. - EV1                                                      *** (CLEARED) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality
                                                                                                                                                Certification (Government Documents)
                                                      *** (CLEARED) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA -  COMMENT: 2021/XX/28: File is missing a copy of the VA Lender Loan Quality Certification.
                                                      Lender Loan Quality Certification (Government Documents) - EV1
736245890 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                    2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Notice of Right to Cancel was not executed on the proper                                                                                                                                                                     A           A           Yes      No                   PA    12/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.  Rescission Notice provided on an exempt transaction                                                                                                                                                                                                                                                                                                          SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       (no new money being extended on a same lender refinance). - EV2                                                                                                                                                                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245892 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures:   *** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan            B           B           Yes      No                   GA    2/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2016 not accurate. (Final/01/XX/2016) - EV2                       Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2016 not accurate. (Final/01/XX/2016)                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: Amount of Estimated Property Costs over Year 1 should be $XXX. Please provide corrected CD with evidence it was sent to the borrower with an                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) explanation, or corrected supporting escrow documentation.                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/01/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by borrower  (3) business days prior to closing. (Final/01/XX/2016)
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/01/XX/2016) - EV2                                                                                          COMMENT: 2022/XX/03: There is no evidence the borrower received the Initial CD 3 days prior to closing.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  borrower at least four (4) business days prior to closing. (Interim/01/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: Provide evidence the borrower received the Final LE at least 4 days prior to closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: $XXX was disclosed on loan estimate  1/XX/2016 for title fees. ( CPL , Title Insurance, Notary Fee, Closing Fee)

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/03: Provide VCC or cure to the borrower with a PC CD and evidence it sent to the borrower with an explanation of changes.
736245888 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address:XXX, NJ - EV3                                                                                                                                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed     B           B           Yes      No                   FL    2/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018) - EV2                                                    Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2018 not accurate. (Final/02/XX/2018)                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/26: Homeowner's insurance of $XXX per month and HOA dues of $XXX per month are not escrowed. Non-escrowed costs over Year 1 calculation should                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed         be $XXX (XXX + 265 = XXX X 12= XXX) but $XXX is reflected on page 4 of the final CD.                                                                                                                                                                                                                  Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2018 not accurate. (Final/02/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) (3) business days prior to closing. (Final/02/XX/2018)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/02/XX/2018) - EV2                                                                                                              COMMENT: 2022/XX/26: Evidence of earlier borrower receipt was not found in file.
736245893 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, MD XXX, Address: XXX, MD - EV3       *** (OPEN) REO Documents are missing.: Address: XXX, MD XXX, Address: XXX, MD                                2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (CANCELLED) Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject   B           B           No       No                   MD    3/XX/2018    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2022/XX/23: Missing statements, tax and insurance verifications to verify PITI of other REO's.                  copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2                                                    property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).  Determination has not been made as to whether the
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1                                                                                                                                                                                                                                                                                                                            loan would be High Cost and/or HPML if ran as a Primary Residence.
                                                                                                                                                *** (CLEARED) Asset documentation requirements not met.                                                                  *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive COMMENT: 2022/XX/08: The final 1003 states borrower intends to occupy the subject as a primary residence, loan was approved as an investment property.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                   COMMENT: 2022/XX/21: Missing asset documentation.                                                                        a Copy" appraisal disclosure to consumer. - EV2

                                                      *** (CLEARED) Borrower has been on current job less than 2 years, and prior employment    *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                        *** (CLEARED) Disparity in Occupancy - Higher Priced as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject
                                                      history was not documented as required.: Borrower: XXX // Employment Type: Employment /   COMMENT: 2022/XX/21: Missing credit report and AUS.                                                                      property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or
                                                      Income Type: Wages / Start Date: 01/XX/2017 - EV1                                                                                                                                                                  more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML. - EV1
                                                                                                                                                *** (CLEARED) Borrower has been on current job less than 2 years, and prior employment history was not
                                                      *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1          documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                 *** (CANCELLED) Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject
                                                                                                                                                01/XX/2017                                                                                                               property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).  Determination has not been made as to whether the
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   COMMENT: 2022/XX/21: Missing all income and employment documentation.                                                    loan would be High Cost and/or HPML if ran as a Primary Residence. - EV1

                                                      *** (CLEARED) Income documentation requirements not met. - EV1                            *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                        *** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
                                                                                                                                                COMMENT: 2022/XX/21: Missing income documentation.
                                                      *** (CLEARED) Missing Document: Account Statements - Personal not provided - EV1                                                                                                                                   *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                *** (CLEARED) Income documentation requirements not met.
                                                      *** (CLEARED) Missing Document: Alternative Credit Documentation not provided - EV1       COMMENT: 2022/XX/21: Missing all income documentation.                                                                   *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1
                                                      *** (CLEARED) Missing Document: AUS not provided - EV1                                    *** (CLEARED) Missing Document: AUS not provided
                                                                                                                                                COMMENT: 2022/XX/21: File is missing final AUS; final 1008 showing AUS approved was used for review.
                                                      *** (CLEARED) Missing Document: Credit Report not provided - EV1

                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1

                                                      *** (CLEARED) Missing Document: Tax Certificate not provided - EV1

                                                      *** (CLEARED) The verification of employment is required and was not found in file.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      09/XX/2015 - EV1

                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      01/XX/2017 - EV1
736245896 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales      *** (CANCELLED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:  B           B           Yes      Yes       Final HUD1 OH    10/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                    Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/07: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing                                                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (CANCELLED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                         Receive a Copy" appraisal disclosure to consumer. - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                         Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV1
736245895 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   KY    7/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2022/XX/19: Missing proof judgement on credit was paid and satisfied                                            match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Proof of Child Age not provided.: Borrower: XXX // Employment Type: Non-                                                                                                                                                                                                                                                                                                      COMMENT: 2022/XX/19: Loan reviewed to ATR/QM waterfall due to missing satisfaction of judgement per AUS requirement                                                                                                                                                                                   (GSE/Agency
                                                      Employment Income / Income Type: Child Support / Start Date: <empty> - EV3                *** (OPEN) Proof of Child Age not provided.: Borrower: XXX // Employment Type: Non-Employment Income /                   *** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                Income Type: Child Support / Start Date: <empty>                                                                         (XXX XXX/Commission) - EV3                                                                                                                                            *** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax
                                                                                                                                                COMMENT: 2022/XX/12: Proof of Child Age not provided.                                                                                                                                                                                                                                          transcripts (XXX XXX/Commission)
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   COMMENT: 2022/XX/19: Loan reviewed to ATR/QM waterfall due to missing satisfaction of judgement per AUS requirement to verify two years employment history for current and/or prior employment. (XXX/9907566) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Dates to verify two years employment history for current and/or prior employment. (XXX/9907566)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/19: Loan reviewed to ATR/QM waterfall due to missing satisfaction of judgement per AUS requirement
736245894 XXX       XXX    XXX       3        3       *** (OPEN) Aged document: Asset Account date is more than 90 days prior to the note.:     *** (OPEN) Aged document: Asset Account date is more than 90 days prior to the note.: Financial Institution: 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   WA    7/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Financial Institution: XXX // Account Type: Other: Liquid Assets / Account Number: XXX -  XXX // Account Type: Other: Liquid Assets / Account Number: XXX                                                          Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                      EV3                                                                                       COMMENT: 2019/XX/17: Funds is being liquidated and updated statement not provided in file,                                                                                                                                                                                                     COMMENT: 2019/XX/17: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2017                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                      *** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. -    *** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date.                                     disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2017) - EV1                                                                 *** (WAIVED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2017
                                                      EV3                                                                                       COMMENT: 2019/XX/17: Hazard Insurance Policy Effective Date 07/XX/2017, Funding Date:  07/XX/2017                                                                                                                                                                                              disclosed a Closing Date that did not match the actual date of consummation. (Final/07/XX/2017)
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final      COMMENT: 2019/XX/12: Final Closing Disclosure closing date is 7/XX/17; Loan actual closing date was 7/XX/17.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         (Final/07/XX/2017) - EV1                                                                                                                                              *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/12: No COC or cure was provided to the borrower for tolerance overages
736245899 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                         *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   IL    8/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2024/XX/24: Documented qualifying Assets of $XXX is less than AUS Available for Closing of  $XXX.               Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                                                                                                                                                                                                                                                                                                         COMMENT: 2024/XX/24: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                               *** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      COMMENT: 2024/XX/10: VVOE provided reflects  Borrower XXX at time of closing.  Using only the Child Support              Guidelines and 1026.43(e) of 1,094.91054% significantly exceeds the guideline maximum of 47.00%. (DTI Exception requires compelling compensating factors to consider  *** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the
                                                                                                                                                income brings the DTI to 1094.91%.                                                                                       regrading to EV2-B.) - EV3                                                                                                                                            Lenders Guidelines and 1026.43(e) of 1,094.91054% significantly exceeds the guideline maximum of 47.00%. (DTI Exception requires compelling compensating factors
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                                                                                                                                                                                      to consider regrading to EV2-B.)
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  COMMENT: 2024/XX/10: The VVOE provided indicates that Borrower was not longer employed as of 7/XX/23 which means the only income received is Child Support.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    COMMENT: 2024/XX/24: AUS Findings: Qualifying asset balance discrepancy. Calculated qualifying asset balance                                                                                                                                                                                   Using just the Child Support income brings the DTI to 1094.91% and out of tolerance.
                                                      the most recent FEMA disaster. - EV3                                                      of $XXX is less than AUS qualifying asset balance of $XXX.                                                               *** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                            *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   COMMENT: 2024/XX/10: The VVOE provided indicates that Borrower was not longer employed as of 7/XX/23.
                                                                                                                                                COMMENT: 2024/XX/24: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.             result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1                                                                                                                                                                                                                                                                                                      *** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  COMMENT: 2024/XX/24: Certificate of Compliance or Exemption not attached to mortgage for recording.
                                                      *** (CLEARED) The verification of employment is not within 10 business days of the Note.: COMMENT: 2024/XX/10: Verification of current employment is missing.  VVOE provided reflects  Borrower XXX at             date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2023) - EV2
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           time of closing.                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                      01/XX/2023 - EV1                                                                                                                                                                                                   *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2023 did not       could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                            disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    COMMENT: 2024/XX/10: The VVOE provided indicates that Borrower was not longer employed as of 7/XX/23.
                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:  COMMENT: 2024/XX/10: Calculated investor qualifying total debt ratio of 49.85738% exceeds AUS total debt                 TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           ratio of 47.00000%.                                                                                                      information available. (Initial/08/XX/2023) - EV2                                                                                                                     *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2023 did not
                                                      01/XX/2023 - EV1                                                                                                                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing
                                                                                                                                                *** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //               *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2023                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2023)  based on best information available. (Initial/08/XX/2023)
                                                                                                                                                COMMENT: 2024/XX/10: The verification of employment is not within 10 business days of the Note.                          - EV2                                                                                                                                                                 COMMENT: 2024/XX/24: Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of
                                                                                     *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //                *** (CLEARED) General Ability To Repay Provision Income and Assets - Tip Income: Ability to Repay (Dodd-Frank 2014): Unable to verify Tip income due to, missing the  disclosures at or before consummation due to missing Issue Date.
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2023                                                Year 1 tax returns or transcript, missing the Year 2 tax returns or transcript. (XXX XXX/Tip) - EV1
                                                                                                                                                COMMENT: 2024/XX/10: Borrower : Wages / Start Date: 01/XX/2023: Verification(s) of employment is not within                                                                                                                                                                                    *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan
                                                                                                                                                10 business days of the Note.                                                                                            *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
                                                                                                                                                                                                                                                                         the loan is at ATR risk. - EV1                                                                                                                                        (Interim/08/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after
                                                                                                                                                                                                                                                                         *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in   the Closing Disclosure.)
                                                                                                                                                                                                                                                                         accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.85738% moderately exceeds the guideline maximum of 47.00%. (DTI Exception is eligible to be regraded
                                                                                                                                                                                                                                                                         with compensating factors.) - EV1                                                                                                                                     *** (CLEARED) General Ability To Repay Provision Income and Assets - Tip Income: Ability to Repay (Dodd-Frank 2014): Unable to verify Tip income due to, missing the Year 1 tax returns or transcript, missing the Year 2 tax returns or transcript. (XXX XXX/Tip)
                                                                                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                               COMMENT: 2024/XX/10: Unable to validate Borrower  Tip income due to, missing the Year 1 tax returns or transcript, missing the Year 2 tax returns or transcript.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (XXX XXX/Tip)
                                                                                                                                                                                                                                                                         *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34117% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                                                                                                                                         .34117%). - EV1                                                                                                                                                       components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/10: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.85738% moderately exceeds the guideline maximum of 47.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/10: DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.85738% moderately exceeds the guideline maximum of 47.00%.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/10: General Ability-to-Repay requirements not satisfied.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.34117% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                               3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .34117%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/10: Points and Fees on subject loan of 3.34117% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
736245913 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   CA    5/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2024/XX/01: The loan was AUS approved with DTI of 39.60% however investment property calculations               Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA - EV3           increased the DTI to 44.02729%.                                                                                                                                                                                                                                                                COMMENT: 2024/XX/01: Rental income was not veriifed to support the amount submitted through the AUS.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                      *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a         *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA                                                Guidelines and 1026.43(e) of 44.02729% moderately exceeds the guideline maximum of 42.60%. (DTI Exception is eligible to be regraded with compensating factors.) -    *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                      coverage amount (no final title policy in file). Unable to determine if appropriate       COMMENT: 2024/XX/31: REO documents missing.                                                                              EV3                                                                                                                                                                   Guidelines and 1026.43(e) of 44.02729% moderately exceeds the guideline maximum of 42.60%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      coverage is provided. - EV2                                                                                                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/01: Rental income was not veriifed to support the amount submitted through the AUS.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        COMMENT: 2024/XX/01: Rental income was not veriifed to support the amount submitted through the AUS which brings the DTI out of tolerance.
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to
                                                                                                                                                                                                                                                                         complete cure. (7506) - EV2                                                                                                                                           *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/31: 0% tolerance was exceeded by $XXX due to increase of appraisal fee.  No valid COC provided, nor evidence of cure in file.
736245907 XXX       XXX    XXX       2                *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                   *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                            2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to  B           B           Yes      No                   IN    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/17: The loan is missing evidence of mortgage insurance required by the AUS.                             date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2018) - EV2                                the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2018)                                                                                                                                                                  SHQM         SHQM
                                                      *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                                                                                                                                                                                  COMMENT: 2022/XX/28: Evidence of appraisal receipt is prior to appraisal documented in file. Documentation reflects a delivery/receipt of 4/XX/18, but appraisal                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     completion date is 5/XX/18.                                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV1                                                                                                                 COMMENT: 2022/XX/28: The change of circumstance outlining interest rate adjustment is in file; however, no reason for the change is marked on the form.  Provide a completed change of circumstance.
                                                                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         purchase, guarantee or insurance by the appropriate agency. - EV1                                                                                                     *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/17: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing evidence of mortgage insurance required by the AUS is resulting in a Due Diligence Loan Designation of Non QM.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/17: The loan is missing evidence of mortgage insurance required by the AUS, so the loan is water falling to ATR/QM standard documentation requirements.
736245908 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did   B           C           Yes      No                   MI    11/XX/2020   Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM. - EV3                                                                                                                       not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Evidence of appraisal delivery is provided, however, the document is undated.
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020) - EV2                                          *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      COMMENT: 2023/XX/03: Evidence of appraisal delivery is provided, however, the document is undated.
                                                                                                                                                                                                                                                                         receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020) -
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of          COMMENT: 2023/XX/03: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant
                                                                                                                                                                                                                                                                         allowable threshold of APOR XXX% + XXX%, or XXX0%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                  Higher Priced Mortgage Loan.
736245909 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           No       No                   FL    7/XX/2022    Refinance     Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                                       COMMENT: 2023/XX/10: E-sign Consent Agreement is missing.                                                                Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No changed circumstance nor cure
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     provided.
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2
                                                                                                                                                COMMENT: 2023/XX/10: The subject property is located in a FEMA Disaster area post-close. A post-disaster                                                                                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                  Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                      seller). - EV2                                                                                                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/10: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. No changed circumstance nor cure provided.
736245910 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed B           B           Yes      No                   IN    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      seller). - EV2                                                                                                                                                                                                     copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022) - EV2                                                    Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2022 are underdisclosed. (Final/06/XX/2022)                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: Final Closing Disclosure dated 6/XX/2022 did not disclose the monthly Homeowner's Association Dues under the Non-Escrowed Property Costs
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       table.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed
                                                                                                                                                                                                                                                                         Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2022 are underdisclosed. (Final/06/XX/2022) - EV2
736245738 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   TX    11/XX/2021   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                      disaster.
                                                                                                                                                COMMENT: 2024/XX/19: Most Recent Valuation Inspection Date: XX/XX/XXXX
                                                                                                                                                Disaster End Date: XX/XX/XXXX
                                                                                                                                                Disaster Name: XXX
                                                                                                                                                Disaster Declaration Date: XX/XX/XXXX
736245916 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2022 not received by borrower  *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2022 not received by       B           B           Yes      No                   TX    3/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/03/XX/2022) - EV2                                                                                          borrower at least four (4) business days prior to closing. (Interim/03/XX/2022)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Revised Loan Estimate provided on 03/XX/2022 not received by borrower at least four (4) business days prior to closing.
736245928 XXX       XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               2           *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.52071% is in excess of the investor   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           No       No                   FL    1/XX/2023    Purchase      Second Home XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2023/XX/03: Guidelines state a verbal verification of employment will be conducted within 3                     allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7355)
                                                                                                                                                business days of closing, verfication has not been provided for review                                                   $XXX (an overage of $XXX or .52071%). - EV2                                                                                                                           COMMENT: 2023/XX/27: Initial LE dated 11/XX/2022 did not contain the Administration Fee and Processing Fee. The loan file did not contain a valid change of circumstance for the increase
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7355) - EV2                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2023/XX/27: Initial LE dated 11/XX/2022 did not contain the Administration Fee and Processing Fee.  The loan file did not contain a valid change of
                                                                                                                                                                                                                                                                         Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196) - EV2                                 circumstance for the increase
736245918 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    9/XX/2018    Refinance     Primary     XXX        $XXX                  UTD          ATR Risk
                                                                                                                                                COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines                                     qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines.                                    the loan is at ATR risk. - EV3                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                     components, the loan is at ATR risk.
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines                                     missing guidelines. Loan characteristics are DTI: 47.97707%,LTV/CLTV: XXX%/XXX%, Credit Score: 691, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    missing guidelines. Loan characteristics are DTI: 47.97707%,LTV/CLTV: XXX%/XXX%, Credit Score: 691, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                      seller). - EV2                                                                                                                                                                                                     requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines

                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines

                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2     COMMENT: 2024/XX/24: An originator loan designation was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Missing Loan Estimate(s) provided to Borrower
736245919 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    7/XX/2017    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                                                                                                                COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines.                                    qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines.                                    reasonably reliable third-party records. (XXX XXX/Wages) - EV3                                                                                                        *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                     reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    COMMENT: 2024/XX/24: Guidelines were not provided.
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines.                                    the loan is at ATR risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       components, the loan is at ATR risk.
                                                      seller). - EV2                                                                                                                                                                                                     missing guidelines. Loan characteristics are DTI: 49.59086%, LTV/CLTV: XXX%/XXX%, Credit Score: 659, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt          COMMENT: 2024/XX/24: Waterfall due to unable to determine loan requirements due to missing guidelines.
                                                                                                                                                                                                                                                                         Consolidation - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    missing guidelines. Loan characteristics are DTI: 49.59086%, LTV/CLTV: XXX%/XXX%, Credit Score: 659, Occupancy: Primary, Purpose: Refinance, Cash-out - Debt
                                                                                                                                                                                                                                                                         requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                Consolidation
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Unable to determine ability to repay due to missing guidelines.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2024/XX/24: Unable to determine loan requirements due to missing guidelines.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by    purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                                                              COMMENT: 2024/XX/24: Guidelines reflecting maximum allowable DTI were not provided.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/07/XX/2017) - EV2                                                                                                            QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: An originator loan designation was not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after
                                                                                                                                                                                                                                                                         XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation - EV2                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/07/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower  COMMENT: 2024/XX/24: Closing Disclosure not provided to Borrower was not signed and dated.
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/07/XX/2017) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Loan Estimate was not signed and dated.
736245929 XXX       XXX              3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including an initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               1003, a final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued GFE's and TIL's.
736245944 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that   *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a      2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       Yes       Final HUD1 FL    5/XX/2023    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      does not have a declared end date. - EV3                                                  declared end date.                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2023) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2023)
                                                                                                                                                COMMENT: 2024/XX/17: There was FEMA Disaster Declaration dated XX/XX/XXXX. The property is located in a FEMA                                                                                                                                                                                   COMMENT: 2024/XX/17: Receipt of Appraisal is missing.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             Disaster Area. A post disaster inspection report is needed. The inspection report must be dated after the                *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                disaster declaration end date.                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, Colombia, - EV3                                                                                                                                               *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 7.91569% is in excess of the allowable maximum of the greater of 5.00000% of the Original    COMMENT: 2024/XX/17: FACTA Credit Score Disclosure is missing.
                                                                                                                                                *** (OPEN) Missing Document: Credit Report not provided                                                                  Loan Amount and $XXX (2023). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2023) (an overage of $XXX or
                                                                                                                                                COMMENT: 2024/XX/17: Credit Report is missing.                                                                           2.91569%). - EV2                                                                                                                                                      *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 7.91569% is in excess of the allowable maximum of the greater of 5.00000% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Loan Amount and $XXX (2023). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2023) (an overage
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, Colombia,                                                                                                                                                                                                                                 of $XXX or 2.91569%).
                                                                                                                                                COMMENT: 2024/XX/17: Hazard Insurance is missing for Borrower's primary residence in XXX.                                                                                                                                                                                                      COMMENT: 2024/XX/17: FNMA Points and Fees on subject loan of 7.91569% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Amount and $XXX (2023). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX and an allowable total of $XXX and $XXX (2023), an overage of $XXX or
                                                                                                                                                                                                                                                                                                                                                                                                                                               2.91569%.
736245945 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   NJ    7/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/12: Evidence appraisal was delivered to the borrower at least 3 days prior to closing is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2022
                                                                                                                                                                                                                                                                         incorrectly disclosed whether the loan allows for Partial Payments. (Final/07/XX/2022) - EV2                                                                          *** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2022 incorrectly disclosed whether the loan allows for Partial Payments. (Final/07/XX/2022)
                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                         COMMENT: 2024/XX/12: Final Closing Disclosure provided on 07/XX/2022 disclosed 2 contradictory answers for whether Partial Payments are allowed. Both, May accept partial payments and Does Not Accept any partial payments, boxes are checked.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/12: Guidelines were not provided for the program reflected on the Approval.
736245947 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       Yes       Final HUD1 CA    5/XX/2019    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019)
                                                                                                                                                COMMENT: 2024/XX/18: The subject property is in a FEMA disaster area. Missing post inspection report after                                                                                                                                                                                     COMMENT: 2024/XX/21: Missing evidence of appraisal receipt.
                                                                                                                                                most recent disaster declared on XX/XX/XXXX.                                                                             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2019) - EV2                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive COMMENT: 2024/XX/18: Evidence of appraisal receipt not provided.
                                                                                                                                                                                                                                                                         a Copy" appraisal disclosure to consumer. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/18: Missing Right to Receive a Copy of appraisal disclosure.
736245901 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   UT    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                                                                                                                                         Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/23: Loan designation mismatch due to third party verification of S-Corp is post-close.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Employment - S-Corp: General QM: Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX XXX/S-
                                                                                                                                                                                                                                                                         Corp) - EV3                                                                                                                                                           *** (OPEN) General QM Provision Employment - S-Corp: General QM: Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX/S-Corp)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2024/XX/23: Third party verification (CPA) is post-close.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/23: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
736245931 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that   *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a      2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   FL    9/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      does not have a declared end date. - EV3                                                  declared end date.                                                                                                       Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2024/XX/24: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                       COMMENT: 2024/XX/24: Transfer Tax Fee increased on Closing disclosure issued 10/XX/2022 with no valid change evident.
                                                                                                                                                verifying there was no damage to the subject property is required
736245932 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final   *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures:     A           A           Yes      No                   CA    3/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2021) - EV1   Final Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/03/XX/2021)                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Final Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan. The payment disclosed doe snot include the Mortgage Insurance payment of $XXX.
736245933 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   TX    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                                                                                                                COMMENT: 2024/XX/24: The latest dated appraisal inspection date is XX/XX/XXXX.  There was a FEMA disaster                                                                                                                                                                                      COMMENT: 2024/XX/24: Loan Designation of QM (APOR) Fail due to $XXX Points and Fees exceed $XXX allowable tolerance.
                                                                                                                                                dated XX/XX/XXXX.  Need a post-disaster inspection form indicating no damage to the subject property and                 *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.79866% is in excess of the allowable maximum of
                                                                                                                                                must be dated after the disaster declaration.                                                                            3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.79866% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         .79866%). - EV3                                                                                                                                                       3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .79866%).
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2024/XX/24: $XXX Points and Fees exceed $XXX allowable tolerance.
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                         receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022) -   COMMENT: 2024/XX/24: Missing Rate Lock Agreement.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022)
                                                                                                                                                                                                                                                                         Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                    COMMENT: 2024/XX/24: Appraisal report dated 7/XX/2022 missing evidence of receipt.
736245934 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NY    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2024/XX/20: File is missing final AUS; final 1008 showing AUS approved was used for review.                     match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -                                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/20: Waterfall due to Schedule L and/or balance sheet missing from file.  Income calculated based on distributions/contributions.                                                                                                                                                     (GSE/Agency
                                                      EV3                                                                                       *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the                                                                                                                                                                                                                                                                                                           Eligible)
                                                                                                                                                COMMENT: 2024/XX/19: File is missing final AUS; final 1008 showing                                                       earnings history/trend. (XXX XXX/Partnership) - EV3                                                                                                                   *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    AUS approved was used for review.                                                                                                                                                                                                                                                              earnings history/trend. (XXX XXX/Partnership)
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX         COMMENT: 2024/XX/20: Schedule L and/or balance sheet missing from file.  Income calculated based on distributions/contributions.
                                                                                                                                                                                                                                                                         XXX/Partnership) - EV3
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, XXX/Partnership)
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               COMMENT: 2024/XX/20: Waterfall due to Schedule L and/or balance sheet missing from file.  Income calculated based on distributions/contributions.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016) - EV2                                                    purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/20: Waterfall due to Schedule L and/or balance sheet missing from file.  Income calculated based on distributions/contributions.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2                                                                                                                                         COMMENT: 2024/XX/19: Missing evidence of receipt of appraisal report dated 11/XX/2016

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             COMMENT: 2024/XX/19: Missing Initial escrow account statement.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/12/XX/2016) - EV2                                                                                                            Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/20: Affiliated Business Arrangement Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2024/XX/19: The disclosure did not provide a date for the list.
                                                                                                                                                                                                                                                                         Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                         (3) business days prior to closing. (Initial/12/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Initial Closing Disclosure issued 12/XX/2016 missing evidence of receipt.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 12/XX/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2630334) - EV1                *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing          COMMENT: 2024/XX/19: Lender's title insurance and Recording Total Fee were increased on 10/XX/2016 Loan Estimate and again on 12/XX/2016 CD with no valid change
                                                                                                                                                                                                                                                                         Disclosure provided on 12/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2630333) - EV1     evident.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 12/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/12/XX/2016) - EV1   Underwriting Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73196)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Valid cure document or Change of circumstance not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, 1003, final Title, and all issued CD's.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 12/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/12/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Final Closing Disclosure provided on 12/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/12/XX/2016)
736245935 XXX       XXX    XXX       3        3       *** (OPEN) Borrower has un-audited YTD P&L and does not have 2 months Account statements. *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a      2           *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a    *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains  B           B           Yes      No                   FL    7/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole          declared end date.                                                                                                       change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                                                           a change in APR and was not received by borrower at least three (3) business days prior to consummation                                                                                                                                                                                               SHQM         SHQM
                                                      Proprietor / Start Date: 01/XX/2019 - EV3                                                 COMMENT: 2024/XX/25: The subject property is located in FEMA disaster area. A post-disaster inspection                                                                                                                                                                                         COMMENT: 2024/XX/25: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3)                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                verifying there was no damage to the subject property is required.                                                       *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   business days prior to consummation                                                                                                                                                                                                                                                                   Eligible)    Eligible)
                                                      *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that                                                                                                                            Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2
                                                      does not have a declared end date. - EV3                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                      *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not                                                                                                                               Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               COMMENT: 2024/XX/25: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
                                                      found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income
                                                      Type: S-Corp (>= 25%) / Start Date: 11/XX/2018 - EV3                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                      *** (OPEN) YTD P&L Statement does not include the  most recent month preceding the                                                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/25: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
                                                      application date.   (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income
                                                      Type: Sole Proprietor / Start Date: 01/XX/2019 - EV3                                                                                                                                                                                                                                                                                                                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
736245936 XXX       XXX    XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   NJ    1/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2024/XX/25: The file is missing the most current paystub.                                                       Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, paystub provided was dated more than 90 days prior to
                                                                                                                                                                                                                                                                         closing. (XXX XXX/Wages) - EV3                                                                                                                                        *** (OPEN) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, paystub provided was dated more than 90 days prior to closing. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, paystub provided was dated more than 90 days prior to         COMMENT: 2024/XX/25: The most current paystub is missing in the file.
                                                                                                                                                                                                                                                                         closing. (XXX XXX/Wages) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, paystub provided was dated more than 90 days prior to
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  closing. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: The most current paystub is missing in the file.
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could
                                                                                                                                                                                                                                                                         result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: The most current paystub is missing in the file.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021) - EV2                                                    *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  COMMENT: 2024/XX/25: The most current paystub is missing in the file.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2022 did not       provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021)
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    COMMENT: 2024/XX/25: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best
                                                                                                                                                                                                                                                                         information available. (Initial/01/XX/2022) - EV2                                                                                                                     *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2022 did not       COMMENT: 2024/XX/25: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2022 did not
                                                                                                                                                                                                                                                                         information available. (Interim/01/XX/2022) - EV2                                                                                                                     disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) based on best information available. (Initial/01/XX/2022)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/01/XX/2022) - EV2                                                                                                            COMMENT: 2024/XX/25: Closing Disclosure estimated to be provided on 01/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Closing Disclosure estimated to be provided on 01/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
736245937 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   IL    8/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                   match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                         SHQM         HPQM
                                                                                                                                                COMMENT: 2024/XX/24: The Subject property is located in a FEMA Disaster area a post-Disaster inspection                                                                                                                                                                                        COMMENT: 2024/XX/25: Loan testing has identified loan as HPML, resulting in a Loan Designation discrepancy.                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Transaction Error: Total Cash-out on a purchase transaction. - EV3             report verifying there was no damage to the subject property required                                                    *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                                                                                                                                         provided on 08/XX/2019 is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance. (Final/08/XX/2019) - EV2                                         *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing
                                                                                                                                                *** (OPEN) Transaction Error: Total Cash-out on a purchase transaction.                                                                                                                                                                                                                        Disclosure provided on 08/XX/2019 is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance. (Final/08/XX/2019)
                                                                                                                                                COMMENT: 2024/XX/25: Final CD reflects Cash to borrower of $XXX with cash out and credits on a purchase                  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2019        COMMENT: 2024/XX/25: APR of XXX% on Final Closing Disclosure provided on 08/XX/2019 is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance.
                                                                                                                                                transaction.                                                                                                             disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2019
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 10/XX/2019). (Final/08/XX/2019) - EV2                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on      are based on Closing Disclosure dated 10/XX/2019). (Final/08/XX/2019)
                                                                                                                                                                                                                                                                         08/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2601524) - EV2                 COMMENT: 2024/XX/25: Finance Charge disclosed is XXX. Calculated finance charge is $XXX. Variance of $XXX.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed     *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         Property Costs over Year 1 of  on Final Closing Disclosure provided on 08/XX/2019 are underdisclosed. (Final/08/XX/2019) - EV2                                        08/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2601524)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: The mortgage insurance payment of $XXX disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final       $XXX.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/2601525) - EV2                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Costs over Year 1 of  on Final Closing Disclosure provided on 08/XX/2019 are underdisclosed. (Final/08/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final   COMMENT: 2024/XX/25: The final CD dated 02/XX/2023 non-escrowed property cost is blank on page 4.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:1/2601524) - EV2                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2019     loan. (ProjSeq:2/2601525)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  COMMENT: 2024/XX/25: Final Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match on Closing Disclosure dated 10/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        the actual payment for the loan.
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   Final Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment
                                                                                                                                                                                                                                                                         Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2                                 for the loan. (ProjSeq:1/2601524)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Final Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 1 of $XXX. Note and
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Loan Terms section of final CD reflect Monthly P&I payment of $XXX.
                                                                                                                                                                                                                                                                         Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2019
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K     disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are
                                                                                                                                                                                                                                                                         Permits.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7503) - EV2                                           based on Closing Disclosure dated 10/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K     COMMENT: 2024/XX/25: Total of Payments disclosed is XXX. Calculated finance charge is $XXX. Variance of $XXX. Mortgage Insurance Cert payment does not match
                                                                                                                                                                                                                                                                         Consultant Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7501) - EV2                                    monthly MI payment on final CD. Post close CD in file reflect 0.00 MI payment.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K     *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Supplemental Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7305) - EV2                      Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Lender credit was reduced from -$XXX to -$XXX with no valid COC provided. No sure provided at closing.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 08/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2601525) - EV1                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing          COMMENT: 2024/XX/25: Reinspection Fee increased from $XXX to $XXX. No valid COC in file and no cure was provided at closing.
                                                                                                                                                                                                                                                                         Disclosure provided on 08/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2601524) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final   Permits.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7503)
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2019) - EV1   COMMENT: 2024/XX/25: 203K Permits Fee of $XXX was not disclosed on LE. No valid COC in file and no cure was provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consultant Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7501)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: 203K Consultant Fee increased from $XXX to $XXX. No valid COC in file and no cure was provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K
                                                                                                                                                                                                                                                                                                                                                                                                                                               Supplemental Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7305)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: 203K Supplemental Origination Fee increased from $XXX to $XXX. No valid COC in file and no cure was provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 08/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/08/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: The estimated escrow payment does not include the monthly MI payment.
736245938 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)   *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three   B           B           Yes      No                   OR    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 04/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic         (3) business days of application. Initial Loan Estimate dated 04/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                         disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         violations. (Initial/04/XX/2021) - EV2                                                                                                                                tolerance violations. (Initial/04/XX/2021)                                                                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Original application date is 04/XX/2024. Loan estimate provided on 04/XX/2024.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200) - EV1                        *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Valid circumstance not provided
736245940 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   FL    7/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/25: Rate lock agreement missing in loan file.                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245946 XXX       XXX    XXX       2        2       *** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2     *** (CLEARED) Credit Exception:                                                                              2           *** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide  *** (WAIVED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on        B           B           Yes      No                   NJ    10/XX/2018   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2021/XX/28: Guidelines require secondary valuation, which is not present in the loan file.                      a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2                                                  10/XX/2018 is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance. (Final/10/XX/2018)
                                                      *** (WAIVED) Missing Document: Fraud Report not provided - EV2                                                                                                                                                                                                                                                                                                                           COMMENT: 2021/XX/14: Final Closing Disclosure reflects an APR of 5.036%.
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 10/XX/2018
                                                      *** (CLEARED) Credit Exception: - EV1                                                                                                                                                                              is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance. (Final/10/XX/2018) - EV2                                                                *** (WAIVED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018      are based on Closing Disclosure dated 10/XX/2018). (Final/10/XX/2018)
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are   COMMENT: 2021/XX/14: Final Closing Disclosure reflects a Finance Charge of $XXX.
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 10/XX/2018). (Final/10/XX/2018) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure  Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018)
                                                                                                                                                                                                                                                                         provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018) - EV2                      COMMENT: 2021/XX/14: Final Closing Disclosure reflects the monthly escrow payment as $XXX per month; however, the actual escrow payment is $XXX per month.

                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three   *** (WAIVED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/10/XX/2018) - EV2                                                                                                        three (3) business days prior to closing. (Initial/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/14: Closing Disclosure dated 10/XX/2018 was not signed and no tracking document was found so 3 day mail was used for receipt. Loan closed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2018.
736245941 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (WAIVED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 5.55604% is in excess of the investor *** (WAIVED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 5.55604% is in excess of the      B           B           Yes      No                   IN    5/XX/2019    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor
                                                                                                                                                                                                                                                                         $XXX (an overage of $XXX or 2.55604%). - EV2                                                                                                                          allowable total of $XXX (an overage of $XXX or 2.55604%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: Points and fees of 5.55604% is in excess of allowable amount of 3%
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/04/XX/2019) - EV2                                                                                                        *** (WAIVED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not     COMMENT: 2021/XX/11: The borrower's receipt for the CD issued on 04/XX/2019 was not found.
                                                                                                                                                                                                                                                                         provided to the Borrower - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to   provided to the Borrower
                                                                                                                                                                                                                                                                         purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for COMMENT: 2021/XX/09: Disclosure not found loans that have not been previously sold) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement): Truth in Lending Act (HOEPA): Borrower did not receive pre-loan     to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the
                                                                                                                                                                                                                                                                         counseling. - EV1                                                                                                                                                     file for loans that have not been previously sold)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: HOEPA disclosure not found
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees): Truth in Lending Act (HOEPA): Mortgage loan financed Points and
                                                                                                                                                                                                                                                                         Fees. - EV1                                                                                                                                                           *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement): Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge): Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that        COMMENT: 2021/XX/09: Missing evidence of counseling required due to HOEPA exceeds the greater of 4% of the amount past due or grace period of less than 15 days. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees): Truth in Lending Act (HOEPA): Mortgage loan financed Points
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of        and Fees.
                                                                                                                                                                                                                                                                         5.55604% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an   COMMENT: 2021/XX/09: Financed points and fees of $XXX
                                                                                                                                                                                                                                                                         allowable total of $XXX (an overage of $XXX or .55604%).  Non-Compliant High Cost Loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge): Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for exceeds the greater of 4% of the amount past due or grace period of less than 15 days.
                                                                                                                                                                                                                                                                         Title - Insurance Binder Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7566) - EV1         COMMENT: 2021/XX/09: HOEPA loan has a late charge that is in excess of 4% or grace period less than 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of
                                                                                                                                                                                                                                                                                                                                                                                                                                               5.55604% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                                               an allowable total of $XXX (an overage of $XXX or .55604%).  Non-Compliant High Cost Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Points and fees on subject loan exceed calculated amount by $XXX
736245948 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   NY    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2021/XX/14: UTD, missing AUS all pages                                                                          match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3                                                                                                                                                                                                                                                                                                          COMMENT: 2021/XX/09: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.                                                                                                                                                               (GSE/Agency
                                                                                                                                                *** (OPEN) Flood Certificate Subject Address does not match Note address.                                                *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16338% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                  COMMENT: 2021/XX/09: The address listed on the Note does not include the unit identifier.  The Flood                     of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .16338%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16338% is in excess of the allowable maximum of
                                                                                                                                                Certificate includes "XXX"                                                                                               EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      or .16338%).
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to         COMMENT: 2021/XX/10: Loan is failing QM points and fees testing
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              COMMENT: 2021/XX/10: There is only an EarlyCheck Loan-Level Results in the file.                                         closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                            *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX,                                                                                                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  Disclosure within 3 days of the loan application date.
                                                      Credit Report: Original // Borrower: XXX - EV3                                                                                                                                                                     Transaction Date used to determine rate used for testing. - EV2                                                                                                       COMMENT: 2021/XX/09: The appraisal disclosure was signed 12/XX/2016 which was more than three days after the loan application date of 10/XX/2016.

                                                      *** (OPEN) Reported liability reflects the borrower as an Authorized User.  This debt has                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                      been excluded from QM qualification.: Credit Report: Original // Liability Type:                                                                                                                                   copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016) - EV2
                                                      Revolving / Current Balance: $XXX / Line Limit: $XXX - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                         Borrower(s) within three (3) business days of application. (Initial/12/XX/2016) - EV2
736245959 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           No       No                   FL    4/XX/2023    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2023) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2023)
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2024/XX/04: Receipt of Appraisal is missing.
736245961 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   NY    6/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                COMMENT: 2024/XX/04: The subject property is located in FEMA disaster area. A post-disaster inspection                                                                                                                                                                                         COMMENT: 2024/XX/04: Evidence that appraisal was provided is missing.                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                verifying there was no damage to the subject property is required.                                                       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/06/XX/2017) - EV2                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/06/XX/2017)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  COMMENT: 2024/XX/04: Closing Disclosure provided was the final, it was issued on same day as closing.
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                      COMMENT: 2024/XX/04: Ten Percent Fee Tolerance exceeded for total amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/04: Appraisal Re-Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/04: Loan Discount Points Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
736245957 XXX       XXX    XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): - EV2                     *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                              2           *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.21319% is in excess of the investor                                                                                                                                                                     B           B           Yes      No                   IL    6/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2023/XX/06: S&D - Agency disagrees with use of comps, borrower had been late on payments 7 times                allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of
                                                                                                                                                since Dec 2022.  However, pay history shows borrower is current and due for 8/XX/23.                                     $XXX (an overage of $XXX or .21319%). - EV2
736245960 XXX       XXX    XXX       3        3       *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal /    *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report      2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the                                                                                                                                                                    B           B           Yes      No                   CA    8/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      Valuation Report Date: 08/XX/2023 - EV3                                                   Date: 08/XX/2023                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2023) - EV2
                                                                                                                                                COMMENT: 2023/XX/12: Appraisal shows city of XXX while Note, Mortgage, and Title all show XXX
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): - EV2
                                                                                                                                                *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):
                                                      *** (CLEARED) The Hazard Insurance Policy effective date is after the funds disbursed. -  COMMENT: 2023/XX/12: S&D Reason - Only one property appraisal when two were required
                                                      EV1
                                                                                                                                                *** (CLEARED) The Hazard Insurance Policy effective date is after the funds disbursed.
                                                                                                                                                COMMENT: 2023/XX/14: Hazard Insurance Policy Effective Date 08/XX/2023; Disbursement Date: 08/XX/2023; Note
                                                                                                                                                Date: 08/XX/2023; Transaction Date: 08/XX/2023
736245958 XXX       XXX    XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): - EV2                     *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   TX    8/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2024/XX/02: S&D Reason: Inconsistencies with reported income and income documentation to support.               Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/29: File is missing the Initial Rate Lock. Upon receipt of the missing  Initial Rate Lock, additional conditions may apply.
736245954 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not    B           B           Yes      No                   FL    4/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                                                                                                                                         However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                           match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.                                                                                                                                                                                         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/17: Client elected to restate to Non-QM.                                                                                                                                                                                                                                             (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)   COMMENT: 2024/XX/21: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 02/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                                                                                                                                                                                                                                         violations. (Initial/02/XX/2018) - EV2                                                                                                                                (3) business days of application. Initial Loan Estimate dated 02/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   tolerance violations. (Initial/02/XX/2018)
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV1                                                                                                                 COMMENT: 2024/XX/21: Loan Estimate not delivered to Borrower(s) within 3 business days of application.  Initial Loan Estimate dated 02/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures.  E-consent in file is dated as of 4/XX/18.
                                                                                                                                                                                                                                                                         *** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.19174% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does
                                                                                                                                                                                                                                                                         .19174%). - EV1                                                                                                                                                       not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/17: Loan Designation fail to Points and fees exceed maximum threshold of 3.00%, causing the loan to waterfall through the QM Testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.19174% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                               3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .19174%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/17: Points and fees exceed maximum threshold of 3.00%, causing the loan to waterfall through the QM Testing.
736245955 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       No                   AL    4/XX/2021    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
736245926 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   TX    8/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2024/XX/25: The loan is missing the Appraisal.                                                                  match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: The loan is missing the Appraisal, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                            (GSE/Agency
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2018 did not
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                                                                disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                         requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2018)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2018 did not       COMMENT: 2024/XX/22: Closing Disclosure estimated to be provided on 08/XX/2018 did not disclose the actual Date Issued.
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2018 did not
                                                                                                                                                                                                                                                                         information available. (Initial/08/XX/2018) - EV2                                                                                                                     disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2018 did not       based on best information available. (Interim/08/XX/2018)
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    COMMENT: 2024/XX/22: Closing Disclosure estimated to be provided on 08/XX/2018 did not disclose the actual Date Issued.
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best
                                                                                                                                                                                                                                                                         information available. (Interim/08/XX/2018) - EV2                                                                                                                     *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a    COMMENT: 2024/XX/22: Final Lender Credit Fee was  last disclosed as -$XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not
                                                                                                                                                                                                                                                                         change in loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2                                                 contain a valid Change of circumstance for this fee, nor evidence of cure in file.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2
736245968 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MA    11/XX/2014   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2024/XX/20: Refi Plus guidelines require documented proof from the lender's servicing system
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    (printed after the date of the borrower's new mortgage application and prior to the date of the new mortgage
                                                      the most recent FEMA disaster. - EV3                                                      note) that evidences the payment history requirements have been met for the required 12-month period which is missing.
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM)
                                                      not provided - EV3                                                                        *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
                                                                                                                                                COMMENT: 2024/XX/19: There was a FEMA Disaster Declaration dated XX/XX/XXXX. The subject property is located in a FEMA disaster area.  A post disaster inspection report is needed verifying there is no damage to the subject property. The post disaster inspection report must be dated after the disaster declaration end date.

                                                                                                                                                *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
                                                                                                                                                COMMENT: 2024/XX/20: Refi Plus guidelines require documented proof from the lender's servicing system
                                                                                                                                                (printed after the date of the borrower's new mortgage application and prior to the date of the new mortgage note) that evidences the payment history requirements have been met for the required 12-month period which is missing.
736245969 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   IL    11/XX/2016   Purchase      Primary     XXX        $XXX                  HUD Safe     Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Loan Designation of Safe Harbor QM. - EV3                                                                                                                             Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                         Harbor QM    QM
                                                                                                                                                COMMENT: 2024/XX/19: There was a FEMA Disaster Declaration dated XX/XX/XXXX. The subject property is located                                                                                                                                                                                   COMMENT: 2024/XX/19: A Mortgage Insurance certificate is missing, and evidence all parties were checked through GSA and LDP is missing. which caused the loan to
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3     in a FEMA Disaster area. A post disaster inspection report is needed verifying there is no damage to the                 *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   test as Safe Harbor QM.
                                                                                                                                                subject property. The post disaster inspection report must be dated after the disaster declaration end date.
                                                      *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3                                                                                                                             *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                                                *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of              Disclosure within 3 days of the loan application date. - EV2                                                                                                          COMMENT: 2024/XX/19: A Mortgage Insurance certificate is missing, and evidence all parties were checked through GSA and LDP is missing.
                                                      *** (OPEN) The FHA Minimum Required Investment was not met per the documented Assets in   the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government
                                                      file. - EV3                                                                               Documents)                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                COMMENT: 2024/XX/19: Initial HUD 92900- A is dated 11/XX/2016.                                                           Homeownership Counseling Organizations to borrower. - EV2                                                                                                             Disclosure within 3 days of the loan application date.
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: No evidence of appraisal being sent to borrower 3 days prior to closing.
                                                      within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the                                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender
                                                      Loan Application 92900-A (Government Documents) - EV2                                                                                                                                                              Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2                                 *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business    COMMENT: 2024/XX/19: List of Homeownership Counseling Organizations missing in file.
                                                                                                                                                                                                                                                                         days of application. (Initial/10/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Lender Credits was disclosed on initial Loan estimate as -$XXX but disclosed but final Closing Disclosure -$XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application. (Initial/10/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Initial Loan Estimate is not signed.
736245966 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NC    6/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
736245967 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2020 did not       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2020 did not   B           B           Yes      No                   SC    12/XX/2020   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing                                                                                                                                                  SHQM         SHQM
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         information available. (Initial/12/XX/2020) - EV2                                                                                                                     based on best information available. (Initial/12/XX/2020)                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/08: Incomplete information provided closing disclosure with missing date issued,
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2020 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2020 did not
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing
                                                                                                                                                                                                                                                                         information available. (Interim/12/XX/2020) - EV2                                                                                                                     requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/08: Incomplete information provided closing disclosure with missing date issued,
736245971 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   IL    3/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2023) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2023)                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/17: The property is located in a FEMA disaster area.  Provide a post-disaster inspection                EV2                                                                                                                                                                   COMMENT: 2025/XX/21: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                verifying there was no damage.  The inspection must include exterior photos and the property must be re-
                                                                                                                                                inspected on or after XX/XX/XXXX declared end date.
736245972 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Missing Document: Approval not provided                                                           2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the      B           B           Yes      No                   TX    5/XX/2019    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2025/XX/21: Approval/AUS not provided.                                                                          borrower. - EV2                                                                                                                                                       borrower.                                                                                                                                                                                                                                                                                             QM           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/21: CHARM Booklet Disclosure disclosure not provided in file.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                *** (OPEN) TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure COMMENT: 2025/XX/21: Federal FACTA Disclosure not provided in file.
                                                                                                                                                                                                                                                                         provided on 05/XX/2019 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/05/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure    Disclosure provided on 05/XX/2019 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/05/XX/2019)
                                                                                                                                                                                                                                                                         provided on 05/XX/2019 is under-disclosed from the calculated APR of XXX% outside of 0.250% tolerance. (Final/05/XX/2019) - EV2                                       COMMENT: 2025/XX/21: Maximum rate provided matches final CD.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019        *** (OPEN) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   Disclosure provided on 05/XX/2019 is under-disclosed from the calculated APR of XXX% outside of 0.250% tolerance. (Final/05/XX/2019)
                                                                                                                                                                                                                                                                         under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    COMMENT: 2025/XX/21: Final Closing Disclosure provided on 05/XX/2019 is under-disclosed from the calculated APR of XXX% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2019 with an   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/05/XX/2019) -   is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/21: Finance Charge disclosed as $XXX vs actual calculated amount of $XXX Variance of  $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2019 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the  *** (OPEN) TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2019 with
                                                                                                                                                                                                                                                                         loan. (Final/05/XX/2019) - EV2                                                                                                                                        an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/05/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: COMMENT: 2025/XX/21: Final Closing Disclosure provided on 05/XX/2019 with an increasing payment disclosed the maximum possible amount of principal and interest
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 05/XX/2019 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual       that does not match the actual maximum amount for the loan.
                                                                                                                                                                                                                                                                         maximum payment for the loan. (ProjSeq:4/2686940) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: 05/XX/2019 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 05/XX/2019 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual       earliest date for the loan. (Final/05/XX/2019)
                                                                                                                                                                                                                                                                         maximum payment for the loan. (ProjSeq:3/2686939) - EV2                                                                                                               COMMENT: 2025/XX/21: Maximum principle and interest matches input from final CD.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019     *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                         disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match on Closing Disclosure dated 05/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        the actual maximum payment for the loan. (ProjSeq:4/2686940)
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2019) - EV2                                                                                           COMMENT: 2025/XX/21: Maximum principle and interest from payment stream 4 matches input from final CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2686939)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/21: Maximum principle and interest for payment stream 3 matches input from final CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/21: Total of Payments disclosed as $XXX vs actual calculate amount of $XXX. Variance of $XXX.
736245973 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Loan amount discrepancy. - EV3                                   *** (OPEN) AUS Findings: Loan amount discrepancy.                                                            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   TX    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2025/XX/22: AUS loan amount of $XXX does not match Note loan amount of $XXX.                                    match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) AUS Findings: Mortgage type discrepancy. - EV3                                                                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/22: Loan Designation discrepancy due to missing mortgage insurance, and, loan amount on Note differs from loan amount on DU.                                                                                                                                                         (GSE/Agency
                                                                                                                                                *** (OPEN) AUS Findings: Mortgage type discrepancy.                                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                                                                                                                                                                                                                       Eligible)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    COMMENT: 2025/XX/22: Loan is missing mortgage insurance required by the AUS.                                             business days prior to closing. (Initial/03/XX/2018) - EV2                                                                                                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                     (3) business days prior to closing. (Initial/03/XX/2018)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  COMMENT: 2025/XX/21: Initial Closing disclosures dated 03/XX/2018 not provided to borrower at least 3 days prior to closing.
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX       amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222) - EV2                                     COMMENT: 2025/XX/21: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX without a valid COC. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                                                                                                                                                                                                                                                                                                                                                                                                               Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/21: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $XXX exceeds tolerance of $XXX without a valid COC. Insufficient or no cure was provided to the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/21: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX without a valid COC. Insufficient or no cure was provided to the borrower.
736244664 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    10/XX/2009   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736245975 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan       *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan   C           C           Yes      No                   AZ    1/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       ATR Risk
                                                                                                                                                COMMENT: 2025/XX/24: Two months bank statements were not provided from XXX account verifying funds in the                Designation of ATR Risk. - EV3                                                                                                                                        Designation of ATR Risk.
                                                      *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                         amount of $XXX.                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/24: Sufficient assets were not verified to cover AUS required reserves.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                              the loan is at ATR risk. - EV3                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                COMMENT: 2025/XX/23: Two months bank statements were not provided from XXX account verifying funds in the                                                                                                                                                                                      components, the loan is at ATR risk.
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       amount of $XXX.                                                                                                          *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    COMMENT: 2025/XX/24: Sufficient assets were not verified to cover AUS required reserves.
                                                                                                                                                                                                                                                                         requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. -  *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                                                                                                                                                                                                 *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                      EV3                                                                                       COMMENT: 2025/XX/23: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                of $XXX.                                                                                                                 copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2022) - EV2                                                    COMMENT: 2025/XX/24: Sufficient assets were not verified to cover AUS required reserves.
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B)  *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                                                                                                                                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                      (Government Documents) - EV2                                                              COMMENT: 2025/XX/23: Two months bank statements were not provided from XXX account verifying funds in the                                                                                                                                                                                      provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2022)
                                                                                                                                                amount of $XXX.                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/23: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the
                                                      Loan Application 92900-A (Government Documents) - EV2

                                                      *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure:
                                                      FHA - Real Estate Certification (Government Documents) - EV2
736244665 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 UT    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244666 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 UT    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/24: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2013. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                     *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244667 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736245977 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).               2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   CA    1/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      seller). - EV2                                                                            COMMENT: 2025/XX/23: Deal settings indicate origination guidelines are not available for this review.                    receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023)                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2025/XX/23: Appraisal report dated 01/XX/2023 is missing evidence of borrower receipt.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
736244669 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736244828 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                   D           D           Yes      No        Missing    NJ    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 30 days prior to the note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244825 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         was used between Application Date and Transaction Date. - EV2                                                                                                         $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/20: Itemization of amount financed did not disclose an attorney fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section
                                                                                                                                                                                                                                                                         50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of
                                                                                                                                                                                                                                                                         guaranty of surety of a TX Home Equity loan in file. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.83241% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal
                                                                                                                                                                                                                                                                         Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.83241%.) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736244801 XXX       XXX    XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               after using credit score. - EV2
736244810 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    11/XX/2009   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2009. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736244822 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                 2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    6/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2018/XX/03: FHA Mortgage Insurance  Certificate is not in the loan docs
                                                      *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA -                                                                                                                            *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      Amendatory Clause (Government Documents) - EV2                                            *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause
                                                                                                                                                (Government Documents)
                                                      *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: COMMENT: 2018/XX/03: The Amendatory clause was signed at closing.
                                                      FHA - Real Estate Certification (Government Documents) - EV2
                                                                                                                                                *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate
                                                                                                                                                Certification (Government Documents)
                                                                                                                                                COMMENT: 2018/XX/03: The real estate certification was signed at closing by all parties
736245980 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   TX    1/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                                                                                                                COMMENT: 2025/XX/24: The total verified Assets of $XXX and required for Closing of $XXX. Provide the                     match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                     SHQM
                                                      *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                         additional assets to satisfy the assets requirement.                                                                                                                                                                                                                                           COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test as ATR risk.                                                                                                                                                                                       (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,                                                                                                                                                                                                                                                                                                          Eligible)
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                              the loan is at ATR risk. - EV3                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                COMMENT: 2025/XX/24: The total verified Assets of $XXX and required for Closing of $XXX. Provide the                                                                                                                                                                                           components, the loan is at ATR risk.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    additional assets to satisfy the assets requirement.                                                                     *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test as ATR risk.
                                                      the most recent FEMA disaster. - EV3
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                      *** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA -         COMMENT: 2025/XX/24: As per the AUS dated 12/XX/2019 the DTI is 51.60%, but as per FHA loan underwriting the             requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                COMMENT: 2025/XX/24: Sufficient assets were not verified as required which makes the loan not agency salable and not eligible to be insured by FHA.
                                                      Important Notice to Homebuyer (92900-B) (Government Documents) - EV3                      DTI is 56.752%. Provide the correct AUS.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA              guarantee or insurance by the appropriate agency. - EV3                                                                                                               doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                disaster.                                                                                                                                                                                                                                                                                      COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test to ATR requirements.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     COMMENT: 2025/XX/24: The subject property is located in a FEMA Disaster area. A post-disaster inspection                 *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                      seller). - EV2                                                                            verifying there was no damage to the subject property is required.                                                       Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                *** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to                    *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test to QM requirement of maximum 43% DTI.
                                                                                                                                                Homebuyer (92900-B) (Government Documents)                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2
                                                                                                                                                COMMENT: 2025/XX/24: FHA - Important Notice to Homebuyer (92900-B) is missing in file.                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2                                                    COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test to QM standard documentation requirements.
                                                                                                                                                COMMENT: 2025/XX/24: As per the AUS dated 12/XX/2019 the DTI is 51.60%, but as per FHA loan underwriting the
                                                                                                                                                DTI is 56.752%. Provide the correct AUS.                                                                                 *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                    not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/24: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliant Higher Priced Mortgage Loan.
736244816 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
736245981 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   IL    12/XX/2022   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 QM (APOR)    QM (APOR)
736244815 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244819 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245982 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       No                   TX    10/XX/2022   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2022) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2022)
                                                                                                                                                COMMENT: 2025/XX/24: The subject property is located in a FEMA Disaster area. Require a post-disaster                                                                                                                                                                                          COMMENT: 2025/XX/24: No evidence of appraisal being sent to borrower 3 days prior to closing.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 inspection verifying there was no damage to the subject property.

                                                      *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3                             *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                                                COMMENT: 2025/XX/24: The hazard insurance coverage is insufficient by $XXX Provide updated policy reflecting
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     minimum coverage of $XXX.4 or provide copy of insurer's replacement cost estimate supporting current
                                                      seller). - EV2                                                                            coverage amount.

                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, TX
                                                                                                                                                COMMENT: 2025/XX/24: Require Hazard Insurance and Tax cert for primary property.
736244831 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           No       Yes       Final HUD1 MD    3/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2
736244826 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2
736244829 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                                                           B           B           No       Yes       Final HUD1 NC    9/XX/2011    Refinance     Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736244811 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    8/XX/2011    Purchase      Primary     XXX        $XXX
736245984 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   NV    8/XX/2021    Purchase      Primary     XXX        $XXX                  Exempt from  Exempt from
                                                      seller). - EV2                                                                                                                                                                                                     receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2021) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2021)                                                                                                                                     ATR          ATR
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2025/XX/24: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/08/XX/2021) - EV2                                                                                                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a    COMMENT: 2025/XX/24: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                         change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/24: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least 3 business days prior to consummation.
736244827 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    10/XX/2010   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2010 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244800 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010                                                                                                                                                                   B           B           No       Yes       Final HUD1 OK    10/XX/2010   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245986 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MA    4/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      the most recent FEMA disaster. - EV3                                                      disaster.
                                                                                                                                                COMMENT: 2025/XX/29: The subject property is located in a FEMA Disaster area. Require a post-disaster
                                                      *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                          inspection verifying there was no damage to the subject property.

                                                                                                                                                *** (OPEN) Loan is not using the new FNMA Legal Documents.
                                                                                                                                                COMMENT: 2025/XX/29: Incorrect Note version used.
736244808 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WI    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736244803 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2010, GFE Date: 04/XX/2010 - EV2                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OR    6/XX/2010    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2
736244818 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    9/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736244813 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 TX    3/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245987 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2  *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.    B           B           Yes      No                   MD    6/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/29: MD - Home Counseling Disclosure and MD - Home Counseling Agencies List provided to Borrower(s).
736244821 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MS    3/XX/2012    Purchase      Primary     XXX        $XXX
736244812 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    3/XX/2008    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244809 XXX       XXX    XXX       2                *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal /                                                                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    3/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Valuation Report Date: 03/XX/2009 - EV2                                                                                                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736244799 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MD    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         outside of XXX% tolerance. - EV2                                                                                                                                      $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/29: Unable to determine under disclosure due to missing Itemization of amount financed
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245996 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TN    5/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
736244817 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 WI    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/20: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245999 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2022 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2022 on a first lien purchase      B           B           Yes      No                   GA    8/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Final/08/XX/2022) - EV2                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Final/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/29: The Seller paid fees on the Consumer's CD are $XXX.  Missing Seller Closing Disclosure.
736244695 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2019/XX/10: High Cost testing complete - Premium and terms documented in file
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
736246000 XXX       XXX    XXX       3        3       *** (OPEN) 1003/Declarations are incomplete:  D. 1. Have you or will you be applying for  *** (OPEN) 1003/Declarations are incomplete:  D. 1. Have you or will you be applying for a mortgage loan on  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   OR    5/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      a mortgage loan on another property (not the property securing this loan) on or before    another property (not the property securing this loan) on or before closing this transaction that is not closing this transaction that is not disclosed on this loan application? reflects neither disclosed on this loan application? reflects neither Yes nor No.  Unable to determine qualification without
                                                      Yes nor No.  Unable to determine qualification without this information.: Borrower: XXX - this information.: Borrower: XXX
                                                      EV3                                                                                       COMMENT: 2025/XX/29: Missing an Initial and Final 1003 for non-occupying Co-borrower. (signed and dated).

                                                      *** (OPEN) 1003/Declarations are incomplete:  D. 2. Have you or will you be applying for  *** (OPEN) 1003/Declarations are incomplete:  D. 2. Have you or will you be applying for any new credit any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this
                                                      that is not disclosed on this application? reflects neither Yes nor No.  Unable to        application? reflects neither Yes nor No.  Unable to determine qualification without this information.:
                                                      determine qualification without this information.: Borrower: XXX - EV3                    Borrower: XXX
                                                                                                                                                COMMENT: 2025/XX/29: Missing an Initial and Final 1003 for non-occupying Co-borrower. (signed and dated).
                                                      *** (OPEN) 1003/Declarations are incomplete:  E. Will this property be subject to a lien
                                                      that could take priority over the first mortgage lien, such as a clean energy lien paid   *** (OPEN) 1003/Declarations are incomplete:  E. Will this property be subject to a lien that could take
                                                      through property taxes (e.g., the Property Assessed Clean Energy Program)? reflects       priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the neither Yes nor No.  Unable to determine eligibility without this information.: Borrower: Property Assessed Clean Energy Program)? reflects neither Yes nor No.  Unable to determine eligibility
                                                      XXX - EV3                                                                                 without this information.: Borrower: XXX
                                                                                                                                                COMMENT: 2025/XX/29: Missing an Initial and Final 1003 for non-occupying Co-borrower. (signed and dated).
                                                      *** (OPEN) 1003/Declarations are incomplete:  F. Are you a co-signer or guarantor on any
                                                      debt or loan that is not disclosed on this application? reflects neither Yes nor No.      *** (OPEN) 1003/Declarations are incomplete:  F. Are you a co-signer or guarantor on any debt or loan that
                                                      Unable to determine qualification without this information.: Borrower: XXX - EV3          is not disclosed on this application? reflects neither Yes nor No.  Unable to determine qualification without this information.: Borrower: XXX
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      COMMENT: 2025/XX/29: Missing an Initial and Final 1003 for non-occupying Co-borrower. (signed and dated).

                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                                                COMMENT: 2025/XX/29: Missing completed and signed IRS Form 4506-C for non-occupying Co-borrower whose income
                                                      *** (OPEN) Incomplete Document: 1003 Final is incomplete - EV3                            was used to qualify.

                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     *** (OPEN) Income Docs Missing:: Borrower: XXX
                                                      seller). - EV2                                                                            COMMENT: 2025/XX/29: Missing completed and signed IRS Form 4506-C for non-occupying Co-borrower whose income was used to qualify.
                                                      *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2
                                                                                                                                                *** (OPEN) Incomplete Document: 1003 Final is incomplete
                                                                                                                                                COMMENT: 2025/XX/29: Missing Final 1003 for non-occupying Co-borrower (signed and dated).

                                                                                                                                                *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete
                                                                                                                                                COMMENT: 2025/XX/29: Missing Initial 1003 for non-occupying Co-borrower (signed and dated).
736244838 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    11/XX/2001   Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736244839 XXX       XXX    XXX       1                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 IL    1/XX/2009    Purchase      Primary     XXX        $XXX
736245993 XXX       XXX    XXX       2        1       *** (CLEARED) Credit Exception: - EV1                                                     *** (CLEARED) Credit Exception:                                                                              2           *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not   *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did   A           B           Yes      No                   CA    4/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Higher
                                                                                                                                                COMMENT: 2023/XX/19: KNOWN DEFECT-EPD                                                                                    match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR). - EV2                  not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                    QM (APOR)    Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/06: LD restated to higher priced qm apor.                                                                                                                                                                                                                                                         (APOR)
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                                                                                                                                                                                                                                         Diligence Loan Designation of Higher Priced QM (APOR). - EV1                                                                                                          *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                               Diligence Loan Designation of Higher Priced QM (APOR).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/06: Loan has been identified as a Federal Higher-Priced Mortgage Loan: resulting in a Loan Designation discrepancy.
736244841 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2011 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/21: TIL itemization did not disclose a Courier Fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                         to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV1
736245992 XXX       XXX    XXX       2        2       *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2        *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                 2           *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in    *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated   B           B           No       No                   TX    6/XX/2022    Purchase      Second Home XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2023/XX/20: The loan was AUS approved however the calculated DTI exceeds max allowable DTI on AUS               accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.45626% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded   in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.45626% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be
                                                      *** (WAIVED) Credit Exception: - EV2                                                      of 50%.                                                                                                                  with compensating factors.) - EV2                                                                                                                                     regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/20: The calculated DTI exceeds max allowable DTI per AUS of 50%.
                                                      *** (CLEARED) Unable to determine guidelines used for origination. Due diligence review   *** (WAIVED) Credit Exception:                                                                                           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                      may be based on non-origination guidelines (i.e. aggregator, seller). - EV1               COMMENT: 2023/XX/20: Verified disclosed defect. The calculated DTI of 50.44% exceeds max allowable DTI of                Designation of ATR Risk. - EV1                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence
                                                                                                                                                50% per AUS. SSI $XXX + IRA $XXX + pension $XXX = $XXX. credit debt $XXX + primary home $XXX + subject PITIA                                                                                                                                                                                   Loan Designation of ATR Risk.
                                                                                                                                                $XXX = $XXX. $XXX / $XXX = 50.46%.                                                                                       *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, COMMENT: 2023/XX/20: The loan was AUS approved however the calculated DTI exceeds max allowable DTI on AUS of 50%.
                                                                                                                                                                                                                                                                         the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/06/XX/2022) - EV1                                                                                                        COMMENT: 2023/XX/20: The loan was AUS approved however the calculated DTI exceeds max allowable DTI on AUS of 50%.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/25: The file does not contain evidence the closing disclosure dated 6/XX/2022 was received by borrower at least 3 business days prior to closing.
736244840 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           No       No        Missing    IL    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              for compliance testing. - EV2

                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245991 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (WAIVED) AUS Findings: Combined High loan to value discrepancy.                                          2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing            B           B           Yes      No                   CA    7/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2023/XX/22: Verified disclosed defect. Interested Party contributions of $XXX exceed Borrower's                 EV2                                                                                                                                                                   Disclosure.
                                                                                                                                                closing costs of $XXX, which resulted in an LTV of over the 80% approved on the AUS.                                                                                                                                                                                                           COMMENT: 2023/XX/05: Disclosure summary and file docu,entation confirm CD with missing page 5 figures and no issue date was never disclossed to borrower.
                                                      *** (WAIVED) AUS Findings: Combined High loan to value discrepancy. - EV2                                                                                                                                          *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                                                                                                                *** (WAIVED) AUS Findings: Combined loan to value discrepancy.                                                           Designation of ATR Fail. - EV1                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                      *** (WAIVED) AUS Findings: Combined loan to value discrepancy. - EV2                      COMMENT: 2023/XX/22: Verified disclosed defect. Interested Party contributions of $XXX exceed Borrower's                                                                                                                                                                                       Designation of ATR Fail.
                                                                                                                                                closing costs of $XXX, which resulted in an LTV of over the 80% approved on the AUS.                                     *** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable    COMMENT: 2023/XX/04: Additional asset documents are required for Net Proceeds from Sale of property/Equity On Sold Property. Verification borrower received the
                                                      *** (WAIVED) AUS Findings: Down Payment % from Borrower Own Fund. - EV2                                                                                                                                            third-party records. (Net Proceeds from Sale of property/Equity On Sold Property) - EV1                                                                               funds prior to the Note date required. Borrower had insufficient assets at the time of consummation. Interested Party contributions of $XXX exceed Borrower's
                                                                                                                                                *** (WAIVED) AUS Findings: Down Payment % from Borrower Own Fund.                                                                                                                                                                                                                              closing costs of $XXX, which resulted in an LTV of over the 80% approved on the AUS.
                                                      *** (WAIVED) AUS Findings: Loan to value discrepancy. - EV2                               COMMENT: 2023/XX/22: Verified disclosed defect. Interested Party contributions of $XXX exceed Borrower's                 *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1
                                                                                                                                                closing costs of $XXX, which eroded the down payments.                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably
                                                      *** (WAIVED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that                                                                                                                          *** (CLEARED) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2022 did not    reliable third-party records. (Net Proceeds from Sale of property/Equity On Sold Property)
                                                      does not have a declared end date. - EV2                                                  *** (WAIVED) AUS Findings: Loan to value discrepancy.                                                                    disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Post-Close/07/XX/2022) -   COMMENT: 2023/XX/04: Additional asset documents are required for Net Proceeds from Sale of property/Equity On Sold Property. Verification borrower received the
                                                                                                                                                COMMENT: 2023/XX/22: Verified disclosed defect. Interested Party contributions of $XXX exceed Borrower's                 EV1                                                                                                                                                                   funds prior to the Note date required. Borrower had insufficient assets at the time of consummation. interested Party contributions of $XXX exceed Borrower's
                                                      *** (CLEARED) The verification of employment is not within 10 business days of the Note.: closing costs of $XXX, which resulted in an LTV of over the 80% approved on the AUS.                                                                                                                                                                                                           closing costs of $XXX, which resulted in an LTV of over the 80% approved on the AUS.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      11/XX/2020 - EV1                                                                          *** (CLEARED) Unable to determine guidelines used for origination. Due diligence review may be based on non-             Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                              COMMENT: 2023/XX/04: Additional assets documents is required for Net Proceeds from Sale of property/Equity On Sold Property.
                                                      *** (CLEARED) The verification of employment is not within 10 business days of the Note.: COMMENT: 2023/XX/19: Loan was AUS approved, however, Non QM designation/guidelines are used to qualify,                  *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           causing this exception.                                                                                                  Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7561)  *** (CLEARED) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2022 did
                                                      06/XX/2020 - EV1                                                                                                                                                                                                   - EV1                                                                                                                                                                 not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Post-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Close/07/XX/2022)
                                                      *** (CLEARED) Unable to determine guidelines used for origination. Due diligence review                                                                                                                            *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for       COMMENT: 2023/XX/05: Issue date not provided on Closing disclosure.
                                                      may be based on non-origination guidelines (i.e. aggregator, seller). - EV1                                                                                                                                        Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                         - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564) - EV1                                 COMMENT: 2023/XX/05: Sufficient cure at closing

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded
                                                                                                                                                                                                                                                                         - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561) - EV1               for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (7561)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Sufficient cure at closing

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Zero Percent fees increased above allowable by $XXX.  Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. Undesignated cure of $XXX on Final CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Zero Percent fees increased above allowable by $XXX.  Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. Undesignated cure of $XXX on Final CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Zero Percent fees increased above allowable by $XXX.  Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. Undesignated cure of $XXX on Final CD.
736244842 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 KS    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2
736245990 XXX       XXX    XXX       2        2       *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2        *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                 2           *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI           B           B           Yes      No                   CA    3/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2023/XX/17: Defect verified. Calculated DTI is higher as REO income could not be verified. File                 accordance with the Lenders Guidelines and 1026.43(c)(5) of 65.95997% significantly exceeds the guideline maximum of 42.00%. (DTI Exception requires compelling       calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 65.95997% significantly exceeds the guideline maximum of 42.00%. (DTI Exception
                                                      *** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2                                    only contains lease agreements.  if the subject property has been owned for at least one year and income                 compensating factors to consider regrading to EV2-B.) - EV2                                                                                                           requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                from the subject property is reported on the Borrower's federal income tax returns, the Seller must use the                                                                                                                                                                                    COMMENT: 2023/XX/17: Calculated DTI is higher as REO income could not be verified. File only contains lease agreements.  if the subject property has been owned
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, NV - EV1                          Schedule E to determine the net rental income or loss. Unable to determine how long properties have been                 *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan    for at least one year and income from the subject property is reported on the Borrower's federal income tax returns, the Seller must use the Schedule E to
                                                                                                                                                owned.                                                                                                                   Designation of ATR Risk. - EV1                                                                                                                                        determine the net rental income or loss. Unable to determine how long properties have been owned.
                                                      *** (CANCELLED) The verification of employment is not within 10 business days of the
                                                      Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:    *** (WAIVED) Income Docs Missing:: Borrower: XXX                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence
                                                      12/XX/2019 - EV1                                                                          COMMENT: 2023/XX/19: Verified defect. Missing the most recent 1040 signed/dated tax return to confirm rental             the loan is at ATR risk. - EV1                                                                                                                                        Loan Designation of ATR Risk.
                                                                                                                                                income by Sch. E or lease agreements.                                                                                                                                                                                                                                                          COMMENT: 2023/XX/20: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to excessive DTI.
                                                      *** (CLEARED) The verification of employment is not within 10 business days of the Note.:                                                                                                                          *** (CLEARED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (CLEARED) REO Documents are missing.: Address: XXX, NV                                                               03/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2022) - EV1                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      04/XX/2021 - EV1                                                                          COMMENT: 2023/XX/19: Missing HOA Verification and Lease Agreement for XXX                                                                                                                                                                                                                      components, the loan is at ATR risk.
                                                                                                                                                Missing HOA verification for XXX and XXX.                                                                                *** (CLEARED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on   COMMENT: 2023/XX/17: Based on the loan failing one or more guideline components, the loan is at ATR risk due to excessive DTI
                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:  Missing Lease Agreement for XXX.                                                                                         03/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2022) - EV1
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                          *** (CLEARED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                      04/XX/2021 - EV1                                                                          *** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                                                                                                                                                                                     03/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2022)
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2021                                                                                                                                                                                                                      COMMENT: 2023/XX/11: Final closing disclosure dated 3/XX/22 reflects no escrows on page one, and page four reflects there are escrows.
                                                                                                                                                COMMENT: 2023/XX/14: Missing within 10 days from closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided
                                                                                                                                                *** (CANCELLED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                                                                                                                                                                                   on 03/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2022)
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2019                                                                                                                                                                                                                      COMMENT: 2023/XX/11: Final closing disclosure dated 3/XX/22 reflects no escrows on page one, and page four reflects there are escrows.
                                                                                                                                                COMMENT: 2023/XX/14: Written VOE provided

                                                                                                                                                *** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2021
                                                                                                                                                COMMENT: 2023/XX/14: Missing for current employer within 10 days from closing.

                                                                                                                                                *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2021
                                                                                                                                                COMMENT: 2023/XX/14: Missing for the current employer within 10 days from closing.
736244837 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of                                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               any applicable compliance testing. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245994 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.38523% is in excess of the investor                                                                                                                                                                     B           B           Yes      No                   AZ    9/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of
                                                                                                                                                                                                                                                                         $XXX (an overage of $XXX or .38523%). - EV2
736244866 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    10/XX/2009   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
736245995 XXX       XXX    XXX       2        2       *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2        *** (WAIVED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   NC    7/XX/2022    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2023/XX/17: Verified stated defect - Calculated investor qualifying total debt ratio of 54.27%
                                                                                                                                                exceeds AUS total debt ratio of 30.18%. Lender has considered RSU income of $XXX. RSU income cannot be considered as borrower has less two-years history and no documentation to support a 3-years continuance as well.
736244857 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2013 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 TX    7/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
736244855 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NY    6/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
736246074 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   DC    8/XX/2019    Refinance     Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                                                                                                                COMMENT: 2025/XX/12: Unable to determine guideline asset requirements due to missing guidelines.                         Designation of ATR Risk. - EV3                                                                                                                                        Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                         QM
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2025/XX/11: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.                                    qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      EV3                                                                                                                                                                                                                                                                                                                                                                                      qualifying total debt ratio.
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    COMMENT: 2025/XX/12: Unable to determine guideline maximum allowable DTI.  Guidelines were not provided.
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2025/XX/12: Unable to determine guideline income and employment requirements due to missing                     the loan is at ATR risk. - EV3
                                                                                                                                                guidelines.                                                                                                                                                                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       components, the loan is at ATR risk.
                                                      seller). - EV2                                                                                                                                                                                                     missing guidelines. Loan characteristics are DTI: 48.49720%, LTV/CLTV: XXX%/XXX%, Credit Score: 707, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3   COMMENT: 2025/XX/12: Guidelines were not provided.

                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                missing guidelines. Loan characteristics are DTI: 48.49720%, LTV/CLTV: XXX%/XXX%, Credit Score: 707, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 48.49720%, LTV/CLTV: XXX%/XXX%, Credit Score:
                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         707, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/Bank Statements) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               COMMENT: 2025/XX/12: Unable to determine income and asset requirements due to missing guidelines.

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   Appendix Q. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2                                                                                                                           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided Timely): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage Disclosure COMMENT: 2025/XX/11: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the
                                                                                                                                                                                                                                                                         not provided to borrower within three (3) business days of application. - EV2                                                                                         appropriate agency.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV2                                                                                                          application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                    *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by    COMMENT: 2025/XX/11: The Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) was not provided to the borrower within three (3) days of the
                                                                                                                                                                                                                                                                         the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                                                              application. Please remove or clear exceptions

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  *** (OPEN) DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided Timely): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  Disclosure not provided to borrower within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Mortgage Disclosure not provided to borrower within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         *** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal     COMMENT: 2025/XX/11: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV2                                                                                                          application date.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or provided on 08/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/08/XX/2019) - EV2                  greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:4/2704155) - EV2                                                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  COMMENT: 2025/XX/11: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:3/2704154) - EV2                                                                                                                                       *** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  COMMENT: 2025/XX/11: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the     application date
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/2704153) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) Disclosure provided on 08/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/08/XX/2019)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/08/XX/2019) - EV2                                                                                                            COMMENT: 2025/XX/11: Adjustable Interest Rate Table: Final Closing Disclosure provided on 08/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                         Borrower(s) within three (3) business days of application. (Initial/07/XX/2019) - EV2                                                                                 *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     for the loan. (ProjSeq:4/2704155)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2025/XX/11: Projected Payments section (pg 1)- one of these occurred for the indicated paystream: 1) The "Principal & Interest" Min or Max payment amount(s) is blank; 2) The "Principal & Interest" MIn or Max payment amount(s) do not mach the calculated payment for the loan. See "View TRID Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments" on the Fee Analyzer tab on the Compliance screen for details.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2704154)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Projected Payments section (pg 1)- one of these occurred for the indicated paystream: 1) The "Principal & Interest" Min or Max payment amount(s) is blank; 2) The "Principal & Interest" MIn or Max payment amount(s) do not mach the calculated payment for the loan. See "View TRID Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments" on the Fee Analyzer tab on the Compliance screen for details.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 08/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2704153)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Projected Payments section (pg 1)- one of these occurred for the indicated paystream: 1) The "Principal & Interest" Min or Max payment amount(s) is blank; 2) The "Principal & Interest" MIn or Max payment amount(s) do not mach the calculated payment for the loan. See "View TRID Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments" on the Fee Analyzer tab on the Compliance screen for details.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/08/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower(s) within three (3) business days of application. (Initial/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $2,772.00 exceeds tolerance of $2,080.00.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,772.00 exceeds tolerance of $2,080.00. Insufficient, so please provide COC/Final CD for changed fee amount.
736244853 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    11/XX/2012   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736244794 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                  B           B           No       Yes       Final HUD1 TN    8/XX/2011    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736246105 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Missing Document: Flood Insurance Policy not provided                                             3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           No       No                   FL    2/XX/2022    Refinance     Second Home XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2025/XX/11: Flood Insurance Policy is not provided.                                                             Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Guidelines were not provided which caused the loan to test as QM (APOR) fail.
                                                      *** (OPEN) Flood Insurance Error: Insurance premium was not provided. - EV3               *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                                                                                                                COMMENT: 2025/XX/11: Guidelines were not provided.                                                                       qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3                                                                                                                                                                                                                                                                                                                   qualifying total debt ratio.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/12: Unable to determine guidelines maximum allowable DTI.  Guidelines were not provided.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              missing guidelines. Loan characteristics are DTI: 30.91648%, LTV/CLTV: XXX%/XXX%, Credit Score: 703, Occupancy: Second Home, Purpose: Refinance, Cash-out - Other -
                                                      seller). - EV2                                                                                                                                                                                                     EV3                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.91648%, LTV/CLTV: XXX%/XXX%, Credit Score: 703, Occupancy: Second Home, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                         *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%. - EV3                     COMMENT: 2025/XX/11: Unable to determine ability to repay due to missing guidelines.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.87736% is in excess of the allowable maximum of        *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%.
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    COMMENT: 2025/XX/11: QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                         .87736%). - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.87736% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                                                                                                                                                                                                                                         Disclosure. - EV2                                                                                                                                                     or .87736%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Points and Fees on subject loan of 3.87736% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      Disclosure.
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          COMMENT: 2025/XX/11: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                                                                                         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/02/XX/2022) - EV2                                                                                                              COMMENT: 2025/XX/11: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                      Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Final/02/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/11: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
736244864 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MA    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244795 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244868 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided.  Any applicable Federal, State or Local   *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to   D           D           Yes      No        Missing    TX    8/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing is unreliable. - EV3                                                                                                                               missing information.
                                                      *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                                                                                                                                                                                                 COMMENT: 2016/XX/28: Missing final title.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                         - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or
                                                                                                                                                                                                                                                                         Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not
                                                                                                                                                                                                                                                                         receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section
                                                                                                                                                                                                                                                                         50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                                                         Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                                                         Borrower did not receive Notice Concerning Extensions of Credit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market
                                                                                                                                                                                                                                                                         Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2011 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244856 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    6/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736246262 XXX       XXX    XXX       2        1       *** (CLEARED) Credit Exception: - EV1                                                     *** (CLEARED) Credit Exception:                                                                              2           *** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide  *** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not      B           B           Yes      No                   NY    12/XX/2018   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/16: The loan file contained 11 months of bank statements for the income calculation. 1084               a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018) - EV2                                                  provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018)
                                                      *** (CLEARED) Missing Document: Borrower Ability to Repay Attestation not provided - EV1  Income Worksheet also verifies lender only utilized 11 months bank statements.  The subject was approved as                                                                                                                                                                                    COMMENT: 2019/XX/08: No evidence of borrowers receiving copy of appraisal.
                                                                                                                                                a 12 month bank statement program and no lender exception provided.                                                      *** (WAIVED) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found
                                                      *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage                                                                                                                              in file. - EV2                                                                                                                                                        *** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure:  Good Faith Tolerance exceeded for Property Taxes.  Fee Amount of $XXX exceeds
                                                      (VOM) not provided - EV1                                                                  *** (CLEARED) Missing Document: Borrower Ability to Repay Attestation not provided                                                                                                                                                                                                             tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8807)
                                                                                                                                                COMMENT: 2019/XX/16: ATR Disclosure, signed by Borrower, could not be located in file                                    *** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure:  Good Faith Tolerance exceeded for Property Taxes.  Fee Amount of $XXX exceeds       COMMENT: 2019/XX/14: Effective 10/XX/18, TRID amendments provide that certain estimates that were not made in good faith on the LE will be subject to 0%
                                                      *** (CLEARED) Possible FIRREA violation, appraisal is not complete and may not offer                                                                                                                               tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8807) - EV1                                                                                tolerance.  Initial LE disclosed aggregate Property Taxes of $XXX.  Final CD indicated $XXX ($XXX + $XXX + $XXX).  No valid COC in loan file to support the
                                                      substantial backing for value.: Valuation Type: Appraisal / Valuation Report Date:        *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided                                                                                                                                                                                       increase and no cure provided on final CD.
                                                      11/XX/2018 - EV1                                                                          COMMENT: 2019/XX/22: A 12 month VOR was not provided for the borrower's current housing.  Borrower stated                *** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure:  Good Faith Tolerance exceeded for Homeowners Insurance Premium.  Fee Amount of $XXX
                                                                                                                                                they rented for $XXX per month                                                                                           exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8500) - EV1                                                                        *** (CLEARED) TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure:  Good Faith Tolerance exceeded for Homeowners Insurance Premium.  Fee Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8500)
                                                                                                                                                *** (CLEARED) Possible FIRREA violation, appraisal is not complete and may not offer substantial backing for             *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final     COMMENT: 2019/XX/14: Effective 10/XX/18, TRID amendments provide that certain estimates that were not made in good faith on the LE will be subject to 0%
                                                                                                                                                value.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2018                                                    Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               tolerance.  Initial LE disclosed aggregate Homeowner's Insurance of $XXX ($XXX + $XXX).  Final CD indicated $XXX ($XXX + $XXX).  No valid COC in loan file to
                                                                                                                                                COMMENT: 2019/XX/11: The housing trends per the appraisal are in "Over Supply" which is not allowed per the              (Final/12/XX/2018) - EV1                                                                                                                                              support the increase and no cure provided on final CD.
                                                                                                                                                lender guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/12/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/14: A dollar amount was not provided in which the closing costs exceeded limits.
736244860 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           No       Yes       Final HUD1 CA    12/XX/2011   Refinance     Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736244863 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 GA    6/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736246263 XXX       XXX    XXX       2        2       *** (WAIVED) Credit Exception: - EV2                                                      *** (WAIVED) Credit Exception:                                                                               2           *** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and *** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date B           B           Yes      No                   NY    12/XX/2018   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/23: Guidelines require borrower to be in title at time of application.  According to Quick              Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.
                                                      *** (WAIVED) Guideline Requirement: Non-Occupant Borrower is not permitted. - EV2         Claim Deed in file, borrower being added to title at closing.  Non-occupant co-borrower, which is the                                                                                                                                                                                          COMMENT: 2019/XX/12: Cannot determine due to missing documentation
                                                                                                                                                borrower's sibling according to LOE in file, was the only person on title at time of application.                        *** (WAIVED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan:
                                                      *** (CLEARED) Credit Exception: - EV1                                                                                                                                                                              Counseling Disclosure not provided to borrower at the time of application, but within three days of application. - EV2                                                *** (WAIVED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan:
                                                                                                                                                *** (WAIVED) Credit Exception:                                                                                                                                                                                                                                                                 Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
                                                      *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has    COMMENT: 2019/XX/12: Lender Exception Request Report in file to allow the bank statements from XXX Jewelry               *** (WAIVED) New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of XXX% is in excess of allowable   COMMENT: 2019/XX/30: Compliant NY SubPrime Loan.
                                                      not been inspected. - EV1                                                                 to be used as income.                                                                                                    threshold of Prime Mortgage Market Rate XXX% + XXX%, or XXX%.  Compliant SubPrime Loan. - EV2                                                                         Disclosure Tracking Report to confirm disclosure was sent by mail on 08/XX/2018. Disclosure dated 08/XX/2018.

                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (WAIVED) Guideline Requirement: Non-Occupant Borrower is not permitted.                                              *** (WAIVED) TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                   *** (WAIVED) TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
                                                                                                                                                COMMENT: 2019/XX/30: Lender Exception in file for non-occupying borrower on a cash-out refinance; however,                                                                                                                                                                                     COMMENT: 2019/XX/12: Missing appraisal
                                                      *** (CLEARED) Missing Document: Appraisal not provided - EV1                              Non-Occupant Co-Borrower investor guidelines also indicate allowed only on Full Doc loans.  Subject is a                 *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal
                                                                                                                                                bank statement loan.  Unable to determine if exception also allowed bank statement program for non-occupant              not obtained by physical visit to property. - EV1                                                                                                                     *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014):
                                                                                                                                                co-borrower.                                                                                                                                                                                                                                                                                   Appraisal not obtained by physical visit to property.
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did    COMMENT: 2019/XX/17: Missing appraisal
                                                                                                                                                *** (CLEARED) Credit Exception:                                                                                          not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV1
                                                                                                                                                COMMENT: 2019/XX/01: Non-Occupant Co-Borrower Certification, required by investor guidelines, was not found                                                                                                                                                                                    *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application): New York Subprime Loan:
                                                                                                                                                in loan file.                                                                                                            *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application): New York Subprime Loan:           Counseling Disclosure not provided to borrower within three days of application.
                                                                                                                                                                                                                                                                         Counseling Disclosure not provided to borrower within three days of application. - EV1                                                                                COMMENT: 2019/XX/30: Application date of 8/XX/2018.  E-Disclosure package was sent on 08/XX/2018. E-mail dated 09/XX/2018 states that the eDisclosure package had
                                                                                                                                                *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.                                                                                                                                                                                     not been accepted by 09/XX/2018.  Missing borrower acceptance of e-sign consent agreement dated on or prior to the 08/XX/2018.
                                                                                                                                                COMMENT: 2019/XX/17: Will be updated with receipt of missing appraisal                                                   *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to
                                                                                                                                                                                                                                                                         borrower. - EV1                                                                                                                                                       *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to
                                                                                                                                                *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                              borrower.
                                                                                                                                                COMMENT: 2019/XX/08: In addition to missing documentation, unable to determine how income was derived;  CPA              *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice  COMMENT: 2019/XX/17: Not found
                                                                                                                                                indicates two companies merged to only one; however, income from the the other company was used.   It's                  of Taxes and Insurance on 1st lien, subprime loan. - EV1
                                                                                                                                                possible income is declining.                                                                                                                                                                                                                                                                  *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with
                                                                                                                                                                                                                                                                         *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating   Notice of Taxes and Insurance on 1st lien, subprime loan.
                                                                                                                                                                                                                                                                         that the subprime loan is subject to Section 6-m of the Banking Law. - EV1                                                                                            COMMENT: 2019/XX/23: Not found

                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -   *** (CLEARED) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   stating that the subprime loan is subject to Section 6-m of the Banking Law.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/17: Not found
                                                                                                                                                                                                                                                                         *** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                                                                                                                                                                                         borrower within three (3) days of application. - EV1                                                                                                                  *** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/30: Only ARM Disclosure was provided at closing.  Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide
                                                                                                                                                                                                                                                                         a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV1                                                  *** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal      COMMENT: 2019/XX/30: Only ARM Disclosure, which also includes the CHARM Disclosure, was provided at closing.  Evidence of earlier borrower receipt was not found
                                                                                                                                                                                                                                                                         Disclosure. - EV1                                                                                                                                                     in file.

                                                                                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of       *** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                   Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: Not found in file.
                                                                                                                                                                                                                                                                         *** (CLEARED) New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: New York Subprime Loan: APR on subject loan of XXX% is in excess of
                                                                                                                                                                                                                                                                         allowable threshold of Prime Mortgage Market Rate XXX% + XXX%, or XXX%.  Non-Compliant SubPrime Loan. - EV1                                                           *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1                                              COMMENT: 2019/XX/22: All costs entered match final CD in file.

                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank *** (CLEARED) New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: New York Subprime Loan: APR on subject loan of XXX% is in excess of
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV1                                  allowable threshold of Prime Mortgage Market Rate XXX% + XXX%, or XXX%.  Non-Compliant SubPrime Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/30: All costs entered match final CD
                                                                                                                                                                                                                                                                         *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Disclosure. - EV1                                                                                                                                                     *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/17: Not found
                                                                                                                                                                                                                                                                         *** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                         estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1     Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: Not found
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018
                                                                                                                                                                                                                                                                         disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/20/2018) - EV1                                                       *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Disclosure.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  COMMENT: 2019/XX/22: Not found
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Final/XX/20/2018) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure:
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Servicing Disclosure Status: File does not evidence the consumer was provided with the Servicing Disclosure. - EV1                                 Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Missing LE(s) from file

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/20/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Final CD indicates XXX vs calculated of XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Only CD in file is fiinal CD

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Servicing Disclosure Status: File does not evidence the consumer was provided with the Servicing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: Missing from file and no LE
736244861 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 ID    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246140 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   AZ    4/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
736244792 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    10/XX/2009   Purchase      Primary     XXX        $XXX
736246138 XXX       XXX    XXX       2        1       *** (CLEARED) More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month   *** (CLEARED) More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.              2           *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure         B           B           Yes      No                   FL    6/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      period. - EV1                                                                             COMMENT: 2019/XX/30: Missing borrower signed LOE                                                                         06/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/XX/2019) - EV2                                  provided on 06/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Total due for homeowner's policy is $XXX.  This includes $XXX in fees and $XXX in taxes.  These are a one time fee.
                                                      *** (CLEARED) Up to 3 NSF checks and overdraft protection transfers in the most recent                                                                                                                             *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                      12-month period are allowed with explanation from the borrower per guideline.                                                                                                                                      Designation of ATR Fail. - EV1                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                      Explanation not found in file. - EV1                                                                                                                                                                                                                                                                                                                                                     Designation of ATR Fail.
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Employment - Bank Statements: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using   COMMENT: 2019/XX/27: ATR fail due to DTI and missing income docs.  Income verified is less than lender calculation.  Docs provided do not evidence borrower has
                                                                                                                                                                                                                                                                         reasonably reliable third-party records. (XXX XXX/Bank Statements) - EV1                                                                                              been self employed for 2 years.

                                                                                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                               *** (CLEARED) General Ability To Repay Provision Employment - Bank Statements: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: VVOE and secretary of state is on a company named XXX and borrowers company is named XXX.  XXX was only established on 5/XX/18 and only shows borrower as a manager.  Business licenses provided show borrower has been a licensed XXX for 2 years, but not self employed for 2 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/27: Missing documentation showing borrower's business has been in existence for a minimum of two years.
736244858 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    10/XX/2009   Purchase      Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246139 XXX       XXX    XXX       2        2       *** (WAIVED) Income Docs Missing: - EV2                                                   *** (WAIVED) Income Docs Missing:                                                                            2           *** (WAIVED) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure         B           B           Yes      No                   CA    6/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/27: Borrower has excessive NSF or overdraft activity in the past 24 months.                                                                                                                                                                                                   provided on 06/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/XX/2019)
                                                      *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1                                                                                                                             *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on COMMENT: 2019/XX/10: Seciton F. Prepaids for Homeowner's Insurance Premium on the final CD includes a one time fee of $XXX.
                                                                                                                                                *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.                                         06/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/XX/2019) - EV2
                                                      *** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided - EV1     COMMENT: 2019/XX/02: Final signed settlement statement for the sale of the borrowers' current primary                                                                                                                                                                                          *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                residence was not provided.                                                                                              *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final       Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                      *** (CLEARED) PITIA months reserves is less than 3 months and below guideline minimum                                                                                                                              Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               (Final/06/XX/2019)
                                                      requirements. - EV1                                                                       *** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided                                          (Final/06/XX/2019) - EV2                                                                                                                                              COMMENT: 2019/XX/12: Valid coc not provided and no tolerance cure was provided.
                                                                                                                                                COMMENT: 2019/XX/10: Missing signed and dated satisfactory explanation from the borrower for the NSF and/or
                                                                                                                                                overdraft activity in the prior 24 months.                                                                               *** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount *** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                *** (CLEARED) PITIA months reserves is less than 3 months and below guideline minimum requirements.                                                                                                                                                                                            COMMENT: 2019/XX/12: Additional wire fee and escrow fees added on CD that were not disclosed on LE in Section B or C along with recording fees total exceeds 10%
                                                                                                                                                COMMENT: 2019/XX/02: Final signed settlement statement for the sale of the borrowers' current primary                    *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title allowance.
                                                                                                                                                residence was not provided.                                                                                              - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                         - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179) - EV1                                 COMMENT: 2019/XX/10: Valid coc not provided and no tolerance cure was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/10: Valid coc not provided and no tolerance cure was provided.
736244867 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 WA    2/XX/2011    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
736246137 XXX       XXX    XXX       2        1       *** (CANCELLED) Missing Document: Bankruptcy Documents not provided - EV1                 *** (CANCELLED) Missing Document: Bankruptcy Documents not provided                                          2           *** (WAIVED) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days   *** (WAIVED) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3)    B           B           Yes      No                   PA    6/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/25: Credit Report shows Chapter 7 Bankruptcy was discharged 02/XX/11. There are no                      prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                  days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                bankruptcy documents in the file.                                                                                                                                                                                                                                                              COMMENT: 2019/XX/13: Rec'd confirmation that ARM disclosure was provided on 06/XX/2019.  Program change occurred on 06/XX/2019 and disclosure was not provided at
                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV1                            least 3 business days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/05: Initial 1003 shows loans as Fixed Rate. ARM disclosure is not dated or signed by the borrower; unable to determine when the ARM Disclosure was provided to the borrower.
736244865 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736246246 XXX       XXX    XXX       2        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                            2           *** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019           *** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019       B           B           Yes      No                   TX    5/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/26: Missing verbal Verification of Employment (VVOE) completed within 10 days of closing                incorrectly disclosed whether the loan allows for Assumption. (Final/05/XX/2019) - EV2                                                                                incorrectly disclosed whether the loan allows for Assumption. (Final/05/XX/2019)
                                                      *** (CLEARED) Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not      for the co-borrower.                                                                                                                                                                                                                                                                           COMMENT: 2019/XX/21: Note is assumable and Closing Disclosure reflects loan is not assumable.
                                                      provided - EV1                                                                                                                                                                                                     *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                *** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided                                          Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1
                                                      *** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided - EV1     COMMENT: 2019/XX/02: Rec'd credit refresh report in trailing docs; missing borrower signed LOE for new inquiry with Credit One Bank on 05/XX/2019.  LOE required to verify if new credit was obtained.
                                                      *** (CLEARED) Missing Document: Credit Report Comparison not provided - EV1
736244859 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WI    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246052 XXX       XXX    XXX       1        1       *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1             *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.                                      1           *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal      *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal  A           A           Yes      No                   IL    5/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/17: The loan file does not contain enough reserves to cover the required amount of 6                    Disclosure within 3 days of the loan application date. - EV1                                                                                                          Disclosure within 3 days of the loan application date.
                                                      *** (CLEARED) Public Record Issue:: Credit Report: Original // Public Record Type:        months.                                                                                                                                                                                                                                                                                        COMMENT: 2019/XX/18: Application Date 04/XX/2019 / Initial LE Date 05/XX/2019
                                                      Judgments / Balance: XXX - EV1                                                                                                                                                                                     *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of
                                                                                                                                                *** (CLEARED) Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: XXX              allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                   *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the
                                                                                                                                                COMMENT: 2019/XX/14: Monthly alimony, child support or separate maintenance fees should be current at time                                                                                                                                                                                     Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                of application and must be included in the borrower's debt-to-income ratio. File should contain supporting               *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of    COMMENT: 2019/XX/18: Application Date 04/XX/2019 / Initial LE Date 05/XX/2019
                                                                                                                                                documentation as evidence of the obligation, such as a final divorce decree, property settlement agreement,              Homeownership Counseling Organizations to borrower. - EV1
                                                                                                                                                signed legal separation agreement, or court order. If payments are past due, the arrearages must be brought                                                                                                                                                                                    *** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
                                                                                                                                                current prior to loan closing.                                                                                           *** (CLEARED) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal  COMMENT: 2019/XX/14: Disclosure was not located in file provided for review;
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV1  business days of application. (Initial/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Application Date 04/XX/2019 / Initial LE Date 05/XX/2019
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business
                                                                                                                                                                                                                                                                         days of application. (Initial/05/XX/2019) - EV1                                                                                                                       *** (CLEARED) TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application  COMMENT: 2019/XX/18: Application Date 04/XX/2019 / Initial LE Date 05/XX/2019
                                                                                                                                                                                                                                                                         date. - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
736244851 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 DE    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736244882 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                           B           B           Yes      Yes       Final HUD1 IL    6/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/03: File only contains Note, Mortgage and Title Policy.  Compliance testing not completed
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) Missing Document: Missing Lender's Initial 1003 - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1 - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) TILA - Final TIL Missing - EV1
736244872 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): Unable to determine if borrower's ability to repay    *** (OPEN) Alternate source used for application date                                                                                                             C           C           Yes      Yes       Final HUD1 NC    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         has been verified due to missing information. - EV3                                                                                                                   COMMENT: 2018/XX/05: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of US Treasury XXX% + XXX%, or XXX% and Conventional Mortgage Rate XXX% + XXX%, or XXX%.  Non-Compliant Rate Spread Home Loan. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - No TNB): Unable to test due to missing consumer interest information.
                                                                                                                                                                                                                                                                         - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by XXX%. APR of XXX%
                                                                                                                                                                                                                                                                         exceeds a threshold of XXX% based on the US Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High Cost Loan. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
                                                                                                                                                                                                                                                                         - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-
                                                                                                                                                                                                                                                                         ownership counseling by an approved NC Housing Finance Agency. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (State High Cost) North Carolina High-Cost Loan (Calculated APR/Rate): North Carolina Anti-Predatory Lending Law: APR Threshold is exceeded by XXX%.
                                                                                                                                                                                                                                                                         APR of XXX% exceeds a threshold of XXX% based on the US Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High
                                                                                                                                                                                                                                                                         Cost Loan. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2008. -
                                                                                                                                                                                                                                                                         EV1
736246018 XXX       XXX    XXX       2        2       *** (WAIVED) Borrower does not have the minimum active tradelines per guidelines. - EV2   *** (WAIVED) Borrower does not have the minimum active tradelines per guidelines.                            1           *** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the       *** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the   A           A           Yes      No                   CA    5/XX/2019    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/07: Borrower is required to have 2 tradelines with a 24 month history; however, only has 1              borrower. - EV1                                                                                                                                                       borrower.
                                                                                                                                                tradeline with 24 months and a second with 18 months.  The loan file contains an approved exception, with                                                                                                                                                                                      COMMENT: 2019/XX/07: Not provided
                                                                                                                                                compensating factors of self-employment greater than 15 years and residual income greater than $XXX.  It                 *** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2019
                                                                                                                                                should be noted that per the CPA letter dated 04/XX/2019 and 05/XX/2019, the borrower's verified self-                   disclosed a Closing Date that did not match the actual date of consummation. (Final/05/XX/2019) - EV1                                                                 *** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2019
                                                                                                                                                employment has been 13 years.                                                                                                                                                                                                                                                                  disclosed a Closing Date that did not match the actual date of consummation. (Final/05/XX/2019)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:     COMMENT: 2019/XX/06: Reviewed data entry all figures correct
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 05/XX/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for
                                                                                                                                                                                                                                                                         the loan. (ProjSeq:3/832022) - EV1                                                                                                                                    *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 05/XX/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:     for the loan. (ProjSeq:3/832022)
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 05/XX/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for   COMMENT: 2019/XX/07: The payment disclosed for payment stream 3 does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                         the loan. (ProjSeq:4/832023) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final Closing Disclosure provided on 05/XX/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/832023)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/07: Final Closing Disclosure provided on 05/XX/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
736244873 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   C           C           Yes      Yes       Final HUD1 NC    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         ability to repay not verified with reliable documentation. - EV3                                                                                                      $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/01: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of US Treasury XXX% + XXX%, or XXX% and Conventional Mortgage Rate XXX% + XXX%, or XXX%.  Non-Compliant Rate Spread Home Loan. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246017 XXX       XXX    XXX       1        1       *** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW   *** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided         1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   WA    6/XX/2019    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      not provided - EV1                                                                        COMMENT: 2019/XX/05: Missing 1008.
736244900 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 PA    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736244902 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  North Carolina                                                                                                                                                                   D           D           Yes      No        Missing    NC    8/XX/2011    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of US Treasury XXX% +XXX%, or XXX% and Conventional Mortgage Rate XXX% + XXX%, or XXX%., or APOR XXX% + XXX%, or XXX%.  Non-Compliant Rate
                                                                                                                                                                                                                                                                         Spread Home Loan. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2011.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246051 XXX       XXX    XXX       2        2       *** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy.                                               1           *** (CLEARED) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV1                      *** (CLEARED) TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.                    A           A           Yes      No                   PA    7/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/22: LTV does not meet maximum of 80% for rural property however, meets exception policy                                                                                                                                                                                       COMMENT: 2019/XX/28: Appraisal report reflects purpose of loan is a refinance however, it is a purchase.
                                                      *** (CLEARED) Appraiser did not analyze the purchase contract: Valuation Type: Appraisal  based on compensating factors of 13 plus months of reserves, DTI < 40% and residual income is greater than               *** (CLEARED) TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV1
                                                      / Valuation Report Date: 07/XX/2019 - EV1                                                 required.                                                                                                                                                                                                                                                                                      *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  three (3) business days prior to closing. (Final/07/XX/2019)
                                                      *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                  *** (CLEARED) Appraiser did not analyze the purchase contract: Valuation Type: Appraisal / Valuation Report              (3) business days prior to closing. (Final/07/XX/2019) - EV1                                                                                                          COMMENT: 2019/XX/29: Evidence of earlier borrower receipt of initial Closing Disclosure was not found in file.
                                                                                                                                                Date: 07/XX/2019
                                                      *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1     COMMENT: 2019/XX/28: Appraisal is marked as a refinance and the report does not reflect the appraiser                    *** (CLEARED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/07/XX/2019) - EV1          *** (CLEARED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/07/XX/2019)
                                                                                                                                                reviewed the purchase contract.                                                                                                                                                                                                                                                                COMMENT: 2019/XX/13: Missing the Final 'seller' CD.

                                                                                                                                                *** (CLEARED) Missing Document: Missing Final 1003
                                                                                                                                                COMMENT: 2019/XX/14: Missing Final 1003 signed at closing. Both signed applications are signed prior to closing documents.

                                                                                                                                                *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided
                                                                                                                                                COMMENT: 2019/XX/14: Loan file submitted without the Security Instrument.
736246149 XXX       XXX    XXX       2        1       *** (CLEARED) Credit Exception: - EV1                                                     *** (CLEARED) Credit Exception:                                                                              2           *** (WAIVED) Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is   *** (CLEARED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior  B           B           Yes      No                   MA    7/XX/2019    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/31: Gap/Credit refresh within 10 days of closing was not found in the loan file.                        in excess of allowable threshold of APOR XXX% + XXX%, or XXX% Compliant Higher Priced Loan. - EV2                                                                     to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/16: CDA was not sent to the borrowers on time. Last appraisal sent was 6-19.
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                         not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) (State HPML Provision) Massachusetts Higher-Priced Mortgage Loan (Loan Exceeds HPML Thresholds and failed One or More Federal HPML Provisions Making
                                                                                                                                                                                                                                                                         Loan a Non-Compliant MA HPML - Refer to Federal HPML Exceptions for more details): Massachusetts Higher-Priced Mortgage Loan: Federal HPML Not Compliant. Refer to
                                                                                                                                                                                                                                                                         failed messages for Federal HPML for more details. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2019) -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/06/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) Massachusetts HPML Threshold Test Non-Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of
                                                                                                                                                                                                                                                                         XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX% Non-Compliant Higher Priced Loan. - EV1
736244877 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 WV    3/XX/2011    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246148 XXX       XXX    XXX       2        1       *** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation *** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal /  2           *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure         B           B           Yes      No                   TX    7/XX/2019    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      Type: Appraisal / Valuation Report Date: 07/XX/2019 - EV1                                 Valuation Report Date: 07/XX/2019                                                                                        07/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/XX/2019) - EV2                                  provided on 07/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/XX/2019)
                                                                                                                                                COMMENT: 2019/XX/13: The appraisal date is 7/XX/2019, however the effective date is 3/XX/2019.  A recert of                                                                                                                                                                                    COMMENT: 2019/XX/03: Final CD shows $XXX for 15 months premium, while also showing the monthly payment as $XXX.  Per calculation, the total 15 month premium
                                                      *** (CLEARED) Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not      value has not been provided.                                                                                             *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did    would be $XXX.
                                                      provided - EV1                                                                                                                                                                                                     not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2019) - EV1
                                                                                                                                                *** (CLEARED) Missing Document: Credit Report Comparison not provided                                                                                                                                                                                                                          *** (CLEARED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior
                                                      *** (CLEARED) Missing Document: Credit Report Comparison not provided - EV1               COMMENT: 2019/XX/10: Gap credit or credit refresh dated within 10 days of closing was not provided.                      *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to    to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2019)
                                                                                                                                                                                                                                                                         determine if loan was closed an an authorized location due to missing documentation. - EV1                                                                            COMMENT: 2019/XX/13: Documentation verifying delivery of the most recent/updated appraisal was not provided.

                                                                                                                                                                                                                                                                         *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not *** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close:
                                                                                                                                                                                                                                                                         obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement.    Final Closing Disclosure provided on 07/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV1                                                                                                       (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/12: The Final CD does not disclose a dollar amount by which the Total Closing Costs exceeded the legal limit; however, due to under-disclosure
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to   of the Title - Recording Service Fee, the total amount exceeded is $XXX.
                                                                                                                                                                                                                                                                         the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2019) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide three (3) business days prior to closing. (Initial/07/XX/2019)
                                                                                                                                                                                                                                                                         a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2019) - EV1                                                  COMMENT: 2019/XX/12: Documentation verifying delivery and receipt of the Initial CD was not provided.

                                                                                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of       *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                   Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/12: The LE did not disclose the Title - Recording Service Fee (and this fee was not paid to the same provider as other disclosed title fees);
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final  however, the Final CD disclosed this fee in the amount of $XXX.  No cure was provided to the borrower.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 07/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         (Final/07/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/07/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title
                                                                                                                                                                                                                                                                         - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197) - EV1
736244878 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario                                                                                                                                                                     B           B           No       Yes       Final HUD1 TX    6/XX/2013    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2
736246147 XXX       XXX    XXX       1        1       *** (CLEARED) REO Documents are missing.: Address: XXX, IL - EV1                          *** (CLEARED) REO Documents are missing.: Address: XXX, IL                                                   1           *** (CLEARED) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV1                      *** (CLEARED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on           A           A           Yes      No                   IL    7/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/22: The loan file does not contain evidence of the REO mortgage payment.  The Mortgage                                                                                                                                                                                        07/XX/2019 did not disclose the Amount Financed. (Final/07/XX/2019)
                                                                                                                                                statement is missing, proof of Insurance amount and the Lease amount used for qualification $XXX.                        *** (CLEARED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019    COMMENT: 2019/XX/19: The Final Signed Closing Disclosure is missing from the loan file.  The CD within the loan file does not reflect this amount.  The amount is
                                                                                                                                                                                                                                                                         did not disclose the Amount Financed. (Final/07/XX/2019) - EV1                                                                                                        Blank as reflected on the CD.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 did not        *** (CLEARED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 did not
                                                                                                                                                                                                                                                                         disclose the APR. (Final/07/XX/2019) - EV1                                                                                                                            disclose the APR. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: The Final Signed Closing Disclosure is missing from the loan file.  The CD within the loan file does not reflect this amount.  The amount is
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 did Blank as reflected on the CD.
                                                                                                                                                                                                                                                                         not disclose the Finance Charge. (Final/07/XX/2019) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on     did not disclose the Finance Charge. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                         07/XX/2019 did not disclose the Total Interest Percentage. (Final/07/XX/2019) - EV1                                                                                   COMMENT: 2019/XX/19: The Final Signed Closing Disclosure is missing from the loan file.  The CD within the loan file does not reflect this amount.  The amount is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Blank as reflected on the CD.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019
                                                                                                                                                                                                                                                                         did not disclose the Total of Payments. (Final/07/XX/2019) - EV1                                                                                                      *** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2019 did not disclose the Total Interest Percentage. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV1  COMMENT: 2019/XX/19: The Final Signed Closing Disclosure is missing from the loan file.  The CD within the loan file does not reflect this amount.  The amount is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Blank as reflected on the CD.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final
                                                                                                                                                                                                                                                                         CD contained fees not reflected on the consumer's CD. (Final/07/XX/2019) - EV1                                                                                        *** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2019 did not disclose the Total of Payments. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: The Final Signed Closing Disclosure is missing from the loan file.  The CD within the loan file does not reflect this amount.  The amount is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Blank as reflected on the CD.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: Could not locate Home Loan Toolkit Disclosure.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's
                                                                                                                                                                                                                                                                                                                                                                                                                                               final CD contained fees not reflected on the consumer's CD. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/19: Seller's final CD contained fees not reflected on the consumer's C
736244913 XXX       XXX    XXX       1                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    3/XX/2011    Purchase      Investment  XXX        $XXX
                                                      the most recent FEMA disaster. - EV3
736246083 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 AR    6/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)
736244899 XXX       XXX    XXX       1                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
736246199 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, FL, Address: XXX, FL, Address: XXX,  *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                            2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal     B           B           Yes      No                   FL    3/XX/2019    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      FL - EV3                                                                                  COMMENT: 2021/XX/06: All conditions not met due to missing Guidelines.                                                   EV2                                                                                                                                                                   Disclosure within 3 days of the loan application date.                                                                                                                                                                                                                                                QM           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                                                                                                                                            *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower application date.
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 02/XX/2019 did not disclose
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/02/XX/2019)
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV2                                                                                                          COMMENT: 2021/XX/05: Loan Estimate estimated to be provided on 02/XX/2019 did not disclose the actual Date Issued.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 02/XX/2019 did not disclose the    *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                         actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/02/XX/2019) - EV2               business days of application. (Initial/02/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/05: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business
                                                                                                                                                                                                                                                                         days of application. (Initial/02/XX/2019) - EV2                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey   COMMENT: 2021/XX/03: Survey fee was added to the CD without a change of circumstance. No cure was provided to the borrower.
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan         Designation of ATR Fail.
                                                                                                                                                                                                                                                                         Designation of ATR Fail. - EV1                                                                                                                                        COMMENT: 2021/XX/06: Investor guidelines are missing.  The loan is water falling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence     *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence
                                                                                                                                                                                                                                                                         Loan Designation of ATR Fail. - EV1                                                                                                                                   Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/06: Loan is missing a YTD P&L Statement and Balance Sheet.
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25%
                                                                                                                                                                                                                                                                         Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1                                                    *** (CLEARED) General Ability To Repay Provision Employment - K-1 Less 25%: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) COMMENT: 2021/XX/06: Investor guidelines are missing.  The loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25%
                                                                                                                                                                                                                                                                         *** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
                                                                                                                                                                                                                                                                         income. (XXX XXX/Schedule K-1 less than 25 Percent) - EV1                                                                                                             COMMENT: 2021/XX/06: Loan is missing a YTD P&L Statement and Balance Sheet.

                                                                                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                               *** (CLEARED) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/06: Loan is missing a YTD P&L Statement and Balance Sheet.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/06: Loan is missing a YTD P&L Statement and Balance Sheet.
736244874 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   C           C           Yes      Yes       Final HUD1 NC    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         ability to repay not verified with reliable documentation. - EV3                                                                                                      $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      COMMENT: 2021/XX/02: Under disclosure due to DSI
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX%
                                                                                                                                                                                                                                                                         is in excess of allowable threshold of US Treasury XXX% + XXX%, or XXX% and Conventional Mortgage Rate XXX% + XXX%, or XXX%.  Non-Compliant Rate Spread Home Loan. -
                                                                                                                                                                                                                                                                         EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246248 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                             *** (OPEN) REO Documents are missing.: Address: XXX, CA                                                      3           *** (OPEN) Capital Gains Assets: Qualified Mortgage (Dodd-Frank 2014): Documentation to support Capital Gains income requirement not met. (XXX Capital Loss/Schedule  *** (OPEN) Capital Gains Assets: Qualified Mortgage (Dodd-Frank 2014): Documentation to support Capital Gains income requirement not met. (XXX Capital            C           C           Yes      No                   CA    7/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Risk
                                                                                                                                                COMMENT: 2023/XX/23: Insurance verification was not provided .                                                           D) - EV3                                                                                                                                                              Loss/Schedule D)                                                                                                                                                                                                                                                                                      QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: The loan was manually underwritten, but guidelines were not provided and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         *** (OPEN) Capital Gains Tax Returns: Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met. (XXX requirements.
                                                                                                                                                                                                                                                                         Capital Loss/Schedule D) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Capital Gains Tax Returns: Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met.
                                                                                                                                                                                                                                                                         *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   (XXX Capital Loss/Schedule D)
                                                                                                                                                                                                                                                                         Designation of ATR Risk. - EV3                                                                                                                                        COMMENT: 2023/XX/23: The loan was manually underwritten, but guidelines were not provided and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2023/XX/23: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: 34.24423%, LTV/CLTV: XXX%/XXX%, Credit Score: 780, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                                                                                                                                                                                                                                         *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.       qualifying total debt ratio.
                                                                                                                                                                                                                                                                         Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3                                                                                                COMMENT: 2023/XX/23: The loan was manually underwritten, but guidelines were not provided by the client.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021) -   missing guidelines. Loan characteristics are DTI: 34.24423%, LTV/CLTV: XXX%/XXX%, Credit Score: 780, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2023/XX/23: Guidelines were not provided and is defaulting to ATR requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: The loan was manually underwritten, but guidelines were not provided and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated requirements.
                                                                                                                                                                                                                                                                         Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 07/XX/2021 not accurate. (Final/07/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal      Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV1                                                                                                          COMMENT: 2023/XX/23: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV1                                  *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business COMMENT: 2023/XX/23: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application days of application. (Initial/03/XX/2021) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2021)
736244910 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 KY    11/XX/2009   Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246249 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   CA    10/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/23: The Borrower's overtime and bonus income was not entered separately when submitted                  Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3                       through DU and a two year history was not provided.  Using just the base income brings the DTI to 38.67% and                                                                                                                                                                                   COMMENT: 2023/XX/23: The loan designation not matching as the file was missing the required income documentation for both borrowers.
                                                                                                                                                out of tolerance.                                                                                                        *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                        Guidelines and 1026.43(e) of 38.67327% moderately exceeds the guideline maximum of 38.67%. (DTI Exception is eligible to be regraded with compensating factors.) -    *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                            EV3                                                                                                                                                                   Guidelines and 1026.43(e) of 38.67327% moderately exceeds the guideline maximum of 38.67%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                           COMMENT: 2023/XX/23: Borrowers are missing the required income documents 30 days of paystubs; W-2's (2019 &                                                                                                                                                                                    COMMENT: 2023/XX/23: The Borrower's overtime and bonus income was not entered separately when submitted through DU and a two year history was not provided.
                                                                                                                                                2020); signed 4506-C (2019 &2020) and VVOE.                                                                              *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  Using just the base income brings the DTI to 38.67% and out of tolerance.
                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                      10/XX/2018 - EV1                                                                          COMMENT: 2023/XX/23: The file was missing 30 days of paystubs, W-2's for most recent 2 years and VVOE for                result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2023/XX/23: The file was missing 30 days of paystubs, W-2's for most recent 2 years and VVOE documentation to support the income.
                                                                                                                                                both borrowers.
                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:                                                                                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2                                                    could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                      12/XX/2015 - EV1                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/30: The file was missing both borrower's 1 and 2 required income documentation 30 days of paystubs, VVOE and W-2's covering the most recent 2
                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to years.
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                COMMENT: 2023/XX/23: The subject Lender on the Note is the same as the original Lender reflected on the preliminary title which means form H9 should have been utilized for the transaction, but form H8 was used.
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV1                                                                                                          *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - COMMENT: 2023/XX/23: A cure was not disclosed and a validd Coc was not provided.
                                                                                                                                                                                                                                                                         EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   COMMENT: 2023/XX/23: The file did contain right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

                                                                                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1                                              *** (CLEARED) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX/Wages)
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of    COMMENT: 2023/XX/10: Borrower 2 did provide the required income documentation 30 days of paystubs, VVOE and W-2's covering the most recent 2 years.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General QM Provision Income and Assets - Wages: General QM:  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business XXX/Wages)
                                                                                                                                                                                                                                                                         days of application. (Initial/09/XX/2021) - EV1                                                                                                                       COMMENT: 2023/XX/10: Borrower 1 did provide the required income documentation 30 days of paystubs, VVOE and W-2's covering the most recent 2 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: Notice of Right to Cancel was not provided and/or was missing from the file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: No earlier receipt found in file
736246254 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   MN    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                                                                                                                COMMENT: 2023/XX/13: Missing GSA, and LDP findings.                                                                      match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                     SHQM
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/13: Waterfalling due to missing: Award letter, Prior VOE, Missing earnest money deposit cancelled check.                                                                                                                                                                             (GSE/Agency
                                                                                                                                                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,                                                                                                                                                                                                                                                                                                          Eligible)
                                                      *** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government COMMENT: 2023/XX/12: Earnest money of XXX was unsourced and was not counted in assets, causing the borrower              the loan is at ATR risk. - EV3                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      Documents) - EV3                                                                          to be short funds to close.                                                                                                                                                                                                                                                                    components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    COMMENT: 2023/XX/13: Failing and waterfalling to ATR risk due to missing: Award letter, Prior VOE, Missing earnest money deposit cancelled check.
                                                      *** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated *** (OPEN) Income documentation requirements not met.                                                                    requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                      on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26-    COMMENT: 2023/XX/13: Missing Award letter, and  Prior VOE.                                                                                                                                                                                                                                     *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                      1820 (Government Documents) - EV3                                                                                                                                                                                  *** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Retired/Pension) - EV3                                doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) Missing Document: Official Check not provided                                                                                                                                                                                                                                       COMMENT: 2023/XX/13: Award letter, Prior VOE, Missing earnest money deposit cancelled check.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      COMMENT: 2023/XX/13: Missing earnest money deposit.                                                                      *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Retired/Pension)
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2023/XX/13: Missing award letter.
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2017                                                Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty          COMMENT: 2023/XX/13: Missing prior employment VVOE.                                                                                                                                                                                                                                            *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                      Certificate (Government Documents) - EV3                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and        COMMENT: 2023/XX/13: No salable due to missing: Award letter, Prior VOE, Missing earnest money deposit cancelled check.
                                                                                                                                                *** (OPEN) VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause (Government Documents)                   Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              COMMENT: 2023/XX/12: Document was not signed by the seller.                                                                                                                                                                                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   and Transaction Date used to determine rate used for testing.
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3     *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26-             to verify two years employment history for current and/or prior employment. (XXX/11886113) - EV2                                                                      COMMENT: 2023/XX/12: Rate lock is missing from file.
                                                                                                                                                1820 (Government Documents)
                                                      *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3    COMMENT: 2023/XX/13: Form is not signed by the lender.                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                      *** (OPEN) Missing Document: Official Check not provided - EV3                                                                                                                                                                                                                                                                                                                           COMMENT: 2023/XX/12: Minnesota ability to repay disclosure not found in file.

                                                      *** (OPEN) The file does not contain evidence the lender complied with the VA Required                                                                                                                                                                                                                                                                                                   *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                      Search Requirements for and Treatment of Debts Owed to the Federal Government. - EV3                                                                                                                                                                                                                                                                                                     Dates to verify two years employment history for current and/or prior employment. (XXX/11886113)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/13: Missing prior VVOE.
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      09/XX/2017 - EV3

                                                      *** (OPEN) VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause
                                                      (Government Documents) - EV3

                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary
                                                      Sheet 26-0286 (Government Documents) - EV3

                                                      *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan
                                                      Disbursement Form 26- 1820 (Government Documents) - EV3

                                                      *** (OPEN) VA Notice of Reasonable Value/CRV Form 26-1843 is missing.: Disclosure: VA -
                                                      Notice of Value (Government Documents) - EV3
736244901 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  IL    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   stamped
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246079 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Missing Document: Fraud Report not provided                                                       3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence     *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence C           C           Yes      No                   CA    10/XX/2021   Refinance     Primary     XXX        $XXX                  VA Safe      VA
                                                                                                                                                COMMENT: 2023/XX/12: Provide missing Fraud Report.                                                                       Loan Designation of ATR Fail. - EV3                                                                                                                                   Loan Designation of ATR Fail.                                                                                                                                                                                                                                                                         Harbor QM    Rebuttable
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/12: Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                   Presumption
                                                                                                                                                *** (OPEN) Missing Document: General Services Administration (GSA) not provided                                          *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline                                                                                                                                                                                                                                                                                                                           QM
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                   COMMENT: 2023/XX/12: Provide missing General Services Administration (GSA).                                              qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                      *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3    *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                                        *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-  COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                                                                                                                COMMENT: 2023/XX/23: Provide missing Hazard Insurance Policy (Condo).                                                    party records. - EV3                                                                                                                                                  Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements.
                                                      *** (OPEN) VA - IRRRL Form and Certificate of Eligibility are missing. - EV3
                                                                                                                                                *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided                                         *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly  *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable
                                                      *** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's     COMMENT: 2023/XX/12: Provide missing Limited Denials of Participation (LDP).                                             amount was provided to demonstrate ability to repay. - EV3                                                                                                            third-party records.
                                                      Statement - Initial (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                                                                                                                *** (OPEN) VA - IRRRL Form and Certificate of Eligibility are missing.                                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements.
                                                      *** (OPEN) VA IRRRL Worksheet VA 26-8923 is not compliant.: Disclosure: VA - IRRRL        COMMENT: 2023/XX/12: Provide missing VA - IRRRL Form.                                                                    missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Streamlined - EV3
                                                      Worksheet VA 26-8923 (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                        *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                                                                                                                *** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's Statement - Initial                *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            monthly amount was provided to demonstrate ability to repay.
                                                      *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan    (Government Documents)                                                                                                                                                                                                                                                                         COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                      Disbursement Form 26- 1820 (Government Documents) - EV3                                   COMMENT: 2023/XX/12: Provide missing Initial Veteran's Statement.                                                        *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                         Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements.

                                                      *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees     *** (OPEN) VA IRRRL Worksheet VA 26-8923 is not compliant.: Disclosure: VA - IRRRL Worksheet VA 26-8923                  *** (OPEN) VA Unverified Income IRRRL Fail Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for Unverified Income IRRRL not met. - EV3                    *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      Recouped Months. Documentation of the re-disclosure to the borrower of the correct        (Government Documents)                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Streamlined
                                                      calculated fees are required. - EV2                                                       COMMENT: 2023/XX/23: Exception added as a result of the Worksheet being provided without the lender                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                                                                                                                signature.                                                                                                               Transaction Date used to determine rate used for testing. - EV2                                                                                                       Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements.
                                                      *** (CLEARED) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization
                                                      (Government Documents) - EV1                                                              *** (OPEN) VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26-             *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable  *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                1820 (Government Documents)                                                                                              to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2  COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                      *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1          COMMENT: 2023/XX/23: Provide compliant VA Loan Disbursement Form.                                                                                                                                                                                                                              Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                      *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty       *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months.                   Disclosure. - EV2                                                                                                                                                     *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                      Certificate (Government Documents) - EV1                                                  Documentation of the re-disclosure to the borrower of the correct calculated fees are required.                                                                                                                                                                                                COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                                                                                                                COMMENT: 2023/XX/12: The Lender Disclosed Recoupment Months of 7.22 is not equal to the Calculated Fees                  *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements and max DTI requirements.
                                                      *** (CLEARED) VA IRRRL Worksheet VA 26-8923 is missing.: Disclosure: VA - IRRRL Worksheet Recouped Months of 9.                                                                                                    after using credit score. - EV2
                                                      VA 26-8923 (Government Documents) - EV1                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) VA Unverified Income IRRRL Fail Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for Unverified Income IRRRL not met.
                                                                                                                                                *** (CLEARED) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)                  *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      COMMENT: 2023/XX/12: Loan is missing critical VA IRRRL disclosures required for VA IRRRL transactions. (Certificate of eligibility, VA IRRRL form, VA IRRRL
                                                                                                                                                COMMENT: 2023/XX/23: Provide missing CAIVRS Authorization.                                                                                                                                                                                                                                     Worksheet, VA Loan Guaranty Certificate).  Loan is waterfalling to standard ATR QM documentation requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                *** (CLEARED) Final Title Policy is missing. No evidence of title in file.                                               Homeownership Counseling Organizations to borrower. - EV2                                                                                                             *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                                                                                                                COMMENT: 2023/XX/23: Provide missing Final Title.                                                                                                                                                                                                                                              and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      COMMENT: 2023/XX/12: Provide Last Date Rate Set and Initial Lock Date.
                                                                                                                                                *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government              Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                                                                                                                Documents)                                                                                                               estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2     *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined.
                                                                                                                                                COMMENT: 2023/XX/23: Provide missing Loan Guaranty Certificate.                                                                                                                                                                                                                                Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Columbia)
                                                                                                                                                *** (CLEARED) VA IRRRL Worksheet VA 26-8923 is missing.: Disclosure: VA - IRRRL Worksheet VA 26-8923                                                                                                                                                                                           COMMENT: 2023/XX/12: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property
                                                                                                                                                (Government Documents)                                                                                                                                                                                                                                                                         is in the 2nd, 5th, 7th, 8th, 9th, 10th, or District of Columbia)
                                                                                                                                                COMMENT: 2023/XX/23: Provide missing VA IRRRL Worksheet.
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Provide evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Provide evidence the Creditor provided a  FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Provide missing Initial Loan Application.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Provide evidence the Creditor provided a List of Homeownership Counseling Organizations to borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Provide missing Loan Estimate.
736244908 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 OH    6/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246252 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   FL    11/XX/2021   Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                                                                                                                COMMENT: 2023/XX/13: Asset documents not provided in file.                                                               match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                     SHQM
                                                      *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                                                                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/13: Qualifying income selected per 1003 in file as most income documents have not been provided in file. No P&L statement, no 1040, and no K1                                                                                                                                        (GSE/Agency
                                                                                                                                                *** (OPEN) AUS Findings: Available for Closing discrepancy.                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    have been provided in file.                                                                                                                                                                                                                                                                           Eligible)
                                                      *** (OPEN) AUS Findings: Interest rate discrepancy. - EV3                                 COMMENT: 2023/XX/17: Assets listed on the Final 1003 were not provided in the loan file to satisfy the                   the loan is at ATR risk. - EV3
                                                                                                                                                assets as required for Closing as required by the AUS.                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                                                                                                                                               *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the     components, the loan is at ATR risk.
                                                                                                                                                *** (OPEN) AUS Findings: Interest rate discrepancy.                                                                      earnings history/trend. (XXX XXX/Schedule C) - EV3                                                                                                                    COMMENT: 2023/XX/13: Qualifying income selected per 1003 in file as most income documents have not been provided in file. No P&L statement, no 1040, and no K1
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      COMMENT: 2023/XX/17: The Final AUS as used in the loan qualification was not provided in the loan file as                                                                                                                                                                                      have been provided in file.
                                                                                                                                                only the Initial AUS dated 10.XX.21 was provided.                                                                        *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                earnings history/trend. (XXX XXX/S-Corp) - EV3                                                                                                                        *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                                                                                                                                                                                                 earnings history/trend. (XXX XXX/Schedule C)
                                                      *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation    COMMENT: 2023/XX/17: Assets as listed on the Final 1003 as required by the AUS for Closing and the sourcing              *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    COMMENT: 2023/XX/13: Qualifying income selected per 1003 in file as most income documents have not been provided in file. No P&L statement, no 1040, and no K1
                                                      was not provided.: Borrower: XXX, Borrower: XXX - EV3                                     of the listed EMD on the Final CD were not provided as required.                                                         requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                have been provided in file.

                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3 *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                                                                                                                COMMENT: 2023/XX/13: Loan is not agency salable and all income documents have not been provided in file.                                                                                                                                                                                       earnings history/trend. (XXX XXX/S-Corp)
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               Hence all conditions met was answered No.                                                                                *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               COMMENT: 2023/XX/13: Qualifying income selected per 1003 in file as most income documents have not been provided in file. No P&L statement, no 1040, and no K1
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           have been provided in file.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
                                                                                                                                                COMMENT: 2023/XX/13: All asset documents provided in file have been captured.                                            *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021) - EV2                                                    doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.:                                                                                                                                                                                      COMMENT: 2023/XX/13: Income and asset documents not provided in file.
                                                      *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3     Borrower: XXX, Borrower: XXX                                                                                             *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                                                                                                                COMMENT: 2023/XX/13: Permanent resident card not provided in file.                                                       Disclosure within a reasonable time prior to closing. - EV2                                                                                                           *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
                                                      *** (OPEN) Missing verification of the existance of self-employed business  within 20                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/13: No P&L statement, no 1040, and no K1 have been provided in file.
                                                      days of the Note Date (COVID-19).: Borrower: XXX // Employment Type: Employment / Income  *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not
                                                      Type: S-Corp (>= 25%) / Start Date: 01/XX/2018, Borrower: XXX // Employment Type:         COMMENT: 2023/XX/13: Documents not provided in file.                                                                     the most recent. Application Date 10/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 05/XX/2021. (XXX XXX/Schedule C) - EV2                 *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                      Employment / Income Type: Sole Proprietor / Start Date: 12/XX/2017 - EV3                                                                                                                                                                                                                                                                                                                 Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are  COMMENT: 2023/XX/13: No P&L statement, no 1040, and no K1 have been provided in file.
                                                      *** (OPEN) Primary Appraisal was completed after the final loan approval.: Valuation      COMMENT: 2023/XX/13: Income documents not provided in file.                                                              not the most recent. Application Date 10/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 05/XX/2021. (XXX XXX/Schedule C) - EV2
                                                      Type: Appraisal / Valuation Report Date: 10/XX/2021 - EV3                                                                                                                                                                                                                                                                                                                                *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                *** (OPEN) Primary Appraisal was completed after the final loan approval.: Valuation Type: Appraisal /                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)
                                                      *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not      Valuation Report Date: 10/XX/2021                                                                                        business days prior to closing. (Initial/11/XX/2021) - EV2                                                                                                            COMMENT: 2023/XX/13: Document was provided and signed at closing.
                                                      found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income     COMMENT: 2023/XX/17: The Final AUS as used in the loan qualification was not provided in the loan file as
                                                      Type: Sole Proprietor / Start Date: 12/XX/2017 - EV3                                      only the Initial AUS dated 10.XX.21 was provided.                                                                                                                                                                                                                                              *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonable time prior to closing.
                                                      *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not      *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE                                                                                                                                                                                      COMMENT: 2023/XX/13: Document was provided and signed at closing.
                                                      found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income     COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date:
                                                      Type: S-Corp (>= 25%) / Start Date: 01/XX/2018 - EV3                                      12/XX/2017                                                                                                                                                                                                                                                                                     *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are
                                                                                                                                                COMMENT: 2023/XX/13: Income documents missing from File.                                                                                                                                                                                                                                       not the most recent. Application Date 10/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 05/XX/2021. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/13: No P&L statement, no 1040, and no K1 have been provided in file.
                                                                                                                                                *** (OPEN) Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE
                                                                                                                                                COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date:                                                                                                                                                                                           *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided
                                                                                                                                                01/XX/2018                                                                                                                                                                                                                                                                                     are not the most recent. Application Date 10/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 05/XX/2021. (XXX XXX/Schedule C)
                                                                                                                                                COMMENT: 2023/XX/13: Income documents missing from File.                                                                                                                                                                                                                                       COMMENT: 2023/XX/13: Qualifying income selected per 1003 in file as most income documents have not been provided in file. No P&L statement, no 1040, and no K1 have been provided in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/13: Document was provided and signed at closing
736244875 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: Unable to determine if the Cure was made more than 30 days after Note Date due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244909 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    11/XX/2010   Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246253 XXX       XXX    XXX       3        3       *** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation    *** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal /     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   GA    12/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      Type: Appraisal / Valuation Report Date: 11/XX/2021 - EV3                                 Valuation Report Date: 11/XX/2021                                                                                        Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                                                                                                                COMMENT: 2023/XX/12: File is missing a recertification of value. The current appraisal report was done more                                                                                                                                                                                    COMMENT: 2023/XX/12: Loan is waterfalling due to missing verification of employment documentation 10 business days prior to closing.
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      than 120 days prior to the Note.                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   COMMENT: 2023/XX/12: The file is missing the verification of employment more than 10 days prior to the Note.
                                                                                                                                                COMMENT: 2023/XX/12: File is missing the required verification of employment.                                            result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                                                                                                                                                                              *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              COMMENT: 2023/XX/12: File is missing the required verification of employment within 10 business days of the              Transaction Date used to determine rate used for testing. - EV2                                                                                                       COMMENT: 2023/XX/12: Loan is waterfalling due to missing verification of employment documentation 10 business days prior to closing.
                                                                                                                                                Note date.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:                                                                                                                              *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures:     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (OPEN) Income documentation requirements not met.                                                                    Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 not accurate. (Final/12/XX/2021) - EV2                    and Transaction Date used to determine rate used for testing.
                                                      09/XX/2012 - EV3                                                                          COMMENT: 2023/XX/12: File is missing the required verification of employment within 10 business days of the                                                                                                                                                                                    COMMENT: 2023/XX/12: Rate lock date not provided.
                                                                                                                                                Note.                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7755) - EV2                                *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures:
                                                                                                                                                *** (OPEN) Missing Document: Fraud Report not provided                                                                                                                                                                                                                                         Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 not accurate. (Final/12/XX/2021)
                                                                                                                                                COMMENT: 2023/XX/12: File is missing the required fraud report.                                                                                                                                                                                                                                COMMENT: 2023/XX/12: Final closing disclosure incorrectly disclosed non escrowed property cost over 1 year. The final CD reports the HOA fee to be $XXX however the appraisal reports indicated the HOA fee is $XXX annually.
                                                                                                                                                *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2012                                                                                                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                COMMENT: 2023/XX/17: Missing Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                         Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7755)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Zero percent fee tolerance violation for Administration fee in the amount of $XXX with no cure provided to the borrower.
736246050 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 TX    11/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
736244871 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TN    6/XX/2011    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2011, prior to three (3) business days from transaction date of 06/XX/2011. - EV2
736246141 XXX       XXX    XXX       3        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       No                   NV    5/XX/2021    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Documentation was not provided to support the borrower signing within 3 business days of closing.
736244906 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 12/XX/2011 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NJ    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower. - EV2
736246217 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       No                   CA    12/XX/2022   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022)
                                                                                                                                                COMMENT: 2023/XX/29: Post Disaster Inspection is not in file.                                                                                                                                                                                                                                  COMMENT: 2023/XX/29: Evidence of appraisal delivery receipt 3 days prior to closing is not in file.
                                                      *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2
736244879 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    7/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/06: TIL Itemization only disclosed origination charges in the amount of $XXX, however, final HUD reflects $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245840 XXX       XXX    XXX       3        3       *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation    *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.:    2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   CA    9/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      was not provided.: Borrower: XXX - EV3                                                    Borrower: XXX                                                                                                            copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                              COMMENT: 2023/XX/29: Please provide resident alien card                                                                                                                                                                                                                                        COMMENT: 2023/XX/30: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3
                                                                                                                                                *** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX
                                                      *** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX  COMMENT: 2023/XX/29: Please provide resident alien card
                                                      - EV2
                                                                                                                                                *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final
                                                      *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a         title policy in file). Unable to determine if appropriate coverage is provided.
                                                      coverage amount (no final title policy in file). Unable to determine if appropriate       COMMENT: 2023/XX/29: The Preliminary title policy amount is not provided.
                                                      coverage is provided. - EV2
736245156 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    1/XX/2009    Refinance     Primary     XXX        $XXX
736245846 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, TX, Address: XXX, TX - EV3           *** (OPEN) REO Documents are missing.: Address: XXX, TX, Address: XXX, TX                                    1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    2/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/29: Provide missing Closing Statement and/or updated monthly statement for XXX and XXX, TX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
736245155 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OR    9/XX/2012    Purchase      Investment  XXX        $XXX
736246142 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   GA    1/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/30: Most recent TWN shows B2 no longer employed with XXX.  XXX income only used,                        Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      insufficient income shown on first week paystub provided.                                                                                                                                                                                                                                      COMMENT: 2023/XX/30: Most recent TWN shows B2 no longer employed with XXX.  XXX income only used, insufficient income shown on first week paystub provided.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                      *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. -  *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           Guidelines and 1026.43(e) of 62.01110% significantly exceeds the guideline maximum of 39.25%. (DTI Exception requires compelling compensating factors to consider     *** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the
                                                      EV1                                                                                       COMMENT: 2023/XX/30: Most recent TWN shows B2 no longer employed with XXX.  Missing VOE from new employer                regrading to EV2-B.) - EV3                                                                                                                                            Lenders Guidelines and 1026.43(e) of 62.01110% significantly exceeds the guideline maximum of 39.25%. (DTI Exception requires compelling compensating factors to
                                                                                                                                                XXX.                                                                                                                                                                                                                                                                                           consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  COMMENT: 2023/XX/30: Most recent TWN shows B2 no longer employed with XXX.  XXX income only used, insufficient income shown on first week paystub provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: Most recent TWN shows B2 no longer employed with XXX.  XXX income only used, insufficient income shown on first week paystub provided.
736245154 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012                                                                                                                                                                   B           B           No       Yes       Final HUD1 IA    10/XX/2012   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246143 XXX       XXX    XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   MD    9/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/29: Loan file is missing VOE 10 business days prior to the Note date.as required by DU.                 Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Loan file is missing VOE 10 business days prior to the Note date.as required by DU, resulting in a Loan Designation discrepancy.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   COMMENT: 2023/XX/29: Loan has waterfalled to  QM (APOR) Risk due to missing VOE 10 business days prior to the Note date as required.
                                                                                                                                                                                                                                                                         result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2                                                    COMMENT: 2023/XX/29: Loan has waterfalled to  QM (APOR) Risk due to missing VOE 10 business days prior to the Note date as required.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Evidence of earlier receipt missing from file, report sent to borrower 9/XX/21, 3 day rule applies.
736245265 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         rescission form was used. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/19: TIL shows estimated.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
736245259 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2005    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
736246144 XXX       XXX    XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   TX    7/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/03: VVOE is required and missing for both Borrower 1 and Borrower 2.                                    Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3                                                                                                                                                                                                                                                                                                                            COMMENT: 2023/XX/29: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, TX                                                                  *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                      *** (OPEN) The verification of employment is required and was not found in file.:         COMMENT: 2023/XX/29: Mortgage statement for property listed as second home was not provided. Mortgage                                                                                                                                                                                          *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           payment was taken from credit report and unable to verify if tax and insurance amounts are escrowed and                  *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                      08/XX/2009 - EV3                                                                          included in total.                                                                                                       result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2023/XX/29: The file is missing a copy of VVOE for borrower 1 and borrower 2. Per AUS, Verbal Verification of Employment VVOE completed within 10 business days of closing must be provided.
                                                      *** (OPEN) The verification of employment is required and was not found in file.:         *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX //
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2009
                                                      10/XX/2017 - EV3                                                                          COMMENT: 2023/XX/29: VVOE is required and missing for both Borrower 1 and Borrower 2.

                                                                                                                                                *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2017
                                                                                                                                                COMMENT: 2023/XX/29: VVOE is required and missing for both Borrower 1 and Borrower 2.
736245261 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2004    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245845 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided   B           B           Yes      No                   TX    12/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         12/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2021) - EV2                                                               on 12/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2021)                                                                                                                                                                                                  QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Final Closing Disclosure provided on 12/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Zero  percent tolerance violation for lender credit in the amount of $XXX with no cure provided to the borrower.
736245266 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    6/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246216 XXX       XXX    XXX       2        2       *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV2                        *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                 1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due    A           A           Yes      No                   FL    5/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/26: Calculated loan to value percentage of 109.97537% exceeds Guideline loan to value                   Diligence Loan Designation of QM (APOR) Fail. - EV1                                                                                                                   Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                percentage of 97.00000%.                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/20: Known defect:  The AUS reflects Out of Scope, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying total   discrepancy.
                                                                                                                                                                                                                                                                         debt ratio. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        total debt ratio.
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     COMMENT: 2023/XX/20: Known defect:  The AUS reflects Out of Scope, causing the loan to waterfall through the QM Testing.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/05/XX/2022) - EV1                                                                                                        three (3) business days prior to closing. (Initial/05/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
736245270 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MI    4/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: Under disclosure due to lender under estimated settlement fee by $XXX and did not include $XXX subordination recording fee as prepaid finance charges on the Itemization of Amount financed.
736246126 XXX       XXX    XXX       3        2       *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                          3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   MO    2/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/28: Known defect:  Calculated investor qualifying total debt ratio of 49.92004% exceeds                 Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1                             Guideline total debt ratio of 45.00000%.                                                                                                                                                                                                                                                       COMMENT: 2023/XX/28: Known defect:  Refer with Caution DU, loan waterfalling resulting in designation discrepancy.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                   *** (CLEARED) Asset documentation requirements not met.                                                                  Guidelines and 1026.43(e) of 49.92004% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) -    *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                                                                                                                COMMENT: 2023/XX/01: There is no evidence of the AUS or Guidelines used for qualification therefore unable               EV2                                                                                                                                                                   Guidelines and 1026.43(e) of 49.92004% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      *** (CLEARED) Income documentation requirements not met. - EV1                            to determine if all required asset documents were received.                                                                                                                                                                                                                                    COMMENT: 2023/XX/28: Known defect
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide
                                                      *** (CLEARED) Public Record Issue:: Credit Report: Original // Public Record Type:        *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                        a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023) - EV1                                                  *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                      Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections /  COMMENT: 2023/XX/01: There is no evidence of an AUS or Guidelines used to review this transaction.                                                                                                                                                                                             provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023)
                                                      Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX -                                                                                                                          *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying total   COMMENT: 2023/XX/01: There is no evidence the borrower received a copy of the Appraisal Report.
                                                      EV1                                                                                       *** (CLEARED) Income documentation requirements not met.                                                                 debt ratio. - EV1
                                                                                                                                                COMMENT: 2023/XX/01: There is no evidence of the AUS or Guidelines used for qualification therefore unable                                                                                                                                                                                     *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying
                                                                                                                                                to determine if all required income documents were received.                                                             *** (CLEARED) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan characteristics total debt ratio.
                                                                                                                                                                                                                                                                         are DTI: 49.92004%, LTV/CLTV: XXX%/XXX%, Credit Score: 749, Occupancy: Primary, Purpose: Purchase, - EV1                                                              COMMENT: 2023/XX/20: Known defect:  Refer with Caution DU, loan waterfalling resulting in designation discrepancy.

                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. -   *** (CLEARED) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   characteristics are DTI: 49.92004%, LTV/CLTV: XXX%/XXX%, Credit Score: 749, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/20: Known defect:  Refer with Caution DU, loan waterfalling resulting in designation discrepancy.
                                                                                                                                                                                                                                                                         *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                   *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: The loan is at QM risk due to missing evidence of the AUS or Guidelines used for qualification.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/02/XX/2023) - EV1                                                                                                        *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2023 not received by        COMMENT: 2023/XX/01: The loan is failing ability to repay due to missing AUS and Guidelines used for qualification of loan.
                                                                                                                                                                                                                                                                         borrower at least four (4) business days prior to closing. (Interim/02/XX/2023) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/26: There is no evidence the borrower received the Initial Closing Disclosure timely.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2023 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: There is no evidence the borrower received the revised Loan Estimate dated 02/XX/2023 timely.
736245268 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 TX    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2           COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246176 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   OR    1/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
736245269 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/28: The TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246215 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   FL    5/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Higher
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                COMMENT: 2023/XX/27: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                         COMMENT: 2023/XX/05: Known defect:  Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM                                                                                                                                                         (APOR)
                                                                                                                                                Disaster End Date: XX/XX/XXXX                                                                                            *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying total   (APOR).
                                                                                                                                                Disaster Name: XXX                                                                                                       debt ratio. - EV1
                                                                                                                                                Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                          *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan characteristics total debt ratio.
                                                                                                                                                                                                                                                                         are DTI: 41.01964%, LTV/CLTV: XXX%/XXX%, Credit Score: 701, Occupancy: Primary, Purpose: Purchase, - EV1                                                              COMMENT: 2023/XX/01: Refer with Caution DU, guidelines not provided for review.

                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        *** (CLEARED) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     characteristics are DTI: 41.01964%, LTV/CLTV: XXX%/XXX%, Credit Score: 701, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Ineligible DU due to LTV, loan waterfalling resulting in designation discrepancy.
736245274 XXX       XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                  D           D           No       No        Missing    CO    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246175 XXX       XXX    XXX       1        1       *** (CLEARED) The verification of employment is not within 10 business days of the Note.: *** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //   1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   TX    5/XX/2022    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2020
                                                      03/XX/2020 - EV1                                                                          COMMENT: 2023/XX/19: Not agency saleable due to unknown defect, two year history required to be verified.
                                                                                                                                                Missing VOE from previous job.
736245257 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 AZ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/29: TIL itemization did not disclose an e-mail fee of $XXX or a courier fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245831 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales      *** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in    B           B           Yes      No                   OH    7/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                    approved license status to conduct loan origination activities.                                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/26: LO not federally licensed with XXX at time of app, only XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To
                                                                                                                                                                                                                                                                         Close Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV1
736245258 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006                                                                                                                                                                   B           B           No       Yes       Final HUD1 ME    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246124 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   TX    4/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
736245264 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           No       Yes       Final HUD1 CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/29: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2           COMMENT: 2021/XX/29: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246123 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   SC    12/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                                                                                                                COMMENT: 2023/XX/03: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                         COMMENT: 2023/XX/03: Known defect:  DTI exceeds guideline max due to rental income discrepancy
                                                      *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 Disaster End Date: XX/XX/XXXX                                                                                            *** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                                                                                                                Disaster Name: XXX                                                                                                       Guidelines and 1026.43(e) of 52.46159% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider     *** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1       Disaster Declaration Date: XX/XX/XXXX                                                                                    regrading to EV2-B.) - EV2                                                                                                                                            Lenders Guidelines and 1026.43(e) of 52.87163% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                      *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a         COMMENT: 2023/XX/20: Known defect:  Missing evidence of debt being paid at closing and the negative rental income calculated is higher than reflected on the AUS.
                                                                                                                                                COMMENT: 2023/XX/03: Known defect:  DTI exceeds guideline max due to rental income discrepancy                           tangible net benefit to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                            *** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders    COMMENT: 2023/XX/20: Known defect:  Missing evidence of debt being paid at closing and the negative rental income calculated is higher than reflected on the AUS.
                                                                                                                                                COMMENT: 2023/XX/20: Known defect:  Missing evidence of debt being paid at closing and the negative rental               Guidelines and 1026.43(e) of 52.87163% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) -
                                                                                                                                                income calculated is higher than reflected on the AUS.                                                                   EV1                                                                                                                                                                   *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. -   COMMENT: 2023/XX/23: Missing a valid Change of Circumstance for the decrease in Lender Credit.  Insufficient or no cure was provided.
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                         $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1
736245262 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    8/XX/2007    Refinance     Primary     XXX        $XXX
736245842 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on      B           B           Yes      No                   NM    9/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                09/XX/2021, prior to three (3) business days from transaction date of 09/XX/2021. - EV2                                                                               09/XX/2021, prior to three (3) business days from transaction date of 09/XX/2021.                                                                                                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/27: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                         COMMENT: 2023/XX/29: Tagged as S&D reason
                                                                                                                                                Disaster End Date: XX/XX/XXXX                                                                                            *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                Disaster Name: XXX                                                                                                       Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least
                                                                                                                                                Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                          three (3) business days prior to closing. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  COMMENT: 2023/XX/22: Initial CD issued 9/XX/21 not provided in file.
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/09/XX/2021) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                           COMMENT: 2023/XX/28: Title - Gross Receipts Tax fee increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the borrower.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7525) - EV1                  *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7525)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/21: Title - Electronic Filing Fee increased without a valid change of circumstance. No cure was provided to the borrower.
736246174 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   MI    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                                                                                         Loan Designation of Non QM. - EV3                                                                                                                                     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                 QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: S/D reason - loan fails the apr-apor spread
                                                                                                                                                                                                                                                                         *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by    COMMENT: 2023/XX/27: S/D reason - loan fails the apr-apor spread the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan  Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1                                   COMMENT: 2023/XX/27: No valid change of circumstance or cure provided.
736245255 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246122 XXX       XXX    XXX       3        2       *** (OPEN) Asset documentation requirements not met. - EV2                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   MD    8/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/27: Per DU Findings, 2 mo. asset statements required; only 1 mo. provided.                              Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: The Originator Loan Designation is Safe Harbor QM (APOR).  However, the Due Diligence Loan Designation is QM (APOR) Risk due to the
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  following issue(s): Per DU Findings, 2 mo. asset statements required; only 1 mo. provided.

                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2023/XX/27: Per DU Findings, 2 mo. asset statements required; only 1 mo. provided.

                                                                                                                                                                                                                                                                         *** (CLEARED) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                                                                                                                                                                                                                                         Worksheet not signed by borrower. - EV1                                                                                                                               could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Per DU Findings, 2 mo. asset statements required; only 1 mo. provided.
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -  COMMENT: 2023/XX/22: Lender Credit disclosed as -$XXX on the Loan Estimate dated 08/XX/2021 but disclosed as -$XXX on the Final Closing Disclosure.  A valid
                                                                                                                                                                                                                                                                         $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1                                                          change of circumstance not provided for decrease.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for       *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7555) - EV1                 Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7555)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/26: Fee was not disclosed on the initial Loan Estimate.  A valid change of circumstance not provided for disclosure of new fee.
736245260 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246121 XXX       XXX    XXX       3        2       *** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.:      *** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution:  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   IL    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      Financial Institution: XXX // Account Type: Mutual Funds / Account Number: XXX, Financial XXX // Account Type: Mutual Funds / Account Number: XXX, Financial Institution: XXX // Account Type: Funds               Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      Institution: XXX // Account Type: Funds from Business Account / Account Number: XXX,      from Business Account / Account Number: XXX, Financial Institution: XXX // Account Type: Funds from Business                                                                                                                                                                                   COMMENT: 2023/XX/27: The originator loan designation is Safe Harbor (APOR). However, the credit report and asset documentation is greater than 120 days old and
                                                      Financial Institution: XXX // Account Type: Funds from Business Account / Account Number: Account / Account Number: XXX                                                                                            *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  cannot be used, resulting in a loan designation of QM (APOR) Risk.
                                                      XXX - EV2                                                                                 COMMENT: 2023/XX/27: The asset documents are more than 120 days old and are not acceptable.
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                      *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.:    *** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report:                    result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2023/XX/27: Known defect:  The credit report and asset documentation is greater than the allowable age of 120 days.
                                                      Credit Report: Original // Borrower: XXX - EV2                                            Original // Borrower: XXX
                                                                                                                                                COMMENT: 2023/XX/27: Known defect                                                                                        *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                      *** (OPEN) Asset documentation requirements not met. - EV2                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) Asset documentation requirements not met.                                                                                                                                                                                                                                           COMMENT: 2023/XX/27: Known defect:  Asset documentation and credit report are greater than 120 days old.
                                                      *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV2                         COMMENT: 2023/XX/27: Asset documents are greater than 120 days old and are not eligible to verify assets                 *** (CANCELLED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                required for closing and reserves.                                                                                       09/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation *** (CANCELLED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV2                                                                                                                                               are based on Closing Disclosure dated 10/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total 09/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2022) - EV1                                                                                        calculation are based on Closing Disclosure dated 10/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2                      COMMENT: 2023/XX/27: No verified assets. All asset documentation is greater than the four month allowable                                                                                                                                                                                      calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2022)
                                                                                                                                                age of credit documents.                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/26: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX.
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV2
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                                                                                                                COMMENT: 2023/XX/27: Known defect:  The credit report is greater than 120 days old and does not meet the guidelines for allowable age of credit documentation.
736245272 XXX       XXX    XXX       1                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 WI    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
736245847 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   AZ    5/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Higher
                                                                                                                                                                                                                                                                         Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: The APR calculation to be used for both the QM threshold consideration and the HPCT rebuttable presumption consideration is taken from                                                                                                                                                        (APOR)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2022 not received by borrower  1026.43 which requires the use of the maximum interest rate that may apply during the five-year period, therefore impacting ARMS with an initial adjustment
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/05/XX/2022) - EV2                                                                                          period that does not exceed 5 years.

                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Qualification Method not Matching QM: General QM: The Qualification Method used by the lender does not match the QM       *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2022 not received by
                                                                                                                                                                                                                                                                         payment calculation method. - EV1                                                                                                                                     borrower at least four (4) business days prior to closing. (Interim/05/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Missing evidence of the borrower receiving the Loan Estimate at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                         $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1                                                          *** (CLEARED) General QM Provision Investor Qualification Method not Matching QM: General QM: The Qualification Method used by the lender does not match the QM payment calculation method.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan  COMMENT: 2023/XX/14: AUS reflects Note Rate + 2% for a $XXX P&I payment.
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/22: Missing a valid Change of Circumstance for the decrease in Lender Credit.  Insufficient or no cure was provided to the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/16: Missing a valid Change of Circumstance for the increase in Loan Discount Points.  Insufficient or no cure was provided to the borrower.
736245263 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 OH    7/XX/2001    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                         $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,         COMMENT: 2021/XX/05: Underdisclosure is payment stream related.  TIL Itemization did not disclose yearly change in payments for MIP.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245256 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    1/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246173 XXX       XXX    XXX       1        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (CLEARED) Income documentation requirements not met.                                                     1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   MA    1/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2023/XX/14: Missing 2020 1120S and K1 for S-Corp required per DU.
                                                      *** (CLEARED) Income documentation requirements not met. - EV1

                                                      *** (CLEARED) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19):
                                                      Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date:
                                                      04/XX/2009 // Document: P&L Statement / Document Date: 01/XX/2022 / Tax Year: <empty> -
                                                      EV1
736245254 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 CT    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent
                                                                                                                                                                                                                                                                         Lenders, Brokers and Loan Originators Act. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245832 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                          A           A           Yes      No                   TX    2/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7564) - EV1
736245267 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    8/XX/2007    Purchase      Primary     XXX        $XXX
736246172 XXX       XXX    XXX       1        1       *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:  *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //    1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CO    5/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2019                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                      10/XX/2019 - EV1                                                                          COMMENT: 2023/XX/07: Co-borrower VVOE provided in file is not dated within 10 days of the Note.
736245273 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used                                                                                                                                                                    B           B           No       No        HELOC      CA    7/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                 Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246189 XXX       XXX    XXX       3        2       *** (OPEN) Income documentation requirements not met. - EV2                               *** (OPEN) Income documentation requirements not met.                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   MI    8/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/05: VVOE is not within 10 business days of the Note date.                                               Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/05: 10 day VOE missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (CLEARED) Asset documentation requirements not met.                                                                  *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                      06/XX/2019 - EV2                                                                          COMMENT: 2023/XX/19: Missing evidence of additional down payments reflected on Final Closing Disclosure.                                                                                                                                                                                       *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   COMMENT: 2023/XX/05: 10 day VOE missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1                             *** (CLEARED) AUS Findings: Available for Reserves discrepancy.                                                          result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                                                                                                                COMMENT: 2023/XX/19: Missing evidence of additional down payments reflected on Final Closing Disclosure.                                                                                                                                                                                       *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                      *** (CLEARED) AUS Findings: Available for Reserves discrepancy. - EV1                                                                                                                                                                                                                                                                                                                    could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: 10 day VOE missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
736245271 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used                                                                                                                                                                    B           B           No       No        HELOC      NH    12/XX/2002   UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                 Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2
736246120 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   GA    3/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      been inspected. - EV3                                                                     COMMENT: 2023/XX/27: Appraisal not performed, Property was eligible for Appraisal Waiver. Disaster End Date              Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                                                                                                                XX/XX/XXXX. Disaster Declaration Date XX/XX/XXXX. Disaster Name XXX.                                                                                                                                                                                                                           COMMENT: 2023/XX/27: Known defect:  Calculated DTI includes qualifying income takes into account Meals & Entertainment, Lender did not consider Meals &
                                                      *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2                                                                                                                                   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  Entertainment in calculation of income.
                                                                                                                                                *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                   COMMENT: 2023/XX/27: Known defect:  Calculated DTI includes qualifying income takes into account Meals &                 *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders       *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                Entertainment, Lender did not consider Meals & Entertainment in calculation of income.                                   Guidelines and 1026.43(e) of 52.00636% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) -    COMMENT: 2023/XX/27: Known defect:  Triggered due to DTI exceeding guidelines.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                              *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders
                                                                                                                                                COMMENT: 2023/XX/19: Debts were omitted from DTI, the AUS approval required a resubmission to show debts                                                                                                                                                                                       Guidelines and 1026.43(e) of 52.00636% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                were paid prior to or at closing which was not met. There is no evidence of payoff of the debts prior to                                                                                                                                                                                       COMMENT: 2023/XX/27: Known defect:  Calculated DTI includes qualifying income takes into account Meals & Entertainment, Lender did not consider Meals &
                                                                                                                                                closing.                                                                                                                                                                                                                                                                                       Entertainment in calculation of income.
736245219 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 OH    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
736245839 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   WA    2/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      been inspected. - EV3                                                                     COMMENT: 2023/XX/19: The property is located in FEMA Disaster area.  Provide a post-disaster inspection                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                verifying there was no damage.  The inspection must include exterior photos and the property must be re-
                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. -  inspected on or after XX/XX/XXXX declared end date.
                                                      EV1
                                                                                                                                                *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                                                COMMENT: 2023/XX/23: HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current  coverage amount.
736245207 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act. - EV2                                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 AL    3/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009. - EV2
736245245 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3        *** (OPEN) Missing Valuation:                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 SC    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2019/XX/04: Appraisal not provided                                                                              Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
736245837 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (CANCELLED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided   1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due    A           A           Yes      No                   CA    6/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      been inspected. - EV3                                                                     COMMENT: 2023/XX/19: A 12 month mortgage history is required and was not provided.  Please provide 12 month              Diligence Loan Designation of QM (APOR) Fail. - EV1                                                                                                                   Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                housing history through 5/2021.                                                                                                                                                                                                                                                                COMMENT: 2023/XX/05: Waterfall exception due to missing guidelines.
                                                      *** (CANCELLED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage                                                                                                                            *** (CLEARED) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan characteristics
                                                      (VOM) not provided - EV1                                                                                                                                                                                           are DTI: 35.58392%, LTV/CLTV: XXX%/XXX%, Credit Score: 737, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1
736245242 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NH    8/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245244 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 4 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2013. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246049 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide *** (CLEARED) Prepaid Interest paid to a party other than the lender.: Date Issued: 09/XX/2022 // TRID Fee: Prepaid Interest (F)                                  A           A           No       No                   CA    8/XX/2022    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2022) - EV1                                                  COMMENT: 2023/XX/08: Prepaid interest was not marked as paid to lender.                                                                                                                                                                                                                               QM (APOR)    QM (APOR)

                                                                                                                                                                                                                                                                         *** (CLEARED) Prepaid Interest paid to a party other than the lender.: Date Issued: 09/XX/2022 // TRID Fee: Prepaid Interest (F) - EV1                                *** (CLEARED) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on COMMENT: 2023/XX/08: The reason the loan would not have an escrow account was not disclosed on the borrower's final CD.
                                                                                                                                                                                                                                                                         08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022) - EV1
736245250 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 ME    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2009, prior to three (3) business days from transaction date of 04/XX/2009. - EV2
736246048 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   GA    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                                                                                         Loan Designation of Non QM. - EV3                                                                                                                                     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                 QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: QM designation failure due to APR variance:  QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                         *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%.
                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of             COMMENT: 2023/XX/27: QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                         application. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        application.
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     COMMENT: 2023/XX/21: The only signed disclosure in file is dated the day of closing.  The file contains two earlier-dated disclosures; however, neither is signed/dated and no other evidence of delivery to the borrower in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Affiliated business disclosure not signed by borrower.
736245212 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2020/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246047 XXX       XXX    XXX       1        1       *** (CLEARED) REO Documents are missing.: Address: XXX, VA - EV1                                                                                                                                       1           *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -  *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit   A           A           Yes      No                   VA    6/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1                                                          of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)                                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: Lenders Credit was last disclosed as $($XXX) on LE but disclosed as ($XXX) on Final Closing Disclosure.  File does not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                               for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245206 XXX       XXX    XXX       3                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                             3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                  D           D           Yes      No        Missing    OH    2/XX/2009    UTD           Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         01/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245833 XXX       XXX    XXX       3        1       *** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months Account                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   AR    7/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        QM (APOR)    QM (APOR)
                                                      Sole Proprietor / Start Date: 08/XX/2019 - EV1

                                                      *** (CLEARED) Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type: Employment / Income
                                                      Type: Sole Proprietor / Start Date: 08/XX/2019 - EV1
736245237 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 AZ    2/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     COMMENT: 2019/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
736245836 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    A           A           Yes      No                   TX    2/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based  *** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on on Closing Disclosure dated 02/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        02/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2022) - EV1                                                                                           calculation are based on Closing Disclosure dated 02/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2022)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.     COMMENT: 2023/XX/26: Total of Payments disclosed is $XXX. Calculated Total of Payments is $XXX. Variance of $XXX.
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV1

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7588) - EV1
736245211 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    1/XX/2014    Refinance     Primary     XXX        $XXX
736245848 XXX       XXX    XXX       3        1       *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. -  *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                       3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   NC    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Higher
                                                      EV1                                                                                       COMMENT: 2023/XX/19: Hazard Insurance Coverage Amount is insufficient by $XXX.                                           Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2022 not received by borrower
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/06/XX/2022) - EV2                                                                                          *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2022 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2022)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount COMMENT: 2023/XX/03: Revised Loan Estimate provided on 06/XX/2022 not received by borrower at least four business days prior to closing.
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
736245843 XXX       XXX    XXX       1        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                       1           *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                          A           A           Yes      No                   TX    11/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/12: Hazard insurance policy is insufficient by $XXX.                                                    Affiliated Business Arrangement Disclosure. - EV1                                                                                                                                                                                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. -
                                                      EV1
736245228 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    7/XX/2010    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245835 XXX       XXX    XXX       2        2       *** (OPEN) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19):    *** (OPEN) YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXX //      2           *** (CURED) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on   *** (CURED) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided  B           B           Yes      No                   TX    10/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 01/XX/2012 // Document: P&L                     10/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2021) - EV2                                                               on 10/XX/2021 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2021)                                                                                                                                                                                                  QM (APOR)    QM (APOR)
                                                      01/XX/2012 // Document: P&L Statement / Document Date: 07/XX/2021 / Tax Year: <empty> -   Statement / Document Date: 07/XX/2021 / Tax Year: <empty>                                                                                                                                                                                                                                      COMMENT: 2023/XX/16: Loan does not have an escrow account.
                                                      EV2                                                                                       COMMENT: 2023/XX/28: Known defect.                                                                                       *** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the
                                                                                                                                                                                                                                                                         borrower. - EV1                                                                                                                                                       *** (CANCELLED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit
                                                      *** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months business Account *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                         of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                      statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type:   COMMENT: 2023/XX/27: There's a coverage shortfall of $XXX                                                                *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        COMMENT: 2023/XX/16: Final Lender Credit of  -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. No cure was
                                                      S-Corp (>= 25%) / Start Date: 01/XX/2012 - EV1                                                                                                                                                                     Affiliated Business Arrangement Disclosure. - EV1                                                                                                                     provided.

                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. -                                                                                                                           *** (CANCELLED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                      EV1                                                                                                                                                                                                                -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1
736245208 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local                                                                                                                                                                            D           D           Yes      Yes       Estimated  WI    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                          HUD1

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736245829 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   MO    5/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/21: No evidence in file showing borrower received copy of appraisal.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the     *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/2169066) - EV2                                                                                                                                       Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2169066)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected          COMMENT: 2023/XX/10: The payment in Payment Stream 2 does not reflect the amortized payment of the loan.
                                                                                                                                                                                                                                                                         Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the
                                                                                                                                                                                                                                                                         actual maximum payment for the loan. (ProjSeq:2/2169066) - EV2                                                                                                        *** (CURED) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match
                                                                                                                                                                                                                                                                         *** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of             the actual maximum payment for the loan. (ProjSeq:2/2169066)
                                                                                                                                                                                                                                                                         application. - EV1                                                                                                                                                    COMMENT: 2023/XX/10: The payment in Payment Stream 2 does not reflect the amortized payment of the loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/21: Disclosure signed at closing 5/XX/2021.
736245251 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2013. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245215 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    6/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736245834 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   PA    6/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Higher
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                COMMENT: 2023/XX/30: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                         COMMENT: 2023/XX/03: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                (APOR)
                                                                                                                                                Disaster End Date: XX/XX/XXXX                                                                                            *** (CURED) TRID Final Closing Disclosure AIR Table Index And Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure
                                                                                                                                                Disaster Name: XXX                                                                                                       provided on 06/XX/2021 did not disclose Index or Margin. (Final/06/XX/2021) - EV2                                                                                     *** (CURED) TRID Final Closing Disclosure AIR Table Index And Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure
                                                                                                                                                Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                          provided on 06/XX/2021 did not disclose Index or Margin. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                   COMMENT: 2023/XX/10: AIR Table not available.
736245232 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
736245844 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan       B           B           No       No                   NC    3/XX/2023    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2023)  Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                         - EV2                                                                                                                                                                 (Interim/03/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Known defect:  The latest LE is dated 03/XX/2023, the initial CD was issued 03/XX/2023.
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2023) - EV1
736245216 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           No       Yes       Final HUD1 PA    2/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246046 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   AR    7/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                                                                                         Loan Designation of Non QM. - EV3                                                                                                                                     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                 QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Points and fees exceed QM threshold resulting in designation discrepancy.
                                                                                                                                                                                                                                                                         *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Points and fees exceed QM threshold resulting in designation discrepancy.
736245841 XXX       XXX    XXX       3        1                                                                                                                                                                                                              2           *** (OPEN_UNABLE_TO_CLEAR) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of     *** (OPEN_UNABLE_TO_CLEAR) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of B           B           Yes      No                   OK    10/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Right to Cancel occurs prior to expected date(s). - EV2                                                                                                               Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/21: RTC expiration date is prior to 3 days from signature.
736245830 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:   B           B           Yes      No                   UT    3/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 03/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the     Final Closing Disclosure provided on 03/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/2169133) - EV2                                                                                                                                       for the loan. (ProjSeq:2/2169133)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: The minimum payment disclosed on the closing disclosure does not match the calculated minimum payment.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                         Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the    *** (CURED) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                         actual maximum payment for the loan. (ProjSeq:2/2169133) - EV2                                                                                                        Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2169133)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: The minimum payment disclosed on the closing disclosure does not match the calculated minimum payment.
736245246 XXX       XXX    XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with    B           B           No       Yes       Final HUD1 FL    2/XX/2010    Purchase      Primary     XXX        $XXX
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010. - EV2          timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/09: 02/XX/2010
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245838 XXX       XXX    XXX       3        1       *** (CANCELLED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has  *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                       2           *** (CURED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -    *** (CURED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of  B           B           Yes      No                   TX    5/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      not been inspected. - EV1                                                                 COMMENT: 2023/XX/19: Hazard insurance policy provided has a coverage shortfall of $XXX.                                  $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                          -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)                                                                                                                                                                                               QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Lender Credits disclosed on the Loan Estimate dated 05/XX/2021 was -$XXX but decreased to -$XXX on the final Closing Disclosure.
                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. -                                                                                                                           *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                      EV1                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure. - EV1
736245234 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                               *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                 B           B           Yes      Yes       Final HUD1 MA    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/07: 5% late fee exceeds the 3% maximum per state (MA).
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736246214 XXX       XXX    XXX       3        2       *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                          3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   NC    3/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/30: Calculated investor qualifying total debt ratio of 46.14602% exceeds Guideline total                Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV2                        debt ratio of 45.00000%.                                                                                                                                                                                                                                                                       COMMENT: 2023/XX/30: Known defect:  Loan was approved as out of scope and guidelines were not provided, causing the loan to waterfall through the QM testing
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders       resulting in a Loan Designation discrepancy.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV2 *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                             Guidelines and 1026.43(e) of 46.14602% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) -
                                                                                                                                                COMMENT: 2023/XX/30: KNOWN DEFECT: Calculated loan to value percentage of 116.82857% exceeds Guideline loan              EV2                                                                                                                                                                   *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying
                                                                                                                                                to value percentage of 97.00000%.                                                                                                                                                                                                                                                              total debt ratio.
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete QM testing due to missing investor guideline qualifying total   COMMENT: 2023/XX/20: Loan was approved as out of scope and guidelines were not provided, causing the loan to waterfall through the QM testing.
                                                                                                                                                *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                      debt ratio. - EV1
                                                                                                                                                COMMENT: 2023/XX/30: Hazard insurance policy in file has a coverage shortfall of $XXX.
736245249 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 GA    10/XX/2011   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2                                                                                             $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/14: Unable to determine cause of under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 COMMENT: 2019/XX/14: UTD due to missing application which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246127 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   AR    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                                                                                         Loan Designation of Non QM. - EV3                                                                                                                                     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                 QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: KNOWN DEFECT:  Failing QM: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%.
                                                                                                                                                                                                                                                                         *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by    COMMENT: 2023/XX/30: KNOWN DEFECT: QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                         the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                                                              Remove/Clear Exceptions

                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.     *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV1                                   by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: Known defect
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200) - EV1
736245205 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 LA    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
736245226 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 LA    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736246078 XXX       XXX    XXX       3        3       *** (OPEN) Aged document: Asset Account is more than 120 days prior to Closing.:          *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   IA    8/XX/2021    Purchase      Primary     XXX        $XXX                  HUD Safe     ATR Risk
                                                      Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number:       COMMENT: 2023/XX/28: Missing final executed CD/HUD-1/Closing Statement for current residence to verify                   Loan Designation of ATR Risk. - EV3                                                                                                                                   Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                               Harbor QM
                                                      <empty> - EV3                                                                             minimum investment met and sufficient funds to close.                                                                                                                                                                                                                                          COMMENT: 2023/XX/28: Due to DTI exceeding DU, missing 2 year verification of employment for B2 and evidence current residence sold for sufficient assets to close
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    and liability no longer valid.  Not agency saleable.
                                                      *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                               the loan is at ATR risk. - EV3
                                                                                                                                                COMMENT: 2023/XX/28: DU indicates and FHA requires that all outstanding collection/charge offs with a                                                                                                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3                         combined balance of greater than $XXX requires the payment to be included in the DTI.  B2 has two open                   *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs          components, the loan is at ATR risk.
                                                                                                                                                charge-offs with balances that exceed $XXX.  Including these debt payments the DTI is 49.40892% and exceeds              calculated in accordance with the Lenders Guidelines of 49.40634% and based on 1026.43(c)(5) of 49.41% significantly exceed the guideline maximum of 42.59%. (DTI     COMMENT: 2023/XX/28: DU indicates and FHA requires that all outstanding collection/charge offs with a combined balance of greater than $XXX requires the payment
                                                      *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          the DU approved DTI of 39.59%.                                                                                           Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3                                                                             to be included in the DTI.  B2 has two open charge-offs with balances that exceed $XXX.  Including these debt payments the DTI is 49.40892% and exceeds the DU approved DTI of 39.59%.
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3
                                                                                                                                                COMMENT: 2023/XX/27: Missing final executed CD/HUD-1/Closing Statement for current residence to verify                                                                                                                                                                                         *** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      minimum investment met and sufficient funds to close.                                                                    *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    calculated in accordance with the Lenders Guidelines of 49.40634% and based on 1026.43(c)(5) of 49.41% significantly exceed the guideline maximum of 42.59%. (DTI requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                                 COMMENT: 2023/XX/28: DU indicates and FHA requires that all outstanding collection/charge offs with a combined balance of greater than $XXX requires the payment
                                                                                                                                                COMMENT: 2023/XX/27: Missing final executed CD/HUD-1/ Closing Statement for omitted liability and lender did             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, to be included in the DTI.  B2 has two open charge-offs with balances that exceed $XXX.  Including these debt payments the DTI is 49.40892% and exceeds the DU
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      not include a monthly payment for charge-offs with outstanding balances as required per DU.                              guarantee or insurance by the appropriate agency. - EV3                                                                                                               approved DTI of 39.59%.

                                                      *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                            *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                                                COMMENT: 2023/XX/28: Missing final executed CD/HUD-1/Closing Statement for current residence to verify                   to verify two years employment history for current and/or prior employment. (XXX/12445282) - EV2                                                                      COMMENT: 2023/XX/28: Due to DTI exceeding DU, missing 2 year verification of employment for B2 and evidence current residence sold for sufficient assets to close
                                                      *** (OPEN) Missing Document: Asset not provided - EV3                                     sufficient funds to close.                                                                                                                                                                                                                                                                     and liability no longer valid.

                                                      *** (OPEN) The FHA Minimum Required Investment was not met per the documented Assets in   *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                                 *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                      file. - EV3                                                                               COMMENT: 2023/XX/28: Missing B2's prior employment VVOE to verify a two year history as required per DU.                                                                                                                                                                                       doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: Missing final executed Closing Disclosure/HUD-1/Settlement Statement for the sale of borrower's current residence and missing VVOE for B2's
                                                      *** (OPEN) The subject Property was sold within the previous 12 months. Missing evidence  *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                          prior employment to verify a full 2 years.
                                                      to determine if there are  undisclosed Identity-of-Interest transactions and if compliant COMMENT: 2023/XX/28: Missing DU required VVOE for B2's prior employment to verify a two years history.
                                                      with Restrictions on Property Flipping.: Valuation Type: AVM / Valuation Report Date:                                                                                                                                                                                                                                                                                                    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                      06/XX/2023 - EV3                                                                          *** (OPEN) Missing Document: Asset not provided                                                                                                                                                                                                                                                purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                COMMENT: 2023/XX/27: Missing final executed CD/HUD-1/Closing Statement for the sale of the borrower's                                                                                                                                                                                          COMMENT: 2023/XX/28: DU indicates and FHA requires that all outstanding collection/charge offs with a combined balance of greater than $XXX requires the payment
                                                                                                                                                current residence to verify sufficient funds to close and that liability no longer exists as required per                                                                                                                                                                                      to be included in the DTI.  B2 has two open charge-offs with balances that exceed $XXX.  Including these debt payments the DTI is 49.40892% and exceeds the DU
                                                                                                                                                DU.                                                                                                                                                                                                                                                                                            approved DTI of 39.59%.

                                                                                                                                                *** (OPEN) The FHA Minimum Required Investment was not met per the documented Assets in file.                                                                                                                                                                                                  *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                COMMENT: 2023/XX/28: Missing final executed CD/HUD-1/Closing Statement for current residence to verify                                                                                                                                                                                         Dates to verify two years employment history for current and/or prior employment. (XXX/12445282)
                                                                                                                                                minimum investment met.                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/21: Missing B2's prior employment VVOE as required per DU to verify a full 2 year history.
736245243 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736246042 XXX       XXX    XXX       3        1       *** (CLEARED) Asset documentation requirements not met. - EV1                             *** (CLEARED) Asset documentation requirements not met.                                                      2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   VA    9/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/25: The AUS/Guidelines requires two months bank statements which was not provided.                      copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                      *** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution:                                                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/17: Appraisal report dated 08/XX/2021 missing evidence of receipt.
                                                      XXX // Account Type: Checking / Account Number: XXX - EV1                                 *** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:             *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                                                                                                                Checking / Account Number: XXX                                                                                           Diligence Loan Designation of QM (APOR) Risk. - EV1                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                                                                                                                COMMENT: 2023/XX/25: Bank statements covering a two month period was required.  Only one month provided.                                                                                                                                                                                       Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. -   COMMENT: 2023/XX/25: Waterfall due to AUS requirement of two months bank statements which was not provided.
                                                                                                                                                                                                                                                                         EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which      COMMENT: 2023/XX/25: The AUS/Guidelines requires two months bank statements which was not provided.
                                                                                                                                                                                                                                                                         could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/25: The AUS/Guidelines require assets seasoned at least 60 days to verify cash to close.  However, only 30 days verification was provided.
736245217 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable      D           D           Yes      Yes       HUD1, not  OR    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                              Federal, State or Local compliance testing.                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/01: Close at Home Loan.  Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower.  This unsigned HUD                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  was used for compliance testing.

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       COMMENT: 2019/XX/02: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009. - EV2
736246247 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Amortization type discrepancy. - EV3                             *** (OPEN) AUS Findings: Amortization type discrepancy.                                                      2           *** (OPEN) TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing           *** (OPEN) TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing       B           B           Yes      No                   TX    4/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an              Disclosure provided on 03/XX/2022 disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Final/03/XX/2022) - EV2     Disclosure provided on 03/XX/2022 disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Final/03/XX/2022)                                                                                                                                           QM (APOR)    QM (APOR)
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:    ARM loan.                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (OPEN) TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure
                                                      10/XX/2016 - EV3                                                                          *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                  provided on 03/XX/2022 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/03/XX/2022) - EV2                  *** (OPEN) TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2016                                                                                                                                                                                                                      Disclosure provided on 03/XX/2022 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/03/XX/2022)
                                                                                                                                                COMMENT: 2023/XX/17: The loan is not agency salable.  Previous employment Verbal VOE is required by Appendix             *** (OPEN) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                Q.                                                                                                                       provided on 03/XX/2022 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing      Disclosure provided on 03/XX/2022 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                         Disclosure provided on 03/XX/2022 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.                   COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         (Final/03/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022       Disclosure provided on 03/XX/2022 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
                                                                                                                                                                                                                                                                         disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to the (Final/03/XX/2022)
                                                                                                                                                                                                                                                                         calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee   COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2022). (Final/03/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 03/XX/2022   disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to
                                                                                                                                                                                                                                                                         is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance. (Final/03/XX/2022) - EV2                                                                the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2022). (Final/03/XX/2022)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022        COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.  A discrepancy of $XXX.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 04/XX/2022). (Final/03/XX/2022) - EV2                                                                                               03/XX/2022 is under-disclosed from the calculated APR of XXX% outside of XXX% tolerance. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                         on 03/XX/2022 incorrectly disclosed whether the Interest Rate can change. (Final/03/XX/2022) - EV2                                                                    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         provided on 03/XX/2022 incorrectly disclosed whether the Principal and Interest Payment can change. (Final/03/XX/2022) - EV2                                          are based on Closing Disclosure dated 04/XX/2022). (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX Variance of -$XXX. Note reflects this is a Fixed Rate loan while the
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2022     Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or
                                                                                                                                                                                                                                                                         adjustable payment with incorrect Product disclosure. (Final/03/XX/2022) - EV2                                                                                        *** (OPEN) TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided on 03/XX/2022 incorrectly disclosed whether the Interest Rate can change. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 03/XX/2022 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:4/2219149) - EV2                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 03/XX/2022 incorrectly disclosed whether the Principal and Interest Payment can change. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 03/XX/2022 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the
                                                                                                                                                                                                                                                                         loan. (ProjSeq:3/2219148) - EV2                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2022 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  adjustable payment with incorrect Product disclosure. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 03/XX/2022 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the     COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/2219147) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 03/XX/2022 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual       for the loan. (ProjSeq:4/2219149)
                                                                                                                                                                                                                                                                         maximum payment for the loan. (ProjSeq:4/2219149) - EV2                                                                                                               COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 03/XX/2022 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual       Final Closing Disclosure provided on 03/XX/2022 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment
                                                                                                                                                                                                                                                                         maximum payment for the loan. (ProjSeq:3/2219148) - EV2                                                                                                               for the loan. (ProjSeq:3/2219148)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 03/XX/2022 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual       *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                         maximum payment for the loan. (ProjSeq:2/2219147) - EV2                                                                                                               Final Closing Disclosure provided on 03/XX/2022 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2219147)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022     COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2022) - EV2                                                                                           Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/2219149)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2219148)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments: Final Closing Disclosure provided on 03/XX/2022 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2219147)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2022).  The disclosed Total of Payments in the amount of $XXX68,665.19 is under disclosed by $XXX compared to the calculated total of payments of $XXX97,840.40 which exceeds the $XXX threshold. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Total of Payments disclosed on Final Closing Disclosure is $XXX68,665.19 Due Diligence Total of Payments is $XXX97,840.40There is a variance of -$XXX. Note reflects this is a Fixed Rate loan while the Closing Disclosure reflects it is an ARM loan.
736245253 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245235 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           No       Yes       Final HUD1 IL    12/XX/2010   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
736246233 XXX       XXX    XXX       3        3       *** (OPEN) The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                                               1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   TX    5/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      policy in file). Unable to determine if appropriate coverage is provided. - EV3
736245203 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 PA    3/XX/2010    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246234 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   CA    5/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                                                                                         Loan Designation of Non QM. - EV3                                                                                                                                     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                 QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: Origination Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                         *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  XXX%.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2023/XX/28: QM APR on subject loan of XXX% is equal to or greater than the threshold of XXX%.
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/05/XX/2022) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     (3) business days prior to closing. (Initial/05/XX/2022)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2023/XX/28: Proof of earlier receipt not found in tile.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: Loan Discount Points  was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                               COC for this fee, nor evidence of cure in file.
736245220 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245849 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    4/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     QM (APOR)    QM (APOR)
736245227 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 VA    10/XX/2011   Purchase      Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246232 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Income documentation requirements not met.                                                        1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CA    6/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2023/XX/28: Missing proof of taxes and insurance for  REO located at XXX, TN

                                                      *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) REO Documents are missing.: Address: XXX, TN
                                                                                                                                                COMMENT: 2023/XX/28: Missing proof of taxes and insurance for  REO located at XXX, TN
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, TN - EV3
736245222 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    9/XX/2012    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245850 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final  *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments:    B           B           Yes      No                   NJ    12/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 12/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the     Final Closing Disclosure provided on 12/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                         loan. (ProjSeq:2/2186568) - EV2                                                                                                                                       for the loan. (ProjSeq:2/2186568)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: Projected Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed a periodic principal and interest payment for payment stream 2
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                         Final Closing Disclosure provided on 12/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual
                                                                                                                                                                                                                                                                         maximum payment for the loan. (ProjSeq:2/2186568) - EV2                                                                                                               *** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) the actual maximum payment for the loan. (ProjSeq:2/2186568)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/12/XX/2021) - EV2                                                                                                            COMMENT: 2023/XX/28: Final Closing Disclosure provided on 12/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/12/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: Proof of earlier receipt not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
736245210 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AZ    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2013 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246026 XXX       XXX    XXX       3        1                                                                                                                                                                                                              2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the       *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the   B           B           Yes      No                   CA    10/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2        proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/06: Right to Cancel was issued on incorrect form. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021        the correct model form. H-8 Form must be used as lender is not the same as originating lender.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 10/XX/2021). (Final/10/XX/2021) - EV2                                                                                               disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/06: Final Closing Disclosure reflects Finance Charge of $XXX. Calculated Finance Charge is $XXX. Variance of $XXX.  Lender to provide corrected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure and copy of letter sent to borrower explaining changes.
736244727 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 NY    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/05: TIL in file indicated to be final is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Initial TIL not provided - EV1
736246194 XXX       XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   PA    2/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/30: Divorce Decree missing.                                                                             Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                                                                                                                                                                                              COMMENT: 2023/XX/30: Loan Designation mismatch due missing income document.
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                                                                                                                COMMENT: 2023/XX/30: Divorce Decree missing.                                                                                                                                                                                                                                                   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   COMMENT: 2023/XX/30: The loan is at QM risk due to missing missing income documentation.
                                                                                                                                                                                                                                                                         result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2022) - EV2                                                    COMMENT: 2023/XX/30: Divorce Decree is missing from file.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: A copy of each valuation was not provided to borrowers three (3) business days prior to consummation.
736244762 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NY    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial TIL not disclosed to the borrower within 3 days. - EV2
736246197 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   MN    9/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/30: The file is missing 2 months statements for assets used for qualification for accounts              Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  #XXX and #XXX.                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/30: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk due to missing assets
                                                      // Account Type: Mutual Funds / Account Number: XXX - EV3                                                                                                                                                          *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  documents.
                                                                                                                                                *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX  Mutual Funds / Account Number: XXX                                                                                       *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                      // Account Type: Savings / Account Number: XXX - EV3                                      COMMENT: 2023/XX/30: The file is missing an additional month's bank statement as required by AUS. 7/XX/21                result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2023/XX/30: Based on the loan failing one or more guideline components, the loan is at QM risk due to missing asset documents.
                                                                                                                                                through 7/XX/21 was provided.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                                                                                                                *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:                                                                                                                                                                                      could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                Savings / Account Number: XXX                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/30: The file is missing 2 months bank statements for assets used for qualification.
                                                                                                                                                COMMENT: 2023/XX/30: The file is missing an additional month's bank statement as required by AUS. 8/XX/21 through 8/XX/21 was provided.

                                                                                                                                                *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                                                COMMENT: 2023/XX/30: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of  $XXX. The loan amount is $XXX. The HOI coverage is $XXX.
736244753 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2001                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/XX/2000. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244778 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    CA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246195 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   CA    5/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    ATR Risk
                                                                                                                                                COMMENT: 2023/XX/03: No paystubs to validate high monthly amount for co-borrower.                                        match Due Diligence Loan Designation of ATR Risk. - EV3                                                                                                               match Due Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                     SHQM
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/03: Loan designation firing due to missing paystubs.                                                                                                                                                                                                                                 (GSE/Agency
                                                                                                                                                *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,                                                                                                                                                                                                                                                                                                          Eligible)
                                                      *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation    COMMENT: 2023/XX/01: As per recent Bank statement from XXX #XXX dated 05/XX/2021 is $XXX whereas 1003                    the loan is at ATR risk. - EV3                                                                                                                                        *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      was not provided.: Borrower: XXX, Borrower: XXX - EV3                                     considered previous ending balance in the amount of $XXX which is insufficient for Cash to close.                                                                                                                                                                                              components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in   COMMENT: 2023/XX/03: No supporting documentation for excluding debt XXX.
                                                      *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that   *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.:                accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.22417% significantly exceeds the guideline maximum of 47.94%. (DTI Exception requires compelling
                                                      does not have a declared end date. - EV3                                                  Borrower: XXX, Borrower: XXX                                                                                             compensating factors to consider regrading to EV2-B.) - EV3                                                                                                           *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated
                                                                                                                                                COMMENT: 2023/XX/01: Passport/Visa or permanent resident alien card not provided.                                                                                                                                                                                                              in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.22417% significantly exceeds the guideline maximum of 47.94%. (DTI Exception requires
                                                      *** (OPEN) Income documentation requirements not met. - EV3                                                                                                                                                        *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc    compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a                  requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                COMMENT: 2023/XX/03: Missing paystubs to validate higher annual amount and supporting documents to exclude XXX debt.
                                                      *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3     declared end date.
                                                                                                                                                COMMENT: 2023/XX/01: No post disaster inspection provided since appraisal in 2021.                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                          COMMENT: 2023/XX/03: Missing paystubs for co-borrower.
                                                                                                                                                COMMENT: 2023/XX/03: Missing paystubs for co-borrower.                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2                                                    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided                                                                                                                                                                                                                purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                COMMENT: 2023/XX/01: Passport/Visa or permanent resident alien card not provided.                                        *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on      COMMENT: 2023/XX/03: Unable to validate higher income amount from co-borrower due to missing paystubs.
                                                                                                                                                                                                                                                                         05/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2188142) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax      05/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2188142)
                                                                                                                                                                                                                                                                         Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2                        COMMENT: 2023/XX/01: Provided MI cert shows PMI in the amount of $XXX whereas CD shows $XXX. PMI not amount does not match.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                               Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: No cure provided.
736245199 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005                                                                                                                                                                   B           B           No       Yes       Final HUD1 AL    12/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
736246196 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   CA    5/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM (43-Q). - EV3                                                                                                  match Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                                                                                                                                                                                                                        SHQM         QM (43-Q)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: The discrepancy in rate change frequency caused a loan designation mismatch.                                                                                                                                                                                                     (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -                                                                                                                                                                                                                                                                                                       Eligible)
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing      COMMENT: 2023/XX/30: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                         Disclosure provided on 05/XX/2021 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
                                                                                                                                                                                                                                                                         (Final/05/XX/2021) - EV2                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 05/XX/2021 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2021 with   (Final/05/XX/2021)
                                                                                                                                                                                                                                                                         an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/05/XX/2021) - EV2                  COMMENT: 2023/XX/30: The note indicates rates will change every 6 months after the initial change and the final CD indicates rates will change every 12 months after the initial change.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2021 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: The note indicates rates will change every 6 months after the initial change and the final CD indicates rates will change every 12 months after the initial change.
736244743 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2004    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
736244764 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003                                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
736246169 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   MI    5/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                COMMENT: 2023/XX/03: The property is located in FEMA Disaster area. Provide a post-disaster inspection                                                                                                                                                                                         COMMENT: 2023/XX/06: Evidence of receipt of appraisal is missing,                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                verifying there was no damage. The inspection must include exterior photos and the property must be re-                  *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                                                                                                                inspected on or after XX/XX/XXXX declared end date.                                                                      change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS     COMMENT: 2023/XX/03: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7539) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                        COMMENT: 2023/XX/03: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three business days prior to consummation 05/XX/2021.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS
                                                                                                                                                                                                                                                                                                                                                                                                                                               Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7539)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: MERS Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Credit Report Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, cure provided at closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Loan Discount Points Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, no cure provided.
736244722 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      No        HUD1, not  GA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246168 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   TX    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Higher
                                                                                                                                                                                                                                                                         Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                (APOR)
                                                                                                                                                                                                                                                                         *** (OPEN) General QM - Bank Statement Guidelines Require 12 or more Months: General QM: Guidelines require 12 or more consecutive months bank statements. (XXX
                                                                                                                                                                                                                                                                         XXX/Bank Statements) - EV3                                                                                                                                            *** (OPEN) General QM - Bank Statement Guidelines Require 12 or more Months: General QM: Guidelines require 12 or more consecutive months bank statements. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX/Bank Statements)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX       COMMENT: 2023/XX/05: Guidelines require 12 or more consecutive months bank statements.
                                                                                                                                                                                                                                                                         Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                                                                                                                                                                                                                                                                                                                                                                                                               Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Fees increased without a valid COC, no cure provided.
736244723 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                     *** (OPEN) Missing Valuation:                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    TN    8/XX/2002    UTD           UTD         XXX        $XXX
                                                                                                                                                COMMENT: 2018/XX/23: Appraisal not provided.                                                                             Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246103 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Missing Document: Fraud Report not provided                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    7/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2023/XX/04: Fraud Report copy is missing in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, CA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                COMMENT: 2023/XX/04: Require Tax Verification for REO XXX
736244772 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 AL    8/XX/2001    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001. - EV2
736244739 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 TX    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736246098 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                           2           *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of - B           B           Yes      No                   CA    8/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)                                                                                                                                                                                                SHQM         SHQM
                                                      *** (OPEN) The Earnest Money Deposit is unsourced. Please provide source documentation                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/03: Lender Credits Fee was  last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid COC                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                      for the Earnest Money Deposit.: Financial Institution: XXX // Account Type: Earnest Money                                                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  for this fee, nor evidence of cure in file.                                                                                                                                                                                                                                                           Eligible)    Eligible)
                                                      Deposit - Unsourced / Account Number: XXX - EV3                                                                                                                                                                    Compliance Audit / Quality Control Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77171) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Compliance Audit / Quality Control Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77171)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: No valid change in circumstance or cure for borrower provided.
736245169 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 MD    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2018/XX/08: Index lender used is not available

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736246101 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    8/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                                       COMMENT: 2023/XX/04: The file was missing documentation verifying the borrower's consent to receive                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  QM (APOR)    QM (APOR)
                                                                                                                                                electronic documentation.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3
736244766 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    9/XX/2003    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246165 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Missing Document: Fraud Report not provided                                                       3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   PA    5/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2023/XX/01: Fraud report missing in file.                                                                       match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: QM failure due to QM points and fees.                                                                                                                                                                                                                                            (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) Projected Income - New Employment: Qualified Mortgage (Dodd-Frank 2014): Use of Projected income (New Employment) requirement not met. (XXX XXX/Projected                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         Income) - EV3                                                                                                                                                         *** (OPEN) Projected Income - New Employment: Qualified Mortgage (Dodd-Frank 2014): Use of Projected income (New Employment) requirement not met. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX/Projected Income)
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12496421) - EV3                                  COMMENT: 2023/XX/01: Verification of offer letter, VOE and employer letter received, but none showing projected income at new employer.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.35535% is in excess of the allowable maximum of        *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12496421)
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    COMMENT: 2023/XX/01: Points and Fees on subject loan of 3.35535% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                         .35535%). - EV3                                                                                                                                                       Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.35535% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2                                                    3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35535%).
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2023/XX/01: Points and Fees on subject loan of 3.35535% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: No evidence in file showing borrower received copy of appraisal.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: Transfer tax fee listed on final CD only: no change in circumstance or cure for borrower provided.
736244754 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    5/XX/2003    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736246100 XXX       XXX    XXX       3        3       *** (OPEN) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is         *** (OPEN) Missing Document: Fraud Report not provided                                                       2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total     B           B           No       No                   CA    8/XX/2021    Refinance     Second Home XXX        $XXX                  Temporary    Temporary
                                                      present. - EV3                                                                            COMMENT: 2023/XX/06: Fraud Report missing in the file.                                                                   of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)                                                                                                                                                                                 SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/06: Title and Recording fees increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   borrower.                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                                                                                                                                                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/06: Credit Report fee increased without a valid change of circumstance. No cure was provided to the borrower.
736244708 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so
                                                      *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                            *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  cannot confirm that borrower received.
                                                      Report Date: 01/XX/2005 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         rescission form was used. - EV2                                                                                                                                       COMMENT: 2019/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
736246099 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Missing Document: Fraud Report not provided                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    8/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/06: Fraud Report is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        QM (APOR)    QM (APOR)
736244777 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736244761 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    10/XX/2006   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246166 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Missing Document: Fraud Report not provided                                                       2           *** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  *** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided B           B           Yes      No                   NC    1/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/04: A complete Fraud Report is required.                                                                01/XX/2022 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in "Other" section where      on 01/XX/2022 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in "Other" section                                                                                                                                         QM (APOR)    QM (APOR)
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, IL - EV3                                                                                                                                                      regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect   where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table.  Disclosure requirement met, non-material exception for
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, IL                                                                  format/placement. (Final/01/XX/2022) - EV2                                                                                                                            incorrect format/placement. (Final/01/XX/2022)
                                                                                                                                                COMMENT: 2023/XX/04: Tax and Hazard Insurance is missing for the Investment property: XXX, IL                                                                                                                                                                                                  COMMENT: 2023/XX/04: Page 1 of final Closing Disclosure has the 'other' box checked reflecting 'yes, some' insurance with additional costs in escrow. The
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Homeowner's Insurance" box should have been checked.
736244712 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246102 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) Missing Document: Fraud Report not provided                                                       2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2021        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2021    B           B           Yes      No                   NC    7/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/04: The file is missing a copy of the required fraud report including all interested                    disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX                                                                                                                                      QM (APOR)    QM (APOR)
                                                                                                                                                parties to the transaction.                                                                                              under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 07/XX/2021). (Final/07/XX/2021) - EV2                                                                                               are based on Closing Disclosure dated 07/XX/2021). (Final/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/04: The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX.
736246104 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan       *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan   C           C           Yes      No                   CA    7/XX/2018    Refinance     Primary     XXX        $XXX                  Non QM       ATR Risk
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Designation of ATR Risk. - EV3                                                                                                                                        Designation of ATR Risk.
                                                                                                                                                COMMENT: 2023/XX/06: The property is located in FEMA Disaster area.  Provide a post-disaster inspection                                                                                                                                                                                        COMMENT: 2023/XX/06: Waterfall due to DTI exception.
                                                      *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. -  verifying there was no damage.  The inspection must include exterior photos and the property must be re-                 *** (OPEN) General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the
                                                      EV1                                                                                       inspected on or after XX/XX/XXXX declared end date.                                                                      1026.43(c)(5) of 50.88% moderately exceeds the guideline maximum of 47.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3               *** (OPEN) General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 50.88% moderately exceeds the guideline maximum of 47.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      *** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW   *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                   *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by    COMMENT: 2024/XX/05: Non QM qualifying method of the Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the
                                                      not provided - EV1                                                                        COMMENT: 2024/XX/05: Lender provided underwriting exception for DTI > 45%.                                               the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                                                              remaining term after the I/O period results in a DTI of 50.88% which exceeds the guideline maximum.

                                                                                                                                                                                                                                                                         *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are  *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used not the most recent. Application Date 06/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018. (XXX XXXSchedule C) - EV2              by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: Lender guidelines state qualifying method for 5/1 ARM will be qualified at the higher of the start rate or fully indexed rate and at the
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, fully aromatized payment over 25 years.
                                                                                                                                                                                                                                                                         the loan is at ATR risk. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided
                                                                                                                                                                                                                                                                         *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in   are not the most recent. Application Date 06/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018. (XXX XXXSchedule C)
                                                                                                                                                                                                                                                                         accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.88468% moderately exceeds the guideline maximum of 47.00%. (DTI Exception is eligible to be regraded   COMMENT: 2023/XX/06: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2018, Most Recent
                                                                                                                                                                                                                                                                         with compensating factors.) - EV1                                                                                                                                     Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018

                                                                                                                                                                                                                                                                         *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.72830% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling    components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         compensating factors to consider regrading to EV2-B.) - EV1                                                                                                           COMMENT: 2024/XX/05: Waterfall due to DTI exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.88468% moderately exceeds the guideline maximum of 47.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: Guideline DTI requirement updated to 47% however the calculated DTI is 50.88468%. Variance appears to be due to the P&I used to qualify. UW approval reflects P&I of $XXX; calculated P&I is $XXX after the I/O period.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.72830% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: Lender provided exception approval request for DTI > 45%.
736244750 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                 rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
736244710 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           No       Yes       Final HUD1 FL    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
736246022 XXX       XXX    XXX       2        1       *** (CLEARED) Missing Document: Credit Report Comparison not provided - EV1               *** (CLEARED) Missing Document: Credit Report Comparison not provided                                        2           *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final      *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final  B           B           Yes      No                   NV    9/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/30: Gap credit or credit refresh dated within 10 days of closing was not provided.                      Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         (Final/09/XX/2019) - EV2                                                                                                                                              (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/02: The Final CD disclosed the dollar amount by which the Total Closing Costs exceeded the legal limit as $XXX; however, due to under-disclosure
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of of the Appraisal fee, Transfer Tax, Lender Credits, and Recording Fee, the total amount exceeded is $XXX.  A cure of $XXX was provided to the borrower at
                                                                                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV2                                                   closing, therefore the remaining required cure is $XXX.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/02: AMC received PCCD with additional cure and LOE.  Please provide refund check to cure
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (8304) - EV2                                             *** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal  COMMENT: 2019/XX/30: Due to under-disclosure of the Recording Fee, the 10% tolerance was exceeded.  The required cure of $XXX was not provided to the borrower.
                                                                                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7506) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (WAIVED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     COMMENT: 2019/XX/02: Fee was cured previously.

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV1                                      Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/02: Fee was cured previously.
                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV1                                                    *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of       COMMENT: 2019/XX/24: The Appraisal Fee was initially disclosed as $XXX; however, the Final CD disclosed this fee as $XXX.  The required cure of $XXX was provided
                                                                                                                                                                                                                                                                         allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                   to the borrower at closing.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -  *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit
                                                                                                                                                                                                                                                                         $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1                                                          of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/24: The Lender Credits were initially disclosed as -$XXX; however, the Final CD disclosed this as -$XXX.  The required cure of $XXX was not
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for       provided to the borrower.
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/02: The Transfer Tax was initially disclosed as $XXX; however, the Final CD disclosed this as $XXX.  The required cure of $XXX was not provided to the borrower.
736244709 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 WA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                      Report Date: 07/XX/2007 - EV3                                                                                                                                                                                                                                                                                                                                                            $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2018/XX/14: Unable to determine under disclosure due to missing itemization of prepaid finance charges.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
736246275 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided  *** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure       B           B           Yes      No                   NJ    3/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      been inspected. - EV3                                                                     COMMENT: 2020/XX/22: Property is located in a disaster area for XXX and a post disaster inspection was not               on 03/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/03/XX/2016) - EV2                                                           provided on 03/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/03/XX/2016)                                                                                                                                                                                        SHQM         SHQM
                                                                                                                                                provided.                                                                                                                                                                                                                                                                                      COMMENT: 2020/XX/23: Page one of the final closing disclosure did not indicate that property taxes would be escrowed, however on page two an escrow account for                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy                                                                                                                                                                                                                                                                                                  the taxes was set up and collected.                                                                                                                                                                                                                                                                   Eligible)    Eligible)
                                                      provided does not contain unit interior coverage. - EV3                                   *** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              COMMENT: 2020/XX/23: HO-6 policy was not provided and the blanket policy does not contain walls-in coverage.

                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736244780 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    11/XX/2004   Purchase      Primary     XXX        $XXX
736244719 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    7/XX/2009    Refinance     Primary     XXX        $XXX
736244736 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 SC    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 04/XX/2013 - EV3                                                                                                                                                                                      for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736246170 XXX       XXX    XXX       2        2       *** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2                                    *** (WAIVED) Income Docs Missing:: Borrower: XXX                                                             2           *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on *** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure         B           B           Yes      No                   AZ    7/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/15: Profit and loss statements provided have duration of 18 months.  Guides require 24                  07/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/XX/2019) - EV2                                  provided on 07/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/XX/2019)
                                                      *** (CLEARED) Credit Exception: - EV1                                                     months.                                                                                                                                                                                                                                                                                        COMMENT: 2019/XX/09: Disclosed value $XXX.  Calculated value Final CD monthly HOI payment of $XXX x 12 months = $XXX
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)
                                                      *** (CLEARED) The Hazard Insurance Policy effective date is after the Transaction Date. - *** (CLEARED) Credit Exception:                                                                                          business days of application. Initial Loan Estimate dated 06/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic         *** (WAIVED) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                      EV1                                                                                       COMMENT: 2019/XX/27: P&L statements not signed by the borrower as required by the guidelines.                            disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance (3) business days of application. Initial Loan Estimate dated 06/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic
                                                                                                                                                                                                                                                                         violations. (Initial/06/XX/2019) - EV2                                                                                                                                disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee
                                                                                                                                                *** (CLEARED) The Hazard Insurance Policy effective date is after the Transaction Date.                                                                                                                                                                                                        tolerance violations. (Initial/06/XX/2019)
                                                                                                                                                COMMENT: 2019/XX/12: Provide updated HOI policy verifying coverage from transaction date.                                *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  COMMENT: 2019/XX/05: Provided date 06/XX/2019, Consent date 07/XX/2019.
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Initial/07/XX/2019) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/13: Provided date 07/XX/2019, consummation date 07/XX/2019.
736244763 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    5/XX/2012    Purchase      Investment  XXX        $XXX
736246171 XXX       XXX    XXX       2        1       *** (CLEARED) Document Error: Bank statement account period not provided. - EV1           *** (CLEARED) Document Error: Bank statement account period not provided.                                    2           *** (WAIVED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.79817% is in excess of the investor *** (WAIVED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.79817% is in excess of the      B           B           Yes      No                   CT    8/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/28: The Borrower was qualified under the 24-month Business bank statement program; however,             allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor
                                                      *** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1        the loan file is missing bank statements for the period of January XX, 2018, through March XX, 2018.  Lender             $XXX (an overage of $XXX or .79817%). - EV2                                                                                                                           allowable total of $XXX (an overage of $XXX or .79817%).
                                                                                                                                                to provide the Borrower's business statements for the missing 3 month period.                                                                                                                                                                                                                  COMMENT: 2019/XX/03: Loan has been approved as a Non-QM HPML.
                                                      *** (CLEARED) Large deposits were not sourced and/or letter of explanation was not
                                                      provided. - EV1                                                                           *** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount.
                                                                                                                                                COMMENT: 2019/XX/03: The preliminary title report in file disclosed $XXX of title insurance coverage;
                                                      *** (CLEARED) The P&L Gross Income is greater than 10% of the Total Deposits on the bank  however this is less than the loan amount of $XXX.  Provide a copy of the final title policy or an addendum
                                                      statements and exceeds guideline tolerance. - EV1                                         to the preliminary report verifying title insurance of at least the loan amount.

                                                      *** (CLEARED) Title Error: Title vesting does not concur with deed - EV1                  *** (CLEARED) Large deposits were not sourced and/or letter of explanation was not provided.
                                                                                                                                                COMMENT: 2019/XX/28: The loan file is missing large deposit explanations, as required by guidelines.
                                                      *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. -
                                                      EV1                                                                                       *** (CLEARED) The P&L Gross Income is greater than 10% of the Total Deposits on the bank statements and exceeds guideline tolerance.
                                                                                                                                                COMMENT: 2019/XX/28: The P&L Gross Income is $XXX; the bank statements in the file reflect $XXX in qualifying deposits, which do not support the 10% tolerance required by guidelines.  This exception will be cleared once all bank statement exceptions have been cured/cleared.

                                                                                                                                                *** (CLEARED) Title Error: Title vesting does not concur with deed
                                                                                                                                                COMMENT: 2019/XX/09: Vesting on Final Title does not match vesting on Security Instrument.

                                                                                                                                                *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy.
                                                                                                                                                COMMENT: 2019/XX/03: The file was missing a copy of the final title policy.
736244770 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           No       Yes       Final HUD1 WA    9/XX/2010    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                        Permanent

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
736246023 XXX       XXX    XXX       1        1       *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1    *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided                             1           *** (CANCELLED) Missing Document: Missing Lender's Initial 1003 - EV1                                                                                                 *** (CANCELLED) Missing Document: Missing Lender's Initial 1003                                                                                                   A           A           Yes      No                   TX    9/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/26: A copy of the fully executed purchase contract and all attachments or addenda is                                                                                                                                                                                          COMMENT: 2019/XX/26: The file was missing a copy of the Lender's initial (1003) application.
                                                                                                                                                required.                                                                                                                *** (CANCELLED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/XX/2019) - EV1                               *** (CANCELLED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided on 09/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/01: Per month calculation of $XXX ($XXX annually), Pre-paid amount for 12 months ($XXX) included initial $XXX fee and $XXX recoupment fee, these are 1 time charges.
736244731 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NM    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736244734 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 TX    12/XX/2012   Construction- Primary     XXX        $XXX
                                                      Report Date: 12/XX/2012 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Permanent
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246021 XXX       XXX    XXX       1        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                            1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   FL    9/XX/2019    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/10: Missing VVOE within 10 days of closing.
                                                      *** (CLEARED) Missing Document: XXX Alternative Lending Form not provided - EV1
                                                                                                                                                *** (CLEARED) Missing Document: XXX Alternative Lending Form not provided
                                                                                                                                                COMMENT: 2019/XX/10: Missing XXX Alternative Lending Form.  The copy in the file is not signed.
736244768 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246024 XXX       XXX    XXX       2        1       *** (CANCELLED) Income Docs Missing: - EV1                                                *** (CANCELLED) Income Docs Missing:                                                                         2           *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final       *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final   B           B           Yes      No                   TX    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/24: Missing September 2017 XXX Statement for Account XXX to source deposits to Account XXX              Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                      *** (CLEARED) More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month                                                                                                                            (Final/10/XX/2019) - EV2                                                                                                                                              (Final/10/XX/2019)
                                                      period. - EV1                                                                             *** (CLEARED) More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.                                                                                                                                                                                                COMMENT: 2019/XX/06: Final Closing Disclosure did not disclose a dollar amount by which the Total Closing Costs exceeded the legal limit.  The field is blank.
                                                                                                                                                COMMENT: 2019/XX/19: There is no evidence in the file to show the underwriter reviewed the NSF check                     *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, TX - EV1                          activity.                                                                                                                Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (77222) - EV2                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                                                                                                                                                                                                                                                                                                                                                                                                               Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (77222)
                                                                                                                                                *** (CLEARED) REO Documents are missing.: Address: XXX, TX                                                               *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX      COMMENT: 2019/XX/09: Situs AMC received a Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD to cure this exception.
                                                                                                                                                COMMENT: 2019/XX/29: Missing the Mortgage Statement for Other REO property located at XXX, TX.                           Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV1                      Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/06: Tolerance exceeded for TX Guaranty Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/10/XX/2019) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/30: Unable to locate the Seller Closing Disclosure in the file.
736244782 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  GA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246020 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CLEARED) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan                                                                                                                                                                           A           A           Yes      No                   FL    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         Originator Organization NMLS information on loan documents does not match NMLS. - EV1
736244781 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998                                                                                                                                                                   B           B           No       Yes       Final HUD1 IL    5/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736244746 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    5/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246075 XXX       XXX    XXX       2        2       *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2                                                                                                                           1           *** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2019       *** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2019   A           A           Yes      No                   CA    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2019) - EV1                                                                 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/30: A post-close CD dated 10/XX/2019 provided in the loan file corrected the closing date to 10/XX/2019.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2019) - EV1        *** (CLEARED) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided on 10/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/30: The final CD did not reflect the Lender's Contact NMLS ID.
736245285 XXX       XXX    XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1          *** (CLEARED) Final Title Policy is missing. No evidence of title in file.                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 AZ    4/XX/2012    Purchase      Second Home XXX        $XXX
                                                                                                                                                COMMENT: 2021/XX/04: File does not contain either Preliminary or Final Title
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246043 XXX       XXX    XXX       2        1       *** (CLEARED) Missing Document: Credit Report Comparison not provided - EV1                                                                                                                            2           *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final       *** (CURED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final   B           B           Yes      No                   GA    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                         (Final/10/XX/2019) - EV2                                                                                                                                              (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/18: Validated cash to close.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did    COMMENT: 2019/XX/18: No lender tolerance cure found in the file.
                                                                                                                                                                                                                                                                         not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2019) -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1
736245278 XXX       XXX    XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1          *** (CLEARED) Final Title Policy is missing. No evidence of title in file.                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 KS    7/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2021/XX/04: File does not contain either Preliminary or Final Title.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246019 XXX       XXX    XXX       2        1       *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1    *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.                             2           *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX      *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX  B           B           Yes      No                   TX    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/16: Missing evidence of the sale of the borrower's current primary residence reflecting the             Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222) - EV2                                     Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222)
                                                      *** (CLEARED) Guideline Requirement: Borrower's own funds percent discrepancy. - EV1      payoff of the current mortgage with Gateway Mortgage and receipt of net proceeds in the amount of $XXX.                                                                                                                                                                                        COMMENT: 2019/XX/30: Valid COC not provided for the increased fee and no cure was reflected on the final CD.
                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                      *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. -  *** (CLEARED) Guideline Requirement: Borrower's own funds percent discrepancy.                                           Designation of ATR Risk. - EV1                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence
                                                      EV1                                                                                       COMMENT: 2019/XX/16: Missing evidence of the sale of the borrower's current residence reflecting net                                                                                                                                                                                           Loan Designation of ATR Risk.
                                                                                                                                                proceeds of $XXX.                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, COMMENT: 2019/XX/16: DTI > 50%. Missing evidence of the sale of the borrower's current residence.
                                                      *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1                                                                                                                                      the loan is at ATR risk. - EV1
                                                                                                                                                *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, TX - EV1                          COMMENT: 2019/XX/16: DTI > 50%. Missing evidence of the sale of the borrower's current residence.                        *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated   components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         in accordance with the Lenders Guidelines and 1026.43(c)(5) of 60.82073% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling    COMMENT: 2019/XX/16: DTI > 50%. Missing evidence of the sale of the borrower's current residence.
                                                                                                                                                *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.                                                  compensating factors to consider regrading to EV2-B.) - EV1
                                                                                                                                                COMMENT: 2019/XX/20: Missing evidence of the sale of the borrower's current residence reflecting net                                                                                                                                                                                           *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI
                                                                                                                                                proceeds of $XXX.                                                                                                        *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final      calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 60.82073% significantly exceeds the guideline maximum of 50.00%. (DTI Exception
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                *** (CLEARED) REO Documents are missing.: Address: XXX, TX                                                               (Final/10/XX/2019) - EV1                                                                                                                                              COMMENT: 2019/XX/16: DTI > 50%. Missing evidence of the sale of the borrower's current residence.
                                                                                                                                                COMMENT: 2019/XX/16: Missing verification that the $XXX monthly mortgage payment  made to XXX includes
                                                                                                                                                escrows for taxes and insurance OR provide evidence that the borrower's current residence was sold prior to                                                                                                                                                                                    *** (WAIVED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                or the same day as the subject property closing and the the mortgage with XXX was paid and satisfied.                                                                                                                                                                                          Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/12: Valid COC not provided for the increased fee and no cure was reflected on the final CD.
736245279 XXX       XXX    XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NE    9/XX/2012    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246044 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (WAIVED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did    *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least    B           B           Yes      No                   TX    10/XX/2019   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                              three (3) business days prior to closing. (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/14: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Final/10/XX/2019) - EV1
736245283 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2009    Purchase      Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245280 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 HI    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736246245 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    2/XX/2018    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
736245209 XXX       XXX    XXX       1                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    10/XX/2009   Purchase      Primary     XXX        $XXX
736246272 XXX       XXX    XXX       2        2       *** (WAIVED) Income Docs Missing: - EV2                                                   *** (WAIVED) Income Docs Missing:                                                                            1           *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final     *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final A           A           Yes      No                   FL    8/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2019/XX/11: Full 2 years of employment on co-borrower is not documented.  There is a lender                     Closing Disclosure provided on 08/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               Closing Disclosure provided on 08/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                      *** (WAIVED) Public Record Issue:: Credit Report: Original // Public Record Type: Tax     exception in the file that was not approved (pending).  Comments made unable to provided a full 2 years of               (Final/08/XX/2019) - EV1                                                                                                                                              (Final/08/XX/2019)
                                                      Liens / Balance: XXX, Credit Report: Original // Public Record Type: Judgments / Balance: VOEs,  A limited history was optained from  01/2018 to present.  The employer from 01/2017 to 01/2018 is out                                                                                                                                                                                   COMMENT: 2019/XX/11: Final CD does not reflect an amount for fees that exceeded tolerance.  No cure provided.
                                                      XXX, Credit Report: Original // Public Record Type: Judgments / Balance: XXX, Credit      of business.                                                                                                             *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title
                                                      Report: Original // Public Record Type: Judgments / Balance: XXX, Credit Report: Original                                                                                                                          - Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77168) - EV1            *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      // Public Record Type: Tax Liens / Balance: XXX - EV2                                     *** (WAIVED) Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX,                                                                                                                                                                                    Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77168)
                                                                                                                                                Credit Report: Original // Public Record Type: Judgments / Balance: XXX, Credit Report: Original // Public                                                                                                                                                                                     COMMENT: 2019/XX/11: While title fees on the LE were disclosed as shoppable, the new Title - Attorney Fee in Section C of the CD is not paid to the same provider
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   Record Type: Judgments / Balance: XXX, Credit Report: Original // Public Record Type: Judgments / Balance:                                                                                                                                                                                     as the title fees disclosed in Section C of the LE, and therefore is considered not to have been shopped for, and subject to 0%.
                                                                                                                                                XXX, Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX
                                                      *** (CLEARED) There are red flags on the fraud report that have not been addressed:       COMMENT: 2019/XX/19: Fraud Guard has judgments and tax liens are unpaid. The lender provided and exception
                                                      Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV1  alowing them to remain open based on an Attorney Opinion letter, all judgments file more than 10 years ago and not re-certified are no longer valid. Compensating factors include a low LTV of XXX% which is less than max of XXX%,  DTI of 39% is more than 10% below max of 50% and stable self employment of over 10years.

                                                                                                                                                *** (CLEARED) Income Docs Missing:: Borrower: XXX
                                                                                                                                                COMMENT: 2019/XX/11: Missing all 2018 W-2s and 2017 W-2s.   There is a lender exception in the file that was
                                                                                                                                                not approved. Co- borrower was only able to locate one W2 from 2018.  There are a total of 8 W-2s missing for the most recent 2 years.  Guides require the actual W2s.

                                                                                                                                                *** (CLEARED) There are red flags on the fraud report that have not been addressed: Credit Report: Original
                                                                                                                                                // Borrower: XXX, Credit Report: Original // Borrower: XXX
                                                                                                                                                COMMENT: 2019/XX/11: Fraud guard reflected additional information needed for the loan officer and the Real
                                                                                                                                                Estate broker have the same last name of Lara.  No additional info was provided to clear this.
736244741 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 IL    8/XX/1990    Purchase      UTD         XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   any applicable compliance testing. - EV2                                                                                                                              $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Under disclosure is fee related.  Unable to verify the reason for the under disclosure due to missing Itemization.
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1990
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
736246150 XXX       XXX    XXX       3                *** (OPEN) Aged document: Asset Account is more than 120 days prior to the note.:         *** (OPEN) Aged document: Asset Account is more than 120 days prior to the note.: Financial Institution: XXX 3           *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.                     C           C           Yes      Yes       Final HUD1 GA    12/XX/2015   Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                      Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3          // Account Type: Checking / Account Number: XXX                                                                                                                                                                                                                                                COMMENT: 2020/XX/06: Based on the missing award letter
                                                                                                                                                COMMENT: 2020/XX/06: XXX statement is dated 05/XX/15.                                                                    *** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX SSI/XXX) - EV3
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                                                                                                                                                                                                                                                                                                                     *** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX SSI/XXX)
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan       COMMENT: 2020/XX/06: Missing award letter
                                                      *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause COMMENT: 2020/XX/06: Missing evidence of XXX account for the borrower in the amount of $XXX per the AUS; the             Designation is Non QM. - EV3
                                                      (Government Documents) - EV3                                                              AUS reflects XXX funds of $XXX for the co-borrower when only $XXX were verified.                                                                                                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   Designation is Non QM.
                                                      *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate           *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015) - EV2                                          COMMENT: 2020/XX/06: Loan Designation UTD.
                                                      Certification (Government Documents) - EV3                                                Documents)
                                                                                                                                                COMMENT: 2020/XX/06: Missing the seller's signature                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/06: Missing evidence of timely appraisal delivery.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015) - EV2                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of          COMMENT: 2020/XX/06: Missing rate lock form.
                                                                                                                                                                                                                                                                         allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/06: Missing evidence of timely appraisal delivery.
736245158 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  UT    6/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245951 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   TX    1/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75199) - EV2                                  Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75199)                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/16: Title - Service Charges was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3                                                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590) - EV2               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COMMENT: 2022/XX/16: Attorney's Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
                                                                                                                                                                                                                                                                         Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75204) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75204)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/16: Title - Tax Certificate Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
736245159 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246250 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                           A           A           No       No                   NH    9/XX/2021    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/14: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including an initial                                                                                                                                        QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               1003, a final 1003, an Approval, AUS or 1008, income verification documentation, asset verification documentation, and an origination credit report.
736245163 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    11/XX/2004   Purchase      Primary     XXX        $XXX
736246251 XXX       XXX    XXX       2        1       *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                              2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not    A           B           Yes      No                   FL    2/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      the most recent FEMA disaster. - EV1                                                                                                                                                                               However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                           match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.                                                                                                                                                                                         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/09: Client restates designation to Non QM.                                                                                                                                                                                                                                           (GSE/Agency
                                                      *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                            *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV1                                                                                                                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does
                                                      *** (CLEARED) Missing Document: Note - Subordinate Lien not provided - EV1                                                                                                                                                                                                                                                                                                               not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for        COMMENT: 2023/XX/09: Loan was agency approved with an originator loan designation of Temp SHQM, but a AUS required evidence of MI coverage is missing and the
                                                                                                                                                                                                                                                                         purchase, guarantee or insurance by the appropriate agency. - EV1                                                                                                     loan is compliant Higher Priced which resulted in a Due Diligence Loan Designation of Non QM.

                                                                                                                                                                                                                                                                         *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11886066) - EV1                               *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2023/XX/09: The loan was AUS approved with a DTI of 44.64%, but AUS required evidence of MI coverage is missing and the loan is waterfalling to ATR/QM
                                                                                                                                                                                                                                                                         Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                    standard requirement of maximum DTI of 43%.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11886066)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/09: The loan was AUS approved with an originator loan designation of Temp SHQM, but AUS required evidence of MI coverage is missing and the loan is waterfalling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/12: Fees increased at final closing with no valid change of circumstance provided for the increase.
736245165 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002                                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    3/XX/2002    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
736246182 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for      B           B           Yes      No                   VA    11/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/29: Provide updated coverage or a replacement cost estimator to verify current coverage is              Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)                                                                                                                                                                            SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              sufficient.                                                                                                                                                                                                                                                                                    COMMENT: 2022/XX/29: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               the borrower.                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
                                                      - EV3
736245168 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    9/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246276 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2018 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2018 on a first lien purchase      B           B           Yes      No                   NY    10/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2018) - EV2                transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2018)                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/28: Final CD did not contain any seller paid fees                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/28: No Cure or Change of Circumstance was Provided.
736246151 XXX       XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CA    10/XX/2019   Refinance     Investment  XXX        $XXX                  N/A          N/A
736245170 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    6/XX/2004    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246183 XXX       XXX    XXX       2        1       *** (CLEARED) Asset documentation requirements not met. - EV1                             *** (CLEARED) Asset documentation requirements not met.                                                      2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   WA    10/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2022/XX/14: Two most recent months most recent bank statements or VOD and evidence of receipt of                business days prior to closing. (Initial/XX/20/2016) - EV2                                                                                                            (3) business days prior to closing. (Initial/XX/20/2016)                                                                                                                                                                                                                                              SHQM         SHQM
                                                      *** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1                  the EMD  are missing.                                                                                                                                                                                                                                                                          COMMENT: 2022/XX/14: Initial CD provided on 10/XX/2016. Closing Date 10/XX/2016.                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1                   *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                        at least four (4) business days prior to closing. (Interim/10/XX/2016) - EV2                                                                                          *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by
                                                                                                                                                COMMENT: 2022/XX/14: An origination credit report is missing.                                                                                                                                                                                                                                  borrower at least four (4) business days prior to closing. (Interim/10/XX/2016)
                                                      *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2022/XX/14: Loan Estimate with issue date of 10/XX/2016.  Note Date of 10/XX/2016.
                                                                                                                                                *** (CLEARED) Income documentation requirements not met.                                                                 Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   COMMENT: 2022/XX/14: A YTD Paystub and prior year W2 are missing.                                                                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date   Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                      *** (CLEARED) Income documentation requirements not met. - EV1                            *** (CLEARED) Missing Document: AUS not provided                                                                         and Transaction Date used to determine rate used for testing. - EV1                                                                                                   COMMENT: 2022/XX/14: Lender Credit shown of $XXX on Final CD. Page 2 bottom filed does not show corresponding cure of $XXX for amount above legal limit.
                                                                                                                                                COMMENT: 2022/XX/14: File is missing final AUS; final 1008 showing AUS approved was used for review.
                                                      *** (CLEARED) Missing Document: AUS not provided - EV1                                                                                                                                                             *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of ATR Fail. - EV1                                                                                                               not match Due Diligence Loan Designation of ATR Fail.
                                                      *** (CLEARED) Missing Document: Credit Report not provided - EV1                                                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/14: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but an AUS is missing resulting in a Due Diligence Loan
                                                                                                                                                                                                                                                                         *** (CANCELLED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not       Designation of ATR Fail.
                                                      *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                      *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                           *** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal      Disclosure.
                                                                                                                                                                                                                                                                         Disclosure. - EV1                                                                                                                                                     COMMENT: 2022/XX/14: Appraisal Disclosure the right to receive a copy was not provided to the borrower
                                                      *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1
                                                                                                                                                                                                                                                                         *** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1                                          *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable
                                                      *** (CLEARED) The verification of employment is not within 10 business days of the Note.:                                                                                                                                                                                                                                                                                                third-party records.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable      COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an
                                                      10/XX/2000 - EV1                                                                                                                                                                                                   third-party records. - EV1                                                                                                                                            origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.

                                                      *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.:                                                                                                                           *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using     *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    reasonably reliable third-party records. (XXX XXX/Wages) - EV1                                                                                                        reasonably reliable third-party records. (XXX XXX/Wages)
                                                      10/XX/2000 - EV1                                                                                                                                                                                                                                                                                                                                                                         COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an
                                                                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,        origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2,
                                                                                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                               Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an
                                                                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for        origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         purchase, guarantee or insurance by the appropriate agency. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                         *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two  COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an
                                                                                                                                                                                                                                                                         years current employment. (XXX/11170289) - EV1                                                                                                                        origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                         *** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to       *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         evidence the consumers outstanding liabilities. (XXX/11170289) - EV1                                                                                                  purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an
                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of    origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify
                                                                                                                                                                                                                                                                         *** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan   two years current employment. (XXX/11170289)
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the          COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1     origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  *** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to
                                                                                                                                                                                                                                                                         (3) business days prior to closing. (Final/10/XX/2016) - EV1                                                                                                          evidence the consumers outstanding liabilities. (XXX/11170289)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/14: An AUS approval, YTD Paystub, prior year W2, a VVOE, two months most recent bank statements or VOD, evidence of receipt of the EMD and an
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      origination credit report are missing and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                         amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure:
                                                                                                                                                                                                                                                                         *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) -  Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/14: Loan Estimate were not provided in the file.  Unable to verify.
                                                                                                                                                                                                                                                                         *** (CLEARED) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure
                                                                                                                                                                                                                                                                         summary of all material terms provided to borrower. - EV1                                                                                                             *** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/14: Borrower did not receive the Closing Disclosure within 3 business days prior to closing

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/14: LE's and CD provided. Fee testing adjusted
736245175 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245188 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    6/XX/2004    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245190 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    12/XX/2000   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
736246125 XXX       XXX    XXX       3        2       *** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the      *** (OPEN) Loan was originated as FHA insured and compliance was evaluated using the originally intended     3           *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.                     C           C           Yes      No                   TX    5/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      originally intended loan type though the loan is no longer FHA insured - EV2              loan type though the loan is no longer FHA insured                                                                                                                                                                                                                                             COMMENT: 2023/XX/27: Known Defect: Loan was closed in incorrect lender name and is not uninsurable with HUD [D0003].                                                                                                                                                                                  QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/27: Known Defect: Loan was closed in incorrect lender name and is not uninsurable with HUD              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. -  [D0003].                                                                                                                 Diligence Loan Designation of QM (APOR) Risk. - EV1                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                      EV2                                                                                                                                                                                                                                                                                                                                                                                      Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                                                *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.                                   *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide COMMENT: 2023/XX/05: The Originator Loan Designation is Safe Harbor QM (APOR).  However, the Due Diligence Loan Designation is QM (APOR) Risk due to the
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                   COMMENT: 2023/XX/27: Known Defect: Loan was closed in incorrect lender name and is not uninsurable with HUD              a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022) - EV1                                                  following issue(s): Missing WVOE or equivalent documentation supporting usage of overtime income to qualify.
                                                                                                                                                [D0003].
                                                      *** (CLEARED) Income documentation requirements not met. - EV1                                                                                                                                                     *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. -   *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                        EV1                                                                                                                                                                   provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022)
                                                      *** (CLEARED) Missing Document: Verification of Identification not provided - EV1         COMMENT: 2023/XX/05: Missing WVOE or equivalent documentation supporting usage of overtime income to                                                                                                                                                                                           COMMENT: 2023/XX/09: Appraisal sent on 05/XX/2022.  Default receipt date is 05/XX/2022, which is less than 3 business days prior to Note date (05/XX/2022).
                                                                                                                                                qualify.                                                                                                                 *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which      Neither borrower's acknowledgment of receipt nor waiver of delivery timing requirements provided.
                                                                                                                                                                                                                                                                         could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1
                                                                                                                                                *** (CLEARED) Income documentation requirements not met.                                                                                                                                                                                                                                       *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                COMMENT: 2023/XX/05: Missing WVOE or equivalent documentation supporting usage of overtime income to                     *** (CLEARED) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on        COMMENT: 2023/XX/05: Missing WVOE or equivalent documentation supporting usage of overtime income to qualify
                                                                                                                                                qualify.                                                                                                                 Affiliated Business Arrangement Disclosure. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/05: Missing WVOE or equivalent documentation supporting usage of overtime income to qualify
736245194 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    11/XX/2005   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245195 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NC    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in file. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246198 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -                                                                                                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   MI    11/XX/2021   Refinance     Primary     XXX        $XXX                  HUD Safe     Non QM
                                                      EV3                                                                                                                                                                                                                Loan Designation of Non QM. - EV3                                                                                                                                     Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                                 Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Points and fees exceed maximum threshold of 3% by .65604%%.
                                                      *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX //                                                                                                                          *** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.65604% is in excess of the allowable maximum of
                                                      Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2017 - EV3                                                                                                                                    3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.65604% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         .65604%). - EV3                                                                                                                                                       3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                      *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3                                                                                                                                                                                                                                                                                                    or .65604%).
                                                                                                                                                                                                                                                                         *** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower. - EV2                      COMMENT: 2023/XX/29: Points and fees exceed maximum threshold of 3% by .65604%%.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                    *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                      03/XX/2017 - EV3                                                                                                                                                                                                   Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: 10% tolerance was exceeded by $XXX due to increase of fees.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD
                                                      *** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX                                                                                                                           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing
                                                      - EV2                                                                                                                                                                                                              of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  the changes made.

                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three                                                                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                      days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B)                                                                                                                           Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) - EV2                                 Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
                                                      (Government Documents) - EV2                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2023/XX/29: Mortgage insurance premium fee was  last disclosed as $XXX on LE but disclosed as $XXX on final closing disclosure. File does not contain a
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: Loan discount points fee was  last disclosed as $XXX on LE but disclosed as $XXX on final closing disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                               COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
736245196 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246080 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Approval not provided - EV3                                  *** (OPEN) Missing Document: Approval not provided                                                           2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of   B           B           Yes      No                   CA    5/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/30: Approval document is required to mitigate this exception.                                           after using credit score. - EV2                                                                                                                                       Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                                                                   QM           QM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/07: The List of Counseling Organizations provided does not contain the list date or shows proof of receipt from borrower.
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX,                                                                     *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                COMMENT: 2023/XX/30: Insurance verification not provided.                                                                Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       based on Closing Disclosure dated 05/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: The calculated Total of Payments $XXX is greater than  the Total of Payments $XXX  disclosed on the Final Closing Disclosure with a
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021     difference of $XXX which exceeds the $XXX threshold.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021) - EV2                                                                                           (3) business days prior to closing. (Initial/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/30: Initial closing disclosure does not contain signature from the borrowers. Unable to determine if the Closing Disclosure was provided to he
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) borrower within 3 business days prior to closing.
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/05/XX/2021) - EV2
736245197 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TN    10/XX/2004   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246027 XXX       XXX    XXX       3        3       *** (OPEN) FHA MIP Error (Borrower Paid):: Date Issued: 09/XX/2021 - EV3                  *** (OPEN) FHA MIP Error (Borrower Paid):: Date Issued: 09/XX/2021                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   WA    9/XX/2021    Refinance     Primary     XXX        $XXX                  HUD Safe     Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/04: A credit was issued for unearned UFMIP                                                              Loan Designation of Safe Harbor QM. - EV3                                                                                                                             Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                         Harbor QM    QM
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/04: The loan was AUS approved with a loan designation of HUD Safe Harbor QM, but a Mortgage Insurance Certificate or evidence of receipt of the
                                                                                                                                                *** (OPEN) Missing Document: General Services Administration (GSA) not provided                                          *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   Upfront premium and evidence all parties were search through GSA is missing which resulted in a calculated Due Diligence Loan Designation of Safe Harbor QM.
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. -  COMMENT: 2023/XX/03: General Services Administration (GSA) is missing.
                                                      EV3                                                                                                                                                                                                                *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2021) - EV2                                COMMENT: 2023/XX/04: Mortgage Insurance Certificate or evidence of receipt of the Upfront premium and evidence all parties were searched through GSA is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                         to verify two years employment history for current and/or prior employment. (XXX/12588348) - EV2                                                                      Dates to verify two years employment history for current and/or prior employment. (XXX/12588348)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/04: A complete two year employment history was not verified as required by the AUS.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to the *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee   disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by $XXX compared to amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021) - EV2                       the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021        COMMENT: 2023/XX/04: The Mortgage Insurance premium is $XXX but a credit for Unearned UFMIP was issued causing a discrepancy in the amount financed in the amount disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   of $XXX.
                                                                                                                                                                                                                                                                         under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                        are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Final Disclosure disclosed a Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of -$XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Credit Report Fee. Fee   was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                               COC for this fee, nor evidence of cure in file.   Provide a post-close CD , proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Appraisal Fee . Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
736245201 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 NC    4/XX/1998    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                         $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          COMMENT: 2021/XX/07: Final TIL reflects MI dropping off after 144 months and audit reflects MI dropping off after 360 months
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246081 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    C           C           Yes      No                   TX    8/XX/2019    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                COMMENT: 2023/XX/07: Unable to source earnest money deposits due to missing documentation.                               Designation of Non QM. - EV3                                                                                                                                          Loan Designation of Non QM.                                                                                                                                                                                                                                                                           QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/03: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. due to AUS is Refer with Caution,
                                                      the most recent FEMA disaster. - EV3                                                      *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                            *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12499316) - EV3                                  therefore, not agency salable.
                                                                                                                                                COMMENT: 2023/XX/03: Unable to source earnest money deposits, therefore, funds are short.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not        *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12499316)
                                                                                                                                                                                                                                                                         obtained prior to consummation. - EV2                                                                                                                                 COMMENT: 2023/XX/03: Employment has been verified for two full years.

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                    obtained prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Appraisal was performed, Subject to, however, the Final Inspection is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2023/XX/03: Lender credit is sufficient to cure this fee.
                                                                                                                                                                                                                                                                         Manufactured Housing Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77234) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Manufactured Housing Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77234)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: A fee of $XXX was charged to the borrower for an inspection fee which exceeds tolerance. No cure was provided.
736244715 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.37500% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
736246082 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   GA    7/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2023/XX/01: AUS was not provided.                                                                               match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/01: Loan designation firing due to higher debt to income ratio.                                                                                                                                                                                                                      (GSE/Agency
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                                                                                                                                                                                       Eligible)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              COMMENT: 2023/XX/01: The 1008 reflects loan was AUS approved, but AUS findings are missing.1008 was used for             guarantee or insurance by the appropriate agency. - EV3                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                the loan review. Please provide a copy of the final AUS submission.                                                                                                                                                                                                                            purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12499569) - EV3                                  COMMENT: 2023/XX/01: Total debt to income ratio has been verified by income and liabilities from sourced documents.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12499569)
                                                                                                                                                                                                                                                                         Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727) - EV2                                   COMMENT: 2023/XX/01: Borrower has Gaps in the employments from 02/XX/2019 to 04/XX/2019 and 11/XX/2019 to 03/XX/2020 which is more than 30 days and explanation letter is not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                         Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190) - EV2                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: Title - "Title - Examination Fee" was not disclosed on L.E. but disclosed as $XXX on final closing disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                               C.O.C for this fee, nor evidence of cure in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/01: Title - "Wire /Funding/ Disbursement Fee" was not disclosed on L.E. but disclosed as $XXX on final closing disclosure. File does not contain a valid C.O.C for this fee, nor evidence of cure in file.
736245182 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 OK    10/XX/2005   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246167 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   AZ    6/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                                                                                                                                         match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Loan failed QM Points and Fees testing which resulted in a calculated Due Diligence Loan Designation of Non QM.                                                                                                                                                                  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.29122% is in excess of the allowable maximum of                                                                                                                                                                                                                                                                                                              Eligible)
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.29122% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         .29122%). - EV3                                                                                                                                                       3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .29122%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Points and Fees on subject loan of 3.29122% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .29122%).
736245189 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           No       Yes       Final HUD1 TX    11/XX/2005   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246256 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing            B           B           Yes      No                   NJ    9/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   Disclosure.                                                                                                                                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Post Closing CD has increased the initial Escrow Payment to $XXX and monthly payment to $XXX.                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer                                                                                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: No cure or valid COC provided.
736245103 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MN    1/XX/2014    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Itemization did not disclose the $XXX Rate Lock fee as a prepaid finance charge.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                         Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736246054 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                        *** (OPEN) AUS Findings: Available for Reserves discrepancy.                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   MD    5/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2022/XX/27: File is missing evidence of the Lender's Grant of $XXX                                              match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                                                                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/27: Failure due to missing income docs as required by DU                                                                                                                                                                                                                             (GSE/Agency
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.                                                           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,                                                                                                                                                                                                                                                                                                       Eligible)
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2022/XX/27: File is missing evidence of the Lender's Grant of $XXX                                              guarantee or insurance by the appropriate agency. - EV3                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Income documentation requirements not met.                                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2022/XX/27: Failure due to missing income docs as required by DU
                                                                                                                                                COMMENT: 2022/XX/27: Missing the VVOE's dated within 10 business days of the note date for both employment               copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2
                                                      *** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided - EV3     records.                                                                                                                                                                                                                                                                                       *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                      *** (OPEN) Missing Document: Tax Certificate not provided - EV3                           *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                      is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                COMMENT: 2022/XX/13: Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the
                                                                                                                                                COMMENT: 2022/XX/13: Hazard Insurance coverage in the amount of $XXX reflects a short fall in coverage in                                                                                                                                                                                      amount of -$XXX. No cure provided.
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:    the amount of $XXX. Original Loan amount is $XXX estimated cost new reflects the amount of $XXX. The
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           provided policy dies not include Replacement Cost Coverage or Expanded Replacement Cost.
                                                      09/XX/2003 - EV3
                                                                                                                                                *** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:    COMMENT: 2022/XX/27: Final CD reflects a Lender Grant amount of $XXX. File is missing all information
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           regarding this grant.
                                                      06/XX/2007 - EV3
736245102 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2013 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246280 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on       B           B           Yes      No                   IA    5/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                                       COMMENT: 2025/XX/27: E-sign Consent Agreement is missing in loan file.                                                   Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Affiliated Business Arrangement Disclosure is missing in loan file.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                       Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                verifying there was no damage to the subject property is required.                                                                                                                                                                                                                             COMMENT: 2025/XX/27: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
736245101 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 OH    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245100 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MD    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246281 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   IN    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/05/XX/2021) - EV2                                                                                                            (3) business days prior to closing. (Initial/05/XX/2021)                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245139 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246282 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   OH    11/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Rate lock document is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         COMMENT: 2025/XX/27: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales      Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                    COMMENT: 2025/XX/27: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                               Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business    COMMENT: 2025/XX/27: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                         days of application. (Initial/09/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                         COMMENT: 2025/XX/27: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3)
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        business days of application. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
736245099 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245138 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 DE    9/XX/2013    Refinance     Investment  XXX        $XXX
736246283 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2021 did not       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2021 did not   B           B           Yes      No                   KY    6/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing                                                                                                                                                  SHQM         SHQM
                                                                                                                                                COMMENT: 2025/XX/27: Property was not in FEMA Disaster at the time of closing thus it was not reported under             TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                appraisal.                                                                                                               information available. (Initial/06/XX/2021) - EV2                                                                                                                     based on best information available. (Initial/06/XX/2021)                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Issue date is not provided, Initial closing disclosure is incomplete.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/06/XX/2021) - EV2                                                                                                            *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a    COMMENT: 2025/XX/27: Issue date is not provided, Initial closing disclosure is incomplete.
                                                                                                                                                                                                                                                                         change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.
736245098 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 08/XX/2013 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         09/XX/2013, prior to three (3) business days from transaction date of 09/XX/2013. - EV2
736246284 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   TN    8/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/27: Waterfall due to AUS requires two months bank statements, only one month provided.                  Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX                                                                                                                                                                                                                                                                                                 COMMENT: 2025/XX/27: Originator Loan Designation of Safe Harbor QM (APOR) updated from guidelines. Waterfall due to AUS requires two months bank statements, only
                                                      // Account Type: Checking / Account Number: XXX - EV3                                     *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type:                *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3  one month provided.
                                                                                                                                                Checking / Account Number: XXX
                                                      *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3             COMMENT: 2025/XX/27: AUS requires two months bank statements, only one month provided.                                   *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                         result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                         COMMENT: 2025/XX/27: Waterfall due to AUS requires two months bank statements, only one month provided.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, GA, Address: XXX, HI - EV3           *** (OPEN) Missing Document: Account Statements - Personal not provided
                                                                                                                                                COMMENT: 2025/XX/03: Waterfall due to AUS requires two months bank statements, only one month provided.                  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2023) - EV2                                could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, GA, Address: XXX, HI                                                                                                                                                                                                                      COMMENT: 2025/XX/27: Waterfall due to AUS requires two months bank statements, only one month provided.
                                                                                                                                                COMMENT: 2025/XX/27: Tax Statement, Mortgage Statement and HOA verification is missing for REO Properties.
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: Email in file D0550 reflects Appraisal sent/received on 08/XX/2022.
736245097 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 GA    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2013 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245096 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    8/XX/2013    Refinance     Investment  XXX        $XXX
                                                      Report Date: <empty> - EV3

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
736246285 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)   *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three   B           B           Yes      No                   LA    9/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                business days of application. Initial Loan Estimate dated 08/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic         (3) business days of application. Initial Loan Estimate dated 08/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/27: The subject property is located in a FEMA Disaster area. Require a post-disaster                    disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee
                                                                                                                                                inspection verifying there was no damage to the subject property.                                                        violations. (Initial/08/XX/2021) - EV2                                                                                                                                tolerance violations. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2021 was
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          electronically provided without or prior to borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                         Construction Loan Inspection.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75109) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Construction Loan Inspection.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75109)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.
736245094 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    8/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736246286 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   KY    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2021) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2021)                                                                                                                                     SHQM         SHQM
                                                                                                                                                COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection                 EV2                                                                                                                                                                   COMMENT: 2025/XX/03: Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                                                verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Eligible)    Eligible)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal         *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Disclosure within 3 days of the loan application date. - EV2                                                                                                          Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank    application date.
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 05/XX/2021 did not       Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    COMMENT: 2025/XX/27: Homeownership Counseling disclosure is not provided within 3 days of application date.
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best
                                                                                                                                                                                                                                                                         information available. (Interim/XX/20/2021) - EV2                                                                                                                     *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 05/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2021 did not       requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    based on best information available. (Interim/XX/20/2021)
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        COMMENT: 2025/XX/27: losing Disclosure estimated to be provided on 05/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final
                                                                                                                                                                                                                                                                         information available. (Initial/04/XX/2021) - EV2                                                                                                                     Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                         Borrower(s) within three (3) business days of application. (Initial/04/XX/2021) - EV2                                                                                 *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued
                                                                                                                                                                                                                                                                         Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                      based on best information available. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Closing Disclosure estimated to be provided on 04/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
736245093 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           No       Yes       Final HUD1 NJ    7/XX/2013    Refinance     Second Home XXX        $XXX
                                                      Report Date: 06/XX/2013 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245089 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NJ    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246288 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date  B           B           Yes      No                   OH    3/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                                       COMMENT: 2025/XX/27: E-sign Consent Agreement is missing.                                                                Transaction Date used to determine rate used for testing. - EV2                                                                                                       and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Require rate lock agreement with initial rate lock date mention on it.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, OH, Address: XXX, OH - EV3           *** (OPEN) REO Documents are missing.: Address: XXX, OH, Address: XXX, OH                                                *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                COMMENT: 2025/XX/27: Require hazard insurance policy for property XXX & XXX, OH.                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales      COMMENT: 2025/XX/27: No evidence of appraisal being sent to borrower 3 days prior to closing.
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                         Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                      COMMENT: 2025/XX/27: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Appraisal Re-Inspection  Fee was disclosed on initial Loan estimate as $XXXbut disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Appraisal  Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                               COC for this fee, nor evidence of cure is provided in file.
736245091 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MS    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
736246289 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   AL    6/XX/2023    Refinance     Primary     XXX        $XXX                  Safe Harbor  Higher
                                                                                                                                                                                                                                                                         Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Subject loan was originated under the Safe Harbor QM designation however, the subject loan has tested as Higher Priced QM.                                                                                                                                                                    (APOR)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023) - EV2
736245090 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2013 - EV3                                                                                                                                                                                      was required to provide a signed statement disclosing their income due to missing document type. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246290 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       B           C           Yes      No                   WA    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Higher
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Loan Designation of Higher Priced QM (APOR). - EV3                                                                                                                    Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                                                                                                QM (APOR)    Priced QM
                                                                                                                                                COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                       COMMENT: 2025/XX/27: Waterfall exception due to Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).                                                                                                                                                                    (APOR)
                                                                                                                                                verifying there was no damage to the subject property is required.                                                       *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/07/XX/2022) - EV2                              *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/07/XX/2022)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2022     COMMENT: 2025/XX/27: Appraisal report dated 07/XX/2022 missing evidence of receipt.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2022
                                                                                                                                                                                                                                                                         payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2022) - EV2                                                                                           disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing          of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2022)
                                                                                                                                                                                                                                                                         Disclosure provided on 06/XX/2022 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/06/XX/2022) - EV2           COMMENT: 2025/XX/27: Disclosed Total of Payments are $XXX. Due Diligence Total of Payments are $XXX. There is a variance of $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 06/XX/2022 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/06/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Mortgage Insurance of $XXX per month incorrectly included in escrowed expenses.
736245087 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245088 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CT    6/XX/2013    Refinance     Investment  XXX        $XXX
                                                      Report Date: <empty> - EV3

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
736246291 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A                    No
736245086 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IA    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Itemization only disclosed prepaid expenses in the amount of $XXX and final HUD reflects $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246292 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3                                                                                                                    3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   FL    7/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                                                                                                                                         Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/27: Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.24295% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                                                                                         .24295%). - EV3
736245084 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2013 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736246294 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   TX    5/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                business days prior to closing. (Initial/05/XX/2023) - EV2                                                                                                            (3) business days prior to closing. (Initial/05/XX/2023)                                                                                                                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/25: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                       COMMENT: 2025/XX/25: Closing Disclosure not provided to Borrower at least three business days prior to closing.
                                                                                                                                                verifying there was no damage to the subject property is required.
736245085 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2013 - EV3                                                                                                                                                                                      which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245083 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 VA    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 04/XX/2013 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245082 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Stated not provided - EV3                                                                                                                                                 2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 WI    5/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245081 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 LA    5/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246296 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   FL    11/XX/2022   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/25: The subject property is located in a FEMA Disaster area. Require a post-disaster                                                                                                                                                                                          COMMENT: 2025/XX/25: No evidence of appraisal being sent to borrower 3 days prior to closing.
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1       inspection verifying there was no damage to the subject property.                                                        *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a
                                                                                                                                                                                                                                                                         change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2                                                           *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains
                                                                                                                                                *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                                  a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                COMMENT: 2025/XX/29: As per AUS property XXX is not consider for qualification for which there is closing                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     COMMENT: 2025/XX/25: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3)
                                                                                                                                                statement for explanation whether the property has been sold or not.                                                     Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   business days prior to consummation

                                                                                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         Diligence Loan Designation of QM (APOR) Fail. - EV1                                                                                                                   Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/25: Loan Discount Points was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX.6. File does not contain
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Employment - Schedule C: General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party     a valid COC for this fee, nor evidence of cure is provided in file.
                                                                                                                                                                                                                                                                         records. (XXX XXX/Schedule C) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due
                                                                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                                                                                                                                         Guidelines and 1026.43(e) of 59.66911% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider     COMMENT: 2025/XX/29: The loan was agency approved with Originator Loan Designation of  Safe Harbor QM (APOR). However, the loan failed due to missing Third party
                                                                                                                                                                                                                                                                         regrading to EV2-B.) - EV1                                                                                                                                            Verification for SCH C income.

                                                                                                                                                                          *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. -   *** (CLEARED) General QM Provision Employment - Schedule C: General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party
                                                                                                                                                                                                                                                                         EV1                                                                                                                                                                   records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/29: Require verification of employment within 120 days from Note date for Sch C income.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lenders Guidelines and 1026.43(e) of 59.66911% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/29: As per AUS property XXX is not consider for qualification for which there is closing statement for explanation whether the property has been sold or not.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/29: Third party verification of business existence is missing.
736245079 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 LA    4/XX/2013    Refinance     Investment  XXX        $XXX
                                                      Report Date: <empty> - EV3
736245080 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2
736245077 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245075 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MI    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower
                                                                                                                                                                                                                                                                         Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245078 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    3/XX/2013    Refinance     Investment  XXX        $XXX
736245076 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Itemization only disclosed prepaid expenses in the amount of $XXX and final HUD reflects $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245071 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 PA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2013 - EV3                                                                                                                                                                                                                                                                                                                                                            $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2021/XX/13: Unable to verify the reason for the under disclosure due to missing itemization of amount financed.  There is a lender credit of $XXX on
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       line 206 of the HUD which was not itemized and thus was not applied.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245072 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MI    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245070 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 SC    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
736245069 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    2/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum
                                                                                                                                                                                                                                                                         First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245067 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 OH    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 01/XX/2013 - EV3                                                                                                                                                                                      reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736245065 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 KY    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         outside of XXX% tolerance. - EV2                                                                                                                                      $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245066 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 GA    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245061 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           No       Yes       Final HUD1 FL    1/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245063 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 KY    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245064 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 SC    12/XX/2012   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245068 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: 09/XX/2012 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245059 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2012 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245057 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Unable to determine under disclosure due to missing itemization of amount disclosed.
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2
736245058 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WA    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245055 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246310 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   TX    8/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     QM (APOR)    QM (APOR)
736245056 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         rescission form was used. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
                                                      *** (OPEN) Missing Document: Subordination Agreement not provided - EV3                                                                                                                                            *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Unable to determine if fees were charged prior to receipt of TIL due to missing information. - EV2
736245051 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736245053 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 VA    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2012 - EV3                                                                                                                                                                                      Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736245049 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CT    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245052 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  IL    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245050 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 WA    10/XX/2012   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245048 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MN    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 09/XX/2012 - EV3                                                                                                                                                                                      Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

                                                      *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
736246315 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           No       No                   FL    11/XX/2022   Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2022) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2022)                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/25: The subject property is located in a FEMA disaster area. A post disaster inspection                 EV2                                                                                                                                                                   COMMENT: 2025/XX/26: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or
                                                                                                                                                verifying there was no damage to the subject property is required.                                                                                                                                                                                                                             before closing.
736245046 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MD    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 09/XX/2012 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245047 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 PA    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736245043 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    8/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245042 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CT    8/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
736245044 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 07/XX/2012 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736245041 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245037 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 OR    8/XX/2012    Refinance     Investment  XXX        $XXX
736245038 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245040 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    7/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245036 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 07/XX/2012 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245073 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/20: TIL itemization did not disclose $XXX POA recording fee as prepaid finance charge
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245032 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 AL    7/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246323 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2022 did not       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2022 did not   B           B           Yes      No                   GA    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,    disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing                                                                                                                                                  QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/25: The subject property is located in a FEMA disaster area and no post disaster inspection             TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued
                                                                                                                                                report was provided.                                                                                                     information available. (Initial/06/XX/2022) - EV2                                                                                                                     based on best information available. (Initial/06/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/25: Issue date is not provided on Closing disclosure
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
736245033 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NC    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2012 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245035 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NJ    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736245031 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
736246496 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   GA    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/15: Mortgage Insurance Certificate missing in loan file.                                                Loan Designation of QM (APOR) Risk. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    Risk
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                     COMMENT: 2025/XX/15: Waterfall due to Income requirement not met.
                                                                                                                                                *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                           *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2025/XX/15: Income document requirement not met. File is missing Current employment VVOE, paystubs                                                                                                                                                                                    *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                and 2 years (2020 and 2021) signed Form 4506-C.                                                                          *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could   COMMENT: 2025/XX/15: Waterfall due to Income documentation requirement not met.
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3
                                                                                                                                                *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                          *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                     COMMENT: 2025/XX/15: Income document requirement not met. File is missing Current employment VVOE, paystubs              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                and 2 years (2020 and 2021) signed Form 4506-C.                                                                          receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022) -   COMMENT: 2025/XX/15: File is missing Current employment VVOE, paystubs and 2 years (2020 and 2021) signed Form 4506-C.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               EV2
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                                                                                                                                                                                                  *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:     COMMENT: 2025/XX/15: File is missing final AUS, Final Approval shows AUS approved was used for review.                   *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                         receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022)
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                          COMMENT: 2025/XX/15: Appraisal report dated 8/XX/2022 missing evidence of receipt.
                                                      09/XX/2021 - EV3                                                                          *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided                                           *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                COMMENT: 2025/XX/15: Mortgage Insurance Certificate not provided.                                                        provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2757070) - EV2                *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                      *** (OPEN) Valuation Error: AVM confidence score not provided.: Valuation Type: AVM /                                                                                                                                                                                                                                                                                                    COMMENT: 2025/XX/15: Initial Escrow account disclosure not provided.
                                                      Valuation Report Date: <empty> - EV2                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX //                   *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2021                                                Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2757069) - EV2     *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                COMMENT: 2025/XX/15: VVOE was not provided within 10 business days prior to Note date                                                                                                                                                                                                          Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2757070)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on      COMMENT: 2025/XX/15: Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the
                                                                                                                                                *** (OPEN) Valuation Error: AVM confidence score not provided.: Valuation Type: AVM / Valuation Report Date:             09/XX/2022 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2757069) - EV2                 actual payment for the loan.
                                                                                                                                                <empty>
                                                                                                                                                COMMENT: 2025/XX/15: Provided AVM does not reflect FSD Score and Confidence Scores is not provided.                      *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 09/XX/2022 on a first lien purchase          *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                         transaction did not disclose any Seller paid fees/charges on page 2. (Final/09/XX/2022) - EV2                                                                         Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2757069)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/15: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     the loan.
                                                                                                                                                                                                                                                                         Originator Compensation (YSP).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7347) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     09/XX/2022 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2757069)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2025/XX/15: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 09/XX/2022 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/09/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/15: Seller's closing disclosure is missing in the loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Originator Compensation (YSP).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7347)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/15: Loan Originator Compensation (YSP) was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/15: Loan Discount Points was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/14: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, and all issued
                                                                                                                                                                                                                                                                                                                                                                                                                                               LE's and CD's.
736245030 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 KY    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2
736245027 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 GA    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246497 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   NJ    4/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/26: Appraisal report dated 04/XX/2023 missing evidence of receipt. Receipt date was before date of report.
736245026 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245028 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
736246498 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded A           A           No       No                   FL    7/XX/2021    Purchase      Second Home XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7552) - EV1                     for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7552)                                                                                                                                                       SHQM         SHQM
                                                                                                                                                COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                       COMMENT: 2025/XX/27: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX without a valid COC. Sufficient or                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NJ - EV3                             verifying there was no damage to the subject property is required.                                                                                                                                                                                                                             excess cure was provided to the borrower at Closing.                                                                                                                                                                                                                                                  Eligible)    Eligible)

                                                                                                                                                *** (OPEN) REO Documents are missing.: Address: XXX, NJ
                                                                                                                                                COMMENT: 2025/XX/27: File is missing mortgage statement to verify taxes and insurance are escrowed.
736245023 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 UT    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2012 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246499 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2021 not received by borrower  *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2021 not received by       B           B           Yes      No                   CA    6/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                at least four (4) business days prior to closing. (Interim/06/XX/2021) - EV2                                                                                          borrower at least four (4) business days prior to closing. (Interim/06/XX/2021)                                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                                                COMMENT: 2025/XX/26: The last property inspection date is XX/XX/XXXX There was FEMA disaster dated                                                                                                                                                                                             COMMENT: 2025/XX/26: Revised Loan Estimate provided on 06/XX/2021 not received by borrower at least four (4) business days prior to closing.
                                                                                                                                                XX/XX/XXXX. Need a post-disaster inspection from indicating no damage to the subject property and must be dated after the disaster declaration.
736245021 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NJ    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 03/XX/2012 - EV3                                                                                                                                                                                      executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736246500 XXX       XXX    XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   GA    10/XX/2019   Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2025/XX/27: Missing verification of employment dated within ten business days of closing.                       match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/28: Failure due to verification of employment for the borrower not within 10 business days of the note date.                                                                                                                                                                         (GSE/Agency
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)
                                                      03/XX/2008 - EV3                                                                          Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2008                                                copy of each valuation to applicant three (3) business days prior to consummation. (Client:29014/09/XX/2019) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                COMMENT: 2025/XX/27: Most recent VOE is dated 09/XX/2019 which is greater than ten business days from                                                                                                                                                                                          provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:29014/09/XX/2019)
                                                                                                                                                closing date of 10/XX/2019.                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     COMMENT: 2025/XX/27: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Zero Percent Fee was disclosed on initial Loan estimate as $XXX but disclosed on final Closing Disclosure as $XXX. File does not contain a valid Change of circumstance for this fee, nor evidence of cure is provided in file.
736245020 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IN    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245022 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AZ    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Application Date. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246501 XXX       XXX    XXX       2        1                                                                                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   CA    8/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2022) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2022)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the   *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee   08/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022) - EV2                       compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2022).
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure    (Final/08/XX/2022)
                                                                                                                                                                                                                                                                         provided on 08/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2740190) - EV2                COMMENT: 2025/XX/27: Final closing disclosure dated 08/XX/2022 disclosed a Total of payments of $XXX .  The calculated finance charge is $XXX creating a variance of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                         Disclosure provided on 08/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2740189) - EV2     *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 08/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2740190)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022        COMMENT: 2025/XX/27: Final Closing Disclosure provided on 08/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the actual payment for disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   the loan.
                                                                                                                                                                                                                                                                         under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 08/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2740189)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Final Closing Disclosure provided on 08/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2022). (Final/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/27: Final closing disclosure dated 08/XX/2022 disclosed a Total of payments of $XXX .  The calculated finance charge is $XXX creating a variance of $XXX.
736245136 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246502 XXX       XXX    XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3                               *** (OPEN) Income documentation requirements not met.                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   WI    6/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2025/XX/27: Missing VVOE completed within 10 business days of closing for Borrower's employment.                match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) The verification of employment is not within 10 business days of the Note.:                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/27: Missing VVOE completed within 10 business days of closing for Borrower's employment causing loan to waterfall to QM testing.                                                                                                                                                     (GSE/Agency
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX //                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)
                                                      01/XX/2019 - EV3                                                                          Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2019                                                copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                COMMENT: 2025/XX/27: VVOE - Employment Only and The Work Number - Employment Only both completed 6/XX/2019                                                                                                                                                                                     provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019)
                                                                                                                                                prior to 6/XX/2019 Note date.                                                                                            *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   COMMENT: 2025/XX/27: Appraisal Report dated 6/XX/2019, missing evidence of receipt.
                                                                                                                                                                                                                                                                         to verify two years employment history for current and/or prior employment. (XXX/15115758) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Dates to verify two years employment history for current and/or prior employment. (XXX/15115758)
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                         COMMENT: 2025/XX/27: Missing VVOE completed within 10 business days of closing for Borrower's employment causing loan to waterfall to QM testing.
736245019 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NC    2/XX/2012    Refinance     Investment  XXX        $XXX
736245017 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TN    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2
736246469 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-  B           C           Yes      No                   ID    10/XX/2021   Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM. - EV3                                                                                                                       QM.  Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/09: A originator loan designation was not provided by the client and the loan was therefore tested with a loan designation of Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Determine.
736245018 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246468 XXX       XXX    XXX       3                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 3           *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-  B           C           Yes      No                   NY    6/XX/2017    Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               Due Diligence Loan Designation is Non QM. - EV3                                                                                                                       QM.  Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/04: A loan designation was not provided by the client.
                                                      *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. -                                                                                                                           *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are
                                                      EV1                                                                                                                                                                                                                not the most recent. Application Date 04/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C) - EV2             *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/04: The loan documentation meets the LP approval requirements, but an originator loan designation was not provided by the client and the loan is water falling to ATR/QM standard documentation requirements.
736245016 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246421 XXX       XXX    XXX       3                *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   OH    11/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/13: The GEMSTONE approval reflects DU approval, but a copy of the AUS findings is missing.              match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/10: The loan was DU approved with an originator loan designation of Temp SHQM, but a copy of the AUS findings is missing which resulted in a Due                                                                                                                                     (GSE/Agency
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                         Eligible)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              COMMENT: 2023/XX/13: The Gemstone document reflects loan was AUS approved, but AUS findings are missing.                 Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                The 1008 was used for the loan review.  Please provide a copy of the final AUS submission.                                                                                                                                                                                                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       (3) business days prior to closing. (Initial/11/XX/2016)
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2                                                                                                             COMMENT: 2023/XX/17: Borrower did not receive closing disclosure at least 3 business days to closing

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/11/XX/2016) - EV2                                                                                                            $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: No valid change incircumstance for fee increase
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX
                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2016)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2016 not received by borrower  COMMENT: 2023/XX/17: Loan Estimate provided on 11/XX/2016 not received by borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                         at least four (4) business days prior to closing. (Interim/11/XX/2016) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2023/XX/10: No valid change incircumstance for fee increase
736245013 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246441 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on       B           B           Yes      No                   CA    4/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/14: SitusAMC uses FannieMae's definition of acceptable coverage. Fannie Mae requires                    Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                           QM           QM
                                                      *** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3                      coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as                                                                                                                                                                                             COMMENT: 2023/XX/14: Provide fully executed and compliant Affiliated Business Arrangement within three business days of loan application.
                                                                                                                                                established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.

                                                                                                                                                *** (OPEN) Missing Document: COVID-19 Attestation not provided
                                                                                                                                                COMMENT: 2023/XX/14: Provide missing COVID-19 Attestation.
736245014 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 OH    11/XX/2011   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245015 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: 11/XX/2011 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
736246439 XXX       XXX    XXX       3        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   CA    11/XX/2021   Refinance     Investment  XXX        $XXX                  N/A          N/A
736245012 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736246438 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did  B           B           Yes      Yes       Final HUD1 TX    9/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                    SHQM         SHQM
                                                                                                                                                COMMENT: 2023/XX/31: Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                         COMMENT: 2023/XX/31: Disclosure was provided on 09/XX/2014 and Application date was 08/XX/2014.                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                Disaster Name: XXX
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, OK - EV3                             Disaster Declaration Date: XX/XX/XXXX
736245010 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    11/XX/2011   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246461 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      No                   PA    6/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/20: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                     (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.64310% is in excess of the allowable maximum of  3.00000%                                                                                                                                                                                                                                                                                                         Eligible)
                                                                                                                                                                                                                                                                         of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .64310%). - *** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.64310% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .64310%).
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017        COMMENT: 2022/XX/20: Points and Fees on subject loan of 3.64310% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.
                                                                                                                                                                                                                                                                         disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017) - EV2                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3)   are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017)
                                                                                                                                                                                                                                                                         business days of application. Initial Loan Estimate dated 01/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic         COMMENT: 2022/XX/20: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.
                                                                                                                                                                                                                                                                         disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance
                                                                                                                                                                                                                                                                         violations. (Initial/01/XX/2017) - EV2                                                                                                                                *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application. Initial Loan Estimate dated 01/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/20: Loan Estimate not delivered to Borrower(s) within three (3) business days of application.
736245008 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736246437 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3     *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided                              2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to  B           B           Yes      No                   MN    11/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2023/XX/23: Verification of Non-US Citizen Status for the borrower is missing from the file                     receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2017) -   receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2017)                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2023/XX/23: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
736245009 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 VA    10/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246436 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6):          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   TX    2/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/24: The subject transacion AUS is missing.                                                              Acknowledgment of the Fair Market Value not properly executed by the Lender. - EV3                                                                                    Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/23: The Due Diligence Designation of Non-QM Fail is not meeting the Loan Designation Safe Harbor QM(APOR) due to the loan exceeding the QM
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Points and Fees and the AUS from the subject transaction is missing.
                                                                                                                                                COMMENT: 2023/XX/24: The AUS from the subject transaction is missing.                                                    Loan Designation of QM (APOR) Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         the loan is at ATR risk. - EV3                                                                                                                                        COMMENT: 2023/XX/24: The subject transacion AUS is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's    *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the
                                                                                                                                                                                                                                                                         ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                            borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/24: The AUS from the subject transaction is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.02424% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         .02424%). - EV3                                                                                                                                                       amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: 10% tolerance was exceeded by $XXX due to an increase in recording fees.  No valid Change Of Circumstance provided, nor evidence of cure in
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  file.
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2023/XX/23: Loan discount points fee was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on the Final Closing Disclosure. File does not contain a valid Change Of Circumstance for this fee, nor evidence of cure in file.
736245011 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 KY    10/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245006 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736246478 XXX       XXX    XXX       3        3       *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty          *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government     2           *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act:    *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices     B           B           Yes      Yes       Final HUD1 OH    10/XX/2014   Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      Certificate (Government Documents) - EV3                                                  Documents)                                                                                                               Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).                                                                                                                                                                                                 Harbor QM    Harbor QM
                                                                                                                                                COMMENT: 2023/XX/03: VA- Loan Guaranty Certificate document is missing in file.                                                                                                                                                                                                                COMMENT: 2023/XX/03: Borrower's signature is missing on Acknowledgment of Receipt of Home Mortgage Loan Information Document.
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                            *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender                    Application Date. - EV2                                                                                                                                               *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days
                                                      *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per   Handbook/Circulars.                                                                                                                                                                                                                                                                            of Application Date.
                                                      the VA Lender Handbook/Circulars. - EV3                                                   COMMENT: 2023/XX/03: Funding Fee Rate Collected: 1.25000% Required Funding Fee Rate: 1.50000%                            *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet    COMMENT: 2023/XX/03: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
                                                                                                                                                                                                                                                                         not provided to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost
                                                                                                                                                                                                                                                                                                                                                                                                                                               Booklet not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/03: Disclosure was not provided to Borrowers within 3 business days of Application.
736245004 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    8/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736246477 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   NY    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     QM (APOR)    QM (APOR)
736245003 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 SC    8/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736246484 XXX       XXX    XXX       3        3       *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on       B           B           Yes      No                   CA    11/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/16: Provided document was not signed and dated.
736245007 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    8/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246476 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   TX    6/XX/2021    Purchase      Primary     XXX        $XXX                  HUD Safe     ATR Risk
                                                                                                                                                COMMENT: 2023/XX/17: File is missing final AUS; final 1008 showing AUS approved was used for review.                     Loan Designation of ATR Risk. - EV3                                                                                                                                   Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                               Harbor QM
                                                      *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3                                                                                                                                                                                                                                                                                                          COMMENT: 2023/XX/17: The 1008 reflects DU Approve/Eligible.  However, the DU findings provided reflect Refer/Eligible which caused the loan to default test to QM
                                                                                                                                                *** (OPEN) Flood Certificate Subject Address does not match Note address.                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    requirements.
                                                      *** (OPEN) Insurance address does not match Note address. - EV3                           COMMENT: 2023/XX/17: Zip Code on Note is XXX, Flood Certificate list zip code of XXX.  XXX reflects the zip              the loan is at ATR risk. - EV3
                                                                                                                                                code to be XXX.                                                                                                                                                                                                                                                                                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's    components, the loan is at ATR risk.
                                                                                                                                                *** (OPEN) Insurance address does not match Note address.                                                                ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                            COMMENT: 2023/XX/17: Final AUS findings with Approve/Eligible result are missing.
                                                      *** (OPEN) Missing evidence the business is open and operating within 10  calendar days   COMMENT: 2023/XX/17: Zip Code on Note is XXX, Insurance document list zip code of XXX.  XXX reflects the zip
                                                      prior to Note.  (COVID19): Borrower: XXX // Employment Type: Employment / Income Type:    code to be XXX.                                                                                                          *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the
                                                      Sole Proprietor / Start Date: 01/XX/2010 - EV3                                                                                                                                                                                                                                                                                                                                           borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX (employer unknown)/Foster COMMENT: 2023/XX/17: The 1008 reflects DU Approve/Eligible.  However, the DU findings provided reflect Refer/Eligible which caused the loan to default test to
                                                      *** (OPEN) This loan closed during the COVID-19 affected timeframe. VOE was not provided  COMMENT: 2023/XX/17: The 1008 reflects DU result is Approve/Eligible.  However, the DU findings provided                 Care) - EV3                                                                                                                                                           ATR requirements.
                                                      within 10 days before note date or prior to disbursement date. One or both of these       reflect Refer/Eligible.  The 1008 was used for the loan review.
                                                      requirements are missing:  2 months reserves or Paystub/Account Statement dated after                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                      note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start     *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report                  guarantee or insurance by the appropriate agency. - EV3                                                                                                               COMMENT: 2023/XX/17: The 1008 reflects DU Approve/Eligible.  However, the DU findings provided reflect Refer/Eligible which makes the loan not eligible to be
                                                      Date: 09/XX/2012 - EV3                                                                    Date: 06/XX/2021                                                                                                                                                                                                                                                                               insured or guaranteed by FHA.
                                                                                                                                                COMMENT: 2023/XX/17: Zip Code on Note is XXX,  Appraisal Report list zip code of XXX.  XXX reflects the zip              *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                      *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal /    code to be XXX.                                                                                                          Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           *** (OPEN) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX (employer
                                                      Valuation Report Date: 06/XX/2021 - EV3                                                                                                                                                                                                                                                                                                                                                  unknown)/Foster Care)
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      COMMENT: 2023/XX/17: The 1008 reflects DU Approve/Eligible.  However, the DU findings provided reflect Refer/Eligible which caused the loan to default test to QM receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2021) -   requirements.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX       purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222) - EV2                                     COMMENT: 2023/XX/17: The 1008 reflects DU Approve/Eligible.  However, the DU findings provided reflect Refer/Eligible which caused the loan to default test to QM requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                                                                                                                                                                                               Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: The 1008 reflects DU Approve/Eligible.  However, the DU findings provided reflect Refer/Eligible which caused the loan to default test to QM requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                                                                                                                                                                                                                                                                                                                                                                                                               Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: TX Guaranty Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..
736245001 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011                                                                                                                                                                   B           B           No       Yes       Final HUD1 WA    7/XX/2011    Purchase      Investment  XXX        $XXX
                                                      Report Date: 07/XX/2011 - EV3                                                                                                                                                                                      which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
736246474 XXX       XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                          2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   NY    1/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2023/XX/17: Hazard Insurance Coverage Amount is insufficient.                                                   copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2022) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2022)                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Verification appraisal was delivered to borrower was not provided.
736244999 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IN    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
736246435 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence     *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence C           C           Yes      No                   CA    8/XX/2021    Refinance     Primary     XXX        $XXX                  VA Safe      ATR Risk
                                                                                                                                                COMMENT: 2023/XX/18: AUS required a VA Loan Guaranty Certifcate and VA Loan Analysis signed and dated by the             Loan Designation of ATR Risk. - EV3                                                                                                                                   Loan Designation of ATR Risk.                                                                                                                                                                                                                                                                         Harbor QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    Underwriter which are missing                                                                                                                                                                                                                                                                  COMMENT: 2023/XX/18: The loan was AUS approved with a DTI of 48.48%. but AUS required a VA Loan Guaranty Certifcate and VA Loan Analysis signed and dated by the
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in      Underwriter which are missing which resulted in a Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA              accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.61744% moderately exceeds the guideline maximum of 48.48%. (DTI Exception is eligible to be regraded
                                                      *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty          disaster.                                                                                                                with compensating factors.) - EV3                                                                                                                                     *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in
                                                      Certificate (Government Documents) - EV3                                                  COMMENT: 2023/XX/17: The subject property is located in a FEMA disaster area. A post disaster inspection                                                                                                                                                                                       accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.61744% moderately exceeds the guideline maximum of 48.48%. (DTI Exception is eligible to be
                                                                                                                                                verifying there was no damage to the subject property is required.                                                       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, regraded with compensating factors.)
                                                      *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA -                                                                                                                             guarantee or insurance by the appropriate agency. - EV3                                                                                                               COMMENT: 2023/XX/18: The loan was DU approved with a DTI of 48.48%, but AUS required a VA Loan Guaranty Certifcate and VA Loan Analysis signed and dated by the
                                                      Loan Analysis Worksheet Form 26-6393 (Government Documents) - EV3                         *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government                                                                                                                                                                                       Underwriter which are missing which caused the loan to default test to ATR requirements.
                                                                                                                                                Documents)                                                                                                               *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3
                                                                                                                                                COMMENT: 2023/XX/17: File is missing VA - Loan Guaranty Certificate (Government Documents.                                                                                                                                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA - Loan Analysis                     receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021) -   COMMENT: 2023/XX/18: The loan was AUS approved with a DTI of 48.48%. but AUS required a VA Loan Guaranty Certifcate and VA Loan Analysis signed and dated by the
                                                                                                                                                Worksheet Form 26-6393 (Government Documents)                                                                            EV2                                                                                                                                                                   Underwriter whichThe loan was AUS approved, This instruction wasn't in deal notes, but AUS required a VA Loan Guaranty Certifcate and VA Loan Analysis signed and
                                                                                                                                                COMMENT: 2023/XX/17: Form is missing underwriter signature.                                                                                                                                                                                                                                    dated by the Underwriter which caused the loan to default test to ATR requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/18: The loan was AUS approved, This instruction wasn't in deal notes, but AUS required a VA Loan Guaranty Certifcate and VA Loan Analysis signed and dated by the Underwriter which are missing which caused the loan to not be eligible to be insured or guaranteed by VA.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Verification appraisal was delivered to borrower was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: 10/XX/2021 CD indicates a total in section G for the initial escrow payment at closing of $XXX; however, the Initial Escrow Account
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure reflects an initial deposit of $XXX.
736245002 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736246434 XXX       XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                      *** (OPEN) Income Docs Missing:: Borrower: XXX                                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   TX    4/XX/2021    Purchase      Primary     XXX        $XXX                  HUD Safe     ATR Risk
                                                                                                                                                COMMENT: 2023/XX/17: Verification of employment with Bed Bath & Beyond to complete a two year employment                 Loan Designation of ATR Risk. - EV3                                                                                                                                   Diligence Loan Designation of ATR Risk.                                                                                                                                                                                                                                                               Harbor QM
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               history as required by the AUS ios missing.                                                                                                                                                                                                                                                    COMMENT: 2023/XX/18: Loan is missing verification of a complete two year employment history as required by the AUS which resulted in a Due Diligence Loan
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    Designation of ATR risk.
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three    *** (OPEN) Income documentation requirements not met.                                                                    the loan is at ATR risk. - EV3
                                                      days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B)  COMMENT: 2023/XX/18: Loan is missing verification of a complete two year employment history as required by                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      (Government Documents) - EV2                                                              the AUS.                                                                                                                 *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/18: Loan is missing verification of a complete two year employment history as required by the AUS.
                                                                                                                                                *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the                       *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc
                                                                                                                                                application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)                      requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                                                                                                                                COMMENT: 2023/XX/17: FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the                                                                                                                                                                                   COMMENT: 2023/XX/18: Loan is missing verification of a complete two year employment history as required by the AUS.
                                                                                                                                                application date 02/XX/2021.                                                                                             *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when
                                                                                                                                                                                                                                                                         calculating the average Overtime/Bonus income. (XXX XXX/Overtime) - EV3                                                                                               *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, COMMENT: 2023/XX/18: Loan is missing verification of a complete two year employment history as required by the AUS which impacts ATR.
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not        when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                         obtained prior to consummation. - EV2                                                                                                                                 COMMENT: 2023/XX/18: Using less than a two year average of overtime and bonus income does not meet QM requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2                                          purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/18: Loan was DU approved with a DTI of 49.70%, but verification of a complete two year employment history is missing.  The loan default tested
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater   to QM requirement of maximum DTI of 43%.
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   Dates to verify two years employment history for current and/or prior employment. (XXX/12768508)
                                                                                                                                                                                                                                                                         to verify two years employment history for current and/or prior employment. (XXX/12768508) - EV2                                                                      COMMENT: 2023/XX/18: Verification of a complete two year history as required by the AUS and QM are missing.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
736245000 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 UT    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2011 - EV3                                                                                                                                                                                      which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246433 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   IL    9/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/17: 71.17% DTI exceeds 39.87% AUS maximum.  Missing documentation to support Lender's                   Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      excluding debt obligation associated with XXX departure residence.  Property secures XXX mortgage account.                                                                                                                                                                                     COMMENT: 2023/XX/17: 71.17% DTI exceeds 39.87% AUS maximum.  Missing documentation to support Lender's excluding debt obligation associated with XXX departure
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    residence.  Property secures XXX mortgage account.
                                                      *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) AUS/Guideline Findings: All conditions were not met                                                           the loan is at ATR risk. - EV3
                                                                                                                                                COMMENT: 2023/XX/17: AUS is in file is dated 12/XX/2021 over one month post closing.  Missing documentation                                                                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    to support Lender's excluding debt obligation associated with XXX departure residence.                                   *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in   components, the loan is at ATR risk.
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               accordance with the Lenders Guidelines and 1026.43(c)(5) of 71.16878% significantly exceeds the guideline maximum of 42.87%. (DTI Exception requires compelling       COMMENT: 2023/XX/17: 71.17% DTI exceeds 39.87% AUS maximum.  Missing documentation to support Lender's excluding debt obligation associated with XXX departure
                                                                                                                                                *** (OPEN) Credit Exception:                                                                                             compensating factors to consider regrading to EV2-B.) - EV3                                                                                                           residence.  Property secures XXX mortgage account.
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       COMMENT: 2023/XX/17: Missing Rate Lock Agreement
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12634% is in excess of the allowable maximum of        *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or    in accordance with the Lenders Guidelines and 1026.43(c)(5) of 71.16878% significantly exceeds the guideline maximum of 42.87%. (DTI Exception requires
                                                                                                                                                COMMENT: 2023/XX/17: AUS is in file is dated 12/XX/2021 over one month post closing.  Most recent AUS prior              .12634%). - EV3                                                                                                                                                       compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                to closing is required.                                                                                                                                                                                                                                                                        COMMENT: 2023/XX/17: 71.17% DTI exceeds 39.87% AUS maximum.  Missing documentation to support Lender's excluding debt obligation associated with XXX departure
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  residence.  Property secures XXX mortgage account.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12634% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank    3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                                                                                                                                                                                                                                         2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                  or .12634%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Missing undiscounted rate and price.  Rate Lock Agreement not in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Missing evidence of receipt

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/17: Earliest Homeownership Counseling List dated 8/XX/2021 after 8/XX/2021 application date
736244996 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 VA    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2011 - EV3                                                                                                                                                                                      determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736244995 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    5/XX/2011    Refinance     Investment  XXX        $XXX
736246432 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CA    4/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           QM (APOR)    QM (APOR)

                                                      *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3
736244998 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246431 XXX       XXX    XXX       3        3       *** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is       *** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure:    1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   CT    10/XX/2021   Purchase      Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                      missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value        FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Harbor QM    Harbor QM
                                                      (92800.5B) (Government Documents) - EV3                                                   COMMENT: 2023/XX/17: Provide missing FHA Conditional Commitment DE Statement of Appraised Value (92800.5B).

                                                      *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. -
                                                      EV1
736244992 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246475 XXX       XXX    XXX       3        3       *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document:   *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year:     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due          C           C           Yes      No                   TN    9/XX/2021    Purchase      Primary     XXX        $XXX                  HUD Safe     Safe Harbor
                                                      1040 / Tax Year: 2020 - EV3                                                               2020                                                                                                                     Loan Designation of Safe Harbor QM (43-Q). - EV3                                                                                                                      Diligence Loan Designation of Safe Harbor QM (43-Q).                                                                                                                                                                                                                                                  Harbor QM    QM (43-Q)
                                                                                                                                                COMMENT: 2023/XX/17: 2020 and 2019 1040 Returns are not executed by Borrower.                                                                                                                                                                                                                  COMMENT: 2023/XX/17: Originator Loan Designation of HUD Safe Harbor QM does not match Due to Income condition. Verification of second job at XXX is missing and
                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document:                                                                                                                            *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                   the tax returns have not been signed and dated.
                                                      1040 / Tax Year: 2019 - EV3                                                               *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year:
                                                                                                                                                2019                                                                                                                                                                                                                                                                                           *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
                                            *** (OPEN) Income documentation requirements not met. - EV3                               COMMENT: 2023/XX/17: 2020 and 2019 1040 Returns are not executed by Borrower.                                                                                                                                                                                                                  COMMENT: 2023/XX/17: Verification of second job at XXX is missing and the tax returns have not been signed and dated as required causing the loan to not be eligible to be insured by FHA.
                                                      *** (OPEN) The verification of employment is required and was not found in file.:         *** (OPEN) Income documentation requirements not met.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:           COMMENT: 2023/XX/17: 2020 and 2019 1040 Returns are not executed by Borrower.
                                                      09/XX/2018 - EV3
                                                                                                                                                *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX //
                                                                                                                                                Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2018
                                                                                                                                                COMMENT: 2023/XX/17: Verification of second job at XXX is missing
736244993 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    PA    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First
                                                                                                                                                                                                                                                                         Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246430 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  2           *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final        *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final    B           B           Yes      No                   OH    4/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      seller). - EV2                                                                                                                                                                                                     Closing Disclosure provided on 04/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/04/XX/2022) - EV2     Closing Disclosure provided on 04/XX/2022 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/04/XX/2022)                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/09: The amount of escrows disclosed on page one of the final CD equal $XXX, but page 4 disclosed property costs over year 1 as $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7755) - EV2                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7755)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2023/XX/10: Realtor fee/Administration fee in the amount of $XXX was added to the Final Closing Disclosure dated 04/XX/2022.  File does not contain a
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                     valid Change of Circumstance for this fee, however a cure was provided in the amount $XXX but insufficient to cover two fee tolerance failures totaling $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/09: Appraisal fee in the amount of $XXX disclosed on Loan Estimate dated 03/XX/2022 increased to $XXX on Final Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2022.  File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount $XXX but insufficient to cover two fee tolerance fails in the total amount.$XXX.
736244991 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246473 XXX       XXX    XXX       3        3       *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3          *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   CA    10/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2023/XX/13: The DTI increase from 45.46% to 63.681% is due to the inclusion of the $XXX lease                   Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      payment for the borrower's current apartment lease.  Documentation should have been obtained verifying a                                                                                                                                                                                       COMMENT: 2023/XX/10: An origination Credit Report is missing.   A page of the final AUS with conditions 12 - 14 is missing.  The lease on the departing primary
                                                                                                                                                third party was making the payments as well as evidence the complex allowed him to sublet the apartment.                 *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    rental residence was not terminated.  No evidence to support the omission of this debt was provided.  With this debt, the DTI exceeds maximum allowable.  This
                                                      *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                                                                                                                                   the loan is at ATR risk. - EV3                                                                                                                                        resulted in a Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                *** (OPEN) AUS/Guideline Findings: All conditions were not met
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       COMMENT: 2023/XX/13: Due to the missing Credit Report and missing pages to the AUS.                                      *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline accordance with the Lenders Guidelines and 1026.43(c)(5) of 63.68104% significantly exceeds the guideline maximum of 48.46%. (DTI Exception requires compelling       components, the loan is at ATR risk.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                               compensating factors to consider regrading to EV2-B.) - EV3                                                                                                           COMMENT: 2023/XX/13: Due to the missing Credit Report, missing pages to the AUS and DTI outside of tolerances, the loan is waterfalling to QM/ATR requirements.
                                                                                                                                                COMMENT: 2023/XX/13: FNMA Version 7/2021 to the Note was not utilized.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's    *** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated
                                                      seller). - EV2                                                                            *** (OPEN) Missing Document: AUS not provided                                                                            ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                            in accordance with the Lenders Guidelines and 1026.43(c)(5) of 63.68104% significantly exceeds the guideline maximum of 48.46%. (DTI Exception requires
                                                                                                                                                COMMENT: 2023/XX/13: The only AUS found in file did not contain all pages.  Missing DU Item Numbers 12                                                                                                                                                                                         compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                thorough 14.  Complete AUS is required.                                                                                  *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence COMMENT: 2023/XX/13: Due to the missing Credit Report, missing pages to the AUS and DTI outside of tolerances, the loan is waterfalling to QM/ATR requirements.
                                                                                                                                                                                                                                                                         the consumers outstanding liabilities. (XXX/12870208) - EV3
                                                                                                                                                *** (OPEN) Missing Document: Credit Report not provided                                                                                                                                                                                                                                        *** (OPEN) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the
                                                                                                                                                COMMENT: 2023/XX/10: Credit Report missing in file.                                                                      *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2021) - EV2                                                    COMMENT: 2023/XX/13: Due to the missing Credit Report, missing pages to the AUS and DTI outside of tolerances, the loan is waterfalling to QM/ATR requirements.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/12870208)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: An origination Credit Report is missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/10: Documentation was found to verify the appraisal was sent to the borrower on 10/XX/2023.  There was no evidence of when borrower received it, therefore the presumed date was 10/XX/2021 which was after closing.
736244989 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 IL    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736246429 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                      *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                                                        B           B           No       No                   GA    4/XX/2018    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2023/XX/13: Missing VVOD or bank statements covering two-month period verifying $XXX in reserves                                                                                                                                                                                      COMMENT: 2023/XX/10: Missing Lender's Initial 1003
                                                      *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                        required to be verified.  $XXX XXX asset balance disclosed on 1003 are not verified.

                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) AUS Findings: Available for Reserves discrepancy.
                                                                                                                                                COMMENT: 2023/XX/13: Missing VVOD or bank statements covering two-month period verifying $XXX in reserves
                                                      *** (OPEN) Income documentation requirements not met. - EV3                               required to be verified.  $XXX XXX asset balance disclosed on 1003 are not verified.

                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                              *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
                                                                                                                                                COMMENT: 2023/XX/13: Missing VVOD or bank statements covering two-month period verifying $XXX in reserves
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.:     required to be verified.  $XXX XXX asset balance disclosed on 1003 are not verified.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:
                                                      06/XX/2012 - EV3                                                                          *** (OPEN) Income documentation requirements not met.
                                                                                                                                                COMMENT: 2023/XX/13: Missing VVOE completed within 10 business days of Note date.  VVOE - Employment Only in
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     file completed 4/XX/2017 over one year prior to 4/XX/2018 Note date.
                                                      seller). - EV2
                                                                                                                                                *** (OPEN) Missing Document: Fraud Report not provided
                                                                                                                                                COMMENT: 2023/XX/10: Missing Fraud Report
736244990 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 03/XX/2011 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246428 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                   2           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three B           B           Yes      No                   NC    8/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                                       COMMENT: 2023/XX/13: FNMA Version 7/2021 of the Note was not utilized.                                                                                                                                                                                                                         (3) business days prior to closing. (Final/08/XX/2022)                                                                                                                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) COMMENT: 2023/XX/10: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                      *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                                                                                                                                   business days prior to closing. (Final/08/XX/2022) - EV2

                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
736244988 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2011 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736246454 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   MA    6/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      seller). - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 QM (43-Q)    QM (43-Q)
736244983 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    2/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246424 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      Yes       Final HUD1 MA    9/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2023/XX/29: Missing final AUS.                                                                                  match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      COMMENT: 2023/XX/29: The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible).  However, the Due Diligence Loan Designation is Non QM due to the                                                                                                                                       (GSE/Agency
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                            *** (OPEN) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX Retired/XXX) - EV3        following issue(s): Missing final AUS.                                                                                                                                                                                                                                                                Eligible)
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     COMMENT: 2023/XX/29: Missing final AUS.
                                                      seller). - EV2                                                                                                                                                                                                     *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXX Retired/XXX)
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               COMMENT: 2023/XX/29: Waterfall exception due to missing AUS.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2014 - EV2                                                                      *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two     COMMENT: 2023/XX/01: The DTI is within the AUS tolerance, but the loan is not agency salable and the DTI exceeds the QM maximum of 43%.
                                                                                                                                                                                                                  years current employment. (XXX/12943636) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2014
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   COMMENT: 2023/XX/29: Missing Changed Circumstance for re-disclosed GFE issued on 09/XX/2014.
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12943636)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: The VVOE provided does not reflect an employment start date and there is no other verification of the Borrower's start date of current job.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/29: The initial GFE was issued on 08/XX/2014. The date disclosed through which charges are available is 08/XX/2014.
736244984 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 AR    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736246423 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:       3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence    D           D           Yes      No                   CT    9/XX/2019    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      the most recent FEMA disaster. - EV3                                                      COMMENT: 2023/XX/11: Homestead Exemption Waiver is not provided on document                                              Designation of Non QM. - EV3                                                                                                                                          Loan Designation of Non QM.                                                                                                                                                                                                                                                                           QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/11: Loan meets guideline requirements, but not QM requirement of a YTD P&L Statement and Balance Sheet.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, COMMENT: 2023/XX/11: The provided Note is not signed and dated.
                                                      seller). - EV2                                                                                                                                                                                                     guarantee or insurance by the appropriate agency. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               purchase, guarantee or insurance by the appropriate agency.
                                                      following clauses: - EV2                                                                                                                                                                                           Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           COMMENT: 2023/XX/11: The DTI of 48.06954% moderately exceeds the guideline maximum of 45.00%.

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         obtained by physical visit to property. - EV2                                                                                                                         Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/11: Loan meets guideline requirements, but not QM requirement of a YTD P&L Statement and Balance Sheet.
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV2                                          *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) (State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided): Connecticut Non-Prime Home Loan (HB5577): Counseling Notice      COMMENT: 2023/XX/11: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                                                                                                                                                                                                                                         (with toll-free number) not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided): Connecticut Non-Prime Home Loan (HB5577): Counseling Notice
                                                                                                                                                                                                                                                                         *** (OPEN) (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of XXX% or Final      (with toll-free number) not provided to borrower.
                                                                                                                                                                                                                                                                         Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Loan. - EV2                                             COMMENT: 2023/XX/11: Counseling Notice not provided to borrower.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of XXX% or Final
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV2                                                    Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/11: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       COMMENT: 2023/XX/11: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or
                                                                                                                                                                                                                                                                         *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/11: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 09/XX/2019). (Final/09/XX/2019) - EV2                                                                                               COMMENT: 2023/XX/11: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax      *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019
                                                                                                                                                                                                                                                                         Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2                        disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019). (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/11: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                               Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/11: Insufficient or no cure was provided to the borrower for  Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.
736244982 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 GA    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 01/XX/2011 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736246447 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   NJ    5/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2022/XX/26: All Condition were not Met because of missing AUS                                                   match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/21: Failure due to missing AUS                                                                                                                                                                                                                                                       (GSE/Agency
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal                                                                                                                                                                                                                                                                                                               Eligible)
                                                                                                                                                                                                                                                                         Disclosure. - EV2                                                                                                                                                     *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                                                                                                                                                                                                                                                      Disclosure.
                                                                                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan      COMMENT: 2022/XX/26: Evidence for the consumer was not provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                         Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2     *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided   estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                         on 05/XX/2016 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/05/XX/2016) - EV2                                                             COMMENT: 2022/XX/26: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s)

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  provided on 05/XX/2016 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/26: Page 4 of the CD indicated non-escrowed property costs over 1 year  as $XXX, however borrower is required to pay HOA dues monthly in the
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  amount of $XXX or $XXX Annually.
                                                                                                                                                                                                                                                                         Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                               COMMENT: 2022/XX/26: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. The Recording Fee increased without a valid Change or Circumstance and no cure was provided to the borrower at closing.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                         Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7729) - EV2                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/26: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimates were provided and no valid Change or Circumstance and no cure was provided to the borrower at closing

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/26: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No Loan Estimates were provided and no valid Change or Circumstance and no cure was provided to the borrower at closing

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7729)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/26: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX.No Loan Estimates were provided and no valid Change or Circumstance and no cure was provided to the borrower at closing.
736244986 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 01/XX/2011 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736244976 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TN    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 01/XX/2011 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246451 XXX       XXX    XXX       2                *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause *** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government        2           *** (WAIVED) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of        *** (WAIVED) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of    B           B           Yes      No                   TN    1/XX/2019    Purchase      Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                      (Government Documents) - EV3                                                              Documents)                                                                                                               Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2019 not accurate. (Final/01/XX/2019) - EV2                                  Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2019 not accurate. (Final/01/XX/2019)                                                                                                                                                                        Harbor QM    Harbor QM
                                                                                                                                                COMMENT: 2022/XX/17: Missing seller and agent signature.                                                                                                                                                                                                                                       COMMENT: 2022/XX/06: The final CD disclosed the homeowners insurance as $XXX/year but the dec page provided lists the insurance as $XXX/year. Provide a post-
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.                                                                                                                                                                                                                                                                                                  close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower
                                                      Document is missing lender signature on a brokered loan.: Disclosure: FHA - Initial HUD   *** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant. Document is missing                                                                                                                                                                                    disclosing the changes made.
                                                      Addendum to the Loan Application 92900-A (Government Documents) - EV3                     lender signature on a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A
                                                                                                                                                (Government Documents)
                                                      *** (CLEARED) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real   COMMENT: 2022/XX/16: Missing lender signature.
                                                      Estate Certification (Government Documents) - EV1
                                                                                                                                                *** (CLEARED) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification
                                                                                                                                                (Government Documents)
                                                                                                                                                COMMENT: 2022/XX/17: Missing seller and real estate agent broker signatures.
736244977 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 TX    1/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736246442 XXX       XXX    XXX       3        3       *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                          *** (OPEN) Loan is not using the new FNMA Legal Documents.                                                   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due       C           C           Yes      No                   NJ    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                                                                                                                COMMENT: 2024/XX/20: Loan is not using Version 07/2021 FNMA Legal Documents.                                             Loan Designation of QM (APOR) Fail. - EV3                                                                                                                             Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                                                                         QM (APOR)    Fail
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/20: 1040 and 1120S for year 2020 and 2021 is not signed and dated by borrower which caused the loan to default test as QM (APOR) fail.
                                                                                                                                                                                                                                                                         *** (OPEN) General QM Provision Income and Assets - S-Corp: General QM: Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-
                                                                                                                                                                                                                                                                         Corp) - EV3                                                                                                                                                           *** (OPEN) General QM Provision Income and Assets - S-Corp: General QM: Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Corp)
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2024/XX/20: 1040 and 1120S for year 2020 and 2021 is not signed and dated by borrower which caused the loan to default test to QM requirements.
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                         and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/20: Rate Lock Date not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/20: Initial escrow account statement was not provided to the borrower.
736244973 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NC    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: TIL itemization did not disclose a settlement fee of $XXX and a tax service fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. -
                                                                                                                                                                                                                                                                         EV2
736244975 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MO    12/XX/2010   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
736246379 XXX       XXX    XXX       1        1       *** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1        *** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount.                                 1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      No                   AZ    5/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2021/XX/25: Missing the Final Title Policy.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 QM (APOR)    QM (APOR)
736244985 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    12/XX/2010   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736244978 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MA    12/XX/2010   Refinance     Investment  XXX        $XXX
736246381 XXX       XXX    XXX       1        1       *** (CANCELLED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1     *** (CANCELLED) AUS Findings: Investor qualifying total debt ratio discrepancy.                              1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due    A           A           Yes      No                   AZ    5/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                COMMENT: 2021/XX/24: Calculated income is only $XXX per documentation. Notes Payable was not accounted for               Diligence Loan Designation of QM (APOR) Risk. - EV1                                                                                                                   Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/15: QM risk due to excessive ratios
                                                                                                                                                *** (CLEARED) Income Docs Missing:: Borrower: XXX                                                                        *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. -
                                                                                                                                                COMMENT: 2021/XX/15: W2 income from the business was included and a copy of the W2 is missing                            EV1                                                                                                                                                                   *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/15: Loan is a Risk due to excessive ratios
                                                                                                                                                                                                                                                                         *** (CANCELLED) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent.
                                                                                                                                                                                                                                                                         Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV1                                      *** (CANCELLED) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for COMMENT: 2021/XX/24: 2020
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
736244971 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IL    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736246380 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                                                                   A           A           Yes      No                   FL    5/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                              QM (APOR)    QM (APOR)
736244970 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736246372 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -    *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.  B           B           Yes      Yes       Final HUD1 NY    9/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                COMMENT: 2019/XX/13: DU required 2 years of W-2's for the co-borrower's 2nd Job.  Missing W-2 for 2013.                  EV2                                                                                                                                                                   COMMENT: 2019/XX/15: Seller to please provide a valid change of circumstance for $XXX tolerance violation.                                                                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                                                                                                                                                                                                              Eligible)    Eligible)
                                                                                                                                                                                                                                                                         Statement. - EV2
736244968 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    MD    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244969 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    8/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Report Date: 08/XX/2010 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736244965 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736246376 XXX       XXX    XXX       2        1       *** (CLEARED) Credit Exception: - EV1                                                     *** (CLEARED) Credit Exception:                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to  B           B           Yes      No                   NY    12/XX/2020   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2021/XX/22: Missing verification that XXX and XXX are owned free and clear.                                     date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/12/XX/2020) - EV2                              the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/12/XX/2020)
                                                      *** (CANCELLED) Missing Document: Desk Review not provided - EV1                                                                                                                                                                                                                                                                                                                         COMMENT: 2021/XX/11: Added following receipt of trailing documents. Evidence of Secondary full appraisal provided to borrower. Date appraisal was provided is
                                                                                                                                                *** (CANCELLED) Missing Document: Desk Review not provided                                                               *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did    before Report Date of appraisal.
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, NY - EV1                          COMMENT: 2021/XX/11: Missing CDA required per guidelines.                                                                not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2020) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, NY - EV1                          *** (CLEARED) REO Documents are missing.: Address: XXX, NY                                                               *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2020)
                                                                                                                                                COMMENT: 2021/XX/22: Missing mortgage statement for XXX for mortgage payment including tax escrow.                       a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2020) - EV1                                                COMMENT: 2021/XX/11: Evidence 2nd appraisal was provided to the borrower at least 3 business days prior to loan closing.

                                                                                                                                                *** (CLEARED) REO Documents are missing.: Address: XXX, NY                                                               *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of       *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                COMMENT: 2021/XX/11: Missing verification of hazard insurance premium for XXX, which is not included in                  allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                   provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2020)
                                                                                                                                                mortgage escrow.                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/11: Evidence 2nd appraisal was provided to the borrower at least 3 business days prior to loan closing.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507) - EV1                              *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: 2nd appraisal fee was increased to $XXX from $XXX without valid reason and there is no evidence of a cure.
736244966 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: 07/XX/2010 - EV3
736244696 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/04: The file is missing one or more of the core documents required for a review.  Loan closed as FHA.  Please provide an AUS and/or FHA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transmittal Summary, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
736244960 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 AR    6/XX/2010    Refinance     Primary     XXX        $XXX
736244796 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  2           *** (OPEN) New York Subprime Home Loan Threshold Fixed Compliant: New York Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of *** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.60896% is in excess of the allowable maximum of      B           B           Yes      No                   NY    11/XX/2020   Purchase      Primary     XXX        $XXX                  Exempt from  Exempt from
                                                      seller). - EV2                                                                                                                                                                                                     allowable threshold of Prime Mortgage Market Rate XXX + XXX%, or XXX%.  Compliant SubPrime Loan. - EV2                                                                3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX                                                                                                                                       ATR          ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                               or .60896%).
                                                                                                                                                                                                                                                                         *** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.60896% is in excess of the allowable maximum of          COMMENT: 2025/XX/21: Points and Fees on subject loan of 3.60896% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                                                                    .60896%). - EV1
736244961 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IN    6/XX/2010    Purchase      Primary     XXX        $XXX
736244967 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    7/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736244797 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did   B           B           Yes      No                   NJ    12/XX/2020   Refinance     Primary     XXX        $XXX                  Exempt from  Exempt from
                                                      seller). - EV2                                                                                                                                                                                                     provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2020) - EV2                                          not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2020)                                                                                                                                                                            ATR          ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2020) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2020)
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater   COMMENT: 2025/XX/08: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Broker Fee increased on the Loan Estimate dated 11/XX/2020.  A valid change of circumstance was not provided for fee change, and no evidence
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage of a tolerance cure was in the file.
                                                                                                                                                                                                                                                                         Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109) - EV2
736244962 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736244958 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 05/XX/2010, GFE Date: 05/XX/2010 - EV2                                                                                                                                                                                                                B           B           Yes      Yes       Final HUD1 TN    5/XX/2010    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736244798 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   OR    12/XX/2020   Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      seller). - EV2                                                                                                                                                                                                     qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under XXX No Doc program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                                                                                                                                                                                                                                         amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: Loan was approved under XXX No Doc program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 737, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 737, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under XXX No Doc program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2025/XX/08: Loan was approved under XXX No Doc program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          COMMENT: 2025/XX/08: Loan was approved under XXX No Doc program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: An orignator loan designation was not provided.  Based on the loan documentation, the loan tested as ATR fail.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
736244959 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           No       Yes       Final HUD1 MN    5/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                                                                         Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736244956 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    MD    4/XX/2010    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244805 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      Yes       Final HUD1 NY    8/XX/2015    Refinance     Primary     XXX        $XXX                  UTD          ATR Risk
                                                      seller). - EV2                                                                                                                                                                                                     qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Guidelines missing.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 33.21611%, LTV/CLTV: XXX%/XXX%, Credit Score: 772, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 33.21611%, LTV/CLTV: XXX%/XXX%, Credit Score: 772, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2025/XX/07: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 33.21611%, LTV/CLTV: XXX%/XXX%, Credit Score:
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     772, Occupancy: Primary, Purpose: Refinance, Rate/Term.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015, GFE Date: 08/XX/2015 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2
736244953 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 IL    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736244844 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    4/XX/2021    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                      seller). - EV2                                                                                                                                                                                                     qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: No Ratio program.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                                                                                                                                                                                                                                         amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/07: No Ratio program.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 764, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 764, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: No Ratio program.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. -
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                         COMMENT: 2025/XX/07: Terms of the subject loan provide for deferment of principal as an Interest Only loan.

                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     COMMENT: 2025/XX/07: No Ratio program.

                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by    *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2                                                                              QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2021 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or           *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used
                                                                                                                                                                                                                                                                         adjustable payment with incorrect Product disclosure. (Final/04/XX/2021) - EV2                                                                                        by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: No Ratio program.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Desk Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7505) - EV1
736244954 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    4/XX/2010    Refinance     Investment  XXX        $XXX
736244950 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MD    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not signed by borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244845 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    4/XX/2021    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                      seller). - EV2                                                                            title policy in file). Unable to determine if appropriate coverage is provided.                                          qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                COMMENT: 2025/XX/08: Title policy amount not provided.                                                                                                                                                                                                                                         COMMENT: 2025/XX/08: File was manually underwritten under a no doc/ratio program.  However, guidelines were not provided.
                                                      *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a                                                                                                                                  *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                      coverage amount (no final title policy in file). Unable to determine if appropriate                                                                                                                                amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                      coverage is provided. - EV2                                                                                                                                                                                                                                                                                                                                                              monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: File was manually underwritten under a no doc/ratio program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 783, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 783, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: File was manually underwritten under a no doc/ratio program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2025/XX/08: File was manually underwritten under a no doc/ratio program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage COMMENT: 2025/XX/08: File was manually underwritten under a no doc/ratio program.  However, guidelines were not provided.
                                                                                                                                                                                                                                                                         Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                   COMMENT: 2025/XX/08: File was manually underwritten under a no doc/ratio program.  However, guidelines were not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Mortgage Broker Fee in loan estimate is $XXX and closing disclosure reflects $XXX. No Valid coc in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan discount points in loan estimate is $XXX and closing disclosure reflects $XXX. No Valid coc in file.
736244957 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 PA    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736244948 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736244846 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      EV3                                                                                       COMMENT: 2025/XX/08: E-sign Consent Agreement is missing.                                                                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                      seller). - EV2                                                                                                                                                                                                     amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 741, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 741, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. -
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   loan.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount  *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                  COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided to determine guideline maximum allowable DTI.

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         Homeowner Counseling.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543) - EV2                              QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines and an loan designation were not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: 10% tolerance was exceeded by $XXX due to increase of recording fee and Settlement fees . No valid COC provided, no evidence of cure in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeowner Counseling.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Homeowner Counseling Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
736244947 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736244943 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736244847 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                COMMENT: 2025/XX/08: The subject property is located in a FEMA Disaster area. Require a post-disaster                                                                                                                                                                                          COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided to determine actual guidelineDTI maximum allowable.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     inspection verifying there was no damage to the subject property.                                                        *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                      seller). - EV2                                                                                                                                                                                                     amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a
                                                                                                                                                *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final                                                                                                                                                                                    monthly amount was provided to demonstrate ability to repay.
                                                      *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a         title policy in file). Unable to determine if appropriate coverage is provided.                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided to determine actual guideline requirements.
                                                      coverage amount (no final title policy in file). Unable to determine if appropriate       COMMENT: 2025/XX/08: Require title commitment / preliminary with policy amount.                                          missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 787, Occupancy: Primary, Purpose: Purchase, - EV3
                                                      coverage is provided. - EV2                                                                                                                                                                                                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 787, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided to determine actual guideline requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. -
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided to determine actual guideline requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   loan.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     COMMENT: 2025/XX/08: Interest Only loans not allowed under QM guidelines.

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2                                          COMMENT: 2025/XX/08: Loan was approved under a no ratio program, but guidelines were not provided to determine actual guideline requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to      *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021) -   QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2025/XX/09: A loan designation was not provided.  Based on the loan documentation, the loan failed ATR.

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                    not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: No evidence of appraisal being sent to borrower 3 days prior to closing.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: No evidence of appraisal being sent to borrower 3 days prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Clarity calculated APR exceeds threshold of APR XXX%.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Appraisal Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                               COC for this fee, nor evidence of cure is provided in file.
736244942 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Fees are under disclosed $XXX and fees match the HUD.  Itemization discloses Closing Protection Letter $XXX was not counted as a PPFC.  The remainder of the under disclosure is due to variance between the Calculated Payment Stream and the Final TIL Payment Stream.
736244945 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2
736244848 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      seller). - EV2                                                                                                                                                                                                     qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                                                                                                                                                                                                                                         amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 739, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 739, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2021 did not       COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements,
                                                                                                                                                                                                                                                                         TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best        *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         information available. (Initial/04/XX/2021) - EV2                                                                                                                     QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Manual UW and no ratio loan.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/04/XX/2021) - EV2                                                                                                            *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: incomplete closing disclosure provided without date issued and considered date as 04/XX/2021.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Closing disclosure not provided to borrower within three business days prior to closing.
736244941 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 CO    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         displayed on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244946 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2
736244849 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   TX    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      EV3                                                                                       COMMENT: 2025/XX/08: E-sign Consent agreement is missing in the file.                                                    qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: The loan was approved under a no ratio program, but guidelines were not provided.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                      seller). - EV2                                                                                                                                                                                                     amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: The loan was approved under a no ratio program, but guidelines were not provided.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 798, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 798, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: The loan was approved under a no ratio program, but guidelines were not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.70517% is in excess of the allowable maximum of        COMMENT: 2025/XX/08: The loan was approved under a no ratio program, but guidelines were not provided.
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                                                                                         .70517%). - EV3                                                                                                                                                       *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: The loan was approved under a no ratio program, but guidelines were not provided to determine guideline maximum allowable DTI.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3                                                                                                                     *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.70517% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                               3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  or .70517%).
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Points and Fees on subject loan of 3.70517% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX       Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .70517%).
                                                                                                                                                                                                                                                                         Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75228) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: The loan was approved under a no ratio program, but guidelines and an originator loan designation were not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: ARM loan program disclosure not provided to the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX
                                                                                                                                                                                                                                                                                                                                                                                                                                               Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75228)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: TX Guaranty Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
736244940 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 VA    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         three (3) business days of the creditor application date. - EV2
736244944 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Subordination Agreement not provided - EV3                                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: Itemization did not disclose the subordination fee of $XXX as prepaid finance charges.
736244850 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    4/XX/2021    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      seller). - EV2                                                                                                                                                                                                     qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: File was manual underwritten with no qualifying ratio.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly
                                                                                                                                                                                                                                                                         amount was provided to demonstrate ability to repay. - EV3                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/07: File was manual underwritten with no qualifying ratio.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 762, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3            missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: 762, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: File was manual underwritten with no qualifying ratio.
                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2025/XX/07: File was manual underwritten with no qualifying ratio.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  COMMENT: 2025/XX/07: File was manual underwritten with no qualifying ratio.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2                                                                                                                                         QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Originator Loan Designation not provided. File was manual underwritten with no qualifying ratio.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: ARM Disclosure is not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: The file is missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.
736244939 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2009 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736244938 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 PA    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736244905 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/09: Loan has pre Dodd Frank application date.
736244935 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 NJ    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245223 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/09: Loan has pre Dodd Frank application date.
736244933 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NE    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Report Date: 08/XX/2009 - EV3                                                                                                                                                                                      which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245238 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's.
736244937 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245275 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -                                                                                                                3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   CA    6/XX/2021    Refinance     Primary     XXX        $XXX                  UTD          ATR Risk
                                                      EV3                                                                                                                                                                                                                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/09: Guidelines were not provided to determine maximum allowable DTI.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                             *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               missing guidelines. Loan characteristics are DTI: 26.88022%, LTV/CLTV: XXX%/XXX%, Credit Score: 763, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.88022%, LTV/CLTV: XXX%/XXX%, Credit Score: 763, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         COMMENT: 2025/XX/07: Guidelines were not provided to determine loan requirements.
                                                      seller). - EV2                                                                                                                                                                                                     Appendix Q. (XXX XXX/Bank Statements) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only
                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         loan.
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/Bank Statements) - EV3                                                                                                                           COMMENT: 2025/XX/08: Guidelines and originator loan designation were not provided to determine loan requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. -  *** (OPEN) QM Loan Term: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan exceed allowable loan term of 30 years.
                                                                                                                                                                                                                                                                         EV3                                                                                                                                                                   COMMENT: 2025/XX/08: Guidelines were not provided to determine guideline loan term requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) QM Loan Term: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan exceed allowable loan term of 30 years. - EV3                                *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   COMMENT: 2025/XX/08: An originator loan designation and underwriting guidelines were not provided.  Based on the loan documentation, the loan tested as ATR risk.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel     occurs prior to expected date(s).
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2                                                                                                                               COMMENT: 2025/XX/07: Subject loan transaction disbursed on 07/XX/2021, prior to three (3) business days from transaction date of 07/XX/2024.
736244931 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IL    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2
736244932 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245430 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   TX    11/XX/2021   Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                      EV3                                                                                       COMMENT: 2025/XX/07: E-sign Consent Agreement is missing.                                                                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Failure due to Loan designation and guidelines not provided.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      seller). - EV2                                                                                                                                                                                                     missing guidelines. Loan characteristics are DTI: 11.75109%, LTV/CLTV: XXX%/XXX%, Credit Score: 698, Occupancy: Primary, Purpose: Purchase, - EV3                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 11.75109%, LTV/CLTV: XXX%/XXX%, Credit Score: 698, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         COMMENT: 2025/XX/07: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/P&L Statement Only) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   Appendix Q. (XXX XXX/P&L Statement Only)
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021) - EV2                                          QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Failure due to Loan designation and guidelines not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021) - EV2                                                    *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater   COMMENT: 2025/XX/07: Appraisal delivery receipt is not provided.
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% +XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at      provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)
                                                                                                                                                                                                                                                                         least 3 days prior to closing dated 11/XX/2021 disclosed an inaccurate APR of XXX%  compared to the actual APR at consummation of XXX% and a revised CD disclosing an COMMENT: 2025/XX/07: Appraisal delivery receipt is not provided.
                                                                                                                                                                                                                                                                         accurate APR was not received by borrower at least three (3) business days prior to consummation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021  greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                         disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the   COMMENT: 2025/XX/07: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-
                                                                                                                                                                                                                                                                         calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee   Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                         amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021        least 3 days prior to closing dated 11/XX/2021 disclosed an inaccurate APR of XXX%  compared to the actual APR at consummation of XXX% and a revised CD disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is   disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                         under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are    COMMENT: 2025/XX/07: Most recent Closing Disclosure received at least 3 days prior to closing dated 11/XX/2021 disclosed an inaccurate APR of XXX% compared to
                                                                                                                                                                                                                                                                         based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021) - EV2                                                                                               the actual APR at consummation of XXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2                             *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 11/XX/2021).
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: The amount financed is over disclosed by XXX exceeding the max allowable tolerance.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Finance charges are under disclosed by XXX exceeding the max allowable tolerance.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation.
736244930 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                     *** (OPEN) Note Error: Principal and interest payment is blank.                                              2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    7/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2021/XX/26: Construction/Perm loan, P&I to be determined at completion when UPB is established.
                                                      *** (OPEN) Note Error: Principal and interest payment is blank. - EV3
736244929 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245431 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement                        3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   GA    11/XX/2021   Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                      EV3                                                                                       COMMENT: 2025/XX/08: E-sign Consent Agreement is missing.                                                                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Missing investor guideline.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                           *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      seller). - EV2                                                                            COMMENT: 2025/XX/08: Missing investor guideline.                                                                         missing guidelines. Loan characteristics are DTI: 20.26992%, LTV/CLTV: XXX%/XXX%, Credit Score: 733, Occupancy: Primary, Purpose: Purchase, - EV3                     *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 20.26992%, LTV/CLTV: XXX%/XXX%, Credit Score: 733, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.66874% is in excess of the allowable maximum of        COMMENT: 2025/XX/08: Waterfall due to Missing investor guideline.
                                                                                                                                                                                                                                                                         3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                                                                                         .66874%). - EV3                                                                                                                                                       *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.66874% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                               3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               or .66874%).
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3                                                                                                                           COMMENT: 2025/XX/08: Originator Loan Designation is UTD due to loan is failing Points and Fees.

                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Underwriting guidelines were not provided.  The income documentation does not meet QM requirements.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                         business days prior to closing. (Final/11/XX/2021) - EV2                                                                                                              *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.      COMMENT: 2025/XX/08: Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                         Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three
                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for (3) business days prior to closing. (Final/11/XX/2021)
                                                                                                                                                                                                                                                                         Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                         COMMENT: 2025/XX/08: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

                                                                                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Cure amount provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.
736244927 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009                                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    2/XX/2009    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736244928 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NC    1/XX/2009    Refinance     Primary     XXX        $XXX
736245432 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -                                                                                                                3           *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan       *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan   C           C           Yes      No                   MS    12/XX/2021   Purchase      Primary     XXX        $XXX                  Non QM       ATR Risk
                                                      EV3                                                                                                                                                                                                                Designation of ATR Risk. - EV3                                                                                                                                        Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline
                                                      seller). - EV2                                                                                                                                                                                                     qualifying total debt ratio. - EV3                                                                                                                                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       COMMENT: 2025/XX/08: Loan has been manually underwritten and no guideline provided.
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: 17.08662%, LTV/CLTV: XXX%/XXX%, Credit Score: 660, Occupancy: Primary, Purpose: Purchase, - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not   missing guidelines. Loan characteristics are DTI: 17.08662%, LTV/CLTV: XXX%/XXX%, Credit Score: 660, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021) - EV2                                          COMMENT: 2025/XX/07: Loan has been manually underwritten and no guideline provided.

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021) - EV2                                                    not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater
                                                                                                                                                                                                                                                                         than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021)
                                                                                                                                                                                                                                                                         *** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 4% or $XXX  COMMENT: 2025/XX/07: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.
                                                                                                                                                                                                                                                                         whichever is greater. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 4% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Note late charge 5.00%/$XXX exceeds state maximum late charge 4% or $XXX.
736245140 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    11/XX/2013   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245092 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AK    6/XX/2013    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245578 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to   C           C           Yes      No                   FL    12/XX/2021   Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               qualifying total debt ratio. - EV3                                                                                                                                    missing guidelines. Loan characteristics are DTI: 41.74773%,LTV/CLTV: XXX%/XXX%, Credit Score: 635, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Missing investor guideline qualifying total debt rati
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      seller). - EV2                                                                                                                                                                                                     missing guidelines. Loan characteristics are DTI: 41.74773%,LTV/CLTV: XXX%/XXX%, Credit Score: 635, Occupancy: Primary, Purpose: Purchase, - EV3                      *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appendix Q. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         COMMENT: 2025/XX/08: Waterfall finding due to unable to determine (UTD) Loan Designation.
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/Bank Statements) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under
                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         Appendix Q. (XXX XXX/Bank Statements)
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/Bank Statements) - EV3                                                                                                                           COMMENT: 2025/XX/08: Waterfall finding due to unable to determine (UTD) Loan Designation.

                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Waterfall finding due unable to determine (UTD) Loan Designation resulting in a loan designation discrepancy.
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
736245074 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    3/XX/2013    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245137 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    2/XX/2013    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245580 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    Yes       Title Co.  GA    12/XX/2021   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/09: Loan is DSCR for which guidelines are required.                                                                                                                                         Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Statement
736245062 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 DE    12/XX/2012   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245582 XXX       XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -                                                                                                                3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline    C           C           Yes      No                   GA    12/XX/2021   Purchase      Primary     XXX        $XXX                  UTD          ATR Risk
                                                      EV3                                                                                                                                                                                                                qualifying total debt ratio. - EV3                                                                                                                                    qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Waterfall finding due to unable to determine (UTD) Loan Designation and missing guidelines.
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                            *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                      been inspected. - EV3                                                                                                                                                                                              missing guidelines. Loan characteristics are DTI: 44.92417%,LTV/CLTV: XXX%/XXX%, Credit Score: 795, Occupancy: Primary, Purpose: Purchase, - EV3                      *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.92417%,LTV/CLTV: XXX%/XXX%, Credit Score: 795, Occupancy: Primary, Purpose: Purchase,
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                          *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the     COMMENT: 2025/XX/08: Guidelines reflecting loan requirements were not provided.
                                                                                                                                                                                                                                                                         earnings history/trend. (XXX XXX/Schedule C) - EV3
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                                                                                                                                                                                                    *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the
                                                      seller). - EV2                                                                                                                                                                                                     *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX         earnings history/trend. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                         XXX/Partnership) - EV3                                                                                                                                                COMMENT: 2025/XX/08: Waterfall finding due to unable to determine (UTD) Loan Designation.

                                                                                                                                                                                                                                                                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, *** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX
                                                                                                                                                                                                                                                                         guarantee or insurance by the appropriate agency. - EV3                                                                                                               XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Guidelines and an originator loan designation was not provided.  The loan was tested with UTD loan designation.  The income documentation
                                                                                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               does not meet QM requirements.
                                                                                                                                                                                                                                                                         Proprietorship). (XXX XXX/Schedule C) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.   purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Risk. - EV3                                                                                                                     COMMENT: 2025/XX/08: Guidelines and an originator loan designation was not provided to determine guideline maximum allowable DTI.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                                                                                                                                                                                               Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Waterfall finding due to unable to determine (UTD) Loan Designation.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-
                                                                                                                                                                                                                                                                                                                                                                                                                                               QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: Guidelines and an originator loan designation was not provided.  The loan was tested with UTD loan designation.  Based on the loan documentation, the loan tested as ATR risk.
736245060 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    12/XX/2012   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245045 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    8/XX/2012    Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245716 XXX       XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  3           *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan       *** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan   C           C           Yes      No                   GA    4/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       ATR Risk
                                                      seller). - EV2                                                                                                                                                                                                     Designation of ATR Risk. - EV3                                                                                                                                        Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: The 1008 reflects the loan was underwritten to NonQM standards.  However, guidelines were not provided.  The loan therefore tested as ATR
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        risk.
                                                                                                                                                                                                                                                                         qualifying total debt ratio. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       missing guidelines. Loan characteristics are DTI: 33.39813%, LTV/CLTV: XXX%/XXX%, Credit Score: 690, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: 33.39813%, LTV/CLTV: XXX%/XXX%, Credit Score: 690, Occupancy: Primary, Purpose: Purchase, - EV3                     COMMENT: 2025/XX/07: Unable to determine loan requirements due to missing guidelines.
736245039 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    7/XX/2012    Purchase      UTD         XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245034 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2012    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245719 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No                   GA    5/XX/2022    Refinance     Investment  XXX        $XXX                  N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Loan is DSCR for which guidelines are required.
736245029 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    5/XX/2012    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245731 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: The file is missing one or more of the core documents required for a review.  Please provide a Note, an initial 1003, final 1003, an AUS,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.  Property is an investment.  Loan is possibly DSCR for which guidelines are required.
736245025 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    3/XX/2012    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245005 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MS    8/XX/2011    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244685 XXX       XXX    XXX       1        1       *** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation *** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal /  1           *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did    *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan     A           A           Yes      No                   MI    10/XX/2018   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      Type: Appraisal / Valuation Report Date: 06/XX/2018 - EV1                                 Valuation Report Date: 06/XX/2018                                                                                        not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018) - EV1                                      Designation of ATR Risk.
                                                                                                                                                COMMENT: 2018/XX/25: There is a 442-Cert of Completion on file showing the value has not changed since the                                                                                                                                                                                     COMMENT: 2018/XX/30: ATR fail due to DTI over lender guideline max of 43%
                                                      *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. -  last appraisal. Okay to proceed.                                                                                         *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan
                                                      EV1                                                                                                                                                                                                                Designation of ATR Risk. - EV1                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                                                                                                                                         components, the loan is at ATR risk.
                                                      *** (CLEARED) Hazard Insurance policy does not list "Lender its successors and assigns",  COMMENT: 2018/XX/30: Calculated investor qualifying total debt ratio of 49.04126% exceeds Guideline total                *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide COMMENT: 2018/XX/30: ATR fail due to DTI over lender guideline max of 43%
                                                      per guideline requirements. - EV1                                                         debt ratio of 43.00000%.                                                                                                 a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                      *** (CLEARED) Public Record Issue:: Credit Report: Original // Public Record Type:        *** (CLEARED) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                   *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of       Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
                                                      Collections / Balance: XXX - EV1                                                          requirements.                                                                                                            allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                   (Final/10/XX/2018)
                                                                                                                                                COMMENT: 2018/XX/25: The current lender was not listed as the current mortgagee on the hazard policy and                                                                                                                                                                                       COMMENT: 2018/XX/01: Legal limit has been exceeded for total closing costs.
                                                                                                                                                this is required.                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,
                                                                                                                                                                                                                                                                         the loan is at ATR risk. - EV1                                                                                                                                        *** (WAIVED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total
                                                                                                                                                *** (CLEARED) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance:                                                                                                                                                                                      seller paid fee amounts do not match the values used for compliance testing. (Final/10/XX/2018)
                                                                                                                                                XXX                                                                                                                      *** (CLEARED) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV1  COMMENT: 2018/XX/02: Seller fees on the seller's CD do not match or equal to the seller fees on the final CD. Fees listed on the seller's CD that are not shown
                                                                                                                                                COMMENT: 2018/XX/30: File is required to show documentation of this collection being satisfied.                                                                                                                                                                                                on the final CD are Record Certificate of Trust for $XXX and Listing Agent Admin Fee for $XXX.
                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final
                                                                                                                                                                                                                                                                         Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         (Final/10/XX/2018) - EV1                                                                                                                                              Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/01: Zero percent fee tolerance was exceeded and borrower was not notified.
                                                                                                                                                                                                                                                                         *** (WAIVED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/10/XX/2018) - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                         Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104) - EV1
736244997 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AL    6/XX/2011    Refinance     UTD         XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244679 XXX       XXX    XXX       3        1       *** (CLEARED) Missing Document: Other not provided - EV1                                  *** (CLEARED) Missing Document: Other not provided                                                           1           *** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable                                                                                                                                                                    A           A           Yes      No                   GA    6/XX/2017    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2017/XX/11: XXX Alternative Lending Form                                                                        threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/06/XX/2017) - EV1
736244994 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 VA    5/XX/2011    Purchase      UTD         XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244802 XXX       XXX    XXX       3        3       *** (OPEN) Missing Document: AUS not provided - EV3                                       *** (OPEN) Missing Document: AUS not provided                                                                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   OK    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2025/XX/09: Complete Aus is missing in the loan file.                                                           match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                                                                                                                                                                                                    COMMENT: 2025/XX/08: Loan is Safe Harbor QM due to AUS Approve/Ineligble and missing VOE for prior employer.                                                                                                                                                                                          (GSE/Agency
                                                      seller). - EV2                                                                                                                                                                                                     *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a                                                                                                                                                                                                                                                                                                        Eligible)
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016) - EV2                                                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)
                                                                                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   COMMENT: 2025/XX/07: Appraisal report dated 11/XX/2016 missing evidence of receipt to verify two years employment history for current and/or prior employment. (XXX/15656761) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at    Dates to verify two years employment history for current and/or prior employment. (XXX/15656761)
                                                                                                                                                                                                                                                                         least 3 days prior to closing dated 11/XX/2016 disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 3.65662% and a revised CD        COMMENT: 2025/XX/08: Missing VOE for prior employer verifying dates for two year employment history.
                                                                                                                                                                                                                                                                         disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Additional 3-Day Waiting Period Timing Test - Irregular Transaction: TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after   at least 3 days prior to closing dated 11/XX/2016 disclosed an inaccurate APR of 0.00000% compared to the actual APR at consummation of 3.65662% and a revised CD
                                                                                                                                                                                                                                                                         XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2       disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/09: Incomplete Closing provided in loan file.
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender
                                                                                                                                                                                                                                                                         Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2                                  *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COMMENT: 2025/XX/07: Incomplete Closing provided in loan file.
                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Lender Credits was last disclosed as -$XXX on the Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Valid change of circumstance for this fee, nor evidence of cure in file

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Transfer Tax was last disclosed as $XXX on the Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Valid change of circumstance for this fee, nor evidence of cure in file
736244987 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 VA    3/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Til Itemization of amount financed
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244980 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2011    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244823 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                 2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           Yes      No                   TX    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                               copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018)                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                      seller). - EV2

                                                      *** (OPEN) Title Policy Coverage is less than Original Loan Amount. - EV2
736244981 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    12/XX/2010   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736244979 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 WA    12/XX/2010   Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
736244854 XXX       XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                  1                                                                                                                                                                                                                                                                                                                                                   A           A           No       No                   VT    2/XX/2019    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      seller). - EV2
736244974 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    11/XX/2010   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244972 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    10/XX/2010   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245214 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/09: Loan is DSCR for which guidelines are required.
736244964 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    6/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2
736245240 XXX       XXX    XXX       3        3       *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) Credit Exception:                                                                                 3           *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline        *** (OPEN) General Ability To Repay Provision Income and Assets - P&L Statement Only Guidelines Third Party Preparation Requirement not met: Ability to Repay     C           C           Yes      No                   WA    6/XX/2016    Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                                                                                                                COMMENT: 2025/XX/08: Lender approved exception to allow borrower with 4 tradelines on credit report instead              qualifying total debt ratio. - EV3                                                                                                                                    (Dodd-Frank 2014): P&L Statement(s) used to qualify were not prepared by a third party. (XXX XXX/P&L Statement Only)
                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     of 5 tradelines required by guidelines.                                                                                                                                                                                                                                                        COMMENT: 2025/XX/07: Guidelines reflecting loan requirements were not provided.  The loan default tested to ATR requirement of Audited P&L Statement.
                                                      seller). - EV2                                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Income and Assets - P&L Statement Only Guidelines Third Party Preparation Requirement not met: Ability to Repay (Dodd-
                                                                                                                                                *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).                           Frank 2014): P&L Statement(s) used to qualify were not prepared by a third party. (XXX XXX/P&L Statement Only) - EV3                                                  *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline
                                                                                                                                                COMMENT: 2025/XX/07: The loan was manually underwritten.and guidelines were not provided.                                                                                                                                                                                                      components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components,    COMMENT: 2025/XX/07: Guidelines reflecting loan requirements were not provided.  The loan default tested to ATR requirements and is ATR risk.
                                                                                                                                                                                                                                                                         the loan is at ATR risk. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to
                                                                                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to       missing guidelines. Loan characteristics are DTI: 14.32499%, LTV/CLTV: XXX%/XXX%, Credit Score: 713, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                         missing guidelines. Loan characteristics are DTI: 14.32499%, LTV/CLTV: XXX%/XXX%, Credit Score: 713, Occupancy: Primary, Purpose: Purchase, - EV3                     COMMENT: 2025/XX/07: Guidelines reflecting loan requirements were not provided reflecting loan requirements.

                                                                                                                                                                                                                                                                         *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under         *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 06/XX/2016 on a first lien purchase
                                                                                                                                                                                                                                                                         Appendix Q. (XXX XXX/P&L Statement Only) - EV3                                                                                                                        transaction did not disclose any Seller paid fees/charges on page 2. (Final/06/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: Final Closing Disclosure 06/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
                                                                                                                                                                                                                                                                         *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is ATR Fail. - EV3

                                                                                                                                                                                                                              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2016) -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 06/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/06/XX/2016) - EV2
736244963 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    6/XX/2010    Purchase      UTD         XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244955 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2010    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244951 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    3/XX/2010    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245241 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not        B           B           No       Yes       Final HUD1 FL    1/XX/2021    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2025/XX/08: Bank statements missing from the file.                                                              copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2021) - EV2                                                    provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2021)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/08: Appraisal report dated 1/XX/2021 missing evidence of receipt.
                                                      the most recent FEMA disaster. - EV3                                                      *** (OPEN) Missing Document: Approval not provided                                                                       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                COMMENT: 2025/XX/08: Approval is missing.                                                                                Initial Loan Application Date. - EV2                                                                                                                                  *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                                                                                                                                                                                                 missing Initial Loan Application Date.
                                                                                                                                                *** (OPEN) Missing Document: Flood Certificate not provided                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2025/XX/08: Initial creditor application date is missing in the file
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                             COMMENT: 2025/XX/08: Flood Certificate is missing in the file
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                         *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided                                            12/XX/2020 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2021, 12/XX/2020,   COMMENT: 2025/XX/08: Facta score is not available in the file
                                                                                                                                                COMMENT: 2025/XX/08: Purchase Agreement / Sales Contract is missing in the file                                          11/XX/2020, 10/XX/2020, 09/XX/2020, 08/XX/2020, 07/XX/2020.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
                                                      *** (OPEN) No evidence of fraud report in file - EV3                                      COMMENT: 2025/XX/08: Guidelines were not provided.

                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,     *** (OPEN) Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.
                                                      seller). - EV2                                                                            COMMENT: 2025/XX/08: Initial creditor application date is missing in the file

                                                      *** (OPEN) Loans with an application date after 10/XX/2020 using a LIBOR Index are not
                                                      Agency Salable. - EV2
736244952 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 WI    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2                                                                      COMMENT: 2021/XX/06: Unable to determine the reason for the underdisclosure due to a missing itemization of amount financed.

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245247 XXX       XXX    XXX       3        1                                                                                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/08: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.
736244949 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    3/XX/2010    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245248 XXX       XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3       *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.                                2           *** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2                                                                 *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                                                        B           B           No       Yes       Final HUD1 FL    12/XX/2020   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                                                COMMENT: 2025/XX/08: Provide XXX # XXX consecutive 2 months of bank statement as it is missing.                                                                                                                                                                                                COMMENT: 2025/XX/08: initial 1003 is missing on file.
                                                      *** (OPEN) Credit Exception: - EV3                                                                                                                                                                                 *** (OPEN) (Doc Error) HUD Error: Maximum loan payment can ever rise to on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                *** (OPEN) Credit Exception:                                                                                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    COMMENT: 2025/XX/08: Full copy of Purchase contract is missing.                                                          *** (OPEN) (Doc Error) HUD Error: Maximum prepayment penalty on page 3 of the  final HUD was not provided. - EV2                                                      11/XX/2020 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2020,
                                                      the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                                                                                     11/XX/2020, 10/XX/2020, 09/XX/2020, 08/XX/2020, 07/XX/2020, 06/XX/2020.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011
                                                                                                                                                *** (OPEN) Missing Document: Approval not provided                                                                       *** (OPEN) (Doc Error) HUD Error: Maximum rate on page 3 of the  final HUD was not provided. - EV2                                                                    start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                  COMMENT: 2025/XX/08: Approval document missing on file.                                                                                                                                                                                                                                        COMMENT: 2025/XX/08: Initial 1003 is missing. exception already added.
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      Initial Loan Application Date. - EV2

                                                      *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator,                                                                                                                              *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                      seller). - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                      *** (OPEN) Loans with an application date after 10/XX/2020 using a LIBOR Index are not                                                                                                                             11/XX/2020 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2020, 11/XX/2020,
                                                      Agency Salable. - EV2                                                                                                                                                                                              10/XX/2020, 09/XX/2020, 08/XX/2020, 07/XX/2020, 06/XX/2020.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244671 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2009   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244934 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    8/XX/2009    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736245024 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244677 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    1/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245095 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 PA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736244705 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244915 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           No       Yes       Final HUD1 AL    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
736244920 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    4/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
736244921 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    6/XX/2010    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
736244923 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    10/XX/2010   Purchase      UTD         XXX        $XXX

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2010 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
736244924 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2009    Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245318 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    11/XX/2009   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2009. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245320 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                        B           B           No       Yes       Final HUD1 MS    7/XX/2012    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245319 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 SC    5/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736245328 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2
736244793 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                       *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 VA    12/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       COMMENT: 2018/XX/29: Introductory Escrow payment per the Lender TIL is $XXX. Taxes, Insurance and MI total per the HUD and Initial Escrow Account Disclosure insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   Statement $XXX.

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount
                                                                                                                                                                                                                                                                         the Final TIL does not match the total payment amount for the loan. - EV2                                                                                             (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/29: Introductory Escrow payment per the Lender TIL is $XXX. Taxes, Insurance and MI total per the HUD and Initial Escrow Account Disclosure
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             Statement $XXX.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245338 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    6/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245341 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    6/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245336 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009                                                                                                                                                                   B           B           No       Yes       Final HUD1 OR    3/XX/2009    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245334 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MI    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         agencies not provided to borrower. - EV2

                                                      *** (OPEN) Missing Document: Subordination Agreement not provided - EV3                                                                                                                                            *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245333 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    12/XX/2012   Refinance     Primary     XXX        $XXX
736245343 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 FL    11/XX/2012   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245342 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    CT    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245337 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MI    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2012 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower
                                                                                                                                                                                                                                                                         Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement
                                                                                                                                                                                                                                                                         (You are not required to complete this agreement{ellipsis}). - EV2
736245428 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 DE    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2012 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245316 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MI    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                         Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245304 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 12/XX/2012 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         01/XX/2013, prior to three (3) business days from transaction date of 01/XX/2013. - EV2
736245311 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
736245310 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2013 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/14: TIL Itemization only disclosed origination charges in the amount of $XXX however, final HUD reflects $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245315 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MN    4/XX/2013    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                         Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245317 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WI    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245314 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245303 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245289 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    3/XX/2009    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245299 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245290 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 LA    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: 01/XX/2010 - EV3                                                                                                                                                                                      Affiliated Business Arrangement Disclosure. - EV2
736245296 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MO    10/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2011, prior to three (3) business days from transaction date of 10/XX/2011. - EV2
736245301 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 IA    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736245291 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              Application Date. - EV2
736245294 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 AZ    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245293 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: 11/XX/2012 - EV3
736245295 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NC    3/XX/2013    Refinance     Investment  XXX        $XXX
                                                      Report Date: 03/XX/2013 - EV3
736245298 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NC    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         GFE. - EV2
736245297 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245300 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: 09/XX/2013 - EV3                                                                                                                                                                                      loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245292 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IN    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2011 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/06: TIL itemization did not include $XXX subordination recording in the prepaid finance charges but did include -$XXX Prem pricing credit.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       Origination was under disclosed by $XXX.  Prepaid interest of $XXX and $XXX application fee were disclosed on the itemization but not on the HUD.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736245397 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2                       *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.                  B           B           Yes      Yes       Final HUD1 MD    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: NMLS website is offline at time of review".
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2      COMMENT: 2021/XX/22: NMLS website is offline at time of review".

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2                     *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: NMLS website is offline at time of review".
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2                                 COMMENT: 2021/XX/22: NMLS website is offline at time of review".

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: NMLS website is offline at time of review".

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: NMLS website is offline at time of review".
736244704 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 08/XX/2013 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245398 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245419 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine        B           B           Yes      Yes       Final HUD1 PA    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2013 - EV3                                                                                                                                                                                      which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                           compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website offline at time of review.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245400 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person    *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing         B           B           Yes      Yes       Final HUD1 CA    11/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         other than consumer. - EV2                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/22: HUD settlement book provided 11/XX/2013.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245418 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245399 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.           B           B           Yes      Yes       Final HUD1 CA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2021/XX/22: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245396 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    7/XX/2013    Refinance     Investment  XXX        $XXX
                                                      Report Date: 05/XX/2013 - EV3
736245392 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.           B           B           Yes      Yes       Final HUD1 MI    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                       COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245394 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 GA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2
736244692 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    2/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736245395 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.                  B           B           Yes      Yes       Final HUD1 NY    5/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                           COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial    *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2                                                                                                                                          COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information. - EV2         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2                                                                                                                     *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -    *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245391 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013                                                                                                                                                                   B           B           No       Yes       Final HUD1 IN    2/XX/2013    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245389 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
736245390 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 IN    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2012 - EV3                                                                                                                                                                                      Affiliated Business Arrangement Disclosure. - EV2
736244703 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 OH    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         reliable documentation. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244702 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    9/XX/2012    Purchase      Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245385 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245393 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    NY    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245386 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 08/XX/2012 - EV3                                                                                                                                                                                      which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736244691 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.           B           B           Yes      Yes       Final HUD1 FL    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245387 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2012, prior to three (3) business days from transaction date of 06/XX/2012. - EV2
736245382 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2                *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.                  B           B           Yes      Yes       Final HUD1 TX    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2                     COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2                        *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2                        COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: NMLS website is offline at time of review.
736245379 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 GA    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245378 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.           B           B           Yes      Yes       Final HUD1 NJ    10/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2011 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2                                                                                                       COMMENT: 2021/XX/23: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245377 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.                          B           B           Yes      Yes       Final HUD1 NJ    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2021/XX/24: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2                        *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/24: NMLS website is offline at time of review.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2                        COMMENT: 2021/XX/24: NMLS website is offline at time of review.

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/24: NMLS website is offline at time of review.
736245374 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AZ    2/XX/2011    Refinance     Investment  XXX        $XXX
                                                      Report Date: <empty> - EV3
736244690 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245376 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 03/XX/2006 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245373 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         actual terms. - EV2

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2
736245375 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245370 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    10/XX/2010   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244689 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         EV2
736245367 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    6/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2010 - EV3                                                                                                                                                                                                                                                                                                                                                            $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2021/XX/01: TIL itemization did not disclose a Closing Protection Letter fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block
                                                                                                                                                                                                                                                                         8/HUD 1203 Transfer Tax Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block
                                                                                                                                                                                                                                                                         1/HUD 801 Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block
                                                                                                                                                                                                                                                                         2/HUD 802 Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block
                                                                                                                                                                                                                                                                         A/HUD 803 Fees without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees
                                                                                                                                                                                                                                                                         without a cure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245361 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 FL    12/XX/2009   Refinance     Primary     XXX        $XXX
736245362 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245364 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: 03/XX/2010 - EV3                                                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/31: TIL itemization did not disclose $XXX subordination as prepaid finance charge
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
736245363 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 NY    2/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
736245360 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245357 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245359 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 CA    10/XX/2009   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2           COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
736245358 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245356 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 CA    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.
                                                      *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                            *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                      Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736244700 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Report Date: 08/XX/2009 - EV3                                                                                                                                                                                      worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245354 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 VA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2
736245417 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 HI    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009. - EV2
736244686 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245353 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Report Date: 07/XX/2009 - EV3                                                                                                                                                                                      provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245352 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    4/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245345 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    9/XX/2002    Purchase      Primary     XXX        $XXX
736244697 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003                                                                                                                                                                   B           B           No       Yes       Final HUD1 CT    12/XX/2003   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245346 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           No       No        Missing    NY    12/XX/2003   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
736245347 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 NY    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245348 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245349 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 SC    10/XX/2007   Refinance     Second Home XXX        $XXX
                                                      Report Date: <empty> - EV3
736244698 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 ME    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/01: The TIL itemization indicated the prepaid interest of $XXX, while the HUD indicated $XXX as prepaid finance charges.
736244699 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    5/XX/2007    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245371 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation   *** (CANCELLED) Missing Valuation:                                                                           2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 FL    1/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 01/XX/2011 - EV3                                                             COMMENT: 2021/XX/05: Appraisal not provided                                                                              EV2

                                                      *** (CANCELLED) Missing Valuation: - EV1                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
736245383 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 AZ    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2012 - EV3                                                                                                                                                                                                                                                                                                                                                            $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2020/XX/27: TIL itemization only disclosed settlement fee in the amount of $XXX and final HUD reflects $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245365 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    4/XX/2010    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245351 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245350 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    2/XX/2009    Refinance     Primary     XXX        $XXX
736245366 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IL    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: 04/XX/2010 - EV3                                                                                                                                                                                      for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245372 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    1/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245401 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 LA    12/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245388 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IN    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736244674 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MD    2/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2011 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                                                                                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245368 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736244701 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    VA    10/XX/2009   UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
736244688 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    11/XX/2009   Refinance     Primary     XXX        $XXX
736244687 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245355 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    8/XX/2009    Refinance     Primary     XXX        $XXX
736245381 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2012 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/17: Finance charges under disclosed by $XXX.which exceeds the $XXX tolerance for purchase transactions. Unable to determine the reason for the
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                                                            under disclosure due to missing the itemization of amount financed.  There is a Lender credit on  for $XXX which is un-itemized therefore excluded
736245380 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    12/XX/2011   Refinance     Primary     XXX        $XXX
736245369 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245384 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 LA    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245416 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
736245402 XXX       XXX    XXX       2                *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                              2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MD    3/XX/2014    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2
736244785 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2010 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IL    9/XX/2010    Refinance     Investment  XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2
736245460 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 TX    12/XX/2009   Purchase      Primary     XXX        $XXX
736245455 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245456 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AL    3/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245459 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OR    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245444 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    6/XX/2004    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736245445 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 VA    12/XX/2013   Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                   $XXX in the amount of $XXX.
                                                      Disclosure (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                  COMMENT: 2021/XX/01: Under disclosure due to Final TIL having incorrect escrow payment amount
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
736245446 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 KY    8/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245448 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 IA    5/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245449 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245454 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                               2           *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 TX    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section
                                                                                                                                                                                                                                                                         50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                                                         Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75352% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal
                                                                                                                                                                                                                                                                         Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.75352%.) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2
736245466 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245433 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) ILAPLD - Missing Certificate of Compliance/Exemption: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV1
736245434 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245436 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2013 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 WI    1/XX/2014    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245470 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2021/XX/31: TIL Itemization did not disclose a Tax Cert Fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245469 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               Application Date. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245467 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 PA    8/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/21: Unable to determine under disclosure due to missing Itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245479 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         whichever applies. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245480 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  File does not  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   C           C           Yes      Yes       Final HUD1 NC    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using full payment       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         (PITI) based on fully-indexed rate (for ARM loans), max balance (on NegAm loans), and assuming equal payments (for balloon loans) and taking into account payments on COMMENT: 2021/XX/12: Due to slight variance in payment stream- DSI loan any simultaneously-closed loans. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX%
                                                                                                                                                                                                                                                                         is in excess of allowable threshold of US Treasury XXX% + XXX%, or XXX% and Conventional Mortgage Rate XXX% + XXX%, or XXX%.  Non-Compliant Rate Spread Home Loan. -
                                                                                                                                                                                                                                                                         EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245464 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 WA    11/XX/2013   Refinance     Investment  XXX        $XXX
736245463 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance   B           B           Yes      Yes       HELOC      MD    10/XX/2015   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       with timing requirements due to missing Initial Loan Application Date.                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/07: Application is not in file.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan originated on or after June 1, 2008.
                                                                                                                                                                                                                                                                         Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland SB270 Prepayment Penalty Test 2009: Maryland SB270: Mortgage loan contains an impermissible prepayment penalty. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2015, prior to three (3) business days from transaction date of 10/XX/2015. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245462 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2009 used                                                                                                                                                                    B           B           No       No        HELOC      FL    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                 Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009. - EV2
736245481 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 AL    7/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/04: Unable to determine the under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of XXX% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245483 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used                                                                                                                                                                    B           B           No       Yes       Final HUD1 MI    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2
736245484 XXX       XXX    XXX       1                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 KY    6/XX/1991    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3

                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
736244707 XXX       XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    NJ    7/XX/2010    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2010 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245482 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245487 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MN    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/13: TIL itemization did not disclose $XXX of the $XXX settlement fee as prepaid finance charge
                                                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                                                                         Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                         Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245485 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    11/XX/2009   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245486 XXX       XXX    XXX       1                *** (OPEN) Missing Valuation: - EV3                                                       *** (OPEN) Missing Valuation:                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2021/XX/18: Appraisal not provided.
736245489 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
736245569 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 3%. - EV2                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    10/XX/2013   Purchase      Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3                                                                                                                                                                            *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based
                                                      *** (OPEN) FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                  on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2
736245570 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NM    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
736245572 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NC    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245571 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2020/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245437 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 CA    12/XX/2009   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245510 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2
736245497 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    7/XX/2010    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2
736245522 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2                                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 UT    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2013 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245521 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MI    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: 10/XX/2013 - EV3                                                                                                                                                                                      approved license status to conduct loan origination activities. - EV2
736245544 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 AZ    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         other than consumer. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245513 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing itemization of amount finance.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245500 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage   B           B           Yes      Yes       Final HUD1 VA    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/09: Final TIL does not reflect MI in payment
                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245516 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2013 - EV3                                                                                                                                                                                      proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245514 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012                                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    1/XX/2013    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245525 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MO    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2
736245503 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245520 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245518 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MO    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736245502 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245499 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
736245509 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MO    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245512 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MI    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                         Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245519 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 PA    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: 04/XX/2013 - EV3                                                                                                                                                                                      in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/10: Itemization did not disclose the flood cert fee of $XXX and tax service fee of $XXX as prepaid finance charges.
736245504 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NY    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736245501 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
736245517 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CT    6/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245543 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           No       Yes       Final HUD1 CA    8/XX/2012    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245490 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245508 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AZ    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 06/XX/2012 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245524 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    11/XX/2013   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245528 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 OK    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2
736245506 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 OH    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
736245495 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/18: Unable to determine under disclosure due to missing itemization of amount financed.
736245523 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and                                                                                                                                                                          B           B           No       Yes       Final HUD1 MN    9/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245515 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2                                                                  *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.                                                                    B           B           Yes      Yes       Final HUD1 NY    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2                                                                      COMMENT: 2021/XX/23: Page 3 of the HUD is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2                                             *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided. - EV2                                            COMMENT: 2021/XX/23: Page 3 of the HUD is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2                                             *** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2                                                                 COMMENT: 2021/XX/23: Page 3 of the HUD is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2                                                     *** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2                                                           *** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow
                                                                                                                                                                                                                                                                         payment due to missing information. - EV2                                                                                                                             *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Page 3 of the HUD is missing.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245507 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NY    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245526 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           No       Yes       Final HUD1 MS    12/XX/2013   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245505 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 SC    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 02/XX/2012 - EV3                                                                                                                                                                                      impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736245491 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008                                                                                                                                                                   B           B           No       Yes       Final HUD1 IL    1/XX/2009    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
736245492 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2009    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245511 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 VA    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736245498 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IN    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245496 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    6/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245494 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    CT    7/XX/2009    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245054 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 VA    10/XX/2012   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736244936 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 PA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736245574 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    IL    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245573 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2009    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245708 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      No        HELOC      NY    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                    Agreement

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
736245709 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
736245622 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 UT    12/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245623 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    1/XX/2014    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245621 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           No       Yes       Final HUD1 NH    10/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736245620 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    8/XX/2013    Purchase      Primary     XXX        $XXX
736245619 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    8/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245617 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013                                                                                                                                                                   B           B           No       Yes       Final HUD1 DC    7/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245616 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    7/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245661 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 FL    6/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245615 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 KY    6/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245614 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2013 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 DC    6/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245613 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245612 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245611 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 OH    1/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245610 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245607 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 MA    9/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245606 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           No       Yes       Final HUD1 SC    9/XX/2012    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2
736245609 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    8/XX/2012    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245605 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245604 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2012, GFE Date: 03/XX/2012 - EV2                                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    3/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245601 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 GA    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/25: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         12/XX/2011, prior to three (3) business days from transaction date of 12/XX/2011. - EV2
736245599 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 UT    10/XX/2011   Refinance     Primary     XXX        $XXX
736245597 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2011 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 WA    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
736245596 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 OH    9/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                                                                                                                                                                                                                         Closing Disclosure at the time of closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
736245595 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 TX    7/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245594 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2011 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NJ    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 07/XX/2011 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736245591 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010                                                                                                                                                                   B           B           No       Yes       Final HUD1 TN    1/XX/2011    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245593 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 RI    11/XX/2010   Purchase      Primary     XXX        $XXX
736245588 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MT    10/XX/2010   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245586 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    8/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     COMMENT: 2022/XX/24: Under disclosure is due to the lender's TIL reflecting MI being in force for 88 months, however based on the loan amount and appraised value
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 the MI would drop off after 89 months.
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245584 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 NC    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/24: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245585 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NC    5/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245589 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    11/XX/2010   Refinance     Investment  XXX        $XXX
736245603 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 VA    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/07: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736245608 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 TX    10/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245600 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    11/XX/2011   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245592 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 PA    1/XX/2011    Purchase      Investment  XXX        $XXX
736244675 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    3/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245598 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           No       Yes       Final HUD1 GA    11/XX/2011   Purchase      Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245602 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CO    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2021/XX/04: Under disclosure appears to be payment stream related, due to MI calculation.  The appraised value was not provided, which is causing an
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       incorrect number of months for MI.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               displayed on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245590 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2011    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245587 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    10/XX/2010   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736244706 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing
                                                                                                                                                                                                                                                                         Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245583 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
736244676 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 CA    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/05: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2
736245618 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IL    7/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2
736245730 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 06/XX/2010 - EV2                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NC    7/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and   COMMENT: 2019/XX/22: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       not been included in testing.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of XXX% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245722 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012                                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    4/XX/2012    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245435 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 FL    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009. - EV2
736245493 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245717 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    9/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245721 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NJ    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736245723 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245724 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 04/XX/2013 - EV2                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CT    6/XX/2013    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
736245725 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 SC    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736244670 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                  B           B           No       Yes       Final HUD1 MO    11/XX/2010   Purchase      Primary     XXX        $XXX
736245720 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    5/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/03: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245851 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    10/XX/2012   Purchase      Investment  XXX        $XXX
736245874 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 SC    3/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736245873 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 AK    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
736245869 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    12/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
736245868 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NY    8/XX/2011    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245870 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    12/XX/2013   Purchase      Investment  XXX        $XXX
736245876 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736245877 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 08/XX/2012 - EV3                                                                                                                                                                                      for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245885 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 LA    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2
736245886 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    11/XX/2011   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245884 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2                                                                                                                                              $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2
736245883 XXX       XXX    XXX       2                *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 WI    5/XX/2012    Purchase      Primary     XXX        $XXX
                                                      Documents) - EV3                                                                          COMMENT: 2018/XX/04: High Cost testing complete - Premium and terms documented in file
                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                      any applicable compliance testing. - EV2

                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2011. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                      *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate                                                                                                                                    EV2
                                                      Certification (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245887 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 PA    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736245889 XXX       XXX    XXX       2                *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      been inspected. - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                  applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower
                                                                                                                                                                                                                                                                         Bill of Rights disclosure not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
736245866 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MD    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  COMMENT: 2021/XX/21: Document is not signed.
                                                                                                                                                        EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2
736245858 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 VT    8/XX/2010    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245860 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2022/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245861 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         12/XX/2009, prior to three (3) business days from transaction date of 12/XX/2009. - EV2
736245891 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MS    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2009. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245897 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MA    8/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
736245902 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 WI    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 02/XX/2009 COMMENT: 2024/XX/17: TIL itemization did not disclose Courier/Messenger fee $XXX and Flood Certification $XXX as prepaid finance charge used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736245903 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    IL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736245922 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2
736245921 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -                                                                                                                                                                      B           B           No       Yes       Final HUD1 CA    2/XX/2011    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245920 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2   *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1     B           B           Yes      Yes       Final HUD1 MD    7/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2016/XX/14: Cure of $XXX provided on HUD for tolerance viiolation
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245923 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: 03/XX/2011 - EV3

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
736245925 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 MD    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245930 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245900 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 WA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245963 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                   D           D           Yes      No        Missing    TX    10/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         - EV3
                                                      *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or
                                                                                                                                                                                                                                                                         Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not
                                                                                                                                                                                                                                                                         receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section
                                                                                                                                                                                                                                                                         50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                                                         Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

                                                                                                                                                                                                                                                                         *** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                                                         Borrower did not receive Notice Concerning Extensions of Credit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2010 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245962 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable      D           D           Yes      Yes       HUD1, not  NY    1/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                              Federal, State or Local compliance testing.                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/01: Close at Home Loan.  Final HUD-1 not signed by borrower however, Acknowledgement of Receipt is in file signed by borrower.                                                              stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  COMMENT: 2019/XX/02: Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736245949 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    3/XX/2010    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245953 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 CA    11/XX/2009   Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary
                                                      Sheet 26-0286 (Government Documents) - EV3                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                      *** (CLEARED) VA Funding Fee Error (Borrower Paid): - EV1                                                                                                                                                          *** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                         11/XX/2009 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
736245956 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard       B           B           No       Yes       Final HUD1 FL    11/XX/2010   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2                                                                                                Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/15: Page 2 for the Notice of Special Flood Hazard Disclosure is missing in the file.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                                                                                                                                                                                                                                         Disclosure within a reasonable time prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736245970 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OR    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               any applicable compliance testing. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245965 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    2/XX/2014    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736245964 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    5/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower. - EV2
736245867 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    5/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
736245924 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3                                                                                                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736245985 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    5/XX/2009    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245989 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 FL    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
736245988 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      Disclosure (Government Documents) - EV3
736245997 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard       B           B           No       Yes       Final HUD1 FL    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2024/XX/15: Notice of Special Flood Hazards received at closing date

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                                                                                                                                                                                                                                         Disclosure within a reasonable time prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245998 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2
736246001 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         any applicable compliance testing. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736246002 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    10/XX/2009   Purchase      Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               closing disclosure of 10/XX/2009 used as disbursement date for compliance testing. - EV2
                                                      Disclosure (Government Documents) - EV3
736246003 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246004 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           No       No        Missing    VI    2/XX/1990    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1990 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                 01/XX/1990 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245734 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2006                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245741 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
736245742 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
736245758 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245763 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    3/XX/2005    Refinance     UTD         XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan
                                                                                                                                                                                                                                                                         Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245765 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   D           D           Yes      Yes       Estimated  TN    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing. - EV3                                                                                                                                             $XXX in the amount of $XXX.                                                                                                                                                                                  HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
736245768 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MS    8/XX/1998    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
736245786 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MO    8/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245790 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IN    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245791 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 OH    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2025/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245810 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
736245811 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
736245814 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 IL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245818 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MS    8/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245827 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               closing disclosure of 08/XX/2009 used as disbursement date for compliance testing. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246028 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 LA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          COMMENT: 2025/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX%
                                                                                                                                                                                                                                                                         tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
736246029 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           No       Yes       Final HUD1 NV    8/XX/2006    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246058 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    IL    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246059 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    PA    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246180 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
736246025 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                             2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246202 XXX       XXX    XXX       2                *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to    *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the      B           B           Yes      Yes       Final HUD1 IL    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                      the most recent FEMA disaster. - EV3                                                      disaster.                                                                                                                                                                                                                                                                                      borrower.
                                                                                                                                                COMMENT: 2018/XX/09: Subject is located in a FEMA declared Disaster Area and no property inspection has been             *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          COMMENT: 2018/XX/09: There is no CHARM booklet found in the loan file.
                                                                                                                                                completed on the subject since end date of said last FEMA Declared Disaster.                                             borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2018/XX/09: TIL itemization did not disclose an email fee of $XXX wire fee of $XXX and escrow fee of $XXX as prepaid finance charge.

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736245743 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 *** (OPEN) Note Error: Note grace period days less than minimum per state                                                                                         B           B           Yes      Yes       Final HUD1 TN    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2          COMMENT: 2018/XX/11: Grace period not allowed per state (TN) - min grace period for TN is 10 -  note states 5
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736245746 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.51605% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount.
                                                                                                                                                                                                                                                                         FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .51605%). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
736246152 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local       D           D           Yes      Yes       Illegible  IL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing. - EV3                                                                                                                                             compliance testing.                                                                                                                                                                                          HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/23: HUD is cutoff at line 1201 so cannot confirm all fees were captured.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
736245762 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 PA    4/XX/2005    Purchase      Primary     XXX        $XXX
736245782 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NH    1/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         rescission form was used. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245785 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008                                                                                                                                                                   B           B           No       Yes       Final HUD1 CT    6/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245823 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                      B           B           No       Yes       Final HUD1 NY    9/XX/2006    Purchase      Primary     XXX        $XXX
736245795 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CT    4/XX/2007    Refinance     Investment  XXX        $XXX
736245757 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 VA    2/XX/2005    Purchase      Primary     XXX        $XXX
736246067 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    4/XX/2006    Purchase      Primary     XXX        $XXX
736245773 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    6/XX/1999    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245752 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 AL    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/10: Final TIL reflects Mi dropping off after 71 months, however calculated reflects the MI dropping off after 142 months
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245825 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245764 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245776 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    6/XX/2004    Refinance     Primary     XXX        $XXX
736246229 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IN    8/XX/2005    Refinance     Primary     XXX        $XXX
736246040 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       HELOC      OH    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                                                                                                                                                                                                                                    Agreement

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
736245751 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    7/XX/2000    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      following clauses: - EV2                                                                                                                                                                                           applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan
                                                                                                                                                                                                                                                                         Act registrants) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2000, prior to three (3) business days from transaction date of 07/XX/2000. - EV2
736245803 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MD    2/XX/2008    Refinance     Primary     XXX        $XXX
736245828 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 VA    6/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2
736245784 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245735 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 OH    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/06: Client approved use of alternative documents for application date including Lender Application letter to borrower and Good Faith Estimate.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by XXX%. APR of XXX%
                                                                                                                                                                                                                                                                         exceeds a threshold of XXX% based on the US Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High Cost Loan. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) (State High Cost) Ohio Covered Loan (Calculated APR/Rate): Ohio Anti-Predatory Lending Act: APR Threshold is exceeded by XXX%. APR of XXX% exceeds a threshold of XXX% based on the US Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High Cost Loan. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if lender performed analysis of borrower's ability to repay. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
736246178 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2011 - EV2                                                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IL    9/XX/2011    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. -
                                                                                                                                                                                                                                                                         EV1
736246213 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2
736245747 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245749 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or      *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay       D           D           Yes      No        Missing    AL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3                                                                                                                         Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/31: PPP Expired.  Prepayment penalty prohibited by state (AL) law.  In all  consumer credit transactions the inclusion of a prepayment penalty
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 is not permissible under the Alabama Consumer Credit Act.   Note requires 3-2-1% for first 3 years.  Lender is XXX.

                                                                                                                                                                                                                                                                         *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245771 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.                     B           B           Yes      Yes       Final HUD1 KS    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/20: PPP Expired. Prepayment charge not allowed per state Kansas - max prepayment term is 6 months - note states 36 months Lender is XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date   COMMENT: 2019/XX/19: File contains only post closing documentation.
                                                                                                                                                                                                                                                                         for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
736245802 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MS    10/XX/2008   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736245856 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 MO    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736245865 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 SC    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245801 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008                                                                                                                                                                   B           B           No       Yes       Final HUD1 VA    6/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245817 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    CA    5/XX/2008    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245736 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MA    5/XX/1998    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/06: TIL Itemization did not disclose a Settlement/Closing Fee of $XXX and a Courier Fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245809 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    11/XX/2000   Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245770 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 TX    11/XX/2000   Refinance     Primary     XXX        $XXX
                                                      Report Date: 11/XX/2000 - EV3                                                                                                                                                                                      proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245797 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           No       No        Missing    PA    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245756 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    10/XX/2001   Purchase      Primary     XXX        $XXX
736245748 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NC    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. -
                                                                                                                                                                                                                                                                         EV2
736245787 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245800 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MA    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
736245815 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    12/XX/2001   Refinance     Primary     XXX        $XXX
736245775 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246274 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NC    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246236 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 MN    11/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  COMMENT: 2021/XX/14: Underdisclosure is payment stream related.  Index value not located in file but it appears lender used a lower value than available in our lookback period.  In addition, TIL shows MI in effect for 24 when actual is 36 months.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246273 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245819 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    FL    7/XX/2003    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245808 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    8/XX/2003    Refinance     Second Home XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245750 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245755 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245772 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 FL    12/XX/2003   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2021/XX/13: TIL Itemization did not disclose $XXX Title Processing Fee as a prepaid finance charge in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245761 XXX       XXX    XXX       2                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1075/466 used for incorrect                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      Subject property type.: Valuation Type: Drive By / Valuation Report Date: 09/XX/2004 -                                                                                                                             to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                      EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
736245820 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the                                                                                                                                                                        B           B           No       Yes       Final HUD1 SC    7/XX/2005    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
736245793 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 AK    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245783 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
736245816 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245824 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245794 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MD    7/XX/2007    Refinance     Primary     XXX        $XXX
736245792 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
736245759 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    8/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245826 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245822 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
736245799 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245766 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VA    3/XX/2006    Refinance     Primary     XXX        $XXX
736245769 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245804 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245780 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006                                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    5/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245778 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 AZ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245777 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/26: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.
736245781 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NE    11/XX/2006   Purchase      Primary     XXX        $XXX
736245821 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245760 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736245744 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245813 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 MA    12/XX/2003   Purchase      Primary     XXX        $XXX
736245788 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/30: TIL reflects MI dropping off after 28 months. Calculated TIL reflects MI dropping off after 29 months.
736246106 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 PA    6/XX/2008    Refinance     Primary     XXX        $XXX
736245774 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 VT    12/XX/2007   Refinance     Primary     XXX        $XXX
736246177 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or      *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                           D           D           Yes      No        Missing    NC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3                                                                                                                         COMMENT: 2020/XX/02: Images only contain the Security Instrument.  No other compliance documents provided.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
736245737 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MI    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                         Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
736245812 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245807 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
736245796 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                             2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard       B           B           Yes      Yes       Final HUD1 FL    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         any applicable compliance testing. - EV2                                                                                                                              Disclosure within a reasonable time prior to closing.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                                                       COMMENT: 2019/XX/19: Flood Notice provided 5/XX/09.
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     Disclosure within a reasonable time prior to closing. - EV2
736245779 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    3/XX/2007    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736245798 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
736245805 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    4/XX/2007    Purchase      Primary     XXX        $XXX
736245904 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 NY    10/XX/2009   Purchase      Primary     XXX        $XXX
736245857 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    10/XX/2010   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
736245789 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used  *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                              B           B           Yes      Yes       Final HUD1 MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2                                                                                                                    COMMENT: 2017/XX/13: Late Charge Grace Period not allowed per state (MD) - Minimum first lien Grace period for MD is 15 days.  Late Charge Rider to Note states
                                                                                                                                                                                                                                                                                                                                                                                                                                               10 days.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
736245806 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2007    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
736246179 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                      *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736245767 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    4/XX/2005    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736246237 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    3/XX/2013    Refinance     Primary     XXX        $XXX
736246218 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736246257 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be                                                                                                                                                                           B           B           No       Yes       Final HUD1 NJ    8/XX/2010    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
736246056 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3
736246055 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 NJ    1/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/21: TIL Itemization did not disclose Origination Fee of $XXX as a Prepaid Finance Charge.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246108 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246107 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    5/XX/2007    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246053 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MS    1/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246109 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MI    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                         Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
736246255 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/12: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  originator for compliance testing.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                  COMMENT: 2024/XX/12: TIL itemization did not disclose  Subordination  recording fee of $XXX as prepaid finance charge.
736246146 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    10/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                         Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736246057 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CT    7/XX/2009    Refinance     Primary     XXX        $XXX
736246267 XXX       XXX    XXX       2                *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I -                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                      applicable flood zone related testing cannot be performed. - EV2

                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                  *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
736246110 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           No       Yes       Final HUD1 NY    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
736246238 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   originator for compliance testing
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246226 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246184 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246209 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable *** (OPEN) Alternate source used for application date                                                                                                             D           D           No       Yes       HUD1, not  CA    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                     COMMENT: 2024/XX/05: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the                                                 signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               originator for compliance testing.                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: Under-disclosure due to lender utilizing an index value of 1.212% per approval, however the lowest index value available in the lookback
                                                                                                                                                                                                                                                                         *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to       period is 1.27667%.
                                                                                                                                                                                                                                                                         prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246068 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    4/XX/2003    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2003, prior to three (3) business days from transaction date of 4/XX/2003 12:00:00 AM. - EV2
736246134 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2004    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         05/XX/2004, prior to three (3) business days from transaction date of 5/XX/2004 12:00:00 AM. - EV2
736246135 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is overdisclosed from calculated APR of XXX%   B           B           Yes      Yes       Final HUD1 VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               outside of XXX% tolerance.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         COMMENT: 2024/XX/10: The payment cited on the note does not correspond to the loan amount, interest rate, interest collection method and term of the loan.
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,         $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         whichever applies. - EV2                                                                                                                                              COMMENT: 2024/XX/10: The payment cited on the note does not correspond to the loan amount, interest rate, interest collection method and term of the loan.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XXX%: Truth In Lending Act:  Final TIL APR of XXX% is overdisclosed from calculated APR of XXX% outside of XXX% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 12:00:00 AM. - EV2
736246154 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 GA    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 COMMENT: 2024/XX/05: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2009, prior to three (3) business days from transaction date of 4/XX/2009 12:00:00 AM. - EV2
736246069 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    7/XX/2002    Refinance     UTD         XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2002, prior to three (3) business days from transaction date of 7/XX/2002 12:00:00 AM. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246116 XXX       XXX    XXX       3                *** (OPEN) Flood Insurance Error: Insurance premium was not provided. - EV3                                                                                                                            3           *** (OPEN) Escrow Option Clause is required and was not provided. Property is located in a flood zone and is not impounded for flood insurance. - EV3                                                                                                                                                                                   C           C           Yes      Yes       Final HUD1 IL    2/XX/2003    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3                                                                                                                                             *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         02/XX/2003, prior to three (3) business days from transaction date of 2/XX/2003 12:00:00 AM. - EV2
736246089 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  originator for compliance testing.
736246005 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.78100% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
736246220 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2006, prior to three (3) business days from transaction date of 4/XX/2006 12:00:00 AM. - EV2
736246111 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2                                                                                                                           $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: Approval indicates the Index used was 4.94%. The closest Index available in the look-back period is 4.9%.
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736246156 XXX       XXX    XXX       2                *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I -                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 FL    5/XX/2004    Purchase      UTD         XXX        $XXX
                                                      EV3                                                                                                                                                                                                                                                                                                                                                                                      $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 COMMENT: 2024/XX/05: TIL itemization only disclosed a lump sum of $XXX. Unable to determine itemized breakdown.
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              applicable flood zone related testing cannot be performed. - EV2

                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of XXX% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246243 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/10: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2024/XX/06: Per approval the Index used by Lender was 3.66%. The closest Index available in our look-back period is 3.79%.
736246208 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2024/XX/06: Under-disclosure due to lender utilizing an index value of 1.94% per approval, however the lowest index value available in the lookback
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 period is 2%.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736246157 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable *** (OPEN) Alternate source used for application date                                                                                                             D           D           Yes      Yes       HUD1, not  CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                     COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the                                                 signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2024/XX/06: Approval indicates the Index used was 2.19%. The closest Index available in the look-back period is 2.28%. Unable to determine the fees related to the fee portion of the under disclosure due to a missing itemization of the prepaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246036 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2024/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         08/XX/2004, prior to three (3) business days from transaction date of 8/XX/2004 12:00:00 AM. - EV2
736246227 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/06: Approval indicates the Index used was 2.39%. The closest Index available in the look-back period is 2.52%.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                EV2
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736246163 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final originator for compliance testing.
                                                                                                                                                                                                                                                                         closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246186 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                           EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246159 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Alternate source used for application date - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2024/XX/06: Under-disclosure due to lender utilizing an index value of 3.94% per approval, however the lowest index value available in the lookback period is 4.11%
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         09/XX/2006, prior to three (3) business days from transaction date of 9/XX/2006 12:00:00 AM. - EV2
736246094 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final originator for compliance testing closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2
736246239 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                              COMMENT: 2024/XX/06: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX however, Final HUD reflects $XXX in prepaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
736246015 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/06: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX  however, Final HUD reflects $XXX  in prepaid finance
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 charges.
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
736246091 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246063 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  originator for compliance testing.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246009 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2024/XX/06: Under-disclosure due to lender utilizing an index value of % per approval, however the lowest index value available in the lookback period is 1.5633%.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246006 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Alternate source used for application date - EV2                                                                                                           originator for compliance testing.
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246211 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      originator for compliance testing.
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246241 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 IL    2/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2
736246136 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MD    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                used as disbursement date for compliance testing. - EV2
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2006, prior to three (3) business days from transaction date of 3/XX/2006 12:00:00 AM. - EV2
736246071 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  WA    6/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                  signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2001, prior to three (3) business days from transaction date of 6/XX/2001 12:00:00 AM. - EV2
736246266 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 AL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         COMMENT: 2024/XX/06: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2007, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2
736246115 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Escrow Option Clause not provided - EV3                                                                                                                                   2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 PA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                                                        originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005 12:00:00 AM. - EV2
736246201 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 GA    2/XX/2002    Purchase      Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                                                                                                                                                                                                     $XXX in the amount of $XXX.
                                                      Disclosure (Government Documents) - EV3                                                                                                                                                                            *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2024/XX/06: Payment stream on Final TIL reflects termination of MI after 16 payments.  Calculated MI duration is 131 payments.

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246203 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 MD    3/XX/2007    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246130 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
736246258 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.             B           B           Yes      Yes       Final HUD1 GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             confirm when borrower received the TIL.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736246265 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246034 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246259 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2
736246088 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                              COMMENT: 2024/XX/06: Under-disclosure due to lender utilizing an index value of 3% per approval, however the lowest index value available in the lookback period is 3.1417%.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246219 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2                                                                                                           originator for compliance testing.

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246128 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
736246260 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    3/XX/2003    Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      following clauses: - EV2                                                                                                                                                                                           applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003 used as disbursement date for compliance testing. - EV2
736246129 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 FL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2                                                                                                           originator for compliance testing.
736246060 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           No       Yes       Final HUD1 CA    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/07: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2                    COMMENT: 2024/XX/06: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX  however, Final HUD reflects $XXX  in prepaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246269 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    3/XX/2008    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      following clauses: - EV2                                                                                                                                                                                           applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2008, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM. - EV2
736246268 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    2/XX/2009    Refinance     UTD         XXX        $XXX

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009
                                                      following clauses: - EV2                                                                                                                                                                                           used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246070 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel D           D           Yes      Yes       HUD1, not  VA    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                     occurs prior to expected date(s).                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: Notary date on the Security Instrument is 4/XX/2002. Rescission expiration is 4/XX/2002 with the eligible disbursement date being 4/XX/2002.                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2002, prior to three (3) business days from transaction date of 4/XX/2002 12:00:00 AM. - EV2
736246039 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - COMMENT: 2024/XX/06: Under disclosure is due to the lender utilizing an index value of 2.28% per the Approval, however the lowest index value available in the
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   lookback period is 2.39%.

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2005, prior to three (3) business days from transaction date of 4/XX/2005 12:00:00 AM. - EV2
736246113 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final originator for compliance testing.
                                                                                                                                                                                                                                                                         closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2024/XX/06: Under disclosure appears to be payment stream  related due to difference in the final Til payment stream vs actual  til payment stream.
736246228 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                              COMMENT: 2024/XX/06: Unable to determine under disclosure due to Itemization of Amount Financed only reflects a lump sum.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246061 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         within three (3) days of application. - EV2                                                                                                                           COMMENT: 2024/XX/06: Approval indicate the Index used was 3.79%. The closest Index available in our look-back period is 3.94%.

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246013 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Purchase      Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2
736246231 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/08: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel     $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2                                                                                                                               COMMENT: 2024/XX/09: Closing instructions indicate the Index used was 4.11%. The closest Index available in our look-back period is 4.34%.
736246090 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/08: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                              COMMENT: 2024/XX/09: Approval indicate the Index used was 3.24%. The closest Index available in our look-back period is 3.36%.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246240 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
736246242 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/10: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
736246221 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006 12:00:00 AM. - EV2
736246164 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/08: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2
736246161 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 CA    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736246095 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246158 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2
736246225 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
736246035 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           No       Yes       Final HUD1 NV    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                              COMMENT: 2024/XX/09: Approval indicates the Index used was 1.212%. The closest Index available in the look-back period is 1.27667%.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246014 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final originator for compliance testing.
                                                                                                                                                                                                                                                                         closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246131 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2
736246132 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   D           D           Yes      Yes       Estimated  CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing. - EV3                                                                                                                                             $XXX in the amount of $XXX.                                                                                                                                                                                  HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/09: Under disclosure is due to the lender utilizing an index value of 2.97% per the Approval, however the lowest index value available in the
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 lookback period is 3.06%.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736246008 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 FL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         COMMENT: 2024/XX/09: Approval indicate the index used was 2.700%. The Closest index available in our look-back period is 2.78%
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246207 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           No       Yes       Final HUD1 CA    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Alternate source used for application date - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2                    COMMENT: 2024/XX/09: Under disclosure is due to the lender utilizing an index value of 1.277% per the loan approval, however the lowest index value available in the lookback period is 1.355%.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246206 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX however, Final HUD reflects $XXX in prepaid finance
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             charges.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246222 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                              COMMENT: 2024/XX/09: TIL itemization only disclosed a lump sum of $XXX. Unable to determine itemized breakdown.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246187 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    COMMENT: 2024/XX/09: Under disclosure is due to the lender utilizing an index value of 3.46% per the loan approval, however the lowest index value in the
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - lookback period is 3.56%.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                EV2
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246205 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246064 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           No       Yes       HELOC      FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                                                                                                                                                                                                                                   Agreement
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
736246212 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: Approval indicates the Index used was 3.66%. The closest Index available in the look-back period is 3.79%.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246007 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  CA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                  signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                applicable flood zone related testing cannot be performed. - EV2 following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246112 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   originator for compliance testing.
                                                                                                                                                                                                                                                                         after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2024/XX/09: Under disclosure appears to be payment stream  related due to difference in the final Til payment stream vs actual   Til payment stream
736246230 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      originator for compliance testing
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: Closing instructions indicate the Index used was 4.11%. The closest Index available in our look-back period is 4.34%.
                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736246038 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Alternate source used for application date - EV2                                                                                                           originator for compliance testing.
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246223 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not  originator for compliance testing.
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246224 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         prepay will not exceed maximum permitted by applicable law. - EV2
736246097 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed. Appears to be fee related
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246037 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable *** (OPEN) Alternate source used for application date                                                                                                             D           D           Yes      Yes       HUD1, not  CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing. - EV3                                                                                                                     COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the                                                 signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               originator for compliance testing.                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   COMMENT: 2024/XX/09: Approval indicate the index used was 2.390%. The Closest index available in our look-back period is 2.52%

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246062 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - originator for compliance testing.
                                                      following clauses: - EV2                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2024/XX/09: Under disclosure is due to the lender utilizing an index value of 4.65% per the loan approval, however the lowest index value in the lookback period is 4.69%.
736246185 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Escrow Option Clause not provided - EV3                                                                                                                                   2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              EV2

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower
                                                      following clauses: - EV2                                                                                                                                                                                           within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736246160 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Only Period Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest-
                                                                                                                                                                                                                                                                         only period on the Final TIL does not match the earliest date after the expiration of the interest-only period. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                       Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                         occurs prior to expected date(s). - EV2
736246092 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           Yes      No        Missing    CA    4/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246188 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           Yes      No        Missing    CA    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246114 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           Yes      No        Missing    CA    9/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246133 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           No       No        Missing    CA    12/XX/2005   Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246210 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           Yes      No        Missing    CA    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246011 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246010 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
736246261 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2024/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed.

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246118 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The         *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 MN    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2                                                                                                      COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                    originator for compliance testing.
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                      following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) Alternate source used for application date - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM. - EV2
736246072 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any                                                                                                                                                                           D           D           Yes      Yes       Title Co.  CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                       Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Statement
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
736246117 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Escrow Option Clause not provided - EV3                                                                                                                                   3           *** (OPEN) Escrow Option Clause is required and was not provided. Property is located in a flood zone and is not impounded for flood insurance. - EV3                 *** (OPEN) Alternate source used for application date                                                                                                             C           C           Yes      Yes       Final HUD1 FL    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/10: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Alternate source used for application date - EV2                                                                                                           originator for compliance testing.

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                      following clauses: - EV2                                                                                                                                                                                           borrower. - EV2                                                                                                                                                       Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard
                                                                                                                                                                                                                                                                         Disclosure within a reasonable time prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2008, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM. - EV2
736246271 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated to confirm timing                                                                                                                   2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 PA    1/XX/2010    Purchase      Primary     XXX        $XXX
                                                      requirements have been met.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                 closing disclosure of 01/XX/2010 used as disbursement date for compliance testing. - EV2                                                                              $XXX in the amount of $XXX.
                                                      (Government Documents) - EV3                                                                                                                                                                                                                                                                                                                                                             COMMENT: 2024/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246155 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    10/XX/2007   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 12:00:00 AM. - EV2
736246096 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alternate source used for application date - EV2                                                                                                           *** (OPEN) Alternate source used for application date                                                                                                             B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/09: At the direction of the client, due to missing the initial application SITUSAMC used an application date systematically produced by the
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final originator for compliance testing.
                                                                                                                                                                                                                                                                         closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
736246270 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NH    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the
                                                                                                                                                                                                                                                                         Note or Note Addendum. - EV2
736246087 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 PA    4/XX/2005    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
736246086 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                    B           B           No       Yes       Final HUD1 PA    7/XX/2007    Construction  Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246030 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                    *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                      B           B           Yes      Yes       Final HUD1 NY    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/22: Late charge not allowed per state of (NY) - max late charge for NY is 2% - note states 5%.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246031 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 PA    5/XX/2012    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2
736246065 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    3/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
736246066 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1995 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                      B           B           No       Yes       Final HUD1 NY    11/XX/1995   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1995. - EV2          COMMENT: 2019/XX/20: NY max late charge is 2%

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
736246012 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    7/XX/2002    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 07/XX/2002
                                                                                                                                                                                                                                                                         - EV2
736246093 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    3/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246193 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3             *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    CT    3/XX/2003    UTD           UTD         XXX        $XXX
                                                                                                                                                COMMENT: 2019/XX/21: File does not contain either Preliminary or Final Title.                                            Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders,
                                                                                                                                                                                                                                                                         Correspondent Lenders, Brokers and Loan Originators Act. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246181 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246190 XXX       XXX    XXX       2                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect                                                                                                                    2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 IL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2004 -                                                                                                                            Affiliated Business Arrangement Disclosure. - EV2
                                                      EV2
736246041 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3             *** (OPEN) Final Title Policy is missing. No evidence of title in file.                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    NC    10/XX/2001   UTD           Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2019/XX/18: File does not contain either Preliminary or Final Title                                             Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246244 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NC    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
736246192 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
736246191 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    10/XX/2012   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not
                                                                                                                                                                                                                                                                         delivered to the borrower at least seven (7) business days prior to note date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246084 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OK    2/XX/2007    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CANCELLED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
736246085 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    3/XX/2004    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
736246032 XXX       XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                  D           D           Yes      No        Missing    NY    7/XX/2011    Purchase      UTD         XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2011 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246279 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   not provided to borrower. - EV2

                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
736246278 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 PA    8/XX/2002    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-
                                                                                                                                                                                                                                                                         chartered bank or bank and trust company. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002. - EV2
736246277 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246033 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 HI    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                                                     COMMENT: 2021/XX/16: WF Amortized Points workaround
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246016 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           Yes      No        Missing    CA    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2010.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed
                                                                                                                                                                                                                                                                         GFE. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245859 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   D           D           Yes      Yes       Estimated  GA    6/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing. - EV3                                                                                                                                             $XXX in the amount of $XXX.                                                                                                                                                                                  HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/04: Unable to determine under disclosure due to missing amortization schedule.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of XXX% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736245863 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 IL    5/XX/2013    Refinance     Investment  XXX        $XXX
                                                      Report Date: 05/XX/2013 - EV3
736245950 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IN    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/30: TIL itemization did not disclose 2 Recording Service fees for $XXX and disclosed a Courier Fee for $XXX whereas the Final HUD reflects $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           as prepaid finance charge.
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245862 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246235 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 SC    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736246200 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    6/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245952 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 AL    10/XX/2012   Refinance     Investment  XXX        $XXX
736245864 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OR    2/XX/2013    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736245855 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
736246145 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Report Date: <empty> - EV3                                                                                                                                                                                         Faith Estimate was provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS
                                                                                                                                                                                                                                                                         licensed or registered at time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736246204 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    11/XX/2009   Purchase      Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               Transaction Date used to determine rate used for testing. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2
736246162 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    4/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 04/XX/2012 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736246153 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    6/XX/2004    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246264 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    1/XX/2006    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Permanent
736244835 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
736246486 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 AL    7/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                     $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/24: TIL itemization did not disclose Attorney's fee of $XXX Flood certification fee of $XXX Service charges of $XXX Tax Services fee of $XXX
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final Tile courier fees of $XXX and $XXX as prepaid finance charges. TIL Itemization included Document preparation fee of $XXX as a prepaid finance charge that was not
                                                                                                                                                                                                                                                                         closing disclosure of 08/XX/1999 used as disbursement date for compliance testing. - EV2                                                                              included by Audit.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
736246487 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    GA    7/XX/2007    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246490 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 FL    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2025/XX/24: Under Disclosed due to Lender disclosed MI at a different rate than specified on MI certificate.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736246492 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246494 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   D           D           Yes      Yes       HUD1, not  AZ    2/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.                                                                                                                                                                                  signed or
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or COMMENT: 2025/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.                                                                                                     stamped
                                                      following clauses: - EV2                                                                                                                                                                                           Local compliance testing. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         02/XX/2001, prior to three (3) business days from transaction date of 02/XX/2001. - EV2
736246325 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    3/XX/2008    Refinance     Primary     XXX        $XXX
736246329 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 FL    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736246330 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 GA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736246362 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000                                                                                                                                                                    B           B           No       Yes       Final HUD1 MA    9/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246328 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    8/XX/2007    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736246324 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246355 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 IN    2/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246356 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 FL    3/XX/2007    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246357 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MO    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                  following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
736246358 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/25: TIL itemization did not disclose Prepaid Interest fee of $XXX, Tax Service Fee (Life of Loan) fee of $XXX,  and Warehousing Fee $XXX as
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the          prepaid finance charge
                                                                                                                                                                                                                                                                         borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246359 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. HELOC Initial Draw Date of 03/XX/2005 used as                                                                                                                                                                    B           B           No       Yes       HELOC      VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                    Agreement
736246361 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 WA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246366 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 IL    12/XX/1990   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
736246367 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246370 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    6/XX/2006    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.40000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246398 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 DE    9/XX/1999    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 COMMENT: 2025/XX/25: Under disclosure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is
                                                                                                                                                                                                                                                                                                                                                                                                                                               5.19%.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/1999 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736246399 XXX       XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    10/XX/2006   Purchase      Primary     XXX        $XXX
736246402 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IL    7/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246417 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    4/XX/2004    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                         Rights disclosure not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246418 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 OH    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/02: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  not been included in testing.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736246420 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 AZ    6/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2019/XX/08: Unable to resolve source of under disclosure due to missing itemization of amount financed.  $XXX of the under disclosure is a payment stream calculation difference.
736246419 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 NY    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed. Payment stream variance due to Low Down Payment Mortgage
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 Rider.
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246440 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           No       No        Missing    DE    4/XX/2005    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736246479 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NV    7/XX/2008    Refinance     Investment  XXX        $XXX
736246456 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IN    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246483 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The                                                                                                                                                                           B           B           No       Yes       Final HUD1 SC    4/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         applicable flood zone related testing cannot be performed. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246472 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246463 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 PA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: TIL appears to be final but not signed nor initialed by borrowe
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2           COMMENT: 2023/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                      EV2
736246462 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    8/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246482 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             cannot confirm that borrower received.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
736246467 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2           COMMENT: 2023/XX/27: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246427 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/27: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          COMMENT: 2023/XX/27: Lump sum Lender  Seller closing cost credit of $XXX is reflected on HUD, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: L in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
736246426 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246466 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: TIL itemization did not disclose a loan discount fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246464 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 AZ    9/XX/2005    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246470 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.             B           B           Yes      Yes       Final HUD1 VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/28: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             not dated by borrower so cannot confirm when borrower received the TIL.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736246465 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    2/XX/1998    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1998 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         02/XX/1998, prior to three (3) business days from transaction date of 02/XX/1998. - EV2
736246471 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246459 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 WA    6/XX/2007    Refinance     Primary     XXX        $XXX
736246481 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    B           B           Yes      Yes       Final HUD1 CA    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2
736246458 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 UT    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246457 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005                                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date:
                                                      02/XX/2005 - EV2
736246460 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246455 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    8/XX/2005    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2
736246453 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
736246452 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
736245911 XXX       XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    10/XX/2006   Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent
                                                                                                                                                                                                                                                                         Lenders, Brokers and Loan Originators Act. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006 12:00:00 AM. - EV2
736246425 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CT    11/XX/1997   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Unable to determine under disclosure due to missing amortization schedule.
                                                                                                                                                                                                                                                                         *** (OPEN) Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: A prepayment penalty is not permissible on graduated payment loans.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1997 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246450 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) HUD Error: First change date on page 3 of the  final HUD was not provided. - EV2                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CT    6/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2023/XX/27: Unable to verify Finance Charge under disclosure due to missing TIL itemization.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                         Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
736246449 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MA    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 08/XX/2001 used as disbursement date for compliance testing. - EV2                                                                              $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736245912 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard           *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard       B           B           No       Yes       Final HUD1 RI    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Disclosure within a reasonable time prior to closing. - EV2                                                                                                           Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2023/XX/27: Document provided 10/XX/2004.
736246448 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2
736246422 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2012 - EV2                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CT    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                       COMMENT: 2023/XX/23: Unable to determine under disclosure due to missing itemization of amount financed.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error: First change date on page 3 of the  final HUD was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent
                                                                                                                                                                                                                                                                         Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         05/XX/2012, prior to three (3) business days from transaction date of 5/XX/2012 12:00:00 AM. - EV2
736246443 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/14: Under disclosure is due to the lender utilizing an index value of 2.390% per the (Approval), however the lowest index value available in the
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  lookback period is 2.520%.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246446 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
736246480 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 CA    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                         did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
736246445 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   D           D           Yes      Yes       HUD1, not  NY    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing. - EV3                                                                                                                              $XXX in the amount of $XXX.                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/18: TIL itemization did not disclose a fee collected purpose not disclosed fee of $XXX and a Misc Closing agent Non APR fee of $XXX as prepaid                                              stamped
                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable  finance charges.
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246444 XXX       XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3                                                                                                                                2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736246485 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                                                                        D           D           Yes      No        Missing    CA    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245906 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. -                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
736246488 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                   D           D           Yes      No        Missing    NH    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         - EV3                                                                                                                                                                 COMMENT: 2016/XX/29: Missing documentation to determine the purpose of the refinance therefore compliance review defaulted to cash out refinance.

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial TIL not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information. - EV2
736246495 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or                                                                                                                                                                        D           D           No       No        Missing    FL    10/XX/2002   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Title: Evidence of title is missing - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
736246493 XXX       XXX    XXX       2                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    12/XX/2006   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246489 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
736246491 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    5/XX/2007    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                             Permanent
736246401 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 DE    1/XX/2008    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
736246327 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736246331 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Maryland Mortgage Lending Regulations (Arbitration Disclosure Missing): Maryland Mortgage Lending Regulations:  Mandatory Arbitration Disclosure not       *** (OPEN) Note Error: Note grace period days less than minimum per state                                                                                         B           B           Yes      Yes       Final HUD1 MD    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provided to borrower. - EV2                                                                                                                                           COMMENT: 2017/XX/02: Late charge not allowed per state (MD) - max late charge for MD is 5% within 15 days - note states 5% within 10 days.

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/XX/2008. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008. - EV2
736246333 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    5/XX/1999    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1998. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1998.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
736246335 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    2/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736246336 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                             2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    1/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         any applicable compliance testing. - EV2
736246337 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within                                                                                                                                                                      B           B           No       Yes       Final HUD1 AZ    12/XX/2009   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         three (3) business days of the creditor application date. - EV2
736246338 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OR    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
736246339 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    12/XX/2002   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246403 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TX    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2                                                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/13: TIL itemization accounted for the MIP refund in the prapaid finance charges.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
736246342 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Note Error: Note grace period days less than minimum per state                                                                                         B           B           No       Yes       Final HUD1 GA    7/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/18: Grace period of 5 days does not meet the 10 days allowed for the state of Georgia.
                                                                                                                                                                                                                                                                         *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 COMMENT: 2017/XX/18: Late charge fee of 10% exceeds the max allowed of 5% for the state of Georgia.
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
736246341 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 DC    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736246404 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    12/XX/2006   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246340 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    12/XX/2005   Purchase      Investment  XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Initial TIL not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
736246344 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 DE    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/15: Unable to determine under disclosure due to missing itemization of amount due to fees financed.
736246345 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 MN    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
736246346 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used  *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable    B           B           Yes      Yes       Final HUD1 KS    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                           as disbursement date for compliance testing. - EV2                                                                                                                    time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/14: The only FACTA available with origination date was this one,
                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
736246349 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                                                                       B           B           No       Yes       Final HUD1 FL    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2
736246350 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
736246351 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    4/XX/2005    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736246352 XXX       XXX    XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                       2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NJ    9/XX/2006    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246353 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
736246405 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 WV    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246354 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                                           B           B           Yes      Yes       Final HUD1 NC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/23: Loan file does not contain any origination documentation.
                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or
                                                                                                                                                                                                                                                                         Local compliance testing is unreliable. - EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                         Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
736246332 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX
736246334 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    8/XX/2003    Refinance     Primary     XXX        $XXX
736246343 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    2/XX/2003    Refinance     Primary     XXX        $XXX
736246347 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 TX    10/XX/2004   Purchase      Primary     XXX        $XXX
736246348 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    10/XX/2006   Purchase      Primary     XXX        $XXX
736246360 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    2/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
736246365 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    10/XX/2007   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
736246364 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 IL    6/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2
736246363 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NV    8/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246406 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                   *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                                                        B           B           Yes      Yes       Final HUD1 LA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/14: Client approved use of alternative application document for initial application date.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
736246368 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                           B           B           No       Yes       Final HUD1 WA    4/XX/2008    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2
736246407 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    10/XX/2007   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736246408 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/23: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
736246397 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736246409 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006                                                                                                                                                                   B           B           No       Yes       Final HUD1 NH    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
736246369 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                     *** (OPEN) Missing Valuation:                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                COMMENT: 2019/XX/23: Appraisal not provided.                                                                             which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3
736246371 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           No       Yes       Final HUD1 FL    3/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2
736246391 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    6/XX/2009    Purchase      Primary     XXX        $XXX
736246392 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 NY    10/XX/2005   Refinance     Investment  XXX        $XXX
736246394 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
736246410 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WA    7/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
736246395 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 WA    5/XX/2008    Refinance     Investment  XXX        $XXX
736246393 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WA    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2 following clauses: - EV2
                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by XXX%. APR of XXX%
                                                                                                                                                                                                                                                                         exceeds a threshold of XXX% based on the US Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High Cost Loan. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2008 which is 3 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV1

                                                                                                                                                                                                                                                                         *** (CLEARED) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
736246411 XXX       XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                                       *** (OPEN) Missing Valuation:                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 CA    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2017/XX/11: Appraisal not provided
                                                                                                                                                                                                                                                                         *** (OPEN) Initial TIL not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736246396 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                  $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/18: Loan approval indicates the Index used was 3.790%. The lowest Index available within the look-back period is 4.11%.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2                                                 *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX%
                                                                                                                                                                                                                                                                                                                                                                                                                                               tolerance.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2018/XX/18: Loan approval indicates the Index used was 3.790%. The lowest Index available within the look-back period is 4.11%.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736246400 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 MD    6/XX/2007    Purchase      Primary     XXX        $XXX
736246412 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.             B           B           No       Yes       Final HUD1 MD    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2020/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             cannot confirm that borrower received.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
736246413 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 NY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         rescission form was used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736246373 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.             B           B           Yes      Yes       Final HUD1 MA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on           cannot confirm that borrower received.
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736246375 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MD    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2                                          COMMENT: 2018/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
736246326 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007  *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state                                                                                      B           B           Yes      Yes       Final HUD1 NC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2                                                     COMMENT: 2016/XX/11: Lenders may charge a late payment charge of up to 4% of the amount of the payment past due, if the payment is at least 15 days past due.
                                                                                                                                                                                                                                                                         *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244834 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    6/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   closing disclosure of 06/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
736244662 XXX       XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3                                                                                                                           2           *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    4/XX/2013    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary                                                                                                                               *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet
                                                      Sheet 26-0286 (Government Documents) - EV3                                                                                                                                                                         not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in
                                                                                                                                                                                                                                                                         approved license status to conduct loan origination activities. - EV2
736244668 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 TN    4/XX/2010    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to      COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2010, 03/XX/2010,
                                                                                                                                                                                                                                                                         02/XX/2010, 01/XX/2010, 01/XX/2010.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                         TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244711 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    NY    3/XX/2003    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 02/XX/2003,
                                                                                                                                                                                                                                                                         01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002, 09/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244713 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal,      D           D           Yes      Yes       HUD1, not  MN    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing. - EV3                                                                                                                                       State or Local compliance testing.                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: missing borrower signature, but loan stamped certified by settlement agent. We will consider as such since a non-escrow state without                                                   stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final signature.
                                                                                                                                                                                                                                                                         closing disclosure of 10/XX/2002 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2002, 09/XX/2002,
                                                                                                                                                                                                                                                                         08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244716 XXX       XXX    XXX       1                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 OH    8/XX/1999    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2
736244717 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NY    11/XX/2005   Refinance     Primary     XXX        $XXX
736244718 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005,
                                                                                                                                                                                                                                                                         02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244720 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the                                                                                                                                                                        B           B           No       Yes       Final HUD1 SC    9/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                         subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
736244721 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MN    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2025/XX/03: Til itemization did not discloused Recording Service fee $XXX as prepaid finance charge.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer
                                                                                                                                                                                                                                                                         Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005,
                                                                                                                                                                                                                                                                         05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736244724 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NY    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2                                                                                                                                          $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003,
                                                                                                                                                                                                                                                                         08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244726 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 VA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005,
                                                                                                                                                                                                                                                                         05/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244728 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    2/XX/2001    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001
                                                      following clauses: - EV2                                                                                                                                                                                           used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2001, 02/XX/2001.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736244729 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    FL    6/XX/2005    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005,
                                                                                                                                                                                                                                                                         04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244730 XXX       XXX    XXX       3                *** (OPEN) Credit Exception: - EV3                                                        *** (OPEN) Credit Exception:                                                                                 3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    MS    8/XX/2013    Purchase      UTD         XXX        $XXX
                                                                                                                                                COMMENT: 2025/XX/09: Promissory Note reflects Total of Payments as the Note Amount with no reference that                Federal, State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3             amount is inclusive of amount borrowed and finance charges. TIL amounts disclosed are based on the Amount
                                                                                                                                                Financed as the base loan amount which was the amount utilized for Compliance testing purposes.                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2013, 07/XX/2013,
                                                                                                                                                                                                                                                                         06/XX/2013, 05/XX/2013, 04/XX/2013, 03/XX/2013, 02/XX/2013.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                         - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244733 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    RI    6/XX/2005    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005,
                                                                                                                                                                                                                                                                         04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Rhode Island Prepayment Penalty Test: Rhode Island Prepayment Penalty: Loan prepay term of 24 months exceeds state maximum of 12 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244735 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           No       Yes       Final HUD1 CA    10/XX/2013   Refinance     Investment  XXX        $XXX
736244737 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local                                                                                                                                                                          D           D           Yes      Yes       Estimated  CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                          HUD1

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004,
                                                                                                                                                                                                                                                                         03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736244738 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 AR    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                   any applicable compliance testing. - EV2                                                                                                                              $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing itemization of amount financed.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736244740 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2001    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001
                                                      following clauses: - EV2                                                                                                                                                                                           used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2001, 02/XX/2001.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736244742 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    VA    8/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005,
                                                                                                                                                                                                                                                                         06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244744 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    8/XX/1999    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                      following clauses: - EV2                                                                                                                                                                                           07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/1999, 07/XX/1999,
                                                                                                                                                                                                                                                                         06/XX/1999, 05/XX/1999, 04/XX/1999, 03/XX/1999, 02/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736244745 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not                                                                                                                                                                       D           D           Yes      No        Missing    TX    11/XX/2004   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with
                                                                                                                                                                                                                                                                         XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6):
                                                                                                                                                                                                                                                                         Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas
                                                                                                                                                                                                                                                                         Section 50 (a)(6) home equity loan.) - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market
                                                                                                                                                                                                                                                                         Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004,
                                                                                                                                                                                                                                                                         09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244747 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    GA    10/XX/2005   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005,
                                                                                                                                                                                                                                                                         08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244748 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2005    Purchase      UTD         XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005,
                                                                                                                                                                                                                                                                         03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244749 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   D           D           Yes      No        Missing    FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3                                                                                                       $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: Under disclosure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 3.19%.

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is overdisclosed from calculated APR of XXX% outside of 0.250%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736244751 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    12/XX/2003   Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2003, 11/XX/2003,
                                                                                                                                                                                                                                                                         10/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244752 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    IL    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003,
                                                                                                                                                                                                                                                                         05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244755 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OK    1/XX/2005    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004,
                                                                                                                                                                                                                                                                         11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244756 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2
736244757 XXX       XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                          3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    AL    1/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA - `No guarantee to Refinance' Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required `No guarantee to
                                                                                                                                                                                                                                                                         Refinance' statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736244758 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003,
                                                                                                                                                                                                                                                                         08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244759 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    NJ    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003,
                                                                                                                                                                                                                                                                         05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244760 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004,
                                                                                                                                                                                                                                                                         11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244765 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 MA    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         EV2                                                                                                                                                                   $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/03: under disclosure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final 1.42%.
                                                                                                                                                                                                                                                                         closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250%
                                                                                                                                                                                                                                                                         tolerance. - EV2
736244767 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 SC    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         after using credit score. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
736244769 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IN    10/XX/2002   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2002, 09/XX/2002,
                                                                                                                                                                                                                                                                         09/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244773 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                                                         B           B           Yes      Yes       Final HUD1 MI    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                         Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003,
                                                                                                                                                                                                                                                                         06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736244774 XXX       XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 FL    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                      following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                 $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX  COMMENT: 2025/XX/07: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                         in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2000, 05/XX/2000,
                                                                                                                                                                                                                                                                         05/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736244775 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    NY    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003,
                                                                                                                                                                                                                                                                         05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244776 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    6/XX/2003    Refinance     UTD         XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2003, 05/XX/2003,
                                                                                                                                                                                                                                                                         04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.95000% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244779 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 GA    4/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2000 used as disbursement   COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                         date for compliance testing. - EV2                                                                                                                                    Amount Financed.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2000, 03/XX/2000,
                                                                                                                                                                                                                                                                         02/XX/2000, 01/XX/2000, 12/XX/1999, 11/XX/1999, 10/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
736244824 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    1/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 01/XX/2010 used as disbursement date for compliance testing. - EV2
736244876 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                               any applicable compliance testing. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                         02/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2009, 02/XX/2009,
                                                                                                                                                                                                                                                                         01/XX/2009, 12/XX/2008, 11/XX/2008, 10/XX/2008, 09/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736244898 XXX       XXX    XXX       3                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                     3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    NJ    2/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2009, 02/XX/2009,
                                                                                                                                                                                                                                                                         01/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
736244903 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 MI    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
736244904 XXX       XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                     2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 MD    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                               other than consumer. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2012, 03/XX/2012,
                                                                                                                                                                                                                                                                         02/XX/2012, 01/XX/2012, 12/XX/2011, 12/XX/2011.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
736244912 XXX       XXX    XXX       2                *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                               2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing amortization schedule.

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2009, 06/XX/2009,
                                                                                                                                                                                                                                                                         06/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not
                                                                                                                                                                                                                                                                         provided to borrower. - EV2
736245160 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    10/XX/2006   Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006,
                                                                                                                                                                                                                                                                         08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245161 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 FL    4/XX/2004    Refinance     Primary     XXX        $XXX
736245162 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    9/XX/2004    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004,
                                                                                                                                                                                                                                                                         07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245164 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    1/XX/2000    Refinance     Primary     XXX        $XXX

                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000
                                                      following clauses: - EV2                                                                                                                                                                                           used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         12/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2000, 12/XX/1999,
                                                                                                                                                                                                                                                                         11/XX/1999, 10/XX/1999, 09/XX/1999, 08/XX/1999, 07/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736245166 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 02/XX/2007.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245167 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    TX    2/XX/2000    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2000, 01/XX/2000,
                                                                                                                                                                                                                                                                         12/XX/1999, 11/XX/1999, 10/XX/1999, 09/XX/1999, 08/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245171 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MO    4/XX/2005    Refinance     Primary     XXX        $XXX
736245172 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 FL    3/XX/2003    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 02/XX/2003,
                                                                                                                                                                                                                                                                         01/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
736245173 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 IL    11/XX/2006   Refinance     Primary     XXX        $XXX
736245174 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           Yes      No        Missing    NJ    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                   02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005,
                                                                                                                                                                                                                                                                         01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245176 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                                                        *** (OPEN) Missing Document: HUD-1 Addendum not provided                                                                                                          D           D           Yes      Yes       Final HUD1 NV    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: HUD line 1113 reflects "See Attached for breakdown" but the addendum was not located. The $XXX lump sum amount has been included in high-
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 cost testing.

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005,
                                                                                                                                                                                                                                                                         01/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245177 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the                                                                                                                                                                        B           B           No       Yes       Final HUD1 FL    2/XX/2007    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007,
                                                                                                                                                                                                                                                                         01/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2
736245178 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or                                                                                                                                                                   D           D           Yes      Yes       HUD1, not  NY    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Local compliance testing. - EV3                                                                                                                                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003,
                                                                                                                                                                                                                                                                         09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736245179 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to                                                                                                                                                                     C           C           Yes      Yes       Final HUD1 NC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         borrower due to missing prior loan information. - EV3

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736245180 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    9/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006,
                                                                                                                                                                                                                                                                         07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736245181 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 NJ    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                             COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                         Disclosure to borrower. - EV2
736245183 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2
736245184 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           Yes      Yes       Final HUD1 IL    10/XX/1997   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                  COMMENT: 2025/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX%
                                                                                                                                                                                                                                                                         outside of 0.125% tolerance. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         09/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/1997, 09/XX/1997,
                                                                                                                                                                                                                                                                         08/XX/1997, 07/XX/1997, 06/XX/1997, 05/XX/1997, 04/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
736245185 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2
736245186 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of   B           B           No       Yes       Final HUD1 TN    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2               COMMENT: 2025/XX/03: Under dislocsure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is
                                                                                                                                                                                                                                                                                                                                                                                                                                               1.833%.
                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
736245187 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 UT    1/XX/2007    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006,
                                                                                                                                                                                                                                                                         12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736245191 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                   2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245192 XXX       XXX    XXX       3                                                                                                                                                                                                                       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                            *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                                              D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/07: File is missing HUD, Note or TIL required to run compliance.
736245193 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    9/XX/2004    Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004,
                                                                                                                                                                                                                                                                         07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
736245198 XXX       XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable                                                                                                                                                                   D           D           No       No        Missing    OH    8/XX/2004    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing is unreliable. - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004,
                                                                                                                                                                                                                                                                         06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                         Disclosure, no fees were used in testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736245200 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 IL    3/XX/2004    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004,
                                                                                                                                                                                                                                                                         01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                         Application Date, Broker Application Date, or six months prior to consummation. - EV2
736245221 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2009 used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2009, 10/XX/2009,
                                                                                                                                                                                                                                                                         09/XX/2009, 08/XX/2009, 07/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                         TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                         Loan Application Date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                         executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
736245429 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 TN    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure. - EV2
736244832 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MS    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2
736244852 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 08/XX/2009                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    8/XX/2009    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the
                                                      following clauses: - EV2                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         07/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2009, 07/XX/2009,
                                                                                                                                                                                                                                                                         06/XX/2009, 05/XX/2009, 04/XX/2009, 03/XX/2009, 02/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA
                                                                                                                                                                                                                                                                         2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. -
                                                                                                                                                                                                                                                                         EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
736244911 XXX       XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                      3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3                                                                                                                                                                            *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                         03/XX/2009 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2009, 03/XX/2009.
                                                                                                                                                                                                                                                                         Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application
                                                                                                                                                                                                                                                                         Date, Broker Application Date, or six months prior to consummation. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
736244663 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                     *** (OPEN) Title: Evidence of title is missing                                                               2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount,                                                                                                                                                                           B           B           Yes      No        HELOC      FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                COMMENT: 2017/XX/14: File does not contain either Preliminary or Final Title.                                            whichever applies. - EV2                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                      *** (OPEN) Title: Evidence of title is missing - EV3
                                                                                                                                                                                                                                                                         *** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in
                                                                                                                                                                                                                                                                         file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2006. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information. - EV2
736244673 XXX       XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation                                                                                                                2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 VA    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Report Date: 05/XX/2012 - EV3                                                                                                                                                                                      for estimate of charges and terms for all other settlement charges. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
736244672 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 NJ    12/XX/2009   Purchase      Primary     XXX        $XXX
736244783 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                     B           B           Yes      Yes       Final HUD1 NY    9/XX/2006    Refinance     Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
736244787 XXX       XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                             2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    10/XX/2012   Purchase      Primary     XXX        $XXX

                                                                                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                         Statement. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
736244788 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable    *** (CLEARED) Other Compliance Exception (Manual Add)                                                                                                             B           B           No       Yes       Final HUD1 OH    8/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         threshold of APOR XXX% + XXX%, or XXX%.  Compliant Higher Priced Mortgage Loan. - EV2                                                                                 COMMENT: 2019/XX/27: Initial HUD Addendum 92900-A is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

                                                                                                                                                                                                                                                                         *** (CLEARED) Other Compliance Exception (Manual Add) - EV1
736244791 XXX       XXX    XXX       1                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                   A           A           Yes      Yes       Final HUD1 SC    12/XX/2009   Purchase      Primary     XXX        $XXX
736244786 XXX       XXX    XXX       2                *** (CLEARED) FHA - Important Notice to Homebuyer (92900-B) was not provided within three *** (CLEARED) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and  *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.                             B           B           Yes      Yes       Final HUD1 IL    5/XX/2014    Purchase      Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                      days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B)  application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)                      Transaction Date used to determine rate used for testing. - EV2                                                                                                       COMMENT: 2020/XX/10: The Initial Truth in Lending (TIL) document is missing from the File.  Please provide the Initial Truth in Lending (TIL)  document fully                                                                                                                                         Harbor QM    Harbor QM
                                                      (Government Documents) - EV1                                                              COMMENT: 2020/XX/04: The provided FHA - Important Notice to Homebuyer (92900-B)  document was not delivered                                                                                                                                                                                    executed by all parties along with proof of delivery to all Borrower(s).
                                                                                                                                                to the borrower timely. Please provide a copy of the Initial  FHA - Important Notice to Homebuyer (92900-B)              *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                      *** (CLEARED) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is    fully executed by all parties Currently Missing from the file, along with  proof of delivery to all
                                                      missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value        borrower(s) within TRID 3 Business Day Timing Compliance Guidelines
                                                      (92800.5B) (Government Documents) - EV1
                                                                                                                                                *** (CLEARED) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure:
                                                      *** (CLEARED) FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed      FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
                                                      Choice Disclosure (Government Documents) - EV1                                            COMMENT: 2020/XX/04: Please provide a copy of the FHA - Conditional Commitment DE Statement of Appraised
                                                                                                                                                Value (92800.5B) Disclosure  fully executed by all borrower(s) Currently Missing from the file, along with
                                                      *** (CLEARED) Missing Document: General Services Administration (GSA) not provided - EV1  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

                                                      *** (CLEARED) Missing Document: Limited Denials of Participation (LDP) not provided - EV1 *** (CLEARED) FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure
                                                                                                                                                (Government Documents)
                                                                                                                                                COMMENT: 2020/XX/04: Please provide a copy of the FHA - Informed Choice Disclosure  fully executed by all borrower(s) Currently Missing from the file, along with  proof of delivery to all  borrower(s) within the 3
                                                                                                                                                Business Day Timing Compliance Guidelines.

                                                                                                                                                *** (CLEARED) Missing Document: General Services Administration (GSA) not provided
                                                                                                                                                COMMENT: 2020/XX/05: No Fraud Report was provided so the General Services Administration (GSA) document is required.

                                                                                                                                                *** (CLEARED) Missing Document: Limited Denials of Participation (LDP) not provided
                                                                                                                                                COMMENT: 2020/XX/05: No Fraud Report was provided so the Limited Denials of Participation (LDP) document is required.
736244789 XXX       XXX    XXX       2        2       *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2          *** (CLEARED) Credit Exception:                                                                              2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. -  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing            B           B           Yes      No                   IL    8/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                COMMENT: 2017/XX/21: Down payment of 0% from borrower's own funds is less than 5% required per guidelines.               EV2                                                                                                                                                                   Disclosure.
                                                      *** (CLEARED) Cash available for Closing is insufficient to cover Cash From Borrower. -                                                                                                                                                                                                                                                                                                  COMMENT: 2017/XX/27: The CD reflects $XXX whereas the Escrow Acct. Disclosure reflects $XXX.
                                                      EV1                                                                                                                                                                                                                *** (CURED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                         provided on 08/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/08/XX/2017) - EV2                                             *** (CURED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                      *** (CLEARED) Credit Exception: - EV1                                                                                                                                                                                                                                                                                                                                                    Disclosure provided on 08/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/08/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2017/XX/27: Page 1 of the final CD indicates homeowner's insurance is not escrowed.
736244790 XXX       XXX    XXX       1        1                                                                                                                                                                                                              1           *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1     *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures.       A           A           Yes      No                   CA    1/XX/2018    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2018/XX/22: .
736244784 XXX       XXX    XXX       2                                                                                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    1/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
736244659 XXX       XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not   *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.      2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide       *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide   B           B           Yes      Yes       Final HUD1 KY    8/XX/2015    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      been inspected. - EV3                                                                     COMMENT: 2025/XX/05: The subject property is located in a FEMA Disaster area. A post-disaster inspection                 "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.                                                                                                                                                      QM           QM
                                                                                                                                                verifying there was no damage to the subject property is required.                                                                                                                                                                                                                             COMMENT: 2025/XX/05: Evidence Right to Receive a Copy appraisal disclosure was sent to borrower within 3 days of application is missing.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3                                                                                                                          *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability
                                                                                                                                                *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                      for estimate of charges and terms for all other settlement charges. - EV2                                                                                             *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                  COMMENT: 2025/XX/05: Insurance verification is missing                                                                                                                                                                                                                                         to conduct loan origination activities.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: RESPA (2010): Final HUD-1 cure for 0% tolerance violation provided outside of 30 days. COMMENT: 2025/XX/05: Originator not found in NMLS look up site.
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                   *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided                    - EV2
                                                                                                                                                COMMENT: 2025/XX/05: A copy of the borrower's mortgage payment history from the lender's servicing system                                                                                                                                                                                      *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM)  reflecting no lates in the last 12 months is missing.                                                                    *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                       Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                                                       COMMENT: 2025/XX/05: Originator not found in NMLS look up site.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

                                                                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual
                                                                                                                                                                                                                                                                         Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
736244660 XXX       XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3                                *** (OPEN) Asset documentation requirements not met.                                                         3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  B           C           Yes      No                   AZ    3/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                                                                                                                COMMENT: 2025/XX/05: Assets statements not meeting the minimum required by AUS. Latest Statement in file                 match Due Diligence Loan Designation of Safe Harbor QM. - EV3                                                                                                         match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                               SHQM         QM
                                                      *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3                        does not meet balance per AUS requirements.                                                                                                                                                                                                                                                    COMMENT: 2025/XX/05: Loan designation discrepancy due to assets not meeting the minimum required by AUS. Latest Statement in file does not meet balance per AUS                                                                                                                                       (GSE/Agency
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  requirements.                                                                                                                                                                                                                                                                                         Eligible)
                                                      *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3                      *** (OPEN) AUS Findings: Available for Reserves discrepancy.                                                             copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2
                                                                                                                                                COMMENT: 2025/XX/05: Assets statements not meeting the minimum required by AUS. Latest Statement in file                                                                                                                                                                                       *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement -   does not meet balance per AUS requirements.                                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates   provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
                                                      EV3                                                                                                                                                                                                                to verify two years employment history for current and/or prior employment. (XXX/15910192) - EV2                                                                      COMMENT: 2025/XX/05: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                *** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
                                                                                                                                                COMMENT: 2025/XX/05: Assets statements not meeting the minimum required by AUS. Latest Statement in file                 *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                does not meet balance per AUS requirements.                                                                              Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                        Dates to verify two years employment history for current and/or prior employment. (XXX/15910192)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/05: Missing Employment Dates to verify two years employment history.
736244661 XXX       XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3                      *** (OPEN) AUS/Guideline Findings: All conditions were not met                                               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not  C           C           Yes      Yes       Final HUD1 MA    7/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                                                                                                                COMMENT: 2025/XX/05: File is missing final AUS; final 1008 showing AUS approved was used for review."                    match Due Diligence Loan Designation of Non QM. - EV3                                                                                                                 match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                                                       SHQM
                                                      *** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy                                                                                                                                                                                                                                                                                                  COMMENT: 2025/XX/05: Tax returns for 2012 and 2013 are not signed/dated by borrower, P&L statement and third party verification of self employment business is                                                                                                                                        (GSE/Agency
                                                      provided does not contain unit interior coverage. - EV3                                   *** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not                *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole               missing, causing loan to waterfall through QM testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                                   Eligible)
                                                                                                                                                contain unit interior coverage.                                                                                          Proprietorship). (XXX XXXi/Schedule C) - EV3
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                       COMMENT: 2025/XX/05: HO-6 policy is missing.                                                                                                                                                                                                                                                   *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole
                                                                                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2014, GFE Date: 07/XX/2014 - EV2                                                Proprietorship). (XXX XXXi/Schedule C)
                                                                                                                                                *** (OPEN) Missing Document: AUS not provided                                                                                                                                                                                                                                                  COMMENT: 2025/XX/05: Tax returns for 2012 and 2013 are not signed/dated by borrower, P&L statement and third party verification of self employment business is
                                                                                                                                                COMMENT: 2025/XX/05: File is missing final AUS; final 1008 showing AUS approved was used for review.                     *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the  missing.
                                                                                                                                                                                                                                                                         date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2014, GFE Date: 07/XX/2014
                                                                                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a  COMMENT: 2025/XX/05: Transfer taxes were added to GFE with no valid change of circumstance and no cure provided.
                                                                                                                                                                                                                                                                         copy of each valuation to applicant three (3) business days prior to consummation. (Client:50837/07/XX/2014) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability   provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:50837/07/XX/2014)
                                                                                                                                                                                                                                                                         for estimate of charges and terms for all other settlement charges. - EV2                                                                                             COMMENT: 2025/XX/05: Evidence of borrower's receipt of appraisal 3 days prior to closing is missing.

                                                                                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of       COMMENT: 2025/XX/05: Good faith estimate through date is required to be within 10 days prior to closing.
                                                                                                                                                                                                                                                                         Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                         *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not  Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                         the most recent. Application Date 06/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 04/XX/2014. (XXX XXXi/Schedule C) - EV2                COMMENT: 2025/XX/05: List of homeowners counseling is required to be provided to borrower within 3 business days from application date.

                                                                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 04/XX/2014. (XXX XXXi/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                               COMMENT: 2025/XX/05: Tax returns for 2012 and 2013 are provided and loan closed 7/XX/2014. 2013 tax returns not provided.